As filed with the U.S. Securities and Exchange Commission on May 1, 2002
                                                     Registration No. 333-63654
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                         ------------------------------

                                    FORM S-6
                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933  [ ]
                      POST-EFFECTIVE AMENDMENT NO. 1 [X]
                 -----------------------------------------------

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV
                              (Exact name of trust)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of depositor)

                               JOHN HANCOCK PLACE
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                           BOSTON, MASSACHUSETTS 02117
          (Complete address of depositor's principal executive offices)
                              --------------------

                             RONALD J. BOCAGE, ESQ.
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                        JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)
                            -------------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007
                           --------------------------

It is proposed that this filing become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

         [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485

         [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

         [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

         [ ] this post-effective amendment designates a new effective date for a previously filed amendment.

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                                     PART II

                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                        REPRESENTATION OF REASONABLENESS

     John Hancock Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                      UNDERTAKING REGARDING IMDEMNIFICATION

     Pursuant to Article 8 of John Hancock's Bylaws and Chapter 156B, Section 67 of the Massachusetts Business Corporation Law, John Hancock indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of John Hancock.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The prospectus containing 147 pages.

     The undertaking to file reports.

     The representation of reasonableness.

     The undertaking regarding indemnification.

     The signatures.

     The following exhibits:

     I.A. (1) John Hancock Board Resolution establishing the separate account, is incorporated by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement of File No. 33-63842, filed on March 6, 1996

          (2)  Not Applicable

          (3) (a) Form of Distribution and Servicing Agreement by and among Signator Investors, Inc. (previously known as "John Hancock Distributors, Inc."), John Hancock Life Insurance (previously known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life
                   Account S (File No. 33-15075) filed April 18, 1997.

               (b) Specimen Variable Contracts Selling Agreement between
                   Signator Investors, Inc. and selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 33-15075) filed April 18, 1997.

               (c) Schedule of sales commissions included in Exhibit I.A.(3)(a)
                   above.

          (4)  Not Applicable

          (5) Form of flexible premium variable life insurance policy, incorporated by reference from to the initial registration statement to this File, File No. 333-63654, filed on June 22, 2001.

          (6) (a) John Hancock's Restated Articles of Organization are incorporated by reference from Post-Effective Amendment No. 10 the Registration Statement of File No. 333-76662, filed on March 7, 2001.

               (b) John Hancock's Amended And Restated By-Laws are incorporated by reference to the Annual Report filed on Form 10-K, File No. 333-45862, filed March 27, 2002.

          (7)  Not applicable.

          (8) (a) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), filed in Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

               (b) Participation Agreement Among Variable Insurance Products
                   Fund, Fidelity Distributors Corporation and John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance

                   Company"), filed in Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

               (c) Participation Agreement Among MFS Variable Insurance Trust,
                   John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"),and Massachusetts Financial Services Company, filed in Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

               (d) Participation Agreement By And Among AIM Variable Insurance
                   Funds, Inc., AIM Distributors, Inc., John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and Certain of its Affiliated Insurance Companies, each on behalf of itself and its Separate Accounts, and John Hancock Funds, Inc., filed in Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

               (e) Participation Agreement between Janus Aspen Series, Janus
                   Capital Corp., and John Hancock Variable Life Insurance Company, incorporated by reference to File 333-425, filed on Form S-6 on November 1, 2001.

          (9)  Not Applicable.

          (10) Forms of application for Policy, incorporated by reference from the initial registration statement to this File, File No. 333-63654, filed on June 22, 2001.

          (11) Not Applicable. The Registrant invests only in shares of open-end Funds.

     2.   Included as Exhibit 1.A(5) above.

     3. Opinion and consent of counsel as to securities being registered, incorporated by reference from Pre-Effective Amendment No. 1 to this File, File No. 333-63654, filed on October 11, 2001.

     4.   Not Applicable

     5.   Not Applicable

     6.   Opinion and consent of actuary, filed herewith.

     7.   Consent of independent auditors, filed herewith.

     8. Memorandum describing John Hancock's issuance, transfer and redemption procedures for the flexible policy pursuant to Rule
          6e-3(T)(b)(12)(iii), incorporated by reference to Pre-Effective Amendment No. 1 to File 33-64364, filed on October 29, 1993.

     9. Powers of attorney for David F. D'Alessandro, Foster L. Aborn, Waye A. Budd, John M. Connors, Jr., John De Ciccio, Robert E. Fast, Kathleen Foley Feldstein, Nelson F. Gifford, Michael C. Hawley, Edward H Linde, Judith A. McHale, R. Robert Popeo, Richard F. Syron and Robert J Tarr are incorporated by reference to the initial registration statement of File No. 333-67744, filed on August 16, 2001. Power of attorney for Thomas P. Glynn, incorporated by reference to the initial registration statement to File No. 333-70743, filed on October, 2 2001.

     10. Representations, Description and Undertaking pursuant to Rule 6e-3(T)(b)(13)(iii)(F) under the Investment Company Act of 1940 are incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement to File No. 33-79108 filed October 10, 1994.

     11. Opinion of Counsel as to eligibility of this Post-Effective Amendment for filing pursuant to Rule 485(b).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the John Hancock Life Insurance Company has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and attested, all in the City of Boston and Commonwealth of Massachusetts on the 1st day of May, 2002.

                                  On behalf of the Registrant,
                                  JOHN HANCOCK LIFE INSURANCE COMPANY
                                  (Depositor)


                                           By:  /s/ DAVID F. D'ALESSANDRO
                                              ----------------------------
                                                 David F. D'Alessandro
                                                 Chairman, President and Chief
                                                    Executive Officer

Attest:  /s/ RONALD J. BOCAGE
        ----------------------------
          Ronald J. Bocage
          Vice President and Counsel

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Life Insurance Company and on the dates indicated.

/s/ THOMAS E. MOLONEY                                               May 1, 2002
------------------------------------
Thomas E. Moloney
Senior Executive Vice President and
Chief Financial Officer
(Principal Financial Officer and
Acting Principal Accounting Officer)


/s/ DAVID F. D'ALESSANDRO                                           May 1, 2002
---------------------------
David F. D'Alessandro
Chairman, President and Chief Executive Officer
(Principal Executive Officer)

Signing for himself and as Attorney-In-Fact for:

Foster L. Aborn                     Director
Wayne A. Budd                       Director
John M. Connors, Jr.                Director
John M. DeCiccio                    Director
Robert E. Fast                      Director
Kathleen Foley Feldstein            Director
Nelson S. Gifford                   Director
Thomas P. Glynn                     Director
Michael C. Hawley                   Director
Edward H. Linde                     Director
Judith A. McHale                    Director
R. Robert Popeo                     Director
Richard F. Syron                    Director
Robert J. Tarr, Jr.                 Director

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 1st day of May, 2002.

On behalf of the Registrant
By John Hancock Life Insurance Company
(Depositor)


                                            By:  /s/ DAVID F. D'ALESSANDRO
                                                 --------------------------
                                                  David F. D'Alessandro
                                                  Chairman, President and
                                                  Chief Executive Officer

Attest:  /s/ RONALD J. BOCAGE
         ---------------------------
          Ronald J. Bocage
          Vice President and Counsel

                          PROSPECTUS DATED MAY 1, 2002

      -------------------------------------------------------------------
                      MEDALLION EXECUTIVE VARIABLE LIFE III
      -------------------------------------------------------------------

                a flexible premium variable life insurance policy
                                    issued by
              JOHN HANCOCK LIFE INSURANCE COMPANY ("JOHN HANCOCK")

     The policy provides an investment option with fixed rates of return declared by John Hancock and the following variable investment options:

------------------------------------------------------------------------------------------------------------------------------------
  VARIABLE INVESTMENT OPTION                             MANAGED BY
  --------------------------                             ----------
  Equity Index.....................................      SSgA Funds Management, Inc.
  Large Cap Value..................................      T. Rowe Price Associates, Inc.
  Large Cap Value CORE(SM).........................      Goldman Sachs Asset Management
  Large Cap Growth.................................      Independence Investment LLC
  Large Cap Aggressive Growth......................      Alliance Capital Management L.P.
  Growth & Income..................................      Independence Investment LLC and Putnam Investment Management, LLC
  Fundamental Value................................      Wellington Management Company, LLP
  Multi Cap Growth.................................      Janus Capital Management, LLC
  Fundamental Growth...............................      Putnam Investment Management, LLC
  Small/Mid Cap CORE(SM)...........................      Goldman Sachs Asset Management
  Small/Mid Cap Growth.............................      Wellington Management Company, LLP
  Small Cap Equity.................................      Capital Guardian Trust Company
  Small Cap Value..................................      T. Rowe Price Associates, Inc.
  Small Cap Growth.................................      John Hancock Advisers, LLC
  V.A. Relative Value..............................      John Hancock Advisers, LLC
  AIM V.I. Premier Equity..........................      A I M Advisors, Inc.
  AIM V.I. Capital Development.....................      A I M Advisors, Inc.
  Fidelity VIP Growth..............................      Fidelity Management and Research Company
  Fidelity VIP Contrafund(R).......................      Fidelity Management and Research Company
  MFS Investors Growth Stock.......................      MFS Investment Management(R)
  MFS Research.....................................      MFS Investment Management(R)
  MFS New Discovery................................      MFS Investment Management(R)
  International Equity Index.......................      Independence Investment LLC
  International Opportunities......................      T. Rowe Price International, Inc.
  Fidelity VIP Overseas............................      Fidelity Management and Research Company
  Emerging Markets Equity..........................      Morgan Stanley Investment Management Inc.
  Janus Aspen Worldwide Growth.....................      Janus Capital Management, LLC
  Real Estate Equity...............................      Independence Investment LLC and Morgan Stanley Investment Management Inc.
  Health Sciences..................................      Putnam Investment Management, LLC
  V.A. Financial Industries........................      John Hancock Advisers, LLC
  Janus Aspen Global Technology....................      Janus Capital Management, LLC
  Managed..........................................      Independence Investment LLC and Capital Guardian Trust Company
  Global Balanced..................................      Capital Guardian Trust Company
  Short-Term Bond..................................      Independence Investment LLC
  Bond Index.......................................      Mellon Bond Associates, LLP
  Active Bond......................................      John Hancock Advisers, LLC
  V.A. Strategic Income............................      John Hancock Advisers, LLC
  High Yield Bond..................................      Wellington Management Company, LLP
  Global Bond......................................      Capital Guardian Trust Company
  Money Market.....................................      Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------

    The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

    When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the John Hancock Declaration Trust, the AIM Variable Insurance Funds, Fidelity's Variable Insurance Products Fund (Service Class) and Variable Insurance Products Fund II (Service Class), the MFS Variable Insurance Trust (Initial Class Shares), and the Janus Aspen Series (Service Shares Class) (together, "the Series Funds"). In this prospectus, the investment options of the Series Funds are referred to as "funds". In the prospectuses for the Series Funds, the investment options may be referred to as "funds", "portfolios" or "series".

    Each Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus are prospectuses for the Series Funds. The Series Fund prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

                             * * * * * * * * * * * *

    Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             * * * * * * * * * * * *

                       JOHN HANCOCK LIFE SERVICING OFFICE
                       ----------------------------------

              EXPRESS DELIVERY                          U.S. MAIL
              ----------------                          ---------
           529 Main Street (X-4)                       P.O. Box 111
           Charlestown, MA 02129                      Boston MA 02117



                             PHONE: 1-800-732-5543

                              FAX: 1-617-886-3048

                            GUIDE TO THIS PROSPECTUS

    This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus
                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

    This prospectus is arranged in the following way:

    The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

    Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 22.

    Behind the illustrations is a section called "Additional Information" that gives more details about the policy. It generally does not repeat information
                                                       ---
that is in the Basic Information section. A table of contents for the Additional Information section appears on page 29.

    Behind the Additional Information section are the financial statements for John Hancock and Separate Account UV. These start on page 44.
                                                          --

    Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 147.
                          ---

    After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the prospectuses for the Series Funds begin.

                                   **********

                                BASIC INFORMATION

    This part of the prospectus provides answers to commonly asked questions about the policy. Here are the page numbers where the questions and answers appear:

Question                                                                                        Beginning on page
--------                                                                                        -----------------
..What is the policy? .........................................................................           5

..Who owns the policy? ........................................................................           5

..How can you invest money in the policy? .....................................................           5

..Is there a minimum amount you must invest? ..................................................           6

..How will the value of your investment in the policy change over time? .......................           8

..What charges will we deduct from your investment in the policy? .............................           8

..What charges will the Series Funds deduct from your investment in the policy? ...............          10

..What other charges could we impose in the future? ...........................................          12

..How can you change your policy's investment allocations? ....................................          13

..How can you access your investment in the policy? ...........................................          13

..How much will we pay when the insured person dies? ..........................................          15

..What optional rider benefits can you choose? ................................................          16

..How can you change your policy's insurance coverage? ........................................          17

..Can you cancel your policy after it's issued? ...............................................          17

..Can you choose the form in which we pay out policy proceeds? ................................          18

..To what extent can we vary the terms and conditions ofour policies in particular cases? .....          19

..How will your policy be treated for income tax purposes? ....................................          19

..How do you communicate with us? .............................................................          19

WHAT IS THE POLICY?

    The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary if the insured person dies (we call this the "death benefit") may be similarly affected. If the life insurance protection is provided under a master group policy, the term "policy" as used in this prospectus refers to the certificate you will be issued and not to the master group policy.

    While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

     . Determine when and how much you invest in the various investment options

     . Borrow or withdraw amounts you have in the investment options

     . Change the beneficiary who will receive the death benefit

     . Change the amount of insurance

     . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

     . Choose the form in which we will pay out the death benefit or other proceeds

Most of these options are subject to limits that are explained later in this prospectus.

WHO OWNS THE POLICY?

    That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

HOW CAN YOU INVEST MONEY IN THE POLICY?

Premium Payments

    We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the
                                         -----
specifics of your policy and the insured person. Except as noted below, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

Minimum premium payment

  Each premium payment must be at least $50.

Maximum premium payments

  Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. More discussion of these tax law requirements begins on page 36. Also, we may refuse to accept any amount of an additional premium if:

     .  that amount of premium would increase our insurance risk exposure, and

     . the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.

In no event, however, will we refuse to accept any premium necessary to prevent the policy or the guaranteed death benefit feature from terminating.

Ways to pay premiums

  If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Life." We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to the John Hancock Life Servicing Office at the appropriate address shown on page 2 of this prospectus.

  We will also accept premiums:

     .  by wire or by exchange from another insurance company, or

     .  if we agree to it, through a salary deduction plan with your employer.

 You can obtain information on these other methods of premium payment by contacting your John Hancock representative or by contacting the John Hancock Life Servicing Office.

IS THERE A MINIMUM AMOUNT YOU MUST INVEST?

Planned Premiums

  The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. The premium reminder notice we send you is based on this amount. You will also choose how often to pay premiums-- annually, semi-annually, quarterly or monthly. The date on which such a payment is "due" is referred to in the policy as a "modal processing date." However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see "Lapse and reinstatement" and "Guaranteed death benefit feature" below).

Lapse and reinstatement

   Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., "lapse") for failure to pay charges due under the policy. If the guaranteed death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed death benefit feature is not in effect, the entire policy can lapse. In either case, if the
           ---
policy's surrender value is not sufficient to pay the charges on a quarterly processing date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day "grace period" to make that payment. If you don't pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., "reinstate") it within 3 years from the beginning of the grace period. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed death benefit is not in effect and the insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan. (The "quarterly processing dates" are every third monthly deduction date. The term "monthly deduction date" is defined on page 31 under "Procedures for issuance of a policy".)

Guaranteed death benefit feature

   This feature guarantees that your Basic Sum Insured will not lapse during the first 5 policy years, regardless of adverse investment performance, if on each quarterly processing date during that 5 year period the amount of cumulative premiums you have paid (less all withdrawals from the policy and all outstanding loans) equals or exceeds the sum of all Guaranteed Death Benefit Premiums due to date. The annual Guaranteed Death Benefit Premium (or "GDB Premium) is defined in the policy and one-twelfth of that amount is "due" on each monthly deduction date. If the Guaranteed Death Benefit test is not satisfied on any quarterly processing date, the guaranteed death benefit feature will not be "in effect" on that quarterly processing date.

   No GDB Premium will ever be greater than the so-called "guideline premium" for the policy as defined in Section 7702 of the Internal Revenue Code. Also, the GDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see "How much will we pay when the insured person dies?" on page 15).

   The guaranteed death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see "How much will we
        ---
pay when the insured person dies?" on page 15).

   If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.

HOW WILL THE VALUE OF YOUR INVESTMENT IN THE POLICY CHANGE OVER TIME?

  From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected. Special investment rules apply to premiums processed prior to the 20th day after your policy becomes effective. (See "Commencement of investment performance" beginning on page 32.)

  Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of a Series Fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will John Hancock deduct from my investment in the policy?" below.

  The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. Amounts you invest in the fixed investment option will not be subject to the asset-based risk charge described on page 9. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

  At any time, the "account value" of your policy is equal to:

     .  the amount you invested,

     . plus or minus the investment experience of the investment options you've chosen,

     .  minus all charges we deduct, and

     .  minus all withdrawals you have made.

 If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed on page 34.

 WHAT CHARGES WILL WE DEDUCT FROM YOUR INVESTMENT IN THE POLICY?

Deductions from premium payments

.. Premium tax charge - A charge to cover state premium taxes we currently expect
  ------------------
  to pay, on average. This charge is currently 0.5% of each premium. We guarantee that this charge will never exceed 2.35% of each premium.

.. DAC tax charge - Although we do not currently impose this charge, we may do so
  --------------
  to cover a Federal income tax burden that may be imposed on us as a result of our receipt of premiums. If we do impose this charge, however, we guarantee that it will never exceed 1.25% of each premium.

.. Premium sales charge - A charge to help defray our sales costs. The current
  --------------------
  charge is a percentage of a certain portion of the premium you pay. The percentage is currently 5.1% in policy years 1 through 10 and will never exceed 7% in any of those policy years. We currently intend to stop making this charge on premiums received after the 10th policy year, but this is not guaranteed. Because policies of this type were first offered for sale in 1999, no termination of this charge has yet occurred. In no event will this charge exceed 3% after the 10th policy year. The portion of each year's premium that is currently subject to the charge is called the "Target Premium". It's determined at the time the policy is issued and will appear in the "Policy Specifications" section of the policy. We currently impose no sales charge on premiums in excess of the Target Premium. However, we reserve the right to impose a charge of up to 3% of such excess premiums paid in any policy year.

.. Optional enhanced cash value rider charge - A charge to cover the cost of this
  -----------------------------------------
  rider, if elected, equal to 1% of all premiums paid in the first policy year.

Deductions from account value

.. Maintenance charge - A monthly charge to help defray our administrative costs.
  ------------------
  This is a flat dollar charge of up to $15 (currently $10). We currently intend to stop making this charge after the 20th policy year, but this is not guaranteed.

.. Insurance charge - A monthly charge for the cost of insurance. To determine
  ----------------
  the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of the insured person, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) Higher current insurance rates are generally applicable to policies issued on a "guaranteed issue" basis, where only very limited underwriting information is obtained. This is often the case with policies issued to trustees, employers and similar entities.

.. Extra mortality charge - A monthly charge specified in your policy for
  ----------------------
  additional mortality risk if the insured person is subject to certain types of special insurance risk.

.. Asset-based risk charge - A monthly charge for mortality and expense risks we
  -----------------------
  assume. The charge is a percentage of that portion of your account value allocated to variable investment options. The current percentages are .0501% for policy years 1 - 10, .0292% for policy years 11 - 20, and .0125% thereafter. These percentages equate to effective annual rates of .60%, .35% and .15%, respectively. The reductions after 10 and 20 years have not occurred yet under any policy, since no policy has yet been outstanding for 10 years. We guarantee that this charge will never exceed .0753% of that portion of your account value allocated to variable investment options. This percentage equates to an effective annual rate of .90%. This charge does not apply to the fixed investment option.

.. Optional benefits charge - Monthly charges for any optional insurance
  ------------------------
  benefits added to the policy by means of a rider (other than the enhanced cash value rider). We currently do not offer any rider for which such a charge is made, but we may offer such riders in the future.

.. Partial withdrawal charge - A charge for each partial withdrawal of account
  -------------------------
  value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $20 or 2% of the withdrawal amount.

WHAT CHARGES WILL THE SERIES FUNDS DEDUCT FROM YOUR INVESTMENT IN THE POLICY?

     The funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may also receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is disclosed below.

     The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2001, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

                                                                                                       -----------------
                                                                                                                         Total Fund
                                                                                                          Total Fund     Operating
                                                        Investment  Distribution and  Other Operating    Operating       Expenses
                                                        Management      Service        Expenses With    Expenses With     Absent
Fund Name                                                   Fee       (12b-1) Fees     Reimbursement    Reimbursement  Reimbursement
---------                                               ----------  ----------------  ---------------  --------------  -------------
JOHN HANCOCK VARIABLE SERIES TRUST I (NOTE 1):
Equity Index .........................................    0.13%           N/A              0.07%           0.20%          0.20%
Large Cap Value ......................................    0.75%           N/A              0.08%           0.83%          0.83%
Large Cap Value CORE (SM) ............................    0.75%           N/A              0.10%           0.85%          0.88%
Large Cap Growth .....................................    0.38%           N/A              0.03%           0.41%          0.41%
Large Cap Aggressive Growth ..........................    0.87%           N/A              0.10%           0.97%          1.06%
Growth & Income ......................................    0.67%           N/A              0.05%           0.72%          0.72%
Fundamental Value * ..................................    0.89%           N/A              0.10%           0.99%          1.20%
Multi Cap Growth* ....................................    0.93%           N/A              0.10%           1.03%          1.03%
Fundamental Growth ...................................    0.90%           N/A              0.10%           1.00%          1.19%
Small/Mid Cap CORE (SM) ..............................    0.80%           N/A              0.10%           0.90%          1.15%
Small/Mid Cap Growth .................................    0.97%           N/A              0.10%           1.07%          1.07%
Small Cap Equity .....................................    0.90%           N/A              0.10%           1.00%          1.02%
Small Cap Value ......................................    0.95%           N/A              0.10%           1.05%          1.08%
Small Cap Growth .....................................    1.05%           N/A              0.10%           1.15%          1.17%
International Equity Index ...........................    0.17%           N/A              0.10%           0.27%          0.40%
International Opportunities ..........................    1.14%           N/A              0.10%           1.24%          1.39%
Emerging Markets Equity ..............................    1.52%           N/A              0.10%           1.62%          4.24%
Real Estate Equity ...................................    1.00%           N/A              0.07%           1.07%          1.07%
Health Sciences ......................................    1.00%           N/A              0.10%           1.10%          1.19%
Managed ..............................................    0.67%           N/A              0.06%           0.73%          0.73%
Global Balanced ......................................    1.05%           N/A              0.10%           1.15%          1.36%
                                                                                                       -----------------

                                                                                                      ---------------
                                                                                                                         Total Fund
                                                                                                        Total Fund       Operating
                                                       Investment  Distribution and  Other Operating    Operating        Expenses
                                                       Management      Service        Expenses With    Expenses With       Absent
Fund Name                                                  Fee       (12b-1) Fees     Reimbursement    Reimbursement   Reimbursement
---------                                              ----------  ----------------  ---------------  --------------   -------------
Short-Term Bond ....................................     0.60%           N/A              0.08%           0.68%            0.68%
Bond Index .........................................     0.15%           N/A              0.09%           0.24%            0.24%
Active Bond ........................................     0.62%           N/A              0.05%           0.67%            0.67%
High Yield Bond ....................................     0.80%           N/A              0.10%           0.90%            1.00%
Global Bond ........................................     0.85%           N/A              0.10%           0.95%            0.95%
Money Market .......................................     0.25%           N/A              0.07%           0.32%            0.32%

JOHN HANCOCK DECLARATION TRUST (NOTE 2):
V.A. Relative Value ................................     0.60%           N/A              0.14%           0.74%            0.74%
V.A. Financial Industries ..........................     0.80%           N/A              0.09%           0.89%            0.89%
V.A. Strategic Income ..............................     0.60%           N/A              0.10%           0.70%            0.70%

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES:
AIM V.I. Premier Equity Fund* * ....................     0.60%           N/A              0.25%           0.85%            0.85%

AIM VARIABLE INSURANCE FUNDS - SERIES II SHARES:
AIM V.I. Capital Development Fund ..................     0.75%          0.25%             0.41%           1.41%            1.41%

VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS
 (NOTE 3):
Fidelity VIP Growth. ...............................     0.58%          0.10%             0.10%           0.78%            0.78%
Fidelity VIP Overseas ..............................     0.73%          0.10%             0.20%           1.03%            1.03%

VARIABLE INSURANCE PRODUCTS FUND II - SERVICE CLASS
 (NOTE 3):
Fidelity VIP Contrafund(R) .........................     0.58%          0.10%             0.10%           0.78%            0.78%

MFS VARIABLE INSURANCE TRUST - INITIAL CLASS SHARES
 (NOTE 4):
MFS Investors Growth Stock .........................     0.75%           N/A              0.17%           0.92%            0.92%
MFS Research .......................................     0.75%           N/A              0.15%           0.90%            0.90%
MFS New Discovery ..................................     0.90%           N/A              0.16%           1.06%            1.09%

JANUS ASPEN SERIES - SERVICE SHARES CLASS (NOTE 5):
Janus Aspen Worldwide Growth .......................     0.65%          0.25%             0.04%           0.94%            0.94%
Janus Aspen Global Technology ......................     0.65%          0.25%             0.05%           0.95%            0.95%
                                                                                                      ---------------

NOTES TO FUND EXPENSE TABLE
  (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index). Percentages shown for the Large Cap Value and Small Cap Value funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2001, were in effect for all of 2001. Percentages shown for the Multi Cap Growth, Small/Mid Cap Growth, Small Cap Growth, International Opportunities, Emerging Markets, Short-Term Bond and High Yield Bond funds are calculated as if the current management fee schedules, which apply to these funds effective October 1, 2001, were in effect for all of 2001. Percentages shown for the Health Sciences Fund are annualized. "CORE(SM)" is a service mark of Goldman, Sachs & Co.

     * Fundamental Value was formerly "Large/Mid Cap Value" and Multi Cap Growth was formerly "Mid Cap Growth."

     (2) Percentages shown for John Hancock Declaration Trust funds reflect the investment management fees currently payable and other fund expenses allocated in 2001. John Hancock Advisers, LLC has agreed to limit temporarily other expenses of each fund to 0.25% of the fund's average daily assets, at least until April 30, 2003.

     * * AIM V.I. Premier Equity Fund was formerly "AIM V.I. Value Fund."

     (3) Actual annual class operating expenses were lower for each of the Fidelity VIP funds shown because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expense. In addition, through rearrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

     (4) MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Operating Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the funds. Had these fee reductions been taken into account, "Total Fund Operating Expenses with Reimbursement" would equal 0.90% for MFS Investors Growth Stock, 0.89% for MFS Research and 1.05% for MFS New Discovery. MFS Investment Management(R) (also doing business as Massachusetts Financial Services Company) has contractually agreed, subject to reimbursement, to bear expenses for the MFS New Discovery Fund, such that the fund's "Other Expenses" (after taking into account the expense offset arrangement described above) does not exceed 0.15% annually. This contractual fee arrangement will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the fund.

     (5) Percentages shown for the Janus Aspen funds are based upon expenses for the year ended December 31, 2001. Expenses are shown without the effect of any expense offset arrangement.

WHAT OTHER CHARGES COULD WE IMPOSE IN THE FUTURE?

     Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

     We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

     Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

 HOW CAN YOU CHANGE YOUR POLICY'S INVESTMENT ALLOCATIONS?

Future premium payments

     At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

     You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.

     Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, we reserve the right to:

..    impose limits on the number and frequency of transfers into and out of variable investment options,

..    impose a limit of not less than 12 on the number of such transfers in any policy year, and

..    impose a charge of up to $25 on each such transfer in excess of a yearly limit of not less than 12.

     Transfers out of the fixed investment option are currently subject to the following restrictions:

..    You can only make such a transfer once in each policy year.

..    Any transfer request received within 6 months of the last transfer out of the fixed investment option will not be processed until such 6 month period has expired.

..    The most you can transfer at any one time is the greater of (i) $500, or
     (ii) 20% of the assets in your fixed investment option or (iii) the amount transferred out of your fixed investment option during the previous policy year.

We reserve the right to impose limits on:

..    the minimum amount of each transfer out of the fixed investment option, and

..    the maximum amount of any transfer into the fixed investment option after the second policy year.

 HOW CAN YOU ACCESS YOUR INVESTMENT IN THE POLICY?

Full surrender

     You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy loans. This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals

     You may make a partial withdrawal of your surrender value at any time. Generally, each partial withdrawal must be at least $1,000. There is a charge (usually $20) for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your surrender value to fall below 3 months' worth of monthly charges (see "Deductions from account value" on page 9). We also reserve the right to refuse any partial withdrawal that would cause the policy's Total Sum Insured to fall below $100,000 or the policy's Basic Sum Insured to fall below $20,000. Because it reduces the account value, any partial withdrawal will reduce your death benefit under either Option A or Option B (see "How much will we pay when the insured person dies?" on page 15). Under Option A, such a
     --
partial withdrawal may also reduce the Total Sum Insured. This will happen only if the minimum insurance amount under Option A is equal to or less than the Total Sum Insured. Any such reduction in the Total Sum Insured will be implemented by first reducing any Additional Sum Insured then in effect. The Basic Sum Insured will be reduced only after the Additional Sum Insured has been reduced to zero. If such a reduction in Total Sum Insured would cause the policy to fail the Internal Revenue Code's definition of life insurance, we will not permit the partial withdrawal.

Policy loans

     You may borrow from your policy at any time by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. The maximum amount you can borrow is determined as follows:

       .  We first determine the surrender value of your policy.

       . We then subtract an amount equal to 12 times the monthly charges then being deducted from account value.

       . We then multiply the resulting amount by .75% in policy years 1 through 10, .50% in policy years 11 through 20, and .25% thereafter.

       .  We then subtract the third item above from the second item above.

     The minimum amount of each loan is $1,000. The interest charged on any loan is an effective annual rate of 4.75% in the first 10 policy years, 4.50% in policy years 11 through 20, and 4.25% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.0%. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law.

 You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:

          . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

          . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments. Policy loans may result in adverse tax consequences under certain circumstances (see "Tax Considerations" on page 36).

HOW MUCH WILL WE PAY WHEN THE INSURED PERSON DIES?

     In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the "Total Sum Insured." Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. The only limitation on how much Additional Sum Insured you can have is that it generally cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under "Basic Sum Insured vs. Additional Sum Insured" on page 32.

     When the insured person dies, we will pay the death benefit minus any outstanding loans. There are two ways of calculating the death benefit. You choose which one you want in the application. The two death benefit options are:

          . Option A - The death benefit will equal the greater of (1) the Total Sum Insured or (2) the minimum insurance amount (as described below).

          . Option B - The death benefit will equal the greater of (1) the Total Sum Insured plus your policy's account value on the date of death, or (2) the minimum insurance amount.

     For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A than under Option B for the same premium payments.

The minimum insurance amount

     In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law - - the "guideline premium and cash value corridor test" and the "cash value accumulation test." When you elect the Option A death benefit, you must also elect which test you wish to have applied. If you elect the Option B death benefit, the guideline premium and cash value corridor test will automatically be applied. Under the guideline premium and cash value corridor test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the so-called "corridor factor" applicable on that date. The corridor factors are derived by applying the guideline premium and cash value corridor test. The corridor factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age 95. A table showing the factor for each age will appear in the policy. Under the cash value accumulation test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the so-called "death benefit factor" applicable on that date. The death benefit factors are derived by applying the cash value accumulation test. The death benefit factor decreases as attained age increases. A table showing the factor for each age will appear in the policy.

     As noted above, you have to elect which test will be applied if you elect the Option A death benefit. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the "7 pay" limit for the full 7 years (see "Tax Considerations" beginning on page 36). The guideline premium and cash value corridor test may be preferable if you want the account value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.

When the insured person reaches 100

     On the policy anniversary nearest the insured person's 100th birthday, the death benefit will become equal to the account value on the date of death. Death benefit Options A and B (as described above) will cease to apply. Also, we will stop deducting any monthly charges (other than the asset-based risk charge) and will stop accepting any premium payments.

WHAT OPTIONAL RIDER BENEFITS CAN YOU CHOOSE?

Optional enhanced cash value rider

     If you surrender the policy at any time during the first 7 policy years and this rider is then in effect, we will pay an Enhanced Cash Value Benefit. The Benefit is paid in addition to the policy surrender value. The Benefit is equal to a percentage of total premiums paid less cumulative partial withdrawals. The percentage used in each policy year will be specified in the policy. Also, if you die during the first 7 policy years and the rider is in effect, we will increase the policy's account value by the amount of the Benefit in determining the death benefit payable. Since the rider may increase the amount of insurance for which we are at risk, it may increase the amount of the insurance charge described on page 9. The maximum amount you may borrow from the policy or withdraw from the policy through partial withdrawals is not effected by this rider. This rider can only be elected at the time of application for the policy. This rider may not be available in all states.

Other riders

     We currently offer no other optional riders, but we may do so in the future.

HOW CAN YOU CHANGE YOUR POLICY'S INSURANCE COVERAGE?

Increase in coverage

     You may request an increase in the Additional Sum Insured at any time. Generally, each such increase must be at least $50,000. However, you will have to provide us with evidence that the insured person still meets our requirements for issuing insurance coverage. As to when an approved increase would take effect, see "Effective date of other policy transactions" on page 34.

Decrease in coverage

     The Basic Sum Insured generally cannot be decreased after policy issue. After the first policy year, you may request a reduction in the Additional Sum Insured at any time, but only if:

          .  the remaining Total Sum Insured will be at least $100,000, and

          . the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy's life insurance status.

     As to when an approved decrease would take effect, see "Effective date of other policy transactions" on page 34.

Change of death benefit option

     As of any policy anniversary, you may change your coverage from death benefit Option A to Option B or vice-versa, but only if there is no change in the Federal tax law test used to determine the minimum insurance amount. If you change from Option A to Option B, we will require evidence that the insured person still meets our requirements for issuing coverage. This is because such a change increases our insurance risk exposure.

Tax consequences

     Please read "Tax considerations" starting on page 36 to learn about possible tax consequences of changing your insurance coverage under the policy.

 CAN YOU CANCEL YOUR POLICY AFTER IT'S ISSUED?

     You have the right to cancel your policy within 10 days (or longer in some states) after you receive it. This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to:

          .  John Hancock at one of the addresses shown on page 2, or

          .  the John Hancock representative who delivered the policy to you.

     In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by John Hancock or the Series Funds prior to that date. The date of cancellation will be the date of such mailing or delivery.

CAN YOU CHOOSE THE FORM IN WHICH WE PAY OUT POLICY PROCEEDS?

Choosing a payment option

     You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

          .  Option 1 - Proceeds left with us to accumulate with interest

          . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

          .  Option 2B - Equal monthly payments for a specified period of time

          . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

          .  Option 4 - Equal monthly payments for life with no refund

          . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

     You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%. If no alternative payment option has been chosen, proceeds will be paid as a single sum.

Changing a payment option

     You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

     There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

TO WHAT EXTENT CAN WE VARY THE TERMS AND CONDITIONS OF OUR POLICIES IN PARTICULAR CASES?

     Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

     Insurance laws and regulations apply to John Hancock in every state in which its policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

     We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 35. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

HOW WILL YOUR POLICY BE TREATED FOR INCOME TAX PURPOSES?

     Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

     However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

     For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning on page 36.

HOW DO YOU COMMUNICATE WITH US?

General Rules

     You should mail or express all checks and money orders for premium payments and loan repayments to the John Hancock Life Servicing Office at the appropriate address shown on page 2.

     Under our current rules, certain requests must be made in writing and be signed and dated by you. They include the following:

       . surrenders or partial withdrawals

       . change of death benefit option

       . increase or decrease in Total Sum Insured

       . change of beneficiary

       . election of payment option for policy proceeds

       . tax withholding elections

       . election of telephone transaction privilege

     The following requests may be made either in writing (signed and dated by you) or by telephone or fax if a special form is completed (see "Telephone Transactions" below):

       . loans

       . transfers of account value among investment options

       . change of allocation among investment options for new premium payments

     You should mail or express all written requests to the John Hancock Life Servicing Office at the appropriate address shown on page 2. You should also send notice of the insured person's death and related documentation to the John Hancock Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

     We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the John Hancock Life Servicing Office or your John Hancock representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

     If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-732-5543 or by faxing us at 1-617-886-3048. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

  The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to all policies like yours or with respect to any class of such policies.

                 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES,
                   SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.88%, 5.07% and 11.02%. Investment return reflects investment income and all realized and unrealized capital gains and losses. The tables assume annual Planned Premiums that are paid at the beginning of each policy year for an insured person who is a 45 year old male nontobacco underwriting risk when the policy is issued.

     Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by John Hancock will apply in each year illustrated, including the intended waiver of the premium sales charge after the tenth policy year. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits and no Additional Sum Insured have been elected, (ii) no loans or withdrawals are made, (iii) no increases or decreases in coverage are requested and (iv) no change in the death benefit option is requested.

     With respect to fees and expenses deducted from Series Fund assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .77%, and (2) an assumed average asset charge for all other Series Fund operating expenses equivalent to an effective annual rate of .11%. These rates are the arithmetic average for all funds of the Series Funds. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Series Fund operating expenses reflects reimbursements to certain funds as described in the footnotes to the table beginning on page 10. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed. Without those arrangements, the assumed average asset charge for all other operating expenses shown above would be higher. This would result in lower values than those shown in the following tables.

     The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

     Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING CURRENT CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  -------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  -------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  --------
   1            5,931        100,000  100,000  100,000   5,135    5,446     5,758
   2           12,159        100,000  100,000  100,000  10,059   10,996    11,970
   3           18,699        100,000  100,000  100,000  14,881   16,764    18,799
   4           25,565        100,000  100,000  100,000  19,621   22,779    26,329
   5           32,775        100,000  100,000  100,000  20,506   25,052    30,407
   6           40,345        100,000  100,000  100,000  19,872   25,837    33,236
   7           48,294        100,000  100,000  100,000  19,220   26,634    36,343
   8           50,709        100,000  100,000  100,000  18,546   27,441    39,758
   9           53,244        100,000  100,000  100,000  17,877   28,285    43,538
  10           55,906        100,000  100,000  100,000  17,210   29,165    47,719
  11           58,702        100,000  100,000  100,000  16,562   30,135    52,462
  12           61,637        100,000  100,000  100,000  17,794   33,151    59,851
  13           64,718        100,000  100,000  100,000  19,204   36,532    68,302
  14           67,954        100,000  100,000  104,076  20,561   40,056    77,669
  15           71,352        100,000  100,000  114,421  21,869   43,736    88,016
  16           74,920        100,000  100,000  127,297  23,133   47,586    99,450
  17           78,666        100,000  100,000  141,203  24,331   51,604   112,066
  18           82,599        100,000  100,000  156,221  25,461   55,802   125,985
  19           86,729        100,000  100,000  172,439  26,521   60,196   141,343
  20           91,065        100,000  100,000  189,950  27,505   64,800   158,291
  25           95,619        100,000  107,389  318,331  32,409   93,382   276,810
  30          100,400        100,000  136,412  497,062  35,097  129,916   473,392
  35          105,420        100,000  185,129  841,201  34,173  176,313   801,144

 -------------------------

  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING MAXIMUM CHARGES


                                  Death Benefits            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            5,931        100,000  100,000  100,000   4,353   4,632     4,911
   2           12,159        100,000  100,000  100,000   8,615   9,442    10,304
   3           18,699        100,000  100,000  100,000  12,788  14,441    16,231
   4           25,565        100,000  100,000  100,000  16,874  19,639    22,751
   5           32,775        100,000  100,000  100,000  17,285  21,242    25,912
   6           40,345        100,000  100,000  100,000  16,247  21,394    27,801
   7           48,294        100,000  100,000  100,000  15,171  21,506    29,849
   8           50,709        100,000  100,000  100,000  14,050  21,569    32,069
   9           53,244        100,000  100,000  100,000  12,875  21,576    34,479
  10           55,906        100,000  100,000  100,000  11,636  21,513    37,095
  11           58,702        100,000  100,000  100,000  10,326  21,373    39,941
  12           61,637        100,000  100,000  100,000  10,736  23,054    45,061
  13           64,718        100,000  100,000  100,000  11,273  24,977    50,948
  14           67,954        100,000  100,000  100,000  11,710  26,922    57,455
  15           71,352        100,000  100,000  100,000  12,041  28,887    64,664
  16           74,920        100,000  100,000  100,000  12,257  30,870    72,671
  17           78,666        100,000  100,000  102,781  12,344  32,865    81,572
  18           82,599        100,000  100,000  113,252  12,286  34,868    91,332
  19           86,729        100,000  100,000  124,452  12,062  36,870   102,010
  20           91,065        100,000  100,000  136,431  11,653  38,865   113,692
  25           95,619        100,000  100,000  219,137   6,076  48,668   190,554
  30          100,400             **  100,000  327,127      **  57,721   311,549
  35          105,420             **  100,000  529,815      **  64,569   504,586

 -------------------------

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**  Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING CURRENT CHARGES


                                    Death Benefit               Surrender Value
                             ---------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ---------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
------   ------------------  -------  -------  ---------  -------  -------  -----------
   1            5,931        105,135  105,446    105,758    5,135    5,446       5,758
   2           12,159        110,043  110,979    111,952   10,043   10,979      11,952
   3           18,699        114,837  116,713    118,742   14,837   16,713      18,742
   4           25,565        119,533  122,675    126,207   19,533   22,675      26,207
   5           32,775        124,148  128,888    134,431   24,148   28,888      34,431
   6           40,345        128,660  135,343    143,471   28,660   35,343      43,471
   7           48,294        133,074  142,050    153,412   33,074   42,050      53,412
   8           50,709        137,386  149,018    164,345   37,386   49,018      64,345
   9           53,244        141,632  156,292    176,405   41,632   56,292      76,405
  10           55,906        145,809  163,882    189,708   45,809   63,882      89,708
  11           58,702        150,296  172,253    204,930   50,296   72,253     104,930
  12           61,637        154,682  180,969    221,720   54,682   80,969     121,720
  13           64,718        158,955  190,034    240,232   58,955   90,034     140,232
  14           67,954        163,124  199,472    260,658   63,124   99,472     160,658
  15           71,352        167,189  209,299    283,199   67,189  109,299     183,199
  16           74,920        171,158  219,541    308,087   71,158  119,541     208,087
  17           78,666        175,001  230,185    335,539   75,001  130,185     235,539
  18           82,599        178,713  241,243    365,821   78,713  141,243     265,821
  19           86,729        182,291  252,729    399,228   82,291  152,729     299,228
  20           91,065        185,724  264,651    436,078   85,724  164,651     336,078
  25           95,619        202,513  334,723    693,143  102,513  234,723     593,143
  30          100,400        215,050  419,884  1,119,005  115,050  319,884   1,019,005
  35          105,420        221,380  521,725  1,824,554  121,380  421,725   1,724,554


 -------------------------

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING MAXIMUM CHARGES


                                    Death Benefit              Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
------   ------------------  -------  -------  ---------  ------  -------  -----------
   1            5,931        104,332  104,609    104,887   4,332    4,609       4,887
   2           12,159        108,550  109,371    110,225   8,550    9,371      10,225
   3           18,699        112,654  114,288    116,056  12,654   14,288      16,056
   4           25,565        116,644  119,365    122,427  16,644   19,365      22,427
   5           32,775        120,516  124,603    129,386  20,516   24,603      29,386
   6           40,345        124,270  130,006    136,990  24,270   30,006      36,990
   7           48,294        127,899  135,571    145,294  27,899   35,571      45,294
   8           50,709        131,397  141,298    154,360  31,397   41,298      54,360
   9           53,244        134,759  147,184    164,255  34,759   47,184      64,255
  10           55,906        137,977  153,226    175,051  37,977   53,226      75,051
  11           58,702        141,269  159,658    187,082  41,269   59,658      87,082
  12           61,637        144,404  166,253    200,212  44,404   66,253     100,212
  13           64,718        147,381  173,015    214,550  47,381   73,015     114,550
  14           67,954        150,194  179,941    230,207  50,194   79,941     130,207
  15           71,352        152,840  187,032    247,307  52,840   87,032     147,307
  16           74,920        155,308  194,280    265,981  55,308   94,280     165,981
  17           78,666        157,585  201,675    286,371  57,585  101,675     186,371
  18           82,599        159,656  209,204    308,628  59,656  109,204     208,628
  19           86,729        161,503  216,849    332,915  61,503  116,849     232,915
  20           91,065        163,107  224,594    359,412  63,107  124,594     259,412
  25           95,619        167,006  264,255    532,881  67,006  164,255     432,881
  30          100,400        161,800  302,749    801,017  61,800  202,749     701,017
  35          105,420        142,264  332,856  1,213,712  42,264  232,856   1,113,712


 ________________________

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING CURRENT CHARGES


                                    Death Benefit               Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
------   ------------------  -------  -------  ---------  -------  -------  ----------
   1            5,931        100,000  100,000    100,000    5,135    5,446       5,758
   2           12,159        100,000  100,000    100,000   10,059   10,996      11,970
   3           18,699        100,000  100,000    100,000   14,881   16,764      18,799
   4           25,565        100,000  100,000    100,000   19,621   22,779      26,329
   5           32,775        100,000  100,000    100,000   24,292   29,066      34,648
   6           40,345        100,000  100,000    105,201   28,881   35,624      43,819
   7           48,294        100,000  100,000    125,645   33,392   42,471      53,885
   8           50,709        100,000  112,316    147,091   37,828   49,579      64,930
   9           53,244        100,000  125,463    169,714   42,212   56,980      77,076
  10           55,906        100,000  138,503    193,641   46,530   64,685      90,436
  11           58,702        106,582  152,410    220,131   51,165   73,165     105,675
  12           61,637        112,946  166,216    248,214   55,707   81,981     122,424
  13           64,718        118,749  179,918    277,997   60,150   91,134     140,815
  14           67,954        124,035  193,540    309,639   64,501  100,645     161,019
  15           71,352        128,858  207,128    343,342   68,761  110,527     183,213
  16           74,920        133,248  220,695    379,280   72,937  120,803     207,609
  17           78,666        137,221  234,229    417,593   77,012  131,456     234,366
  18           82,599        140,812  247,760    458,501   80,987  142,497     263,704
  19           86,729        144,060  261,322    502,257   84,861  153,936     295,863
  20           91,065        146,988  274,924    549,084   88,632  165,777     331,092
  25           95,619        160,385  349,520    851,205  107,786  234,893     572,046
  30          100,400        168,959  430,767  1,295,057  124,730  318,003     956,044
  35          105,420        175,039  523,503  1,963,057  139,363  416,802   1,562,943


_____________________

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING MAXIMUM CHARGES


                                    Death Benefit             Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
------   ------------------  -------  -------  ---------  ------  -------  ---------
   1            5,931        100,000  100,000    100,000   4,353    4,632     4,911
   2           12,159        100,000  100,000    100,000   8,615    9,442    10,304
   3           18,699        100,000  100,000    100,000  12,788   14,441    16,231
   4           25,565        100,000  100,000    100,000  16,874   19,639    22,751
   5           32,775        100,000  100,000    100,000  20,874   25,046    29,932
   6           40,345        100,000  100,000    100,000  24,790   30,676    37,847
   7           48,294        100,000  100,000    108,484  28,621   36,539    46,526
   8           50,709        100,000  100,000    126,761  32,369   42,648    55,955
   9           53,244        100,000  107,754    145,748  36,031   48,937    66,192
  10           55,906        100,000  118,592    165,501  39,610   55,386    77,294
  11           58,702        100,000  129,626    186,587  43,333   62,228    89,572
  12           61,637        100,000  140,372    208,571  46,973   69,234   102,871
  13           64,718        100,000  150,841    231,516  50,488   76,406   117,271
  14           67,954        103,601  161,039    255,481  53,875   83,743   132,856
  15           71,352        107,069  170,994    280,566  57,134   91,246   149,715
  16           74,920        110,100  180,695    306,807  60,266   98,908   167,938
  17           78,666        112,734  190,163    334,300  63,270  106,725   187,619
  18           82,599        115,004  199,407    363,130  66,143  114,687   208,851
  19           86,729        116,938  208,436    393,380  68,884  122,783   231,727
  20           91,065        118,562  217,254    425,128  71,492  131,002   256,348
  25           95,619        122,925  258,559    610,028  82,611  173,763   409,965
  30          100,400        122,817  295,899    849,283  90,667  218,440   626,962
  35          105,420        120,142  330,141  1,161,089  95,654  262,851   924,434


_________________________

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                              ADDITIONAL INFORMATION

  This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 4 through 21.

CONTENTS OF THIS SECTION                                       BEGINNING ON PAGE
------------------------                                       -----------------
Description of John Hancock...................................     30
How we support the policy and investment options..............     30
Procedures for issuance of a policy...........................     31
Basic Sum Insured vs. Additional Sum Insured..................     32
Commencement of investment performance........................     32
How we process certain policy transactions....................     33
Effects of policy loans.......................................     34
Additional information about how certain policy charges work..     34
How we market the policies....................................     35
Tax considerations............................................     36
Reports that you will receive.................................     39
Voting privileges that you will have..........................     39
Changes that John Hancock can make as to your policy..........     39
Adjustments we make to death benefits.........................     40
When we pay policy proceeds...................................     40
Other details about exercising rights and paying benefits.....     41
Legal matters.................................................     41
Registration statement filed with the SEC.....................     41
Accounting and actuarial experts..............................     41
Financial statements of John Hancock and the Account..........     42
List of Directors and Executive Officers of John Hancock......     43

DESCRIPTION OF JOHN HANCOCK

  We are John Hancock Life Insurance Company, a Massachusetts stock life insuarnce company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock Life Insurance Company became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. Our Home Office is at John Hancock Place, Boston, Massachusetts 02117. We are authorized to transact a life insurance and annuity business in all states and in the District of Columbia. As of December 31, 2001, our assets were approximately $81 billion.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

 HOW WE SUPPORT THE POLICY AND INVESTMENT OPTIONS

Separate Account UV

  The variable investment options shown on page 1 are in fact subaccounts of Separate Account UV (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or John Hancock.

  The Account's assets are the property of John Hancock. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  The assets in each subaccount are invested in the corresponding fund of one of the Series Funds. New subaccounts may be added as new funds are added to the Series Funds and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Series Funds.

  We will purchase and redeem Series Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of a Series Fund represent an interest in one of the funds of the Series Fund which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard Time).

Our general account

  Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

  Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

PROCEDURES FOR ISSUANCE OF A POLICY

  Generally, the policy is available with a minimum Total Sum Insured at issue of $100,000 and a minimum Basic Sum Insured at issue of $20,000. At the time of issue, the insured person must have an attained age of at least 20 and no more than 80. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

  Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Minimum Initial Premium

  The Minimum Initial Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of the insured person, the Total Sum Insured at issue, and the policy options you have selected.

Commencement of insurance coverage

  After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary coverage prior to policy delivery" on page 32).

  The policy will take effect only if all of the following conditions are satisfied:

 . The policy is delivered to and received by the applicant.

 . The Minimum Initial Premium is received by us.

 . Each insured person is living and still meets our health criteria for issuing insurance.

 If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

  In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

  The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (if it is used to preserve the insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

  If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

  Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

BASIC SUM INSURED VS. ADDITIONAL SUM INSURED

  As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

  The amount of sales charge deducted from premiums and the amount of compensation paid to the selling insurance agent will be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed death benefit feature. Therefore, if the policy's surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed death benefit feature.

  Generally, you will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed death benefit feature, the proportion of the Policy's Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance.

  Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see "Tax Considerations" beginning on page 36).

COMMENCEMENT OF INVESTMENT PERFORMANCE

  Any premium payment processed prior to the twentieth day after the policy's date of issue will automatically be allocated to the Money Market investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.

  All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.

 HOW WE PROCESS CERTAIN POLICY TRANSACTIONS

Premium payments

  We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

  (1) We will process a payment received prior to a policy's date of issue as if received on the business day immediately preceding the date of issue.

  (2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.

  (3) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

  (4) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

.. The tax problem resolves itself prior to the date the refund is to be made; or

.. The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

  (5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

Transfers among investment options

  Any reallocation among investment options must be such that the total in all investment options after reallocation equals 100% of account value. Transfers out of any investment option will be effective at the end of the business day in which we receive at our Life Servicing Office notice satisfactory to us.

  We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

Telephone transfers and policy loans

  Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

Effective date of other policy transactions

    The following transactions take effect on the monthly deduction date on or next following the date we approve your request:

 .  Total Sum Insured decreases.

 .  Reinstatements of lapsed policies.

    The following transactions take effect on the policy anniversary on or next following the date we approve your request:

 .  Additional Sum Insured increases.

 .  Change of death benefit Option from A to B.

    A change from Option B to Option A is effective on the policy anniversary on or next following the date we receive the request.

    We process loans, surrenders, partial withdrawals and loan repayments as of the day we receive such request or repayment.

EFFECTS OF POLICY LOANS

    The account value, the surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

    The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

    Whenever the outstanding loan equals or exceeds the account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Policy loans may also result in adverse tax consequences under certain circumstances (see "Tax considerations" beginning on page 36).

ADDITIONAL INFORMATION ABOUT HOW CERTAIN POLICY CHARGES WORK

Sales expenses and related charges

    The premium sales charges help to compensate us for the cost of selling our policies. (See "What charges will John Hancock deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 35.) Similarly, administrative expenses not fully covered by the maintenance charge may also be recovered from such other sources.

Effect of premium payment pattern

    You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $5,100. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to the tenth policy year, you would pay total sales charges of only $2,550. However, delaying the payment of

Target Premiums to later policy years could increase the risk that the guaranteed death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page 36.)

Monthly charges

    We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

    The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

    The charges otherwise applicable may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

HOW WE MARKET THE POLICIES

    Signator Investors, Inc. ("Signator") acts as the principal distributor of the policies sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers, Inc. Signator's address is 200 Clarendon Street, John Hancock Place, Boston, Massachusetts 02117. Signator is a subsidiary of John Hancock.

    You can purchase a policy through representatives of broker-dealers and certain financial institutions who have entered into selling agreements with Signator and us. We pay compensation to these broker-dealers for promoting, marketing and selling our products through their representatives who are authorized by applicable law to sell variable life insurance polices. In turn, the broker-dealers pay a portion of the compensation to these representatives, under their own arrangements. The most common schedule of gross commissions (inclusive of overrides and expense allowance payments paid to such broker-dealers and financial institutions and assuming no election of the optional enhanced cash value rider) is as follows:
 . 21.25% of first year premiums paid up to the Target Premium plus 4.55% of any excess premium payments,
 . 10% of all premium payments paid in each of policy years 2 through 4 up to the Target

    Premium plus 3% of any excess premium payments, . 3% of all premium payments paid in policy years 5 through 10, and . 0.15% of end-of-year account value less policy loans in policy year 2 and thereafter.

    In situations where the broker dealer provides some or all of the additional marketing services required, we may pay an additional gross first year commission of up to 20% of premiums paid up to the Target Premium. In such instances, we may also pay an additional gross renewal commission. The additional gross renewal commission would not be expected to exceed 0.10% of account value less policy loans in policy years 2 and thereafter. For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions.

    Signator also pays its branch office principals, who are also independent general agents of ours, for sales of the policies to Signator customers. In turn, the branch office principals pay a portion of their compensation to their assigned marketing representatives, under their own arrangements. The most common schedule of gross commission (inclusive of overrides and expense allowance payments paid to such branch office principals and assuming no election of the optional enhanced cash value rider) is as follows:
 . 20.8% of the Target Premium paid in the first policy year, 9.75% of the Target Premium paid in each of policy years 2 through 4, and 3% of the Target Premium paid in each policy year thereafter,
 . 4.8% of any premium paid in the first policy year in excess of the Target Premium,
 . 3.00% to 3.25% of any premium paid in any other policy year in excess of the Target Premium, and
 . 0.14% of end-of-year account value less policy loans in policy year 2 and thereafter.

    Representatives who meet certain productivity and persistency standards may be eligible for additional compensation. From time to time, Signator, at its expense, may provide significant additional amounts to financial services firms which sell or arrange for the sale of the policies. Such amounts may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, and/or other events or activities sponsored by the financial services firms.

    We offer these contracts on a continuous basis, but Signator is not obligated to sell any particular amount of policies. Signator also serves as principal underwriters for John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V, all of which are registered under the 1940 Act. Signator is also the principal underwriter for the John Hancock Variable Series Trust I.

    We reimburse Signator for certain direct and indirect expenses actually incurred in connection with the marketing of these contracts. John Hancock (on behalf of JHVLICO) performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

TAX CONSIDERATIONS

    This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

Policy proceeds

    We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines life insurance for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

    If the policy complies with the definition of life insurance, we believe the death benefit under the policy will be excludable from the beneficiary's gross income under Section 101 of the Code.

Other policy distributions

    Increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

    Distributions for tax purposes can include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership

    We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

    It is possible that, despite our monitoring, a policy might fail to qualify as life insurance under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the funds failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income credited to the policy for the period of the disqualification and for subsequent periods.

    Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

    Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

Diversification rules and ownership of the Account

    Your policy will not qualify for the tax benefit of a life insurance contract unless the Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have "investment control" over the underlying assets.

    The Treasury Department explained in its temporary regulations regarding diversification that such regulations " do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account". As the variable policy owner, you will be treated as the owner of Account assets if you have the ability to exercise investment control over them. If you are found to have such ability, you will be taxed on any income or gains the assets generate. Although the Treasury Department announced several years ago that it would provide further guidance on this issue, it had not yet done so as of the date of this prospectus.

    The ownership rights under your policy are similar to, but different in certain respects from, those described in Internal Revenue Service rulings in which it was determined that policyholders were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy's proportionate share of the assets of the Account.

    We do not know what will be in future Treasury Department regulations or other guidance. We cannot guarantee that the funds will be able to operate as currently described in the Series Funds' prospectuses, or that a Series Fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the Account, but we are under no obligation to do so.

7-pay premium limit

    At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

    The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

    The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 59 1/2.

    Furthermore, any time there is a "material change" in a policy (generally the result of such things as an increase in Additional Sum Insured, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

    Moreover, if benefits under a policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will generally be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

    All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year are required to will be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

     The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

 REPORTS THAT YOU WILL RECEIVE

     At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.

     Semiannually we will send you a report containing the financial statements of the Series Funds, including a list of securities held in each fund.

 VOTING PRIVILEGES THAT YOU WILL HAVE

     All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Series Funds. We will vote the shares of each of the funds of a Series Fund which are deemed attributable to variable life insurance policies at regular and special meetings of the Series Fund's shareholders in accordance with instructions received from owners of such policies. Shares of the Series Fund held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

     We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for a Series Fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a Series Fund, ratification of the selection of independent auditors, approval of Series Fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

     However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

 CHANGES THAT JOHN HANCOCK CAN MAKE AS TO YOUR POLICY

Changes relating to a Series Fund or the Account

     The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by John Hancock to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be John Hancock or an affiliate, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Other permissible changes

     We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

     In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

..    Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

..    Combining or removing investment options

..    Changes in the form of organization of any separate account

     Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

 ADJUSTMENTS WE MAKE TO DEATH BENEFITS

     If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

 WHEN WE PAY POLICY PROCEEDS

General

     We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person's death, we will pay the proceeds as a single sum.

Delay to challenge coverage

     We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

     We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

     We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

 OTHER DETAILS ABOUT EXERCISING RIGHTS AND PAYING BENEFITS

Joint ownership

     If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

     You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

     You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

 LEGAL MATTERS

     The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for John Hancock. The law firm of Foley & Lardner, Washington, D.C., has advised us on certain Federal securities law matters in connection with the policies.

 REGISTRATION STATEMENT FILED WITH THE SEC

     This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

 ACCOUNTING AND ACTUARIAL EXPERTS

     Ernst & Young LLP, independent auditors, have audited the consolidated financial statements and schedules of John Hancock at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of the Account at December 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in this prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

     Actuarial matters included in this prospectus have been examined by Paul J. Strong, F.S.A., MAAA, Vice President and Actuary of John Hancock.

 FINANCIAL STATEMENTS OF JOHN HANCOCK AND THE ACCOUNT

     The financial statements of John Hancock included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of John Hancock to meet its obligations under the policies.

            LIST OF DIRECTORS AND EXECUTIVE OFFICERS OF JOHN HANCOCK

     The Directors and Executive Officers of John Hancock and their principal occupations during the past five years are as follows:

Directors                                                Principal Occupations
---------                                                ---------------------
David F. D'Alessandro ..............    Chairman of the Board, President and Chief Executive Officer, John Hancock

Foster L. Aborn ....................    Director, formerly Vice Chairman of the Board and Chief Investment Officer, John Hancock

Wayne A. Budd ......................    Executive Vice President and General Counsel, John Hancock; formerly Group President, Bell
                                        Atlantic - New England (telecommunications)

John M. Connors, Jr ................    Chairman and Chief Executive Officer and Director, Hill, Holliday, Connors, Cosmopoulos,
                                        Inc. (advertising).

John M. DeCiccio ...................    Executive Vice President and Chief Investment Officer, John Hancock

Robert E. Fast .....................    Senior Partner, Hale and Dorr (law firm)

Kathleen F. Feldstein ..............    President, Economic Studies, Inc. (economic consulting).

Nelson S. Gifford ..................    Principal, Fleetwing Capital  (financial services)

Thomas P. Glynn ....................    Chief Operating Officer, Partners HealthCare System, Inc. (health care)

Michael C. Hawley ..................    Retired Chairman and Chief Executive Officer, The Gillette Company (razors, etc.)

Edward H. Linde ....................    President and Chief Executive Officer, Boston Properties, Inc. (real estate)

Judith A. McHale ...................    President and Chief Operating Officer, Discovery Communications, Inc. (multimedia communications)

R. Robert Popeo ....................    Chairman, Mintz, Levin, Cohn, Ferris, Glovsky and Popeo (law firm)

Richard F. Syron ...................    Chairman, President and Chief Executive Officer, Thermo Electron Corp. (scientific and industrial instruments)

Robert J. Tarr, Jr .................    Formerly Chairman, President and Chief Executive Officer, HomeRuns.com (online grocer)

Other Executive Officers
------------------------
Thomas E. Moloney ..................    Senior Executive Vice President and Chief Financial Officer

Michael Bell .......................    Senior Executive Vice President - Retail; Founder and Director of Monitor Company
                                        (management consulting)

Derek Chilvers .....................    Executive Vice President; Chairman and Chief Executive Officer of John Hancock International
                                        Holdings, Inc.

Maureen R. Ford ....................    Executive Vice President; Chairman and Chief Executive Officer of John Hancock Funds, Inc.

Barry J. Rubenstein ................    Vice President, Counsel and Secretary

Robert F. Walters ..................    Executive Vice President and Chief Information Officer

     The business address of all Directors and officers of John Hancock is John Hancock Place, Boston, Massachusetts 02117.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
John Hancock Life Insurance Company

     We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in shareholder's equity and comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. Our audits also included the financial statement schedules. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

     As discussed in Note 1 to the consolidated financial statements, in 2001 the Company changed its method of accounting for its employee pension plan and postretirement health and welfare plans, derivatives and certain long-duration participating contracts.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 1, 2002

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEETS

                                                              DECEMBER 31
                                                            2001       2000
                                                          ---------  --------
                                                             (IN MILLIONS)
ASSETS
Investments - Notes 3 and 4
Fixed maturities:
 Held-to-maturity-at amortized cost
 (fair value: 2001-$1,908.2; 2000-$13,965.8)...........   $ 1,923.5   $14,145.1
 Available-for-sale-at fair value
 (cost: 2001-$35,778.0; 2000-$15,822.4)................    36,072.1    15,925.4
Equity securities:
 Available-for-sale-at fair value
 (cost: 2001-$433.1; 2000-$587.6)......................       562.3       846.1
 Trading securities-at fair value
 (cost: 2001-$2.7; 2000-$1.1)..........................         1.4         1.6
Mortgage loans on real estate..........................     9,667.0     9,659.4
Real estate............................................       380.4       447.9
Policy loans...........................................     1,927.0     1,894.9
Short-term investments.................................        78.6       174.9
Other invested assets..................................     1,676.9     1,335.2
                                                          ---------  ----------
  Total Investments....................................    52,289.2    44,430.5

Cash and cash equivalents..............................     1,025.3     2,966.3
Accrued investment income..............................       745.9       699.4
Premiums and accounts receivable.......................       117.2       129.0
Deferred policy acquisition costs......................     3,186.3     3,027.1
Reinsurance recoverable - Note 9.......................     2,464.3     1,905.9
Other assets...........................................     2,298.4     1,946.8
Separate accounts assets...............................    18,998.1    23,307.0
                                                          ---------  ----------
  Total Assets.........................................   $81,124.7   $78,412.0
                                                          =========  ==========

The accompanying notes are an integral part of these consolidated financial statements.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                                                             DECEMBER 31
                                                           2001       2000
                                                         ---------  ---------
                                                            (IN MILLIONS)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities
Future policy benefits................................   $29,715.0   $26,726.8
Policyholders' funds..................................    20,530.3    18,543.1
Unearned revenue......................................       346.0       323.1
Unpaid claims and claim expense reserves..............       203.8       256.4
Dividends payable to policyholders....................       472.8       453.7
Short-term debt - Note 7..............................       124.6       245.3
Long-term debt - Note 7...............................       618.7       534.0
Income taxes - Note 5.................................       803.9       526.3
Other liabilities.....................................     3,675.5     2,370.7
Separate accounts liabilities.........................    18,998.1    23,307.0
                                                         ---------   ---------
Total Liabilities.....................................    75,488.7    73,286.4
Minority interest - Note 8............................        28.8          --
Commitments and contingencies - Note 11
Shareholder's Equity - Note 12
Common stock, $10,000 par value; 1,000 shares
 authorized
 and outstanding......................................        10.0        10.0
Additional paid in capital............................     4,763.4     4,764.6
Retained earnings.....................................       608.2       284.3
Accumulated other comprehensive income (loss).........       225.6        66.7
                                                         ---------   ---------
  Total Shareholder's Equity..........................     5,607.2     5,125.6
                                                         ---------   ---------
  Total Liabilities and Shareholder's Equity..........   $81,124.7   $78,412.0
                                                         =========   =========

The accompanying notes are an integral part of these consolidated financial statements.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                        CONSOLIDATED STATEMENTS OF INCOME


                                                                                  YEARS ENDED DECEMBER 31
                                                                                 2001       2000       1999
                                                                               ---------  --------  ---------
                                                                                       (IN MILLIONS)
REVENUES
Premiums ....................................................................  $2,351.9   $2,390.7   $2,021.4
Universal life and investment-type product charges ..........................     600.8      591.4      560.9
Net investment income - Note 3 ..............................................   3,646.2    3,563.9    3,338.9
Net realized investment and other gains (losses), net of related amortization of deferred policy acquisition costs, amounts
 credited to participating pension contractholders and
 the policyholder dividend obligation ($(4.1), $11.6 and $85.0,
 respectively) - Notes 1, 3 and 13 ..........................................    (245.8)      78.3      169.6
Investment management revenues, commissions and
 Other fees .................................................................     585.1      746.5      672.5
Other revenue (expense) .....................................................     185.8        3.4       (1.3)
                                                                               --------   --------   --------
 Total revenues .............................................................   7,124.0    7,374.2    6,762.0
Benefits and expenses
Benefits to policyholders, excluding amounts related to net realized investment and other gains (losses) credited to participating pension contractholders and the policyholder dividend obligation ($25.3, $21.0,
 and $35.3, respectively) - Notes 1, 3 and 13 ...............................   4,328.1    4,247.4    4,585.4
Other operating costs and expenses ..........................................   1,227.8    1,288.8    1,251.0
Amortization of deferred policy acquisition costs, excluding amounts related to net realized investment and other gains (losses)
 ($(29.4) $(9.4) and $49.7, respectively) - Notes 1, 3 and 13 ...............     249.0      187.1      125.0
Dividends to policyholders ..................................................     551.7      539.2      487.3
Demutualization expenses ....................................................        --       10.6       96.2
                                                                               --------   --------   --------
  Total benefits and expenses ...............................................   6,356.6    6,273.1    6,544.9
                                                                               --------   --------   --------
Income before income taxes and cumulative effect of
 accounting changes .........................................................     767.4    1,101.1      217.1
Income taxes - Note 5 .......................................................     200.7      308.9       81.5
                                                                               --------   --------   --------
Income before cumulative effect of accounting changes .......................     566.7      792.2      135.6
Cumulative effect of accounting changes, net of income tax - Note 1 .........       7.2         --       (9.7)
                                                                               --------   --------   --------
Net income ..................................................................  $  573.9   $  792.2   $  125.9
                                                                               ========   ========   ========

The accompanying notes are an integral part of these consolidated financial statements.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                            AND COMPREHENSIVE INCOME

                                                                             ACCUMULATED
                                                   ADDITIONAL                   OTHER          TOTAL
                                         COMMON     PAID IN      RETAINED   COMPREHENSIVE  SHAREHOLDER'S   OUTSTANDING
                                         STOCK      CAPITAL      EARNINGS   INCOME (LOSS)     EQUITY         SHARES
                                         ------    ----------    --------   -------------  -------------  -------------
                                                          (IN MILLIONS, EXCEPT FOR SHARE AMOUNTS)
BALANCE AT JANUARY 1, 1999 .........         --            --    $ 4,226.6     $ 281.5        $4,508.1            --
Comprehensive income:
 Net income ........................                                 125.9                       125.9
Other comprehensive income,
 net of tax:
 Net unrealized investment gains
  (losses) .........................                                            (251.4)         (251.4)
 Foreign currency translation
  Adjustment .......................                                              (1.8)           (1.8)
 Minimum pension liability .........                                             (22.9)          (22.9)
                                                                                              --------
Comprehensive income ...............                                                            (150.2)
                                         ------      --------    ---------     -------        --------        ------
BALANCE AT DECEMBER 31, 1999 .......         --            --      4,352.5         5.4         4,357.9            --

Demutualization transaction ........     $ 10.0      $4,722.1     (4,394.4)                      337.7
Comprehensive income:
 Net income before
  demutualization ..................                                  41.9                        41.9
 Net income after
  demutualization ..................                                 750.3                       750.3         1,000
                                                                 ---------                    --------
  Net income .......................                                 792.2                       792.2
Other comprehensive income,
 Net of tax:
 Net unrealized investment gains
  (losses) .........................                                              54.6            54.6
 Foreign currency translation
  Adjustment .......................                                              (1.5)           (1.5)
 Minimum pension liability .........                                               8.2             8.2
                                                                                              --------
Comprehensive income ...............                                                             853.5
Capital contributions from parent
 Company. ..........................                     42.5                                     42.5
Dividend paid to parent company ....                                (466.0)                     (466.0)
                                         ------      --------    ---------     -------        --------        ------
BALANCE AT DECEMBER 31, 2000 .......       10.0       4,764.6        284.3        66.7         5,125.6         1,000
                                         ======      ========    =========     =======        ========        ======

The accompanying notes are an integral part of these consolidated financial statements.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                      AND COMPREHENSIVE INCOME (CONTINUED)

                                                                                         ACCUMULATED
                                                  ADDITIONAL                OTHER          TOTAL
                                         COMMON    PAID IN    RETAINED  COMPREHENSIVE  SHAREHOLDER'S   OUTSTANDING
                                         STOCK     CAPITAL    EARNINGS  INCOME (LOSS)     EQUITY         SHARES
                                         ------   ----------  --------  -------------  -------------  -------------
                                                         (IN MILLIONS, EXCEPT FOR SHARE AMOUNTS)
Balance at December 31, 2000 .........    10.0      4,764.6      284.3        66.7         5,125.6        1,000
Demutualization transactions .........                 (1.2)                                  (1.2)
Comprehensive income:
 Net income ..........................                           573.9                       573.9
Other comprehensive income, Net
 of tax:
 Net unrealized investment gains
  (losses) ...........................                                       (81.1)          (81.1)
 Foreign currency translation
  Adjustment .........................                                         1.0             1.0
 Minimum pension liability ...........                                        15.2            15.2
 Cash flow hedges ....................                                        (3.8)           (3.8)
                                                                                          --------
Comprehensive income .................                                                       505.2
Dividends paid to parent company .....                          (250.0)                     (250.0)
Change in accounting principles ......                                       227.6           227.6
                                         -----     --------    -------      ------        --------       ------
BALANCE AT DECEMBER 31, 2001 .........    10.0     $4,763.4    $ 608.2      $225.6        $5,607.2        1,000
                                         =====     ========    =======      ======        ========       ======

The accompanying notes are an integral part of these consolidated financial statements.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                      CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                                                   YEARS ENDED DECEMBER 31
                                                                          2001               2000               1999
                                                                       -----------        ----------        -----------
                                                                                         (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
 Net income .....................................................      $     573.9        $    792.2        $     125.9
  Adjustments to reconcile net income to net cash
   provided by operating activities:
   Amortization of discount-fixed maturities ....................           (134.0)           (102.9)             (67.9)
   Net realized investment and other gains (losses), net ........            245.8             (78.3)            (169.6)
   Change in deferred policy acquisition costs ..................           (204.0)           (235.4)            (251.3)
   Depreciation and amortization ................................             72.1              78.8               70.0
   Net cash flows from trading securities .......................              0.2              (0.1)                --
   Increase in accrued investment income ........................            (46.5)            (89.8)             (92.6)
   Decrease in premiums and accounts receivable .................             11.8               8.4               32.0
   Increase in other assets and other liabilities, net ..........           (263.5)           (464.5)            (304.4)
   Increase in policy liabilities and accruals, net .............          2,323.7           1,798.1            2,235.1
   Loss on sale of subsidiaries .................................               --                --               21.3
   Increase (decrease) in income taxes ..........................            195.4             336.7              (31.5)
                                                                       -----------        ----------        -----------
   Net cash provided by operating activities ....................          2,774.9           2,043.2            1,567.0
CASH FLOWS FROM INVESTING ACTIVITIES:
 Sales of:
  Fixed maturities held-to-maturity .............................               --                --               24.3
  Fixed maturities available-for-sale ...........................         16,058.9           4,360.5            9,567.7
  Equity securities available-for-sale ..........................            614.6             669.9              149.7
  Real estate ...................................................             53.8              59.8            1,277.1
  Short-term investments and other invested assets ..............            113.4              81.5              695.9
 Maturities, prepayments and scheduled redemptions of:
  Fixed maturities held-to-maturity .............................            241.8           1,807.2            1,769.3
  Fixed maturities available-for-sale ...........................          3,051.1           1,476.6            1,800.5
  Equity securities available-for-sale ..........................             35.9              13.4                 --
  Short-term investments and other invested assets ..............            168.4             418.8              270.9
  Mortgage loans on real estate .................................          1,342.0           1,447.4            1,304.3
 Purchases of:
  Fixed maturities held-to-maturity .............................            (66.7)         (2,092.4)          (2,688.5)
  Fixed maturities available-for-sale ...........................        (26,321.9)         (6,961.4)         (12,272.9)
  Equity securities available-for-sale ..........................           (285.8)           (425.3)            (283.6)
  Real estate ...................................................            (52.8)            (58.7)            (190.9)
  Short-term investments and other invested assets ..............           (448.5)           (784.8)            (649.1)
  Mortgage loans on real estate issued ..........................         (1,204.5)         (1,499.9)          (2,348.0)
  Net cash (paid) received related to acquisition/sale of
    businesses ..................................................            (28.2)            141.3             (206.5)
  Other, net ....................................................            177.4             (25.7)             (57.9)
                                                                       -----------        ----------        -----------
    Net cash used in investing activities .......................      $  (6,551.1)       $ (1,371.8)       $  (1,837.7)
                                                                       ===========        ==========        ===========

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                                                                           YEARS ENDED DECEMBER 31
                                                                                  2001              2000             1999
                                                                               -----------       ----------       ----------
                                                                                                (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
 Issuance of common stock ..................................................            --       $     10.0               --
 Contribution from Parent ..................................................            --          1,552.0               --
 Payments to eligible policyholders under Plan of Reorganization ...........            --         (1,076.7)              --
 Dividend paid to parent company ...........................................   $    (250.0)          (466.0)              --
 Universal life and investment-type contract deposits ......................      10,520.3          7,918.2       $  8,134.9
 Universal life and investment-type contract maturities and
   withdrawals .............................................................      (8,271.8)        (7,034.2)        (7,977.7)
 Issuance of long-term debt ................................................          81.9             20.0              6.0
 Repayment of long-term debt ...............................................         (22.9)           (73.2)           (15.5)
 Net decrease in commercial paper ..........................................        (222.3)          (158.2)           (30.5)
                                                                               -----------       ----------       ----------
   Net cash provided by financing activities ...............................       1,835.2            691.9            117.2
                                                                               -----------       ----------       ----------
   Net (decrease) increase in cash and cash equivalents ....................      (1,941.0)         1,363.3           (153.5)
   Cash and cash equivalents at beginning of year ..........................       2,966.3          1,603.0          1,756.5
                                                                               -----------       ----------       ----------
   Cash and cash equivalents at end of year ................................   $   1,025.3       $  2,966.3       $  1,603.0
                                                                               ===========       ==========       ==========

The accompanying notes are an integral part of these consolidated financial statements.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Business

    John Hancock Life Insurance Company, (the Company), formerly known as John Hancock Mutual Life Insurance Company (the Mutual Company) and Subsidiaries, is a diversified financial services organization that provides a broad range of insurance and investment products and investment management and advisory services.

  Basis of Presentation

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

    The accompanying consolidated financial statements include the accounts of the Company and its majority-owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated.

    Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets.

    Certain prior year amounts have been reclassified to conform to the current year presentation.

    In December 2001, the Company transferred both its remaining portion of John Hancock Canadian Holdings Limited and certain international subsidiaries held by the Company, with a carrying value at December 31, 2001 of $300.1 million, to its parent, JHFS, in the form of a dividend. The transfer has been accounted for as a de-pooling of interests. As a result of the de-pooling of interests, all current and prior period consolidated financial data has been restated to exclude the results of operations, financial position, and cash flows of these transferred foreign subsidiaries from the Company's financial statements. No gain or loss was recognized on the transaction.

    The following acquisitions were recorded under the purchase method of accounting and, accordingly, the operating results have been included in the Company's consolidated results of operations from the applicable date of acquisition. Each purchase price was allocated to the assets acquired and the liabilities assumed based on estimated fair values, with the excess of the applicable purchase price over the estimated fair values, if any, recorded as goodwill. These entities or books of business were generally acquired by the Company in execution of its plan to acquire businesses that have strategic value, meet its earnings requirements and advance the growth of its current businesses. The unaudited pro forma revenues, assuming the transactions had taken place at the beginning of the year of acquisition and the preceding year, for 2001, 2000 and 1999, were approximately $7,177.3 million, $7,714.1 million and $6,894.9 million, an increase of $53.3 million, $248.7 million and $132.9 million, respectively, from reported balances. The unaudited pro forma net income for the years ended December 31, 2001, 2000 and 1999, was approximately $572.7 million, $783.9 million and $118.6 million, a change of $(1.2) million, $(8.3) million and $(7.3) million, respectively, from reported balances.

    On April 2, 2001, a subsidiary of the Company, Signature Fruit Company, LLC (Signature Fruit), purchased certain assets and assumed certain liabilities out of the bankruptcy proceedings of Tri Valley Growers, Inc., a cooperative association, for approximately $53.0 million. The net losses related to the acquired operations included in the Company's results from the date of acquisition through December 31, 2001 were $3.4 million. The unaudited pro forma results for the years ended December 31, 2001 and 2000, assuming the transaction had taken place at the beginning of 2001 and 2000, would not be materially different from the reported results.

    On March 1, 2000, the Company acquired the individual long-term care insurance business of Fortis, Inc. (Fortis) through a coinsurance agreement for approximately $165.0 million. The unaudited pro forma results for the years ended December 31, 2000 and 1999, assuming the acquisition of Fortis had taken place at the beginning of 2000 and 1999, would not be materially different from the reported results.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

  Reorganization

    In connection with the Mutual Company's Plan of Reorganization (the Plan), effective February 1, 2000, the Mutual Company converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly-owned subsidiary of John Hancock Financial Services, Inc. (JHFS or the parent company), which is a holding company. All policyholder membership interests in the Mutual Company were extinguished on that date and eligible policyholders of the Mutual Company received, in the aggregate, 212.8 million shares of common stock of JHFS, $1,438.7 million of cash and $43.7 million of policy credits as compensation. In addition, the Company established a closed block to fund the guaranteed benefits and dividends of certain participating insurance policies. In connection with the Plan, the Mutual Company changed its name to John Hancock Life Insurance Company.

    In addition, on February 1, 2000, JHFS completed its initial public offering
(IPO) in which 102.0 million shares of common stock were issued at a price of $17.00 per share. Net proceeds from the IPO were $1,657.7 million, of which $105.7 million was retained by JHFS and $1,552.0 million was contributed to the Company.

  Investments

    The Company classifies its debt and equity investment securities into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stock and are classified as held-to-maturity or available-for-sale. Those bonds and mortgage-backed securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of related amortization of deferred policy acquisition costs, amounts credited to participating pension contractholders, amounts credited to the policyholder dividend obligation, and applicable taxes. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary and such adjustments are reported as a component of net realized investment and other gains (losses).

    For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

    Equity securities include common stock and non-redeemable preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities that the Company has classified as available-for-sale, unrealized gains and losses are reflected in shareholder's equity, as described above for available-for-sale fixed maturity securities. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses). Gains and losses, both realized and unrealized, on equity securities classified as trading are included in net realized investment and other gains (losses).

                       JOHN HANCOCK LIFE INSURANCE COMPANY

    Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate or on the collateral value of the loan if the loan is collateral dependent. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is collateral value. Foreclosed real estate is then recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

    Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

    Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any change to the valuation allowance for real estate to be disposed of is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate to be disposed of.

    Policy loans are carried at unpaid principal balances, which approximate fair value.

    Short-term investments are carried at amortized cost, which approximates fair value.

    Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification of cost and are reported net of related amortization of deferred policy acquisition costs, amounts credited to participating pension contractholder accounts, and amounts credited to the policyholder dividend obligation.

  Derivative Financial Instruments

    The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities. All derivatives are carried on the consolidated balance sheets at fair value.

    In certain cases, the Company uses hedge accounting as allowed by Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, the change in fair value of the derivative instrument as well as the offsetting change in fair value of the hedged item are recorded in net realized investment and other gains (losses). Basis adjustments are amortized into income through net realized investment and other gains and losses. For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in other comprehensive income, and then reclassified into income when the hedged item affects income. Hedge effectiveness is assessed quarterly by a variety of techniques including regression analysis and cumulative dollar offset. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item. If a hedge becomes ineffective, the hedge accounting described above ceases.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

  In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors, swaptions, and equity collars), the premium is amortized into investment income over the useful life of the derivative instrument. The fair value of such premiums (i.e., the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

 Cash and Cash Equivalents

  Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

 Deferred Policy Acquisition Costs

  Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. For participating traditional life insurance policies, such costs are amortized over the life of the contracts at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the contracts. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment results, and mortality and expense margins. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised. For non-participating term life and long-term care insurance products, such costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Amortization of deferred policy acquisition costs was $219.6 million, $177.7 million and $174.7 million in 2001, 2000 and 1999, respectively.

  Amortization of deferred policy acquisition costs is allocated to: (1) net realized investment and other gains (losses) for those products in which such gains (losses) have a direct impact on the amortization of deferred policy acquisition costs; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and (3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding net realized investment and other gains (losses), relating to policies and contracts in force.

  Net realized investment and other gains (losses) related to certain products have a direct impact on the amortization of deferred policy acquisition costs as such gains and losses affect the amount and timing of profit emergence.

  Accordingly, to the extent that such amortization results from net realized investment and other gains (losses), management believes that presenting realized investment and other gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

 Reinsurance

  The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

  Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

 Goodwill and Value of Business Acquired

  The excess of cost over the fair value of the net assets of businesses acquired (goodwill) was $116.0 million and $131.2 million at December 31, 2001 and 2000, respectively, and is included in other assets in the consolidated balance sheets. Goodwill relating to acquisitions completed before July 1, 2001 is amortized on systematic bases over periods not exceeding 40 years, which correspond with the benefits estimated to be derived from the acquisitions. Accumulated amortization was $58.1 million and $48.0 million at December 31, 2001 and 2000, respectively. Amortization expense included in other operating costs and expenses was $11.3 million, $11.2 million, and $8.5 million, in 2001, 2000 and 1999, respectively. The Company reevaluates the recoverability of recorded goodwill based on the undiscounted cash flows of the related business whenever significant events or changes indicate an impairment might exist. If the undiscounted cash flows do not support the amount recorded, an impairment is recognized by a charge to current operations to reduce the carrying value of the goodwill based on the expected discounted cash flows of the related business.

  The Company records an asset representing the present value of estimated future profits of insurance policies inforce related to the businesses acquired. This asset is recorded as the value of business acquired (VOBA) and amounted to $76.2 million and $81.4 million at December 31, 2001 and 2000, respectively, and is included in other assets in the consolidated balance sheets. VOBA is amortized in proportion to the present value of expected gross profits. Amortization expense included in other operating costs and expenses was $2.3 million, $4.2 million and $1.3 million in 2001, 2000 and 1999 respectively.

 Separate Accounts

  Separate accounts assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment and other gains (losses) of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

 Future Policy Benefits and Policyholders' Funds

  Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 2.5% to 8.0%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

  For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.5% to 8.0% for life insurance liabilities, from 2.0% to 14.2% for individual annuity liabilities and from 2.0% to 11.3% for group annuity liabilities.

  Future policy benefits for long-term care insurance policies are based on the net level premium method. Assumptions established at policy issue as to mortality, morbidity, persistency, interest and expenses, which include a margin for adverse deviation, are based on estimates developed by management. Interest rates used in establishing such liabilities range from 6.0% to 8.5%.

  Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual and group life, long-term care, and group accident and health insurance claims and estimates of incurred but not reported claims based on historical claims development patterns.

  Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

  Policyholders' funds for universal life and investment-type products, including guaranteed investment contracts and funding agreements, are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 9.0% for universal life products and from 2.0% to 14.7% for investment-type products.

  Major components of policyholder funds presented in the consolidated balance sheets are summarized as follows:

                                                              DECEMBER 31
                                                            2001        2000
                                                          ---------  -----------
                                                             (IN MILLIONS)
LIABILITIES FOR POLICYHOLDER FUNDS
 Guaranteed investment contracts.......................   $ 6,583.5   $ 7,985.5
 U.S. funding agreements...............................        67.1        80.9
 Global funding agreements backing medium-term notes...     9,490.4     6,266.3
 Other investment-type contracts.......................     2,247.7     2,341.8
                                                          ---------   ---------
  Total liabilities for investment type contracts......    18,388.7    16,674.5
 Liabilities for individual annuities..................        56.6        62.2
 Universal life and other reserves.....................     2,085.0     1,806.4
                                                          ---------   ---------
  Total liabilities for policyholder funds.............   $20,530.3   $18,543.1
                                                          =========   =========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

  The Company is authorized to issue up to $15.0 billion in global funding agreements under two distribution programs, and through December 31, 2001, we have $9.5 billion outstanding. Global funding agreements are investment products which require the Company to pay a stated rate of interest on the principal amount and to repay the principal at maturity. These agreements may not be terminated prior to maturity by the Company or the contractholder. Claims for principal and interest under these global funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under the insolvency provisions of Massachusetts Insurance Laws. Under the Company's programs, the global funding agreements are issued to special purpose entities. The special purpose entities fund the purchase of the global funding agreement through the issuance of medium-term notes to investors. These notes are non-recourse to the Company. If the medium-term notes issued by the special purpose entity are denominated in a foreign currency, the Company also enters into a currency swap with the special purpose entity. Similarly, the Company may enter into an interest rate swap with the special purpose entity to match the interest rate characteristics of the global funding agreement to those of the medium term note. As a result, the payment terms of any particular series of notes issued by the special purpose entity correspond to the payment terms of the global funding agreement and swap agreement(s), if any, that secure that series.

  Under the first program, established in May 1998 for $2.5 billion, expanded to $7.5 billion in 1999, an affiliated offshore special purpose entity issued medium-term notes in Europe, Asia and Australia. Through December 31, 2001, there is $3.9 billion outstanding under this program. This special purpose entity is consolidated in the Company's financial statements. The medium-term notes issued by this special purpose entity are reported with global funding agreements in the Company's consolidated balance sheet.

  Under the second program, established in June 2000, for $5.0 billion, expanded to $7.5 billion in 2001, the unaffiliated special purpose entity issued medium-term notes in Europe, Asia, and to institutional investors in the United States. Through December 31, 2001, there is $5.6 billion outstanding under this program. Although this special purpose entity is not consolidated in the Company's financial statements, the funding agreements backing the related medium-term notes are included in policyholders' funds in the Company's consolidated balance sheets.

  At December 31, 2001, the annual contractual maturities of global funding agreements on notes issued under both programs were as follows: 2002 - $236.6 million; 2003 - $1,227.8 million; 2004 - $1,227.6 million; 2005 - $1,246.3 million; 2006 - $2,047.9 million; 2007 and thereafter - $3,504.2 million.

 Participating Insurance

  Participating business represents approximately 76.6%, 86.3%, and 88.1% of the Company's life insurance in force, 98.1%, 97.9%, and 98.3% of the number of life insurance policies in force, and 92.1%, 99.6% and 97.4%, of life insurance premiums in 2001, 2000 and 1999, respectively.

  The portion of earnings allocated to participating pension contractholders and closed block policyholders that cannot be expected to inure to the Company is excluded from net income and shareholder's equity.

  The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and is also based on management's judgment as to the appropriate level of statutory surplus to be retained by the Company. For policies included in the closed block, expense experience is not included in determining policyholders' dividends.

 Revenue Recognition

  Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

  Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

  Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded in income when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

  Premiums from long-term care insurance contracts are recognized as income when due. Premiums from group life and health insurance contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

  Investment advisory, transfer agent, distribution and service fees are recognized as revenues when services are performed. Commissions related to security transactions and related expenses are recognized as income on the trade date. Contingent deferred selling charge commissions are recognized as income in the year received. Selling commissions paid to the selling broker/dealer for sales of mutual funds that do not have a front-end sales charge are deferred and amortized on a straight-line basis over periods not exceeding six years. This is the approximate period of time expected to be benefited and during which fees earned pursuant to Rule 12b-1 distribution plans are received from the funds and contingent deferred sales charges are received from shareholders of the funds.

 Federal Income Taxes

  The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized. Foreign subsidiaries and U.S. subsidiaries operating outside of the United States are taxed under applicable foreign statutory rates.

 Foreign Currency Translation

  The assets and liabilities of operations in foreign currencies are translated into United States dollars at current exchange rates. Revenues and expenses are translated at average rates during the year. The resulting net translation adjustments for each year are accumulated and included in shareholder's equity. Gains or losses on foreign currency transactions are reflected in earnings.

 Severance

  As part of JHFS's ongoing Competitive Position Project, it has initiated a restructuring plan to reduce costs and increase future operating efficiency by consolidating portions of its operations. The plan consists primarily of reducing staff in the home office and terminating certain operations outside the home office.

  In connection with the restructuring plan, approximately 872 employees have been or will be terminated. These employees are or have been associated with operations in the Boston office and outside the home office. As of December 31, 2001 and 2000, the liability for employee termination costs, included in other liabilities was $18.0 million and $20.6 million, respectively. Employee termination costs, included in other operating costs and expenses, were $40.0 million, $18.8 million and $26.3 million for the years ended December 31, 2001, 2000 and 1999, respectively. Of the total number of employees affected, approximately 855 employees were terminated as of December 31, 2001, having received benefit payments of approximately $67.8 million.

  On January 7, 2002, as part of its ongoing expense reduction program, the Company eliminated an additional 160 jobs. During the first quarter of 2002, affected employees will receive severance benefits and outplacement services of approximately $5.7 million.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

 Cumulative Effect of Accounting Changes

  During the first quarter of 2001, the Company changed the method of accounting for the recognition of deferred gains and losses considered in the calculation of the annual expense for its employee pension plan under SFAS No. 87, "Employers' Accounting for Pensions," and for its postretirement health and welfare plans under SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions." The Company changed the method of recognizing gains and losses from deferral within a 10% corridor and amortization of gains outside this corridor over the future working careers of the participants to deferral within a 5% corridor and amortization of gains and losses outside this corridor over the future working careers of the participants. The new method is preferable because in the Company's situation, it produces results that more closely match current economic realities of the Company's retirement and welfare plans through the use of the current fair values of assets while still mitigating the impact of extreme gains and losses. As a result, on January 1, 2001, the Company recorded a credit of $18.6 million (net of tax of $9.9 million), related to its employee benefit pension plans, and a credit of $4.7 million (net of tax of $2.6 million), related to its postretirement health and welfare plans. The total credit recorded as a cumulative effect of an accounting change was $23.3 million (net of tax of $12.5 million) for the year ended December 31, 2001. This change in accounting increased net income for the year ended December 31, 2001 by $4.4 million. The unaudited pro forma results for the years ended December 31, 2000 and 1999, assuming this change in accounting had taken place as of the beginning of 2000 and 1999, would not be materially different from the reported results.

  On January 1, 2001, the Company adopted SFAS No. 133, as amended by SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." The adoption of SFAS No. 133, as amended, resulted in a charge to operations accounted for as a cumulative effect of accounting change of $16.1 million (net of tax benefit of $8.3 million) as of January 1, 2001. In addition, as of January 1, 2001, a $227.6 million (net of tax of $122.6 million) cumulative effect of accounting change was recorded in other comprehensive income for (1) the transition adjustment in the adoption of SFAS No. 133, as amended, an increase of $40.5 million (net of tax of $21.8 million), and (2) the reclassification of $12.1 billion in securities from the held-to-maturity category to the available-for-sale category, an increase of $187.1 million (net of tax of $100.8 million).

  In April 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-5, "Reporting the Costs of Start-Up Activities." The SOP, which was adopted by the Company on January 1, 1999, required that start-up costs capitalized prior to January 1, 1999 be written-off immediately and any start-up costs incurred on or after January 1, 1999 be expensed as incurred. The adoption of SOP 98-5 resulted in a charge to operations of $9.7 million (net of tax of $5.9 million) and was accounted for as a cumulative effect of an accounting change.

 Recent Accounting Pronouncements

  In September 2001, the Financial Accounting Standard Board's (FASB's) Emerging Issues Task Force reached a consensus on Issue 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001." Issue 01-10 presents guidance relative to accounting for and financial reporting of the events of September 11, 2001 (the Events), including both how and when to measure, record and report losses and any resulting liabilities which are directly attributable to the Events. Based on a comprehensive review of the Company's operations, the Company believes that the Events had no material financial impact on the Company's results of operations or financial position.

  In June 2001, the FASB issued SFAS No. 141, "Business Combinations." SFAS No. 141 requires that all business combinations be accounted for under a single method, the purchase method. Use of the pooling-of-interests method is no longer permitted. SFAS No. 141 also clarifies the criteria to recognize intangible assets separately from goodwill, and prohibits the amortization of goodwill relating to acquisitions completed after July 1, 2001. SFAS No. 141 is effective for business combinations initiated after June 30, 2001.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

  In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. SFAS No. 142 will be effective January 1, 2002. The Company estimates that adoption of SFAS No. 142 on January 1, 2002, and the cessation of amortization of previously amortizable goodwill, will result in an increase in net income of $7.8 million (net of tax of $3.4 million) for the year ending December 31, 2002. During early 2002, the Company will perform initial impairment tests of goodwill as of January 1, 2002 based on the guidance in SFAS No. 142. The Company plans on evaluating the goodwill of each reporting unit for impairment using valuations of reporting units based on earnings and book value multiples and by reference to similar multiples of publicly traded peers. Any goodwill impairments resulting from these initial impairment tests would be recorded as the cumulative effect of a change in accounting principle. The Company has conducted preliminary impairment tests which indicated no impairments of goodwill. The Company does not expect the impact of the impairment tests required under SFAS No. 142 to have a material impact on its results of operations, earnings or financial position.

  In January 2001, the FASB's Emerging Issues Task Force (EITF) reached a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Issue 99-20 requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and specifies evaluation methods with which to evaluate these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material financial impact on the Company's results of operations or financial position.

  In December 2000, the AICPA issued SOP 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and Certain Long-Duration Participating Contracts." The SOP, which was adopted with respect to accounting for demutualization expenses by the Company on December 31, 2000, requires that demutualization related expenses be classified as a single line item within income from continuing operations and should not be classified as an extraordinary item. The adoption of SOP 00-3 resulted in the reclassification of demutualization expenses previously recorded as an extraordinary item in 1999 of $93.6 million (net of tax of $2.6 million). On October 1, 2001, the Company adopted the remaining provisions of SOP 00-3 which required the reclassification of $9,710.0 million and $12,035.9 million of closed block assets and liabilities, respectively at December 31, 2000, and $1,467.7 million and $1,343.6 million of closed block revenues, and benefits and expenses, respectively, for the period from February 1, 2000 (date of demutualization) to December 31, 2000, all of which were reclassified to other existing asset, liability, revenue, and benefit and expense accounts. The required implementation of SOP 00-3 also resulted in a reduction of net income of $20.2 million (net of tax of $6.6 million), for the period from February 1, 2000 to December 31, 2000 and $3.4 million (net of tax of $1.8 million), for the nine months ended September 30, 2001. Finally, adoption also resulted in the recognition of a policyholder dividend obligation of $77.0 million at December 31, 2000, which represents cumulative actual closed block earnings in excess of expected periodic amounts calculated at the date of the demutualization. See
Note 6 for a summary description of the closed block assets, liabilities, revenues and expenses.

  In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." SFAS No. 140 provides new accounting and reporting standards which are based on consistent application of a financial components approach that focuses on control. Under this approach, after a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. SFAS No. 140 provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The adoption of SFAS No. 140 did not have a material impact on the Company's results of operations or financial position.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

  Accounting Principles Board Opinion (APB) No. 25, "Accounting for Stock Issued to Employees," provides guidance on how to account for the issuance of stock and stock options to employees. Certain of the Company's employees are compensated, in part, with non-vested stock and stock options, issued by the parent company, JHFS, and the related expenses are borne by the Company. The Company adopted APB No. 25 upon its demutualization and upon JHFS' IPO effective February 1, 2000. Compensation cost for stock options, if any, is measured as the excess of the quoted market price of JHFS' stock at the date of grant over the amount an employee must pay to acquire the stock. Compensation cost is recognized over the requisite vesting periods based on market value on the date of grant. APB No. 25 was amended by SFAS No. 123, "Accounting for Stock-Based Compensation," to require pro forma disclosures of net income and earnings per share as if a "fair value" based method was used. On March 31, 2000, the FASB issued FASB Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation, an interpretation of APB No. 25." The Interpretation clarifies guidance for certain issues that arose in the application of APB No. 25. The Company was required to adopt the Interpretation on July 1, 2000.
Interpretation No. 44 did not have a material impact on the Company's results of operations or financial position.

  In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) 101, "Revenue Recognition in Financial Statements." SAB 101 clarifies the SEC staff's views on applying generally accepted accounting principles to revenue recognition in financial statements. In March 2000, the SEC issued an amendment, SAB 101A, which deferred the effective date of SAB 101. In June 2000, the SEC issued a second amendment, SAB 101B, which deferred the effective date of SAB 101 to no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. The Company adopted SAB 101 in the fourth quarter of fiscal 2000. The adoption of SAB 101 did not have a material impact on the Company's results of operations or financial position.

 Codification

  In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company and its domestic life insurance subsidiaries use to prepare their statutory-basis financial statements. The states of domicile of the Company and its domestic life insurance subsidiaries have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification is reported as an adjustment to surplus in the statutory-basis financial statements as of January 1, 2001. Implementation of Codification did not have a material impact on the Company's domestic life insurance subsidiaries' statutory-basis capital and surplus, and these companies remain in compliance with all regulatory and contractual obligations.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 2.  RELATED PARTY TRANSACTIONS

  Certain directors of the Company are members or directors of other entities that periodically perform services for or have other transactions with Company. Such transactions are either subject to bidding procedures or are otherwise entered into on terms comparable to those that would be available to unrelated third parties and are not material to the Company's results of operations or financial condition.

  The Company provides certain administrative and asset management services to its pension plans and employee welfare trust. Fees paid to the Company for these services were $8.4 million, $6.4 million and $6.5 million during the years ended December 31, 2001, 2000 and 1999, respectively.

  The Company provides JHFS with personnel, property and facilities in carrying out certain of its corporate functions. JHFS determines fees, annually, for these services and facilities based on a number of criteria. The amount of these service fees charged to JHFS were $28.5 million and $19.8 million for the years ended December 31, 2001 and 2000, respectively. These fees are included as a reduction of other operating costs and expenses in the consolidated statements of income.

  The Company has reinsured certain portions of its long term care and group pension businesses with John Hancock Reassurance Company, Ltd. of Bermuda (JHReCo), a wholly owned subsidiary of JHFS. The Company entered into these reinsurance contracts in order to facilitate its capital management process. These reinsurance contracts are primarily written on a funds withheld basis where the related financial assets remain invested at the Company. As a result, the Company recorded accounts payable to JHReCo for coinsurance amounts withheld of $1,158.9 million and $633.2 million at December 31, 2001 and 2000, respectively, which are included with other liabilities in the consolidated balance sheets, and recorded reinsurance recoverable from JHReCo of $1,504.6 million and $870.4 million at December 31, 2001 and 2000, respectively, which are included with other reinsurance recoverables on the consolidated balance sheets. Premiums ceded to JHReCo were $740.8 million, $396.7 million and $306.2 million during 2001, 2000 and 1999 respectively.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 3.  INVESTMENTS

  The following information summarizes the components of net investment income and net realized investment and other gains (losses):


                                                 YEARS ENDED DECEMBER 31
                                                2001       2000        1999
                                              ---------  ---------  -----------
                                                      (IN MILLIONS)
NET INVESTMENT INCOME
 Fixed maturities..........................   $2,721.2   $2,456.2    $2,407.0
 Equity securities.........................       29.7       23.3        19.2
 Mortgage loans on real estate.............      774.4      796.2       750.7
 Real estate...............................       67.7       82.7       147.3
 Policy loans..............................      118.4      112.7       105.3
 Short-term investments....................       73.9      147.1        83.7
 Other.....................................      101.4      200.7       161.8
                                              --------   --------    --------
 Gross investment income...................    3,886.7    3,818.9     3,675.0
   Less investment expenses................      240.5      255.0       336.1
                                              --------   --------    --------
Net investment income......................   $3,646.2   $3,563.9    $3,338.9
                                              ========   ========    ========
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES), NET OF RELATED AMORTIZATION
 OF DEFERRED POLICY ACQUISITION COSTS,
 AMOUNTS CREDITED TO THE POLICYHOLDER
 DIVIDEND OBLIGATION AND AMOUNTS CREDITED
 TO PARTICIPATING PENSION CONTRACTHOLDERS
 Fixed maturities..........................   $ (351.1)  $ (135.3)   $  (34.2)
 Equity securities.........................      201.8      196.1       109.7
 Mortgage loans on real estate and real
  estate to be disposed of.................      (60.4)     (15.2)      141.3
 Derivatives and other invested assets.....      (40.2)      44.3        37.8
 Amortization adjustment for deferred
  policy acquisition costs.................       29.4        9.4       (49.7)
 Amounts credited to the policyholder
  dividend obligation......................       17.0      (14.1)         --
 Amounts credited to participating pension
  contractholders..........................      (42.3)      (6.9)      (35.3)
                                              --------   --------    --------
Net realized investment and other gains
 (losses), net of related amortization
 of deferred policy acquisition costs,
 amounts credited to the policyholder
 dividend obligation and amounts credited
 to participating pension contractholders..   $ (245.8)  $   78.3    $  169.6
                                              ========   ========    ========

  Gross gains of $ 349.9 million in 2001, $294.6 million in 2000 and $186.4 million in 1999, and gross losses of $119.0 million in 2001, $123.6 million in 2000 and $173.7 million in 1999, were realized on the sale of available-for-sale securities.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

     The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:

                                                                            GROSS          GROSS
                                                            AMORTIZED     UNREALIZED     UNREALIZED       FAIR
                                                              COST          GAINS          LOSSES         VALUE
                                                           -----------   ------------   ------------   -----------
                                                                                (IN MILLIONS)
DECEMBER 31, 2001
HELD-TO-MATURITY:
 Corporate securities ...............................      $   1,073.9   $       28.3   $       15.2   $   1,087.0
 Mortgage-backed securities .........................            844.9           14.5           43.0         816.4
 Obligations of states and political subdivisions ...              4.7            0.1             --           4.8
                                                           -----------   ------------   ------------   -----------
   Total fixed maturities held-to-maturity ..........      $   1,923.5   $       42.9   $       58.2   $   1,908.2
                                                           ===========   ============   ============   ===========
AVAILABLE-FOR-SALE:
 Corporate securities ...............................      $  29,680.2   $    1,103.5   $      879.1   $  29,904.6
 Mortgage-backed securities .........................          5,252.7          125.1           98.7       5,279.1
 Obligations of states and political subdivisions ...             93.3            5.5            0.2          98.6
 Debt securities issued by foreign governments ......            457.1           44.7            4.0         497.8
 U.S. Treasury securities and obligations of U.S. .
  government corporations and agencies ..............            294.7            3.8            6.5         292.0
                                                           -----------   ------------   ------------   -----------
 Fixed maturities available-for-sale ................         35,778.0        1,282.6          988.5      36,072.1
 Equity securities ..................................            433.1          175.5           46.3         562.3
                                                           -----------   ------------   ------------   -----------
   Total fixed maturities and equity securities
    available-for-sale ..............................      $  36,211.1   $    1,458.1   $    1,034.8   $  36,634.4
                                                           ===========   ============   ============   ===========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                                                                      GROSS         GROSS
                                                      AMORTIZED    UNREALIZED     UNREALIZED       FAIR
                                                        COST          GAINS         LOSSES         VALUE
                                                     -----------  ------------   ------------   -----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2000
HELD-TO-MATURITY:
 Corporate securities ............................   $  12,834.7  $      553.7   $      698.4   $  12,690.0
 Mortgage-backed securities ......................       1,202.5          11.5           53.0       1,161.0
 Obligations of states and political subdivisions          102.3           3.1            0.9         104.5
 Debt securities issued by foreign governments ...           5.6           4.7           --            10.3
                                                     -----------  ------------   ------------   -----------
   Total fixed maturities held-to-maturity .......   $  14,145.1  $      573.0   $      752.3   $  13,965.8
                                                     ===========  ============   ============   ===========
AVAILABLE-FOR-SALE:
 Corporate securities ............................   $  10,948.3  $      457.1   $      478.2   $  10,927.2
 Mortgage-backed securities ......................       4,105.0          94.7           33.0       4,166.7
 Obligations of states and political subdivisions           25.3           1.8           --            27.1
 Debt securities issued by foreign governments ...         546.0          67.3           12.0         601.3
 U.S. Treasury securities and obligations of U.S.
  government corporations and agencies ...........         197.8           5.4            0.1         203.1
                                                     -----------  ------------   ------------   -----------
 Fixed maturities available-for-sale .............      15,822.4         626.3          523.3      15,925.4
 Equity securities ...............................         587.6         348.5           90.0         846.1
                                                     -----------  ------------   ------------   -----------
   Total fixed maturities and equity securities
    available-for-sale  governments ..............   $  16,410.0  $      974.8   $      613.3   $  16,771.5
                                                     ===========  ============   ============   ===========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

     The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below:

                                               AMORTIZED     FAIR
                                                 COST        VALUE
                                               ---------   ---------
                                                  (IN MILLIONS)
HELD-TO-MATURITY:
Due in one year or less .....................  $    62.9   $    68.0
Due after one year through five years .......       15.4        22.2
Due after five years through ten years ......       67.7        65.4
Due after ten years .........................      932.6       936.2
                                               ---------   ---------
                                                 1,078.6     1,091.8
Mortgage-backed securities ..................      844.9       816.4
                                               ---------   ---------
Total .......................................  $ 1,923.5   $ 1,908.2
                                               =========   =========
AVAILABLE-FOR-SALE:
Due in one year or less .....................  $ 1,861.7   $ 1,905.8
Due after one year through five years .......    9,874.3    10,073.3
Due after five years through ten years ......   10,902.5    10,927.6
Due after ten years .........................    7,886.8     7,886.3
                                               ---------   ---------
                                                30,525.3    30,793.0
Mortgage-backed securities ..................    5,252.7     5,279.1
                                               ---------   ---------
Total .......................................  $35,778.0   $36,072.1
                                               =========   =========

     Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

     The sale of fixed maturities held-to-maturity relate to certain securities with amortized cost of $24.3 million for the year ended December 31, 1999, which were sold due to a significant decline in the issuers' credit quality or as part of the sale of the property and casualty operations in 1999. The related net realized investment and other gains on the sales were $0.9 million in 1999.

     The change in net unrealized gains (losses) on trading securities that has been included in earnings during 2001, 2000 and 1999 amounted to $(1.8) million, $0.1 million and $(0.1) million, respectively.

     The Company participates in a security lending program for the purpose of enhancing income on securities held. At December 31, 2001 and 2000, $775.4 million and $88.6 million, respectively, of the Company's securities, at market value, were on loan to various brokers/dealers, and were fully collateralized by cash and highly liquid securities. The market value of the loaned securities is monitored on a daily basis, and the collateral is maintained at a level of at least 102.0% of the loaned securities' market value.

     For 2001, 2000 and 1999, investment results passed through to participating pension contractholders as interest credited to policyholders' account balances amounted to $170.5 million, $171.7 million and $180.9 million, respectively.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

     Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired mortgage loans that may be susceptible to significant change.

     Changes in the allowance for probable losses on mortgage loans on real estate and real estate to be disposed of are summarized below.

                                             BALANCE AT                          BALANCE AT
                                             BEGINNING                              END
                                              OF YEAR    ADDITIONS  DEDUCTIONS    OF YEAR
                                             ----------  ---------  ----------   ----------
                                                             (IN MILLIONS)
Year ended December 31, 2001
 Mortgage loans on real estate ...........     $ 81.6      $37.8      $  6.6       $112.8
 Real estate to be disposed of ...........       43.5       46.0         5.9         83.6
                                               ------      -----      ------       ------
Total ....................................     $125.1      $83.8      $ 12.5       $196.4
                                               ======      =====      ======       ======
Year ended December 31, 2000
 Mortgage loans on real estate ...........     $107.9      $ 4.6      $ 30.9       $ 81.6
 Real estate to be disposed of ...........       58.1       17.1        31.7         43.5
                                               ------      -----      ------       ------
Total ....................................     $166.0      $21.7      $ 62.6       $125.1
                                               ======      =====      ======       ======
Year ended December 31, 1999
 Mortgage loans on real estate ...........     $ 96.0      $38.4      $ 26.5       $107.9
 Real estate to be disposed of ...........      112.0       22.5        76.4         58.1
                                               ------      -----      ------       ------
Total ....................................     $208.0      $60.9      $102.9       $166.0
                                               ======      =====      ======       ======

     At December 31, 2001 and 2000, the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:

                                                               DECEMBER 31
                                                             2001       2000
                                                            ------     ------
                                                             (IN MILLIONS)
Impaired mortgage loans on real estate with provision for
 losses ..................................................  $ 92.5     $ 32.4
Provision for losses .....................................   (42.6)     (14.9)
                                                            ------     ------
Net impaired mortgage loans on real estate ...............  $ 49.9     $ 17.5
                                                            ======     ======

                       JOHN HANCOCK LIFE INSURANCE COMPANY

  The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                     YEARS ENDED DECEMBER 31
                                                      2001    2000      1999
                                                     ------  -------  ---------
                                                          (IN MILLIONS)
Average recorded investment in impaired loans.....   $62.5   $100.3    $135.5
Interest income recognized on impaired loans .....     8.4      2.9       4.9

  The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

  Restructured commercial mortgage loans aggregated $56.0 million and $60.4 million as of December 31, 2001 and 2000, respectively. The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded were as follows:

                                                     YEARS ENDED DECEMBER 31
                                                     2001     2000      1999
                                                    -------  -------  ---------
                                                          (IN MILLIONS)
Expected..........................................   $5.0     $5.2      $11.1
Actual............................................    3.8      4.7        7.2

  At December 31, 2001, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

COLLATERAL                CARRYING     GEOGRAPHIC                  CARRYING
PROPERTY TYTPE             AMOUNT      CONCENTRATION                AMOUNT
----------------------  -------------  -----------------------  ---------------
                        (IN MILLIONS)                            (IN MILLIONS)

Apartments.............   $1,601.7     East North Central.......   $1,072.5
Hotels.................      451.6     East South Central.......      490.6
Industrial.............      809.8     Middle Atlantic..........    1,490.4
Office buildings.......    2,601.5     Mountain.................      417.4
Retail.................    1,429.7     New England..............      891.1
Multi family...........        1.8     Pacific..................    1,823.1
Mixed Use..............      108.0     South Atlantic...........    2,097.5
Agricultural...........    2,532.3     West North Central.......      385.1
Other..................      243.4     West South Central.......      907.0
                                       Canada/Other.............      205.1
Allowance for losses...     (112.8)    Allowance for losses.....     (112.8)
                          --------                                 --------
Total..................   $9,667.0     Total....................   $9,667.0
                          ========                                 ========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

  Mortgage loans with outstanding principal balances of $2.0 million, bonds with amortized cost of $388.7 million and real estate with a carrying value of $0.5 million were non-income producing for the year ended December 31, 2001.

  Depreciation expense on investment real estate was $4.6 million, $7.9 million, and $7.1 million in 2001, 2000, and 1999, respectively. Accumulated depreciation was $65.1 million and $60.9 million at December 31, 2001 and 2000, respectively.

  The Company sold $542.9 million, $359.2 million, and $172.0 million of commercial mortgage loans in securitization transactions in 2001, 2000, and 1999, respectively, for which it received net proceeds of $546.1 million, $362.4 million and $175.5 million, in 2001, 2000 and 1999, respectively. During 2001, 2000 and 1999, the Company recognized pre-tax gains of $3.2 million, $3.2 million and $3.5 million, respectively, related to these transactions.

  As a result of these securitizations, the Company retained mortgage servicing responsibilities which were recorded as servicing assets. These servicing assets were valued at $1.2 million and $0.8 million at December 31, 2001 and 2000, respectively.

  Investments in other assets, which include unconsolidated joint ventures, partnerships, and limited liability corporations, accounted for by using the equity method of accounting totaled $1,062.1 million and $826.5 million at December 31, 2001 and 2000, respectively. Total combined assets of such investments were $12,541.6 million and $5,040.1 million (consisting primarily of investments), and total combined liabilities were $1,108.6 million and $823.3 million (including $580.0 million and $354.0 million of notes payable) at December 31, 2001 and 2000, respectively. Total combined revenues and expenses of these investments in 2001 were $942.5 million and $645.2 million, respectively, resulting in $297.3 million of total combined income from operations. Total combined revenues and expenses were $508.0 million and $172.7 million, respectively, resulting in $335.3 million of total combined income from operations in 2000. Net investment income on investments accounted for using the equity method totaled $56.4 million, $143.8 million and $65.1 million in 2001, 2000, and 1999 respectively.

NOTE 4.  DERIVATIVES AND HEDGING INSTRUMENTS

  The fair value of derivative instruments classified as assets at December 31, 2001 was $331.2 million, and appears on the consolidated balance sheet in other assets. The fair value of derivative instruments classified as liabilities at December 31, 2001 was $580.0 million, and appears on the consolidated balance sheet in other liabilities.

 Fair Value Hedges

  The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

  The Company also manages interest rate exposure by using interest rate swap agreements to modify certain liabilities, such as fixed rate debt and Constant Maturity Treasuries (CMT) indexed liabilities, by converting them to a LIBOR-based floating rate.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 4.  DERIVATIVES AND HEDGING INSTRUMENTS

    The Company enters into interest rate cap agreements, cancelable interest rates swap agreements, and written swaptions to manage the interest rate exposure of options that are embedded in certain assets and liabilities. A written swaption obligates the Company to enter into an interest rate agreement on the expiration date, contingent on future interest rates. Interest rate cap and floor agreements are contracts with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap or floor interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal). Amounts earned on interest rate cap and floor agreements and swaptions are recorded as an adjustment to net investment income.

    The Company uses equity collar agreements to reduce its equity market exposure with respect to certain common stock investments that the Company holds. A collar consists of a written call option that limits the Company's potential for gain from appreciation in the stock price as well as a purchased put option that limits the Company's potential for loss from a decline in the stock price.

    Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on currency rate swap agreements is accrued and recognized as a component of net investment income.

    For the year ended December 31, 2001, the Company recognized a net loss of $16.5 million related to the ineffective portion of its fair value hedges, and a net gain of $1.9 million, related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. Both of these amounts are recorded in net realized investment and other gains and losses. For the year ended December 31, 2001, all of the Company's hedged firm commitments qualified as fair value hedges.

  Cash Flow Hedges

    The Company uses forward starting interest rate swap agreements to hedge the variable cash flows associated with future fixed income asset acquisitions, which will support the Company's long-term care and life insurance businesses. These agreements will reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. During the periods in the future when the acquired assets are held by the Company, the accumulated gain or loss will be amortized into investment income as a yield adjustment on the assets.

    The Company used interest rate futures contracts to hedge the variable cash flows associated with variable benefit payments that it will make on certain annuity contracts. Amounts are reclassified from other comprehensive income when benefit payments are made.

    The Company used interest rate floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses. Amounts are reclassified from other comprehensive income if interest rates fall below certain levels.

    For the year ended December 31, 2001, the Company recognized a loss of $0.2 million related to the ineffective portion of its cash flow hedges, and a net gain of $0.4 million related to the portion of the hedging instruments that was excluded from the assessment of hedge effectiveness. Both of these amounts are recorded in net realized investment and other gains and losses. For the year ended December 31, 2001, all of the Company's hedged forecast transactions qualified as cash flow hedges.

    For the year ended December 31, 2001, a net loss of $0.2 million was reclassified from other accumulated comprehensive income to earnings. It is anticipated that approximately $0.6 million of net gains will be reclassified from other accumulated comprehensive income to earnings within the next twelve months. The maximum length for which variable cash flows are hedged is 24 years.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

   For the year ended December 31, 2001, none of the Company's cash flow hedges have been discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

   The transition adjustment for the adoption of SFAS No. 133, as amended, resulted in an increase in other comprehensive income of $23.0 million (net of tax of $12.3 million) representing the accumulation in other comprehensive income of the effective portion of the Company's cash flow hedges as of January 1, 2001. For the year ended December 31, 2001, $3.8 million of loss (net of tax of $2.1 million) representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges was added to accumulated other comprehensive income, resulting in a balance of $19.1 million (net of tax of $10.3 million).

  Derivatives Not Designated as Hedging Instruments

   The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, interest rate futures contracts, and interest rate cap and floor agreements to manage exposure to interest rates as described above under Fair Value Hedges without designating the derivatives as hedging instruments.

NOTE 5.  INCOME TAXES

   The Company participates in the filing of a life/non-life consolidated federal income tax return. The life company sub-group includes three domestic life insurance companies (the Company, John Hancock Variable Life Insurance Company and Investors Partner Life Insurance Company) and a Bermuda life insurance company (John Hancock Reassurance Company, Ltd.) that is treated as a U.S. company for federal income tax purposes. The non-life subgroup consists of John Hancock Financial Services, Inc., John Hancock Subsidiaries, LLC and John Hancock International Holdings, Inc.

   In addition to taxes on operations, mutual life insurance companies are charged an equity base tax. As the Company was a mutual life insurance company for the entire year 1999, it was subject to the re-computation of its 1999 equity base tax liability in its 2000 tax return. The equity base tax is determined by application of an industry-based earnings rate to mutual companies' average equity base, as defined by the Internal Revenue Code. The industry earnings rate is determined by the Internal Revenue Service (IRS) and is not finalized until the subsequent year. The Company estimated its taxes for the current year based on estimated industry earnings rates and revised these estimates up or down when the earnings rates were finalized and published by the IRS in the subsequent year.

   Income before income taxes and cumulative effect of accounting changes includes the following:

                                                                                  YEARS ENDED DECEMBER 31
                                                                                 2001      2000      1999
                                                                                -------  --------  --------
                                                                                       (IN MILLIONS)
Domestic....................................................................... $761.8   $1,093.5   $210.7
Foreign........................................................................    5.6        7.6      6.4
                                                                                ------   --------   ------
Income before income taxes and cumulative effect of accounting changes......... $767.4   $1,101.1   $217.1
                                                                                ======   ========   ======

                       JOHN HANCOCK LIFE INSURANCE COMPANY

    The components of income taxes were as follows:


                                                      YEARS ENDED DECEMBER 31
                                                     2001     2000      1999
                                                    -------  -------  --------
                                                         (IN MILLIONS)
CURRENT TAXES:
 Federal.........................................   $ (9.9)  $ 15.7    $(34.1)
 Foreign.........................................      3.1      1.2       2.3
 State...........................................      4.6     12.0       5.8
                                                    ------   ------    ------
                                                      (2.2)    28.9     (26.0)
DEFERRED TAXES:
 Federal.........................................    210.5    279.4     108.6
 Foreign.........................................     (0.9)     1.6        --
 State...........................................     (6.7)    (1.0)     (1.1)
                                                    ------   ------    ------
                                                     202.9    280.0     107.5
                                                    ------   ------    ------
Total income taxes...............................   $200.7   $308.9    $ 81.5
                                                    ======   ======    ======



    A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:

                                                      YEARS ENDED DECEMBER 31
                                                     2001     2000      1999
                                                    -------  -------  --------
                                                         (IN MILLIONS)
Tax at 35%.......................................   $268.6   $385.4    $ 76.0
Add (deduct):
 Equity base tax.................................    (13.4)   (46.0)     22.2
 Prior year taxes................................      9.9     (0.3)      1.8
 Tax credits.....................................    (28.1)   (20.6)    (12.9)
 Foreign taxes...................................      1.3      0.4       1.0
 Tax exempt investment income....................    (25.7)   (11.5)    (14.4)
 Non-taxable gain on sale of subsidiary..........       --       --     (15.4)
 Disallowed demutualization expenses.............       --       --      31.1
 Other...........................................    (11.9)     1.5      (7.9)
                                                    ------   ------    ------
   Total income taxes............................   $200.7   $308.9    $ 81.5
                                                    ======   ======    ======

                       JOHN HANCOCK LIFE INSURANCE COMPANY

    The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                               DECEMBER 31
                                                             2001       2000
                                                           --------   --------
                                                             (IN MILLIONS)
DEFERRED TAX ASSETS:
 Policy reserve adjustments.............................   $  485.5   $  492.2
 Other postretirement benefits..........................      136.6      148.9
 Book over tax basis of investments.....................      418.1      299.5
 Dividends payable to policyholders.....................      125.7      117.6
 Interest...............................................       34.5       38.3
 Other..................................................      163.1       51.2
                                                           --------   --------
   Total deferred tax assets                                1,363.5    1,147.7
                                                           --------   --------
DEFERRED TAX LIABILITIES:
 Deferred policy acquisition costs......................      824.5      649.1
 Depreciation...........................................      214.2      211.7
 Basis in partnerships..................................      130.7      109.8
 Market discount on bonds...............................       72.9       64.2
 Pension plan expense...................................      133.6      104.0
 Capitalized charges related to mutual funds............       31.5       56.9
 Lease Income...........................................      523.2      339.4
 Unrealized gains.......................................      135.8       56.7
                                                           --------   --------
   Total deferred tax liabilities.......................    2,066.4    1,591.8
                                                           --------   --------
   Net deferred tax liabilities.........................   $  702.9   $  444.1
                                                           ========   ========


    The Company made an income tax payment of $3.7 million , received an income tax refund of $21.7 million and made an income tax payment of $83.4 million in 2001, 2000 and 1999, respectively.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 6.  CLOSED BLOCK

    As of February 1, 2000, the Company established a closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies for which the Company had a dividend scale payable in 1999 and individual term life insurance policies that were in force on February 1, 2000. Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, and taxes, and for continuation of dividend scales payable in 1999, assuming experience underlying such dividend scales continues. Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the shareholders of JHFS. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company's general account, any of its separate accounts, or any affiliate of the Company without approval of the Massachusetts Division of Insurance.

    If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will be increased. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.

    The assets and liabilities allocated to the closed block are recorded in the Company's financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date of demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income over the period the policies in the closed block remain in force. The Company has developed an actuarial calculation of the timing of such maximum future shareholder earnings, and this is the basis of the policyholder dividend obligation.

    If actual cumulative earnings are greater than expected cumulative earnings, only expected earnings will be recognized in income. Actual cumulative earnings in excess of expected cumulative earnings represents undistributed accumulated earnings attributable to policyholders, which are recorded as a policyholder dividend obligation because the excess will be paid to closed block policyholders as an additional policyholder dividend unless otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income.

    The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholders' benefits, policyholder dividends, premium taxes, guaranty fund assessments, and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized investment gains and losses of investment assets outside the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of deferred acquisition costs. The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

    The following tables set forth certain summarized financial information relating to the closed block as of the dates indicated:

                                                                           DECEMBER 31,          DECEMBER 31,
                                                                              2001                  2000
                                                                           ------------          ------------
                                                                                      (IN MILLIONS)
LIABILITIES
Future policy benefits .................................................   $  10,198.7           $   9,910.5
Policyholder dividend obligation .......................................         251.2                  77.0
Policyholders' funds ...................................................       1,460.9               1,459.5
Policyholder dividends payable .........................................         433.4                 409.8
Other closed block liabilities .........................................          53.7                  84.6
                                                                           -----------           -----------
 Total closed block liabilities ........................................      12,397.9              11,941.4
                                                                           -----------           -----------
ASSETS
Investments
Fixed maturities:
 Held-to-maturity--at amortized cost
  (fair value: 2001--$100.7; 2000--$2,327.4) ...........................         103.3               2,269.9
 Available-for-sale--at fair value
  (cost: 2001--$5,204.0; 2000--$2,378.7) ...............................       5,320.7               2,353.0
Equity securities:
 Available-for-sale--at fair value
 (cost: 2001--$8.8; 2000--$5.3) ........................................          13.4                   6.3
Mortgage loans on real estate ..........................................       1,837.0               1,944.0
Policy loans ...........................................................       1,551.9               1,540.6
Short-term investments .................................................            --                  62.1
Other invested assets ..................................................          83.1                  40.7
                                                                           -----------           -----------
 Total investments .....................................................       8,909.4               8,216.6
Cash and cash equivalents ..............................................         192.1                 305.6
Accrued investment income ..............................................         158.9                 149.3
Other closed block assets ..............................................         297.5                 317.1
                                                                           -----------           -----------
 Total closed block assets .............................................       9,557.9               8,988.6
                                                                           -----------           -----------
Excess of reported closed block liabilities over assets
 designated to the closed block ........................................       2,840.0               2,952.8
                                                                           -----------           -----------
Portion of above representing other comprehensive income:
 Unrealized appreciation (depreciation), net of tax of
  $43.3 million and $(8.8) million at 2001 and 2000, respectively ......          80.1                 (16.1)
 Allocated to the policyholder dividend obligation, net of tax
  $50.8 million and $4.7 million at 2001 and 2000, respectively ........         (94.4)                 (8.8)
                                                                           -----------           -----------
  Total ................................................................         (14.3)                (24.9)
                                                                           -----------           -----------
  Maximum future earnings to be recognized from closed block
    assets and liabilities .............................................   $   2,825.7           $   2,927.9
                                                                           ===========           ===========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                                                                           DECEMBER 31,   DECEMBER 31,
                                                                              2001            2000
                                                                            --------        -------
                                                                               (IN MILLIONS)
Change in the policyholder dividend obligation:
 Balance at beginning of period ......................................      $   77.0             --
   Impact on net income before income taxes ..........................          42.5        $  63.5
   Unrealized investment gains (losses) ..............................          67.1           13.5
   Cumulative effect of change in accounting principle (1) ...........          64.6             --
                                                                            --------        -------
 Balance at end of period ............................................      $  251.2        $  77.0
                                                                            ========        =======

(1) The cumulative effect of change in accounting principle represents the impact of transferring fixed maturities from held-to-maturity to available-for-sale as part of the adoption of SFAS No. 133 effective January 1, 2001. See Note 1.

                                                                                                        FOR THE PERIOD
                                                                                         YEAR             FEBRUARY 1
                                                                                         ENDED             THROUGH
                                                                                     DECEMBER 31,        DECEMBER 31,
                                                                                         2001                2000
                                                                                     ------------       --------------
                                                                                              (IN MILLIONS)
REVENUES
Premiums .......................................................................      $    940.0          $    865.0
Net investment income ..........................................................           667.5               591.6
Net realized investment and other gains (losses), net of
 amounts credited to the policyholder dividend obligation of
 $(17.0) million and $14.1 million, respectively ...............................            (3.6)               (2.9)
Other closed block revenues ....................................................             0.6                (0.6)
                                                                                      ----------          ----------
 Total closed block revenues ...................................................         1,604.5             1,453.1
BENEFITS AND EXPENSES
Benefits to policyholders ......................................................           924.4               870.0
Change in policyholder dividend obligation .....................................            54.9                46.6
Other closed block operating costs and expenses ................................            (6.3)              (10.0)
Dividends to policyholders .....................................................           474.9               407.1
                                                                                      ----------          ----------
 Total benefits and expenses ...................................................         1,447.9             1,313.7
                                                                                      ----------          ----------
Closed block revenues, net of closed block benefits and expenses,
 before income taxes and cumulative effect of accounting change ................           156.6               139.4
Income taxes, net of amounts credited to the policyholder dividend
 obligation of $4.6 million and $2.8 million, respectively .....................            53.0                52.3
                                                                                      ----------          ----------
 Closed block revenues, net of closed block benefits and expenses
  and income taxes, before cumulative effect of accounting change ..............           103.6                87.1
                                                                                      ----------          ----------
 Cumulative effect of accounting change, net of tax ............................            (1.4)                 --
                                                                                      ----------          ----------
 Closed block revenues, net of closed block benefits and expenses, income
  taxes and the cumulative effect of accounting change .........................      $    102.2          $     87.1
                                                                                      ==========          ==========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

    Maximum future earnings from closed block assets and liabilities:


                                                                        FOR THE PERIOD
                                                             YEAR         FEBRUARY 1
                                                            ENDED          THROUGH
                                                         DECEMBER 31,    DECEMBER 31,
                                                             2001            2000
                                                         ------------   --------------
                                                                 (IN MILLIONS)
Beginning of period...............................         $2,927.9        $3,015.0
End of period.....................................          2,825.7         2,927.9
                                                           --------        --------
 Change during period.............................         $  102.2        $   87.1
                                                           ========        ========


NOTE 7. DEBT AND LINE OF CREDIT

    Short-term and long-term debt consists of the following:


                                                                                         DECEMBER 31
                                                                                     2001           2000
                                                                                   --------       --------
                                                                                        (IN MILLIONS)
SHORT-TERM DEBT:
 Commercial paper ..........................................................             --       $  222.3
 Current maturities of long-term debt ......................................       $  124.6           23.0
                                                                                   --------       --------
Total short-term debt ......................................................          124.6          245.3
                                                                                   --------       --------
LONG-TERM DEBT:
 Surplus notes, 7.38% maturing in 2024 .....................................          447.3          447.2
 Notes payable, interest ranging from 5.43% to 14.0%, due in varying
  amounts through 2007 .....................................................          296.0          109.8
                                                                                   --------       --------
Total long-term debt .......................................................          743.3          557.0
Less current maturities ....................................................         (124.6)         (23.0)
                                                                                   --------       --------
Long-term debt .............................................................          618.7          534.0
                                                                                   --------       --------
  Total debt ...............................................................       $  743.3       $  779.3
                                                                                   ========       ========

    The Company issues commercial paper primarily to meet working capital needs. The Company had no commercial paper outstanding at December 31, 2001. The weighted-average interest rate for outstanding commercial paper at December 31, 2000 was 6.59%. The weighted-average life for outstanding commercial paper at December 31, 2000 was approximately 11 days. Commercial paper borrowing arrangements are supported by a syndicated line of credit.

    The issuance of surplus notes was approved by the Massachusetts Commissioner of Insurance, and any payments of interest or principal on the surplus notes requires the prior approval of the Massachusetts Commissioner of Insurance.

    At December 31, 2001, the Company had a syndicated line of credit with a group of banks totaling $1.0 billion, $500.0 million pursuant to a 364-day commitment which expires on July 26, 2002 and $500.0 million pursuant to a multi-year facility, which expires on August 3, 2005. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain certain minimum levels of net worth and comply with certain other covenants, which were met at December 31, 2001. At December 31, 2001, the Company had no outstanding borrowings under the agreement.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

  Aggregate maturities of long-term debt are as follows: 2002-$124.6 million; 2003-$32.2 million; 2004-$31.5 million; 2005-$25.4 million; 2006-$7.5 million and thereafter-$522.1 million.

  Interest expense on debt, included in other operating costs and expenses, was $59.0 million, $62.6 million, and $70.1 million in 2001, 2000 and 1999, respectively. Interest paid amounted to $55.8 million in 2001, $63.4 million in 2000, and $70.1 million in 1999.

NOTE 8. MINORITY INTEREST

  Minority interest relates to preferred stock issued by Signature Tomato, a subsidiary of Signature Fruit, a subsidiary of the Company, which acquired certain assets and assumed certain liabilities out of bankruptcy proceedings of Tri-Valley Growers, Inc., a cooperative association, and equity interests in consolidated partnerships. For financial reporting purposes, the assets, the liabilities, and earnings of Signature Fruit and the partnerships are consolidated in the Company's financial statements.

  In conjunction with the transaction discussed above, Signature Tomato, a subsidiary of Signature Fruit, issued $2.1 million of 14.24% cumulative, voting preferred stock in exchange for debt. In addition, Signature Fruit sold 3.0% of its Class A membership shares to outside third parties with put options exercisable in a period from one to three years from acquisition. All amounts arising from these transactions have been included in minority interest in the accompanying consolidated balance sheets.

  The minority interest in the equity of consolidated partnerships of approximately $26.1 million reflects the original investment by minority shareholders in various consolidated partnerships, along with their proportional share of the earnings or losses of these partnerships.

NOTE 9. REINSURANCE

  The effect of reinsurance on premiums written and earned was as follows:

                                                 2001                    2000                    1999
                                               PREMIUMS                PREMIUMS                PREMIUMS

                                          WRITTEN     EARNED      WRITTEN     EARNED      WRITTEN      EARNED
                                         ----------  ----------  ----------  ----------  ----------  ----------
                                                                     (IN MILLIONS)
LIFE, HEALTH AND ANNUITY:
Direct ...............................   $ 3,076.8   $ 3,080.7   $ 3,181.1   $ 3,180.3   $ 2,940.2    $ 2,938.3
Assumed ..............................       427.7       427.7       465.3       465.4       311.3        311.3
Ceded ................................    (1,156.5)   (1,156.5)   (1,255.0)   (1,255.0)   (1,228.5)    (1,228.5)
                                         ---------   ---------   ---------   ---------   ---------    ---------
 Net life, health and annuity
  premiums ...........................     2,348.0     2,351.9     2,391.4     2,390.7     2,023.0      2,021.1
                                         ---------   ---------   ---------   ---------   ---------    ---------
PROPERTY AND CASUALTY:
Direct ...............................          --          --          --          --          --           --
Assumed ..............................          --          --          --          --         0.3          0.3
Ceded ................................          --          --          --          --          --           --
                                         ---------   ---------   ---------   ---------   ---------    ---------
 Net property and
   casualty premiums .................          --          --          --          --         0.3          0.3
                                         ---------   ---------   ---------   ---------   ---------    ---------
   Net premiums ......................   $ 2,348.0   $ 2,351.9   $ 2,391.4   $ 2,390.7   $ 2,023.3    $ 2,021.4
                                         =========   =========   =========   =========   =========    =========

                      JOHN HANCOCK LIFE INSURANCE COMPANY

  For the years ended December 31, 2001, 2000 and 1999, benefits to policyholders under life, health and annuity ceded reinsurance contracts were $552.7 million, $649.4 million, and $514.5 million, respectively.

  On February 28, 1997, the Company sold a major portion of its group insurance business to UNICARE Life & Health Insurance Company (UNICARE), a wholly owned subsidiary of WellPoint Health Networks, Inc. The business sold included the Company's group accident and health business and related group life business and Cost Care, Inc., Hancock Association Services Group and Tri-State, Inc., all of which were indirect wholly-owned subsidiaries of the Company. The Company retained its group long-term care operations. The insurance business sold was transferred to UNICARE through a 100% coinsurance agreement. The Company remains liable to its policyholders to the extent that UNICARE does not meet its contractual obligations under the coinsurance agreement.

  Through the Company's group health insurance operations, the Company entered into a number of reinsurance arrangements in respect of personal accident insurance and the occupational accident component of workers compensation insurance, a portion of which was originated through a pool managed by Unicover Managers, Inc. Under these arrangements, the Company both assumed risks as a reinsurer, and also passed 95% of these risks on to other companies. This business had originally been reinsured by a number of different companies, and has become the subject of widespread disputes. The disputes concern the placement of the business with reinsurers and recovery of the reinsurance. The Company is engaged in disputes, including a number of legal proceedings, in respect of this business. The risk to the Company is that other companies that reinsured the business from the Company may seek to avoid their reinsurance obligations. However, the Company believes that it has a reasonable legal position in this matter. During the fourth quarter of 1999 and early 2000, the Company received additional information about its exposure to losses under the various reinsurance programs. As a result of this additional information and in connection with global settlement discussions initiated in late 1999 with other parties involved in the reinsurance programs, during the fourth quarter of 1999 the Company recognized a charge for uncollectible reinsurance of $133.7 million, after tax, as its best estimate of its remaining loss exposure. The Company believes that any exposure to loss from this issue, in addition to amounts already provided for as of December 31, 2001, would not be material.

  Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurers.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 10.  PENSION BENEFIT PLANS AND OTHER POSTRETIREMENT BENEFIT PLANS

  The Company provides pension benefits to substantially all employees and general agency personnel. These benefits are provided through both qualified defined benefit and defined contribution pension plans. In addition, through nonqualified plans, the Company provides supplemental pension benefits to employees with salaries and/ or pension benefits in excess of the qualified plan limits imposed by federal tax law. Pension benefits under the defined benefit plans had been based on years of service and average compensation generally during the three years prior to retirement. In 2001, the defined benefit pension plans were amended to a cash balance basis under which benefits are based on career average compensation. Under grandfathering rules, employees over a certain age and with at least a certain number of years of service will receive pension benefits based on the greater of the benefit from the cash balance basis or the prior final average salary basis. This amendment became effective on January 1, 2002. Benefits related to the Company's defined benefit pension plans paid to employees and retirees covered by annuity contracts issued by the Company amounted to $115.9 million in 2001, $102.2 million in 2000, and $97.6 million in 1999. Plan assets consist principally of listed equity securities and corporate obligations and U.S. government securities.

  The Company's funding policy for qualified defined benefit plans is to contribute annually an amount in excess of the minimum annual contribution required under the Employee Retirement Income Security Act (ERISA). This amount is limited by the maximum amount that can be deducted for federal income tax purposes. Because the qualified defined benefit plans are overfunded, no amounts were contributed to these plans in 2001 or 2000. The funding policy for nonqualified defined benefit plans is to contribute the amount of the benefit payments made during the year. The projected benefit obligation and accumulated benefit obligation for the non-qualified defined benefit pension plans, which are underfunded, for which accumulated benefit obligations are in excess of plan assets were $258.7 million, and $236.2 million, respectively, at December 31, 2001, and $256.3 million, and $244.3 million, respectively, at December 31, 2000. Non-qualified plan assets, at fair value, were $4.6 million and $0.8 million at December 31, 2000 and 1999, respectively.

  Defined contribution plans include The Investment Incentive Plan and the Savings and Investment Plan. The expense for defined contribution plans was $10.6 million, $8.3 million, and $8.3 million, in 2001, 2000 and 1999, respectively.

  In addition to the Company's defined benefit pension plans, the Company has employee welfare plans for medical, dental, and life insurance covering most of its retired employees and general agency personnel.

  Substantially all employees may become eligible for these benefits if they reach certain age and service requirements while employed by the Company. The postretirement health care and dental coverages are contributory based on service for post January 1, 1992 non-union retirees. A small portion of pre-January 1, 1992 non-union retirees also contribute. The applicable contributions are based on service.

  The Company's policy is to fund postretirement benefits in amounts at or below the annual tax qualified limits. As of December 31, 2001 and 2000, plan assets related to non-union employees were comprised of an irrevocable health insurance contract to provide future health benefits to retirees. Plan assets related to union employees were comprised of approximately 60% equity securities and 40% fixed income investments.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 10.  PENSION BENEFIT PLANS AND OTHER POSTRETIREMENT BENEFIT PLANS
          (CONTINUED)

  The changes in benefit obligation and plan assets related to the Company's qualified and nonqualified benefit plans are summarized as follows:

                                                          YEARS ENDED DECEMBER 31

                                                                        OTHER POSTRETIREMENT
                                                 PENSION BENEFITS              BENEFITS
                                              ------------------------  ---------------------
                                                 2001         2000        2001         2000
                                              -----------  -----------  ----------  ---------
                                                               (IN MILLIONS)
CHANGE IN BENEFIT
 OBLIGATION:
 Benefit obligation at beginning
   of year ...........................         $1,803.6     $1,905.3     $ 486.8      $ 443.2
 Service cost ........................             30.7         34.0         5.9          7.8
 Interest cost .......................            129.1        129.2        31.8         30.9
 Amendments ..........................             50.1        (10.3)      (48.3)          --
 Actuarial loss (gain) ...............             46.7       (143.7)       (1.3)        36.6
 Benefits paid .......................           (127.1)      (110.9)      (29.6)       (31.7)
 Curtailment .........................               --           --        (3.9)          --
                                               --------     --------     -------      -------
 Benefit obligation at end of year ...          1,933.1      1,803.6       441.4        486.8
                                               --------     --------     -------      -------
CHANGE IN PLAN ASSETS:
 Fair value of plan assets at
   beginning of year .................          2,410.9      2,384.4       261.4        232.9
 Actual return on plan assets ........           (105.8)       125.2        (6.7)         0.3
 Employer contribution ...............             18.9         12.2          --         35.5
 Benefits paid .......................           (127.1)      (110.9)       (9.0)        (7.3)
                                               --------     --------     -------      -------
 Fair value of plan assets at end
   of year ...........................          2,196.9      2,410.9       245.7        261.4
                                               --------     --------     -------      -------
Funded status ........................            263.8        607.3      (195.7)      (225.4)
Unrecognized actuarial loss (gain) ...             24.3       (400.5)      (95.3)      (139.7)
Unrecognized prior service cost ......             67.9         24.1       (47.5)        (1.4)
Unrecognized net transition asset ....              0.1          0.2          --           --
                                               --------     --------     -------      -------
Prepaid (accrued) benefit cost,
  net ................................         $  356.1     $  231.1     $(338.5)     $(366.5)
                                               ========     ========     =======      =======
AMOUNTS RECOGNIZED IN THE
CONSOLIDATED BALANCE SHEETS
CONSIST OF:
 Prepaid benefit cost ................         $  523.9     $  380.7
 Accrued benefit liability ...........           (231.6)      (243.5)
 Intangible asset ....................              0.5          6.0
 Accumulated other comprehensive
   income ............................             63.3         87.9
                                               --------     --------
Prepaid benefit cost, net ............         $  356.1     $  231.1
                                               ========     ========

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 10. PENSION BENEFIT PLANS AND OTHER POSTRETIREMENT BENEFIT PLANS
         (CONTINUED)

  The assumptions used in accounting for the Company's qualified and nonqualified benefit plans were as follows:

                                                   YEARS ENDED DECEMBER 31

                                                        OTHER POSTRETIREMENT
                                             PENSION BENEFITS             BENEFITS
                                         ------------------------  ---------------------
                                            2001         2000         2001         2000
                                         -----------  -----------  ----------  ---------
Discount rate..........................     7.25%        7.25%       7.25%        7.25%
Expected return on plan assets.........     9.50%        9.00%       9.50%        9.00%
Rate of compensation increase..........     4.20%        4.77%       4.20%        4.77%

  For measurement purposes, an 8.75% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002. The rate was assumed to decrease gradually to 5.25% in 2006 and remain at that level thereafter.

  For the prior valuation, a 5.50% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.25% in 2001 and remain at that level thereafter.

  The net periodic benefit (credit) cost related to the Company's qualified and nonqualified benefit plans includes the following components:

                                                                 YEARS ENDED DECEMBER 31

                                                                            OTHER POSTRETIREMENT
                                                   PENSION BENEFITS                 BENEFITS
                                              ---------------------------   ------------------------
                                               2001      2000      1999      2001     2000      1999
                                              --------  --------  --------  -------  -------  ------
                                                                  (IN MILLIONS)
Service cost.............................     $  30.7   $  34.0   $  33.8   $  5.9   $  7.8    $  7.5
Interest cost............................       129.1     129.2     119.0     31.8     30.9      28.7
Expected return on plan assets...........      (223.8)   (209.9)   (182.9)   (24.4)   (24.1)    (18.3)
Amortization of transition asset.........         0.1     (12.0)    (12.1)      --       --        --
Amortization of prior service cost.......         6.5       4.6       3.9     (2.2)    (0.2)     (0.2)
Recognized actuarial gain................       (18.3)     (9.3)     (6.3)    (6.8)    (8.7)     (8.5)
Other....................................          --        --        --     (3.9)      --        --
                                              -------   -------   -------   ------   ------    ------
 Net periodic benefit (credit) cost......     $ (75.7)  $ (63.4)  $ (44.6)  $  0.4   $  5.7    $  9.2
                                              =======   =======   =======   ======   ======    ======

  Assumed health care cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                                              1-PERCENTAGE     1-PERCENTAGE
                                                                             POINT INCREASE   POINT DECREASE
                                                                             --------------   --------------
                                                                                      (IN MILLIONS)
Effect on total of service and interest costs in 2001.......................     $ 4.0         $ (3.7)
Effect on postretirement benefit obligations as of December 31, 2001........      42.2          (38.8)

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 11.  COMMITMENTS AND CONTINGENCIES

  The Company has extended commitments to purchase fixed maturity investments, preferred and common stock, and other invested assets and to issue mortgage loans on real estate totaling $518.4 million, $0.3 million, $491.2 million and $212.9 million, respectively at December 31, 2001. If funded, loans related to real estate mortgages would be fully collateralized by related properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair values of the commitments described above aggregate $1.2 billion at December 31, 2001. The majority of these commitments expire in 2002.

  In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2001. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

 Class Action

  During 1997, the Company entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, the Company specifically denied any wrongdoing. The total reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $52.7 million and $224.0 million at December 31, 2001 and 2000, respectively. Costs incurred related to the settlement were $30.0 million and $140.2 million in 2001 and 1999, respectively. No such costs were incurred in 2000. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

  During 1996, management determined that it was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. Accordingly, the Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members. The majority of the responses from class members were received by the fourth quarter of 1998. The type of relief sought by class members differed from the Company's previous estimates, primarily due to additional outreach activities by regulatory authorities during 1998 encouraging class members to consider alternative dispute resolution (ADR) relief. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief and revised its reserve estimate accordingly. The reserve estimate was further evaluated quarterly, and was adjusted as noted above, in the fourth quarter of 2001. The adjustment to the reserve in 2001 was the result of the Company being able to better estimate the cost of settling the remaining claims, which on average tend to be larger, more complicated claims. The better estimate comes from experience with actual settlements on similar claims.

  Administration of the ADR component of the settlement continues to date. Although some uncertainty remains as to the cost of claims in the final phase (i.e., arbitration) of the ADR process, it is expected that the final cost of the settlement will not differ materially from the amounts presently provided for by the Company.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

 Harris Trust

  Since 1983, the Company has been involved in complex litigation known as Harris Trust and Savings Bank, as Trustee of Sperry Master Retirement Trust No. 2 v. John Hancock Mutual Life Insurance Company (S.D.N.Y. Civ. 83-5491). After successive appeals to the Second Circuit and to the U.S. Supreme Court, the case was remanded to the District Court and tried to a Federal District Court judge in 1997.The judge issued an opinion in November 2000.

  In that opinion the Court found against the Company and awarded the Trust approximately $13.8 million in relation to this claim together with unspecified additional pre-judgment interest on this amount from October 1988. The Court also found against the Company on issues of liability valuation and ERISA law.
 Damages in the amount of approximately $5.7 million, together with unspecified pre-judgment interest from December 1996, were awarded on these issues. As part of the relief, the judge ordered the removal of Hancock as a fiduciary to the plan. On April 11, 2001, the Court entered a judgment against the Company for approximately $84.9 million, which includes damages to the plaintiff, pre-judgment interest, attorney's fees and other costs.

  The Company believes that the underlying case was incorrectly decided and there are promising grounds for challenging the District Court's decision.
 Therefore, the Company has filed an appeal and believes that it is probable that the Appeals Court will reverse the lower court's decision. Notwithstanding what the Company believes to be the merits of the Company's position in this case, if unsuccessful, its ultimate liability, including fees, costs and interest could have a material adverse impact on net income. However, the Company does not believe that any such liability would be material in relation to its financial position or liquidity.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 12.  SHAREHOLDER'S EQUITY

  (a) Common Stock

  As result of the Reorganization, as described in Note 1, the Company was converted to a stock life insurance company. The Company has one class of capital stock, common stock ($10,000 par value, 1,000 shares authorized and outstanding). All of the outstanding common stock of the Company is owned by JHFS, the parent.

 (b) Other Comprehensive Income

  The components of accumulated other comprehensive income are as follows:

                                                                         NET
                                                                     ACCUMULATED     FOREIGN                  ACCUMULATED
                                                         NET         GAIN (LOSS)    CURRENCY     MINIMUM         OTHER
                                                       UNREALIZED    ON CASH FLOW  TRANSLATION   PENSION    COMPREHENSIVE
                                                     GAINS (LOSSES)     HEDGES     ADJUSTMENT   LIABILITY       INCOME
                                                     --------------  ------------  -----------  ----------   -------------
                                                                                 (IN MILLIONS)
Balance at December 31, 1998 ....................     $ 320.5            --         $(0.7)      $(38.3)        $ 281.5
Gross unrealized gains (losses)
 (net of deferred income tax
 benefit of $234.7 million) .....................      (453.8)           --            --           --          (453.8)
Reclassification (losses),
 realized in net income
 (net of tax expense of
 $4.5 million) ..................................         8.2            --            --           --             8.2
Adjustment for participating
 group annuity contracts
 (net of deferred income tax
 expense of $40.1 million) ......................        74.6            --            --           --            74.6
Adjustment for deferred policy
 acquisition costs and present
 value of future profits (net
 of deferred income tax
 expense of $60.7 million) ......................       119.6            --            --           --           119.6
                                                      -------        ------         -----       ------         -------
Net unrealized gains (losses) ...................      (251.4)           --            --           --          (251.4)
Foreign currency translation
 adjustment .....................................          --            --          (1.8)          --            (1.8)
Minimum pension liability (net of
 deferred income tax
 benefit of $12.3 million) ......................          --            --            --        (22.9)          (22.9)
                                                      -------        ------         -----       ------         -------
Balance at December 31, 1999 ....................     $  69.1            --         $(2.5)      $(61.2)        $   5.4
                                                      =======        ======         =====       ======         =======

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                                                                     NET
                                                                 ACCUMULATED     FOREIGN                  ACCUMULATED
                                                     NET         GAIN (LOSS)    CURRENCY     MINIMUM         OTHER
                                                  UNREALIZED     ON CASH FLOW  TRANSLATION    PENSION    COMPREHENSIVE
                                                GAINS (LOSSES)      HEDGES      ADJUSTMENT   LIABILITY       INCOME
                                                --------------  -------------  -----------  ----------   -------------
                                                                            (IN MILLIONS)
Balance at December 31, 1999................       $ 69.1             --         $(2.5)      $(61.2)        $  5.4
Gross unrealized gains (losses) (net of
 deferred income tax benefit of $8.1
 million)...................................        (12.7)            --            --           --          (12.7)
Reclassification adjustments for gains
 (losses), realized in net income (net of
 tax expense of $59.8 million)..............        111.2             --            --           --          111.2
Adjustment for participating group annuity
 contracts (net of deferred income tax
 expense of $3.6 million)...................         (6.8)            --            --           --           (6.8)
Adjustment for policyholder dividend
 obligation (net of income tax benefit of
 $4.7 million...............................         (8.8)            --            --           --           (8.8)
Adjustment for deferred policy acquisition
 costs and present value of future profits
 (net of deferred income tax expense of
 $15.4 million).............................        (28.3)            --            --           --          (28.3)
                                                   ------                        -----       ------         ------
Net unrealized gains (losses)...............         54.6             --            --           --           54.6
Foreign currency translation adjustment.....           --             --          (1.5)          --           (1.5)
Minimum pension liability (net of deferred
 income tax benefit of $4.4 million)........           --             --            --          8.2            8.2
                                                   ------                        -----       ------         ------
Balance at December 31, 2000................       $123.7             --         $(4.0)      $(53.0)        $ 66.7
                                                   ======                        =====       ======         ======

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                                                     NET
                                                                 ACCUMULATED     FOREIGN                  ACCUMULATED
                                                     NET         GAIN (LOSS)    CURRENCY     MINIMUM         OTHER
                                                  UNREALIZED     ON CASH FLOW  TRANSLATION    PENSION    COMPREHENSIVE
                                                GAINS (LOSSES)      HEDGES      ADJUSTMENT   LIABILITY       INCOME
                                                --------------  -------------  -----------  ----------   -------------
                                                                            (IN MILLIONS)
Balance at December 31, 2000................       $123.7             --         $(4.0)      $(53.0)        $ 66.7
Gross unrealized gains (losses) (net of
 deferred income tax benefit of $49.1
 million)...................................        (88.3)            --            --           --          (88.3)
Reclassification adjustment for gains
 (losses), realized in net income (net of
 tax expense of $80.8 million)..............        150.1             --            --           --          150.1
Adjustment for participating group
 annuity contracts (net of deferred
 income tax benefit of $5.1 million)........         (9.5)            --            --           --           (9.5)
Adjustment for deferred policy
 acquisition costs and present value of
 future profits (net of deferred income
 tax benefit of $25.8 million)..............        (47.8)            --            --           --          (47.8)
Adjustment for net shadow policyholder
 dividend obligation (net of tax benefit of
 $46.1 million).............................        (85.6)            --            --           --          (85.6)
                                                   ------          -----         -----       ------         ------
Net unrealized gains (losses)...............        (81.1)            --            --           --          (81.1)
Foreign currency translation adjustment.....           --             --           1.0           --            1.0
Minimum pension liability (net of deferred
 income tax expense of $8.2 million)........           --             --            --         15.2           15.2
Net accumulated gains (losses) on cash flow
 hedges (net of tax benefit of $2.1
 million)...................................           --           (3.8)           --           --           (3.8)
Change in accounting principle (net of
 income tax expense of $122.6 million)......        204.7           22.9            --           --          227.6
                                                   ------          -----         -----       ------         ------
Balance at December 31, 2001................       $247.3          $19.1         $(3.0)      $(37.8)        $225.6
                                                   ======          =====         =====       ======         ======

                       JOHN HANCOCK LIFE INSURANCE COMPANY

  Net unrealized investment and other gains (losses), included in the consolidated balance sheets as a component of shareholder's equity, are summarized as follows:


                                                              YEAR ENDED
                                                       2001      2000       1999
                                                     ---------  --------  ----------
                                                            (IN MILLIONS)
BALANCE, END OF YEAR COMPRISES:
 Unrealized investment gains (losses) on:
  Fixed maturities...............................    $ 294.1    $ 103.0    $(190.5)
  Equity investments.............................      129.2      258.5      136.6
  Derivatives and other..........................      205.0     (155.8)     107.5
                                                     -------    -------    -------
Total............................................      628.3      205.7       53.6
AMOUNTS OF UNREALIZED INVESTMENT (GAINS)
 LOSSES ATTRIBUTABLE TO:
  Participating group annuity contracts..........      (49.0)     (34.4)     (24.0)
  Deferred policy acquisition cost and present
   value of future profits.......................      (51.0)      22.6       66.3
  Policyholder dividend obligation...............     (145.2)     (13.5)        --
  Deferred federal income taxes..................     (135.8)     (56.7)     (26.8)
                                                     -------    -------    -------
Total............................................     (381.0)     (82.0)      15.5
                                                     -------    -------    -------
Net unrealized investment gains                      $ 247.3    $ 123.7    $  69.1
                                                     =======    =======    =======


 (c) Statutory Results

  The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribe statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiaries use to prepare their statutory-basis financial statements.

  The Company and its domestic insurance subsidiaries prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. For the Life Company the Commonwealth of Massachusetts only recognizes statutory accounting practices prescribed or permitted by Massachusetts insurance regulations and laws. The National Association of Insurance Commissioners' "Accounting Practices and Procedures" manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by Massachusetts. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

  Prior to 2001, the Commissioner had provided the Company approval to recognize as an admitted asset the pension plan prepaid expense in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." Beginning in 2001, the Commissioner has provided the Company with approval to phase-in over a three-year period the impact of implementing the material provisions of statutory SSAP No. 8, "Pensions." As a result of this permitted practice, the Company's reported statutory surplus as of December 31, 2001 is increased by $319.5 million over what it would be under NAIC SAP. Statutory net income is not impacted by this permitted practice.

  In addition, during 2000 and 1999, the Company received permission from the Commonwealth of Massachusetts Division of Insurance to record its Asset Valuation Reserve in excess of the prescribed maximum reserve level by $36.7 million and $48.0 million at December 31, 2000 and 1999, respectively. There are no other material permitted practices.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

  Statutory net income and surplus include the accounts of the Company and its variable life insurance subsidiary, John Hancock Variable Life Insurance Company, including its wholly-owned subsidiary, Investors Partner Life Insurance Company. Investors Guaranty Life Insurance Company, a former subsidiary of the Company, was sold in 2001, and its statutory net income for the period January 1, 2001 to May 22, 2001 and for the years 2000 and 1999, and its statutory surplus at December 31, 2000 and 1999, are included in the table below.

                                    AS OF OR FOR THE YEARS ENDED DECEMBER 31
                                        2001           2000           1999
                                        ----           ----           ----
                                                  (IN MILLIONS)
Statutory surplus.................    $3,513.6       $3,700.5       $3,456.7
Statutory net income..............       631.4          617.6          573.2

  Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of the Massachusetts Division of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Massachusetts Division of Insurance, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

NOTE 13.  SEGMENT INFORMATION

  The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

 Protection Segment

  Offers a variety of individual life insurance and individual and group long-term care insurance products, including participating whole life, term life, universal life, variable life, and retail and group long-term care insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

 Asset Gathering Segment

  Offers individual annuities and mutual fund products and services. Individual annuities consist of fixed deferred annuities, fixed immediate annuities, single premium immediate annuities, and variable annuities. Mutual fund products and services primarily consist of open-end mutual funds and closed end funds. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

 Guaranteed and Structured Financial Products (G&SFP) Segment

  Offers a variety of retirement products to qualified defined benefit plans, defined contribution plans and non-qualified buyers. The Company's products include guaranteed investment contracts, funding agreements, single premium annuities, and general account participating annuities and fund type products. These contracts provide non-guaranteed, partially guaranteed, and fully guaranteed investment options through general and separate account products. The segment distributes its products through a combination of dedicated regional representatives, pension consultants and investment professionals.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

 Investment Management Segment

  Offers a wide range of investment management products and services to investors covering a variety of private and publicly traded asset classes including fixed income, equity, mortgage loans, and real estate. This segment distributes its products through a combination of dedicated sales and marketing professionals, independent marketing specialists, and investment professionals.

 Corporate and Other Segment

  Primarily consists of the Company's international group insurance program, certain corporate operations, and businesses that are either disposed or in run-off. The international group insurance program consists of an international network of 46 insurers that coordinate and/or reinsure group life, health, disability and pension coverage for foreign and globally mobile employees of multinational companies in 50 countries and territories. Corporate operations primarily include certain financing activities, income on capital not specifically allocated to the reporting segments and certain non-recurring expenses not allocated to the segments. The disposed businesses primarily consist of group health insurance and related group life insurance, property and casualty insurance and selected broker/dealer operations.

  The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

  Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment and other gains (losses) and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment and other gains (losses), including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

  Amounts reported as segment adjustments in the tables below primarily relate to: (i) certain net realized investment and other gains (losses), net of related amortization adjustment for deferred policy acquisition costs, amounts credited to participating pension contractholder accounts and policyholder dividend obligation (the adjustment for net realized investment and other gains (losses) excludes gains and losses from mortgage securitizations and investments backing short-term funding agreements because management views the related gains and losses as an integral part of the core business of those operations); (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems, retail operations and mutual fund operations; (iv) the surplus tax on mutual life insurance companies which as a stock company is no longer applicable to the Company; (v) a fourth quarter 1999 charge for uncollectible reinsurance related to certain assumed reinsurance business; (vi) a fourth quarter 1999 charge for a group pension dividend resulting from demutualization related asset transfers and the formation of a corporate account; (vii) a charge for certain one time costs associated with the demutualization process; and (viii) cumulative effect of accounting changes.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

  The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income (in millions)

                                             ASSET                 INVESTMENT   CORPORATE
2001                            PROTECTION  GATHERING     G&SFP     MANAGEMENT  AND OTHER   CONSOLIDATED
----                            ----------  ----------  ----------  ----------  ---------  --------------
REVENUES:
Segment revenues .............  $ 3,054.7   $ 1,155.0   $ 2,369.5   $  143.2    $  650.6     $ 7,373.0
Net realized
 investment and other
 gains (losses) ..............      (98.1)      (54.8)     (121.1)      (0.2)       25.2        (249.0)
                                ---------   ---------   ---------   --------    --------     ---------
Revenues .....................  $ 2,956.6   $ 1,100.2   $ 2,248.4   $  143.0    $  675.8     $ 7,124.0
                                =========   =========   =========   ========    ========     =========
Net investment income ........  $ 1,258.5   $   498.5   $ 1,834.5   $   28.7    $   26.0     $ 3,646.2
NET INCOME:
Segment after-tax
 operating income ............      284.3       148.3       238.0       29.8        55.4         755.8
Realized investment
 gains (losses), net .........      (62.2)      (34.7)      (77.0)      (0.2)       16.6        (157.5)
Class action lawsuit .........         --          --          --         --       (19.5)        (19.5)
Restructuring charges ........       (4.4)      (17.6)       (1.2)      (0.9)       (1.3)        (25.4)
Surplus tax ..................        9.6         0.2         2.6        0.1         0.8          13.3
Cumulative effect of
 accounting
 changes, net of tax .........       11.7        (0.5)       (1.2)      (0.2)       (2.6)          7.2
                                ---------   ---------   ---------   --------    --------     ---------
Net income                      $   239.0   $    95.7   $   161.2   $   28.6    $   49.4     $   573.9
                                =========   =========   =========   ========    ========     =========
SUPPLEMENTAL INFORMATION:
Inter-segment revenues .......         --          --          --   $   28.0    $  (28.0)           --
Equity in net income
 of investees
 accounted for by the
 equity method ...............  $    12.9   $     7.0   $    24.8        6.9         4.8     $    56.4
Amortization of
 deferred policy
 acquisition costs ...........      171.3        75.0         2.4         --         0.3         249.0
Interest expense .............        0.9         1.9          --       12.4        43.8          59.0
Income tax expense ...........      108.8        35.0        71.0       16.2       (30.3)        200.7
Segment assets ...............   28,912.5    14,740.5    32,253.9    2,049.8     3,168.0      81,124.7

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                                                    ASSET              INVESTMENT  CORPORATE
2001                                                  PROTECTION  GATHERING   G&SFP    MANAGEMENT  AND OTHER   CONSOLIDATED
----                                                  ----------  ---------  --------  ----------  ---------   ------------
NET REALIZED INVESTMENT AND OTHER
  GAINS (LOSSES) DATA:
Net realized investment and other
  gains (losses) .................................      (122.9)     (76.4)     (78.8)      3.0       25.2         (249.9)
Less amortization of deferred
 policy acquisition costs related
 to net realized investment and
 other gains (losses) ............................         7.8       21.6         --        --         --           29.4
Less amounts credited to
 participating pension
 contractholder accounts .........................          --         --      (42.3)       --         --          (42.3)
Add amounts credited to the
 policyholder dividend obligation ................        17.0         --         --        --         --           17.0
                                                       -------     ------    -------     -----      -----        -------
Net realized investment and other
 gains (losses), net of related
 amortization of deferred policy
 acquisition costs, amounts
 credited to participating pension
 contractholders and amounts
 credited to the policyholder
 dividend obligation- per the
 consolidated financial statements ...............       (98.1)     (54.8)    (121.1)      3.0       25.2         (245.8)
Less net realized investment and
 other gains (losses) attributable to
 mortgage securitizations ........................          --         --         --      (3.2)        --           (3.2)
                                                       -------     ------    -------     -----      -----        -------
Net realized investment and other
 gains (losses), net-pre-tax
 adjustment made to calculate
 segment operating income ........................       (98.1)     (54.8)    (121.1)     (0.2)      25.2         (249.0)
Less income tax effect ...........................        35.9       20.1       44.1        --       (8.6)          91.5
                                                       -------     ------    -------     -----      -----        -------
Net realized investment and other
 gains (losses), net-after-tax
 adjustment made to calculate
 segment operating income ........................     $ (62.2)    $(34.7)   $ (77.0)    $(0.2)     $16.6        $(157.5)
                                                       =======     ======    =======     =====      =====        =======

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                                                          ASSET                 INVESTMENT  CORPORATE
2000                                        PROTECTION  GATHERING     G&SFP     MANAGEMENT  AND OTHER   CONSOLIDATED
----                                        ----------  ----------  ----------  ----------  ---------   ------------
REVENUES:
Segment revenues  .....................     $ 2,887.0   $ 1,195.9   $ 2,427.2    $  212.0   $  577.0     $ 7,299.1
Net realized investment and
 other gains (losses) .................         (24.4)       15.4       (64.7)        7.1      141.7          75.1
                                            ---------   ---------   ---------    --------   --------     ---------
Revenues ..............................     $ 2,862.6   $ 1,211.3   $ 2,362.5    $  219.1   $  718.7     $ 7,374.2
                                            =========   =========   =========    ========   ========     =========
Net investment income .................     $ 1,196.3   $   445.8   $ 1,741.9    $   22.7   $  157.2     $ 3,563.9
NET INCOME:
Segment after-tax operating income ....         238.8       128.8       211.6        46.8       82.4         708.4
Realized investment gains
 (losses), net ........................         (18.2)       18.6       (40.5)        4.4       87.3          51.6
Restructuring charges .................          (6.7)       (1.4)       (2.6)         --       (1.3)        (12.0)
Surplus tax ...........................          20.8         0.6         6.5          --       18.1          46.0
Demutualization expenses ..............           1.6         0.4         0.4          --        0.1           2.5
Other demutualization related costs ...          (6.8)       (1.3)       (1.7)         --       (0.2)        (10.0)
Group pension dividend transfer .......            --          --         5.7          --         --           5.7
                                            ---------   ---------   ---------    --------   --------     ---------
Net income ............................     $   229.5   $   145.7   $   179.4    $   51.2   $  186.4     $   792.2
                                            =========   =========   =========    ========   ========     =========
SUPPLEMENTAL INFORMATION:
Inter-segment revenues ................            --          --          --    $   39.1   $  (39.1)           --
Equity in net income of investees
 accounted for by the equity
 method ...............................     $     7.5   $     3.5   $    11.2        16.8      104.8     $   143.8
Amortization of deferred policy
 acquisition costs ....................         106.0        78.8         2.6          --       (0.3)        187.1
Interest expense ......................           2.9         3.5         1.0        12.1       43.1          62.6
Income tax expense ....................          82.0        57.9        78.3        35.2       55.5         308.9
Segment assets ........................      27,091.5    14,067.2    31,161.1     3,124.5    2,967.7      78,412.0

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                                              ASSET             INVESTMENT  CORPORATE
2000                                            PROTECTION  GATHERING  G&SFP    MANAGEMENT  AND OTHER   CONSOLIDATED
----                                            ----------  ---------  -------  ----------  ---------  --------------
NET REALIZED INVESTMENT AND OTHER
 GAINS (LOSSES) DATA:
Net realized investment and other
 gains (losses) .............................     (23.2)      18.9      (57.8)     10.3       141.7         89.9
Less amortization of deferred policy
 acquisition costs related to net
 realized investment and other
 gains (losses) .............................      12.9       (3.5)        --        --          --          9.4
Less amounts credited to
 participating pension
 contractholder accounts ....................        --         --       (6.9)       --          --         (6.9)
Less amounts credited to
 policyholder dividend
 obligation .................................     (14.1)        --         --        --          --        (14.1)
                                                 ------      -----     ------     -----      ------       ------
Net realized investment and other
 gains (losses), net of related
 amortization of deferred policy
 acquisition costs, amounts
 credited to participating pension
 contractholders and amounts
 credited to the policyholder
 dividend obligation- per
 consolidated financial
 statements .................................     (24.4)      15.4      (64.7)     10.3       141.7         78.3
Less net realized investment and
 other gains (losses) attributable
 to mortgage securitizations ................        --         --         --      (3.2)         --         (3.2)
                                                 ------      -----     ------     -----      ------       ------
Net realized investment and other
 gains (losses), net-pre-tax
 adjustment made to calculate
 segment operating income ...................     (24.4)      15.4      (64.7)      7.1       141.7         75.1
Less income tax effect ......................       6.2        3.2       24.2      (2.7)      (54.4)       (23.5)
                                                 ------      -----     ------     -----      ------       ------
Net realized investment and other
 gains (losses), net-after-tax
 adjustment made to calculate
 segment operating income ...................    $(18.2)     $18.6     $(40.5)    $ 4.4      $ 87.3       $ 51.6
                                                 ======      =====     ======     =====      ======       ======

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                                                           ASSET                 INVESTMENT   CORPORATE
1999                                        PROTECTION   GATHERING     G&SFP     MANAGEMENT   AND OTHER   CONSOLIDATED
----                                        ----------   ---------   ---------   ----------   ---------   ------------
REVENUES:
Segment revenues ......................     $  2,756.9   $ 1,057.3   $ 2,028.2   $    189.9   $   532.4    $   6,564.7
Net realized investment and other
 gains (losses) .......................          173.6       (11.0)       93.3          3.1       (61.7)         197.3
                                            ----------   ---------   ---------   ----------   ---------    -----------
Revenues ..............................     $  2,930.5   $ 1,046.3   $ 2,121.5   $    193.0   $   470.7    $   6,762.0
                                            ==========   =========   =========   ==========   =========    ===========
Net investment income .................     $  1,101.9   $   388.6   $ 1,681.3   $     45.9   $   121.2    $   3,338.9
NET INCOME:
Segment after-tax operating
 income ...............................          188.7       115.1       201.7         37.3        45.6          588.4
Realized investment gains
 (losses), net ........................          108.6        (6.9)       58.4          2.0       (45.6)         116.5
Class action lawsuit ..................             --          --          --           --       (91.1)         (91.1)
Restructuring charges .................           (8.6)       (7.3)       (0.6)          --        (0.5)         (17.0)
Surplus tax ...........................          (12.5)       (1.0)       (6.5)          --        (2.3)         (22.3)
Workers compensation reinsurance
 reserves .............................             --          --          --           --      (133.7)        (133.7)
Group pension dividend transfer .......             --          --      (205.8)          --          --         (205.8)
Demutualization expenses ..............          (61.3)      (13.0)      (16.1)          --        (2.2)         (92.6)
Other demutualization related costs ...           (4.6)       (0.9)       (1.1)          --        (0.2)          (6.8)
Cumulative effect of accounting
 change ...............................             --        (9.6)         --         (0.1)         --           (9.7)
                                            ----------   ---------   ---------   ----------   ---------    -----------
Net income ............................     $    210.3   $    76.4   $    30.0   $     39.2   $  (230.0)   $     125.9
                                            ==========   =========   =========   ==========   =========    ===========
SUPPLEMENTAL INFORMATION:
Inter-segment revenues ................             --          --          --   $     43.6   $   (43.6)            --
Equity in net income of investees
 accounted for by the equity method ...     $     46.2   $    (0.3)  $    14.3          3.5         1.4    $      65.1
Amortization of deferred policy
 acquisition costs ....................           69.2        53.5         3.1           --        (0.8)         125.0
Interest expense ......................            0.7         6.2          --          5.3        57.9           70.1
Income tax expense (credit) ...........          138.9        52.6        (7.5)        26.5      (129.0)          81.5
Segment assets ........................       25,372.1    14,297.2    30,370.5      3,531.4     2,488.7       76,059.9

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NET REALIZED INVESTMENT AND OTHER
  GAINS (LOSSES) DATA:
Net realized investment and other
 gains (losses)...........................     228.4    (16.1)     97.4      6.6      (61.7)     254.6
Less amortization of deferred
 policy acquisition costs related
 to net realized investment and
 other gains (losses).....................     (54.8)     5.1        --       --         --      (49.7)
Less amounts credited to
 participating pension
 contractholder accounts..................        --       --     (35.3)      --         --      (35.3)
                                            --------  -------   -------   ------   --------   --------
Net realized investment and other
 gains (losses), net of related
 amortization of deferred policy
 acquisition costs and amounts
 credited to participating pension
 contractholders - per consolidated
 financial statements.....................     173.6    (11.0)     62.1      6.6      (61.7)     169.6
Less net realized investment and
 other gains (losses) attributable
 to mortgage securitizations
 and investments backing
 short-term funding agreements............        --       --      31.2     (3.5)        --       27.7
Less gain on sale of business.............        --       --        --       --      (33.0)     (33.0)
                                            --------  -------   -------   ------   --------   --------
Net realized investment and
 other gains (losses), net-pre-tax
 adjustment made to calculate
 segment operating income.................     173.6    (11.0)     93.3      3.1      (94.7)     164.3
Less income tax effect....................     (65.0)     4.1     (34.9)    (1.1)      49.1      (47.8)
                                            --------  -------   -------   ------   --------   --------
Net realized investment and other
 gains (losses), net-after-tax
 adjustment made to calculate
 segment operating income.................  $  108.6  $  (6.9)  $  58.4   $  2.0   $  (45.6)  $  116.5
                                            ========  =======   =======   ======   ========   ========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

     The Company operates primarily in the United States and also in Indonesia. In addition, the international group insurance program consists of a network of 46 insurers that coordinate and/or reinsure group life, health, disability and pension coverage for foreign and globally mobile employees of multinational companies in 50 countries and territories. The following table summarizes selected financial information by geographic location for the year ended or at December 31:

                                                                INCOME BEFORE
                                                                 INCOME TAXES
                                                                AND CUMULATIVE
                                                 LONG-LIVED       EFFECT OF
LOCATION                     REVENUES   ASSETS     ASSETS     ACCOUNTING CHANGES
--------                     --------   ------   ----------   ------------------
                                                (IN MILLIONS)
2001
United States.............   $6,917.4   $533.8    $81,052.9        $  761.4
Foreign - other...........      206.6      0.6         71.8             6.0
                             --------   ------    ---------        --------
                             $7,124.0   $534.4    $81,124.7        $  767.4
                             ========   ======    =========        ========
2000
United States.............   $7,201.4   $419.6    $78,346.9        $1,093.4
Foreign - other...........      172.8      0.3         65.1             7.7
                             --------   ------    ---------        --------
                             $7,374.2   $419.9    $78,412.0        $1,101.1
                             ========   ======    =========        ========
1999
United States.............   $6,573.0   $440.0    $75,993.0        $  211.2
Foreign - other...........      189.0      0.4         66.9             5.9
                             --------   ------    ---------        --------
                             $6,762.0   $440.4    $76,059.9        $  217.1
                             ========   ======    =========        ========

     The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.

NOTE 14. FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented herein.

     The following methods and assumptions were used by the Company to determine the fair values of financial instruments:

     Fair values for publicly traded fixed maturities (including redeemable preferred stocks) are obtained from an independent pricing service. Fair values for private placement securities and fixed maturities not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

                       JOHN HANCOCK LIFE INSURANCE COMPANY
           NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 14.  FAIR VALUE OF FINANCIAL INSTRUMENTS

  The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

  The carrying amount in the balance sheet for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

  The fair value of the Company's long-term debt is estimated using discounted cash flows based on the Company's incremental borrowing rates for similar types of borrowing arrangements. Carrying amounts for commercial paper and short-term borrowings approximate fair value.

  Fair values for the Company's guaranteed investment contracts and funding agreements are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies and supplementary contracts without life contingencies are estimated based on discounted cash flow calculations using current market rates.

  The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, swaptions, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

  The fair value for commitments approximates the amount of the initial commitment.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 14.  FAIR VALUE OF FINANCIAL INSTRUMENTS

  The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                            DECEMBER 31
                                           ---------------------------------------------
                                                   2001                   2000
                                           --------------------   ----------------------
                                           CARRYING     FAIR      CARRYING       FAIR
                                             VALUE      VALUE       VALUE        VALUE
                                           ---------  ----------  ----------  ----------
                                                           (IN MILLIONS)
ASSETS
Fixed maturities:
 Held-to-maturity ...................      $ 1,923.5  $ 1,908.2   $14,145.1    $13,965.8
 Available-for-sale .................       36,072.1   36,072.1    15,925.4     15,925.4
Equity securities:
 Available-for-sale .................          562.3      562.3       846.1        846.1
 Trading securities .................            1.4        1.4         1.6          1.6
Mortgage loans on real estate .......        9,667.0   10,215.0     9,659.4     10,075.2
Policy loans ........................        1,927.0    1,927.0       447.9        447.9
Short-term investments ..............           78.6       78.6       174.9        174.9
Cash and cash equivalents ...........        1,025.3    1,025.3     2,966.3      2,966.3
Derivatives:
Futures contracts, net ..............             --         --       (14.8)       (14.8)
Interest rate swap agreements .......           24.9       24.9      (178.2)      (296.8)
Interest rate swap CMT ..............            7.5        7.5          --           --
Interest rate cap agreements ........            3.6        3.6         0.1          0.1
Interest rate floor agreements ......           56.5       56.5          --           --
Interest rate swaption
 agreements .........................             --         --        (1.3)        (1.3)
Currency rate swap agreements .......          401.6      401.6        11.4         11.4
Equity collar agreements ............           16.7       16.7        11.7         11.7
LIABILITIES:
Debt ................................          743.3      758.8       779.3        771.5
Guaranteed investment
 contracts and
 funding agreements .................       16,142.7   15,947.0    14,333.9     13,953.8
Fixed rate deferred and
 immediate annuities ................        6,212.2    6,123.3     5,195.2      5,101.3
Supplementary contracts
 without life contingencies .........           54.4       58.4        60.0         63.1
Derivatives:
Futures contracts, net ..............            0.9        0.9         1.4          1.4
Interest rate swap agreements .......          420.3      420.3          --        114.3
Interest rate swap CMT ..............             --         --          --         (5.2)
Interest rate cap agreements ........             --         --         2.1          2.1
Interest rate floor agreements ......             --         --        59.0         59.0
Interest rate swaption
 agreements .........................            1.3        1.3          --           --
Currency rate swap agreements .......          318.2      318.2          --       (473.0)
Equity collar agreements ............           18.9       18.9          --           --
Commitments .........................             --   (1,241.3)         --     (1,694.2)

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 15.  STOCK COMPENSATION PLANS

  On January 5, 2000, the Company, as sole shareholder of John Hancock Financial Services, Inc., approved and adopted the 1999 Long-Term Stock Incentive Plan (the Incentive Plan), which originally had been approved by the Board of Directors (the Board) of the Company on August 31, 1999. Under the Incentive Plan, which became effective on February 1, 2000, the effective date of the Plan of Reorganization of the Company, options of JHFS common stock granted may be either non-qualified options or incentive stock options qualifying under Section 422 of the Internal Revenue Code. The Incentive Plan objectives include attracting and retaining the best personnel, providing for additional performance incentives, and promoting the success of the Company by providing employees the opportunity to acquire JHFS' common stock. In 2001, JHFS' Board adopted and the shareholders approved the amended and restated 1999 Long-Term Stock Incentive Plan (as amended, the Long-Term Stock Incentive Plan) and the Non-Employee Directors Long-Term Stock Incentive Plan (the Directors' Plan, collectively, the Incentive Plans).

  The maximum number of shares of JHFS common stock available under the Long-Term Stock Incentive Plan is 40,741,403. Of these, no more than 8,148,281 shares shall be available for stock awards, and the maximum number of shares that may be granted as incentive stock options is 32,593,122 shares. The aggregate number of shares that may be covered by awards for any one participant over the period that the Long-Term Stock Incentive Plan is in effect shall not exceed 8,148,281 shares. Subject to these overall limits, there is no annual limit on the number of stock options or stock awards that may be granted in any one year.

  The maximum number of shares available in the Non-Employee Directors' Long-Term Stock Incentive Plan is 1,000,000 shares of common stock. Pursuant to the Non-Employee Directors' Long-Term Stock Incentive Plan, each director receives 50% of the annual retainer paid to eligible directors in the form of stock awards. If a director elects to have the remaining 50% of their retainer invested in shares of the JHFS' common stock through purchases on the open market, JHFS grants a partial matching stock award, which is forfeitable within three years prior to a change of control if his/her service as a director terminates (other than for death, disability or retirement). In addition, on shareholder approval of the Non-Employee Directors' Long-Term Stock Incentive Plan, each director received a non-qualified stock option award of 15,000 shares and annually thereafter will receive non-qualified stock option awards for 5,000 shares (except that each new director shall receive an option exercisable for 15,000 shares and will not be eligible for an annual grant in the same year.)

  The Incentive Plans have options exercisable at the dates listed in the table below. JHFS granted 11.0 million options to the Company's employees during the year ended December 31, 2001. Options outstanding under the Long-Term Stock Incentive Plan were granted at a price equal to the fair market value of the stock on the date of grant, vest over a two-year period, and expire five years after the grant date. Options outstanding under the Non-Employee Director's Long Term Stock Incentive Plan were granted at a price equal to the fair market value of the stock on the date of grant, vest immediately, and expire five years after grant date.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 15. STOCK COMPENSATION PLANS

  The status of JHFS stock options held by the Company's employees under the Long-Term Stock Incentive Plan and by Directors of the Company under the Non-Employee Directors' Long-Term Stock Incentive Plan are summarized below as of December 31:

                                          WEIGHTED-
                                           AVERAGE        SHARES SUBJECT       WEIGHTED-
                           NUMBER OF    EXERCISE PRICE   TO EXERCISABLE     AVERAGE EXERCISE
                           OPTIONS        PER OPTION         OPTIONS        PRICE PER OPTION
                        --------------  --------------  -----------------  ------------------
                        (IN THOUSANDS)                   (IN THOUSANDS)
Outstanding at
 February 1, 2000                --             --
 Granted                    4,165.0         $14.06
 Exercised                      0.2          13.94
 Canceled                     275.8          13.94
                           --------         ------
Outstanding at
 December 31, 2000          3,889.0         $14.07
                           ========         ======
 Granted                   10,992.1          35.96
 Exercised                    746.3          14.05
 Canceled                     984.8          29.61
                           --------         ------           -------             ------
Outstanding at
 December 31, 2001         13,150.0         $31.21           2,270.5             $26.03
                           ========         ======           =======             ======

  The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB Opinion No. 25, under which no compensation cost for stock options is recognized for stock option awards granted at or above fair market value, with the exception of the Signator Stock Option Program. Had compensation expense for the remaining Company's stock-based compensation plans been determined based upon fair values at the grant dates for awards under the plan in accordance with SFAS No. 123, the Company's net earnings would have been reduced to the pro forma amounts indicated below. Additional stock option awards are anticipated in future years. The effects of applying SFAS No. 123 on proforma disclosures of net income indicated below are not likely to be representative of the pro-forma effects on net income in future years for the following reasons: 1) the number of future shares to be issued under these plans is not known, 2) the effect of an additional year of vesting options granted in prior years is not considered in the assumptions and 3) the assumptions used to determine the fair value can vary significantly.

  The Black-Scholes option valuation model was developed for use in estimating fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require input of highly subjective assumptions including the expected stock price volatility. Because the JHFS stock options granted to the employees of the Company have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the existing models do not necessarily provide a reliable single measure of the fair value of the employee stock options.

  The estimated weighted-average fair value per share using the Black-Scholes option valuation model is $9.24 and $3.66, respectively, for the years ending December 31, 2001 and 2000, using the following assumptions:

                              2001                   2000
                      --------------------  --------------------
Expected term               3-5 years              2-5 years
Risk free rate (1)          4.6%-6.0%              4.8%-5.6%
Dividend yield                 1.0%                   1.8%
Expected volatility           32.0 %                 24.0 %

(1) Dependent on grant date.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 15.  STOCK COMPENSATION PLANS

  For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period. The Company's pro forma information follows:


                                                YEAR ENDED           FOR THE PERIOD
                           YEAR ENDED        DECEMBER 31, 2000     FEBRUARY 1 THROUGH
                        DECEMBER 31, 2001  PRO FORMA (UNAUDITED)   DECEMBER 31, 2000
                        -----------------  ---------------------  --------------------
                                               (IN MILLIONS)
Net income:
 As reported                 $573.9               $792.2                 $750.3
 Pro forma (unaudited)        540.6                790.0                  748.8




  The following table summarizes information about JHFS' stock options held by the Company's employees, outstanding at December 31, 2001:


                 NUMBER OF     WEIGHTED-AVERAGE                      NUMBER OF
  RANGE OF        OPTIONS         REMAINING      WEIGHTED-AVERAGE   EXERCISABLE       WEIGHTED-AVERAGE
   EXERCISE     OUTSTANDING    CONTRACTUAL LIFE   EXERCISE PRICE     OPTIONS AT      EXERCISE PRICE PER
    PRICE       AT 12/31/01        (YEARS)          PER OPTION        12/31/01       EXERCISABLE OPTION
-------------  --------------  ----------------  ----------------  --------------  ----------------------
               (IN THOUSANDS)                                      (IN THOUSANDS)
$12.29-$16.39      2,849.3           3.2              $13.94          1,013.9              $13.94
$20.49-$24.58         35.2           3.6               23.59             16.6               23.59
$32.78-$36.88      9,240.0           4.1               35.55          1,045.0               35.53
$36.88-$40.98      1,025.5           4.4               39.31            195.0               38.18
                  --------           ---              ------          -------              ------
                  13,150.0           3.9              $30.92          2,270.5              $26.03
                  ========           ===              ======          =======              ======




  In February 2001, JHFS implemented the Signator Stock Options Grant Program, under the Long-Term Stock Incentive Plan. The program granted 339,307 stock options to non-employee general agents (agents) at the market price of $35.53 per share. The stock options vest over a two-year period, subject to continued participation in the JHFS sales program and attainment of established, individual sales goals. After one year of vesting, an agent is allowed to exercise 50% of the stock options granted. The Company amortizes compensation expense for the grant over a 24-month period commencing on grant date at a fair value of $9.24 per option determined by the Black-Scholes option valuation model. Total expense recognized for the year ended December 31, 2001, is $1.3 million. The total grant date fair value of the stock options granted under the program from January 1, 2001 through December 31, 2001, is $3.1 million. During 2001, 4,737 stock options were forfeited with a total grant date price of $0.01 million. The outstanding option balance in the Signator Grant Program is 334,570 at December 31, 2001.

  On March 13, 2000, JHFS granted 281,084 shares of non-vested stock to key Company personnel at a weighted- average grant price of $14.34 per share. These grants of non-vested stock are forfeitable and vest at three or five years of service within the Company. The Company recognizes compensation expense immediately, as the grants are based on historical compensation. The total grant-date price of the non-vested stock granted from January 1, 2000 through December 31, 2000 is $4.0 million. During 2001 and 2000, 12,142 and 50,837 shares of this non-vested stock were forfeited with a total grant date price of $0.2 million and $0.7 million, respectively. The outstanding share balance in the 2000 plan is 218,105 as of December 31, 2001.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

NOTE 15.  STOCK COMPENSATION PLANS

  On February 12, March 12 and March 15, 2001, JHFS granted an aggregate 265,391 total shares of non-vested stock to key Company personnel. The program was funded with cash and the shares were purchased on the open market at the weighted-average grant price of $37.22 per share. These grants of non-vested stock are forfeitable and vest at three years of service within the Company. The Company recognizes compensation expense immediately, as the grants are based on historical compensation. The total grant-date price of the non-vested stock granted from January 1, 2001 through December 31, 2001 is $9.9 million. During 2001, 16,414 shares of non-vested stock were forfeited with a total grant-date price of $0.6 million. The outstanding share balance in the 2001 plan is 248,977.

  During 2001, JHFS granted 72,749 shares of non-vested stock to Company executive officers at a weighted-average grant price of $35.72 per share. These grants of non-vested stock are forfeitable and vest at three or five years of
service within the Company.   The Company amortizes compensation expense for the
grant over the vesting period. Total amortization for the period ending December 31, 2001, is $0.3 million. The total grant-date price of the non-vested stock granted from January 1, 2001 through December 31, 2001, is $2.6 million. During 2001, 14,000 shares of non-vested stock were forfeited with a total grant-date exercise price of $0.5 million. The outstanding share balance in the Executive Restricted Stock Compensation Plan is 58,749 at December 31, 2001.

  In 2001, JHFS issued 3,129 shares to Non-Employee Directors as payment of 50% of their quarterly retainer. These shares are not forfeitable and vest immediately. The total grant-date price of this stock issued to the Company's non-employee directors from January 1, 2001 through December 31, 2001 is $0.1 million. In addition, in July 2001, the Company implemented a plan that would allow directors, at their discretion, to invest one half of their quarterly retainer in JHFS' common stock in lieu of receiving cash. JHFS will match any investment at a rate of 50%. The restricted stock given as matching shares, is forfeitable and vests over three years, thus amortizes the balance to director compensation expense over the vesting period. At December 31, 2001, 256 shares were matched under the program at a weighted-average grant price per share of $39.07. Total amortization expense recognized for the period ending December 31, 2001 is $0.01 million. There were no forfeitures through December 31, 2001.

  On January 9, 2002, the Compensation Committee of JHFS' Board of Directors approved stock and stock option grants to the Policy Committee and certain key employees of the Company. The equity grants were made in compliance with the terms of the Long-Term Stock Incentive Plan. A total of 550.0 thousand shares of non-vested stock was granted, with a total grant date price of $22.9 million. A total of 6.2 million options were granted, with a grant date fair value of $12.57 per option as determined by the Black-Scholes option valuation model.

  On February 5, 2002, the Compensation Committee of JHFS' Board of Directors approved stock grants to executive officers and approved stock and stock option
grants to certain key employees and agents of the Company.   A total of 87.4
thousand shares of non-vested stock was issued by the Company to executive officers for cash totaling $3.3 million or $38.22 per share. A total of 154.6 thousand shares of non-vested stock was granted to certain key personnel, with a total grant price of $5.9 million. This program was funded with cash and the shares were purchased on the open market at the weighted-average grant price of $38.22 per share. A total of 602.0 thousand options were granted, with a grant date price of $11.34 per option as determined by the Black-Scholes option valuation model.

  Stock Ownership Loan Program

  In January 2000, JHFS adopted a loan program whereby JHFS may extend credit to key Company executives to purchase JHFS stock in order for them to meet mandatory stock ownership requirements. These full recourse loans bear interest at variable rates and principal and interest are payable no later than the death of the executive, termination of employment or five years. As of December 31, 2001 and 2000, these amounts loaned by JHFS to Company executives were $2.9 million and $3.6 million, respectively.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                     SCHEDULE I -- SUMMARY OF INVESTMENTS -
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                             AS OF DECEMBER 31, 2001
                                  (IN MILLIONS)

                  COLUMN A                COLUMN B   COLUMN C        COLUMN D
                                                                   AMOUNT AT
                                                                  WHICH SHOWN
                                                                    IN THE
                                                                 CONSOLIDATED
TYPE OF INVESTMENT                        COST (2)     VALUE     BALANCE SHEET
------------------                        ---------  ---------  ---------------
FIXED MATURITY SECURITIES,
 AVAILABLE-FOR-SALE:
Bonds:
United States government and government
 agencies
 and authorities.......................   $   332.7  $   330.1     $   330.1
States, municipalities and political
 subdivisions .........................       202.6      206.9         206.9
Foreign governments ...................       457.0      497.8         497.8
Public utilities.......................     3,178.5    3,198.0       3,198.0
Convertibles and bonds with warrants
 attached .............................       496.7      503.5         503.5
All other corporate bonds .............    30,405.2   30,644.0      30,644.0
Certificates of deposits...............          --         --            --
Redeemable preferred stock.............       705.3      691.8         691.8
                                          ---------  ---------     ---------
Total fixed maturity securities,
 available-for-sale ...................   $35,778.0  $36,072.1     $36,072.1
                                          =========  =========     =========
EQUITY SECURITIES, AVAILABLE-FOR-SALE:
Common stocks:
Public utilities.......................          --         --            --
Banks, trust and insurance companies...          --         --            --
Industrial, miscellaneous and all other   $   307.2  $   433.7     $   433.7
Non-redeemable preferred stock.........       125.9      128.6         128.6
                                          ---------  ---------     ---------
Total equity securities,
 available-for-sale ...................   $   433.1  $   562.3     $   562.3
                                          =========  =========     =========
FIXED MATURITY SECURITIES,
 HELD-TO-MATURITY:
Bonds
United States government and government
 agencies
 and authorities.......................   $    25.8  $    27.2     $    25.8
States, municipalities and political
 subdivisions .........................       509.8      499.6         509.8
Foreign governments ...................          --         --            --
Public utilities.......................       140.2      140.1         140.2
Convertibles and bonds with warrants
 attached .............................          --         --            --
All other corporate bonds .............     1,169.1    1,164.4       1,169.1
Certificates of deposits...............        78.6       76.9          78.6
Redeemable preferred stock.............          --         --            --
                                          ---------  ---------     ---------
Total fixed maturity securities,
 held-to-maturity .....................   $ 1,923.5  $ 1,908.2     $ 1,923.5
                                          =========  =========     =========

The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                     SCHEDULE I -- SUMMARY OF INVESTMENTS -
              OTHER THAN INVESTMENTS IN RELATED PARTIES (CONTINUED)
                             AS OF DECEMBER 31, 2001
                                  (IN MILLIONS)

                  COLUMN A                     COLUMN B   COLUMN C       COLUMN D

                                                                        AMOUNT AT
                                                                       WHICH SHOWN
                                                                         IN THE
                                                                      CONSOLIDATED
TYPE OF INVESTMENT                             COST (2)     VALUE     BALANCE SHEET
------------------                             ---------  ---------  --------------
EQUITY SECURITIES, TRADING:
Common stocks:
Public utilities..........................            --         --            --
Banks, trust and insurance companies......            --         --            --
Industrial, miscellaneous and all other ..     $     2.7  $     1.4     $     1.4
Non-redeemable preferred stock............            --         --            --
                                               ---------  ---------     ---------
Total equity securities, trading..........           2.7        1.4           1.4
                                               ---------  ---------     ---------
Mortgage loans on real estate, net (1)....       9,779.8       XXXX       9,667.0
REAL ESTATE, NET:
Investment properties (1) ................         290.0       XXXX         253.3
Acquired in satisfaction of debt (1)......         174.0       XXXX         127.1
Policy loans..............................       1,927.0       XXXX       1,927.0
Other long-term investments (2) ..........       1,676.9       XXXX       1,676.9
Short-term investments....................          78.6       XXXX          78.6
                                               ---------  ---------     ---------
Total investments ........................     $52,060.5  $38,544.0     $52,289.2
                                               =========  =========     =========

(1) Difference between Column B and Column D is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation. See Note 3 to the audited consolidated financial statements.

(2) Difference between Column B and Column C is primarily due to operating gains (losses) of investments in limited partnerships.

The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
  AS OF DECEMBER 31, 2001, 2000 AND 1999 AND FOR EACH OF THE YEARS THEN ENDED
                                 (IN MILLIONS)


       COLUMN A                     COLUMN B    COLUMN C     COLUMN D    COLUMN E   COLUMN F

                                                 FUTURE                   OTHER
                                                 POLICY                   POLICY
                                                BENEFITS,                 CLAIMS
                                    DEFERRED     LOSSES,                   AND
                                     POLICY      CLAIMS                  BENEFITS
                                   ACQUISITION  AND LOSS     UNEARNED    PAYABLE    PREMIUM
SEGMENT                               COSTS     EXPENSES   PREMIUMS (1)    (1)      REVENUE
-------                            -----------  ---------  ------------  --------  ----------
2001:
Protection.....................     $2,557.1    $18,369.2    $280.4      $102.0     $1,363.8
Asset Gathering ...............        616.2      6,689.4        --         0.1         74.8
Guaranteed & Structured
 Financial Products ...........          8.8     24,375.1      65.7         4.9        483.3
Investment Management .........           --           --        --          --           --
Corporate & Other..............          4.2      1,284.4      (0.1)       96.8        430.0
                                    --------    ---------    ------      ------     --------
Total..........................     $3,186.3    $50,718.1    $346.0      $203.8     $2,351.9
                                    ========    =========    ======      ======     ========
2000:
Protection.....................     $2,455.7    $16,671.2    $262.6      $ 89.9     $1,295.5
Asset Gathering................        558.2      5,619.9        --        (4.5)        63.4
Guaranteed & Structured
 Financial Products............          8.5     21,944.2      60.4         0.7        620.3
Investment Management .........           --           --        --          --           --
Corporate & Other .............          4.7      1,488.3       0.1       170.3        411.5
                                    --------    ---------    ------      ------     --------
Total..........................     $3,027.1    $45,723.6    $323.1      $256.4     $2,390.7
                                    ========    =========    ======      ======     ========
1999:
Protection.....................     $2,291.6    $15,035.0    $217.4      $112.1     $1,291.0
Asset Gathering................        521.5      5,166.8        --         0.2         17.2
Guaranteed & Structured
 Financial Products............          8.4     20,310.4      56.1         0.5        298.2
Investment Management .........           --           --        --          --           --
Corporate & Other..............          4.8      1,882.4       0.1       171.5        415.0
                                    --------    ---------    ------      ------     --------
Total..........................     $2,826.3    $42,394.6    $273.6      $284.3     $2,021.4
                                    ========    =========    ======      ======     ========

The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

  AS OF DECEMBER 31, 2001, 2000 AND 1999 AND FOR EACH OF THE YEARS THEN ENDED
                                 (IN MILLIONS)


       COLUMN A                    COLUMN B    COLUMN C          COLUMN D         COLUMN E

                                                               AMORTIZATION
                                                               OF DEFERRED
                                                                  POLICY
                                                               ACQUISITION
                                               BENEFITS,     COSTS EXCLUDING
                                                CLAIMS,     AMOUNTS RELATED TO
                                     NET      LOSSES, AND      NET REALIZED         OTHER
                                  INVESTMENT  SETTLEMENT   INVESTMENT AND OTHER   OPERATING
SEGMENT                             INCOME     EXPENSES       GAINS (LOSSES)      EXPENSES
-------                           ----------  -----------  --------------------  -----------
2001:
Protection.....................    $1,258.5    $1,603.3          $171.3           $  346.0
Asset Gathering................       498.5       441.6            75.0              452.4
Guaranteed & Structured
 Financial Products............     1,834.5     1,869.2             2.4              107.0
Investment Management .........        28.7          --              --               97.9
Corporate & Other..............        26.0       414.0             0.3              224.5
                                   --------    --------          ------           --------
Total..........................    $3,646.2    $4,328.1          $249.0           $1,227.8
                                   ========    ========          ======           ========
2000:
Protection.....................    $1,196.3    $1,550.1          $106.0           $  405.2
Asset Gathering................       445.8       371.3            78.8              557.2
Guaranteed & Structured
 Financial Products............     1,741.9     1,963.4             2.6              108.8
Investment Management .........        22.7          --              --              132.7
Corporate & Other..............       157.2       362.6            (0.3)              84.9
                                   --------    --------          ------           --------
Total                              $3,563.9    $4,247.4          $187.1           $1,288.8
                                   ========    ========          ======           ========
1999:
Protection.....................    $1,101.9    $1,595.0          $ 69.2           $  401.2
Asset Gathering................       388.6       299.3            53.5              542.1
Guaranteed & Structured
 Financial Products............     1,681.3     1,959.9             3.1               94.5
Investment Management .........        45.9          --              --              127.2
Corporate & Other..............       121.2       731.2            (0.8)              86.0
                                   --------    --------          ------           --------
Total..........................    $3,338.9    $4,585.4          $125.0           $1,251.0
                                   ========    ========          ======           ========

(1) Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

(2) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.

The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                           SCHEDULE IV - REINSURANCE
  AS OF DECEMBER 31, 2001, 2000 AND 1999 AND FOR EACH OF THE YEARS THEN ENDED:
                                 (IN MILLIONS)


                                                          ASSUMED                PERCENTAGE
                                              CEDED TO     FROM                   OF AMOUNT
                                   GROSS       OTHER       OTHER       NET       ASSUMED TO
                                   AMOUNT    COMPANIES   COMPANIES    AMOUNT         NET
                                 ----------  ----------  ---------  ----------  -------------
2001:
Life insurance in force          $282,557.8  $107,601.2  $27,940.6  $202,897.2      13.8%
                                 ==========  ==========  =========  ==========
PREMIUMS:
Life insurance.................     2,551.6       787.6      233.2     1,997.2      11.7%
Accident and health
 Insurance.....................       529.1       368.9      194.5       354.7      54.8%
P&C............................          --          --         --          --       0.0%
                                 ----------  ----------  ---------  ----------
  Total........................  $  3,080.7  $  1,156.5  $   427.7  $  2,351.9      18.2%
                                 ==========  ==========  =========  ==========

2000:
Life insurance in force          $245,171.2  $ 49,119.2  $27,489.1  $223,541.0      12.3%
                                 ==========  ==========  =========  ==========
PREMIUMS:
Life insurance.................     2,369.9       313.7      279.0     2,335.2      11.9%
Accident and health
 Insurance.....................       810.4       941.3      186.4        55.5     335.9%
P&C............................          --          --         --          --       0.0%
                                 ----------  ----------  ---------  ----------
  Total........................  $  3,180.3  $  1,255.0  $   465.4  $  2,390.7      19.5%
                                 ==========  ==========  =========  ==========
1999:
Life insurance in force          $283,946.1  $ 43,244.4  $29,214.6  $269,916.3      10.8%
                                 ==========  ==========  =========  ==========
PREMIUMS:
Life insurance.................     2,074.5       408.1      139.4     1,806.1       7.7%
Accident and health
 Insurance.....................       863.8       820.4      171.6       215.0      79.8%
P&C............................          --          --        0.3         0.3     100.0%
                                 ----------  ----------  ---------  ----------
  Total........................  $  2,938.3  $  1,228.5  $   311.3  $  2,021.4      15.4%
                                 ==========  ==========  =========  ==========

Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and the universal life insurance products.

The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                         REPORT OF INDEPENDENT AUDITORS

To the Policyholders of
John Hancock Variable Life Account UV
 of John Hancock Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account UV (the Account) (comprising of, respectively, the Large Cap Growth, Active Bond, International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, Global Bond, Emerging Markets (formerly Emerging Markets Equity), Bond Index, Small/Mid Cap CORE, High Yield Bond, Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced US Equity, Large Cap Aggressive Growth, Fundamental Growth, AIM V.I. Value, Fidelity VIP Growth, Fidelity VIP II Contrafund, MFS New Discovery Series, V.A. Strategic Income, Health Sciences, International Equity, Large/Mid Cap Value, Small Cap Value (formerly Small/Mid Cap Value), AIM V.I. Growth Series, MFS Research Series, and Templeton International Subaccounts) as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account UV at December 31, 2001, the results of their operations for the year then ended, and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 8, 2002

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2001

                                        LARGE CAP                 INTERNATIONAL
                                         GROWTH      ACTIVE BOND  EQUITY INDEX
                                       SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                       -----------  ------------ --------------
ASSETS
Investment in shares of portfolios
 of:
 John Hancock Variable Series Trust
  I, at value.......................   $40,778,508  $ 97,207,604    $5,224,610
Policy loans and accrued interest
 receivable.........................     2,816,552    11,610,304       429,026
Receivable from portfolio/JHLICO ...       112,189        70,028         2,647
                                       -----------  ------------    ----------
Total assets .......................    43,707,249   108,887,936     5,656,283
LIABILITIES
Payable to portfolio/JHLICO.........       110,064        65,739         2,377
Asset charges payable...............         2,125         4,289           269
                                       -----------  ------------    ----------
Total liabilities...................       112,189        70,028         2,646
                                       -----------  ------------    ----------
                                       $43,595,060  $108,817,908    $5,653,637
                                       -----------  ------------    ----------
NET ASSETS:
 Accumulation units.................   $43,595,060  $108,817,908    $5,653,637
                                       -----------  ------------    ----------
  Total net assets .................   $43,595,060  $108,817,908    $5,653,637
                                       -----------  ------------    ----------
  Units outstanding.................       627,315     1,941,434       221,470
                                       -----------  ------------    ----------
  Unit value (accumulation).........   $     69.49  $      56.05    $    25.53
                                       ===========  ============    ==========


                                          SMALL CAP    GLOBAL       MID CAP
                                           GROWTH     BALANCED      GROWTH
                                          SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                          ----------  ----------  -------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I,
  at value.............................   $4,876,292  $3,248,070   $17,593,663
Policy loans and accrued interest
 receivable............................           --          --            --
Receivable from portfolio/JHLICO.......       34,125         160        64,808
                                          ----------  ----------   -----------
Total assets...........................    4,910,417   3,248,230    17,658,471
LIABILITIES
Payable to portfolio/JHLICO............       33,891          --        63,946
Asset charges payable..................          234         160           862
                                          ----------  ----------   -----------
Total liabilities......................       34,125         160        64,808
                                          ----------  ----------   -----------
                                          $4,876,292  $3,248,070   $17,593,663
                                          ----------  ----------   -----------
NET ASSETS:
 Accumulation units....................   $4,876,292  $3,248,070   $17,593,663
                                          ----------  ----------   -----------
  Total net assets.....................   $4,876,292  $3,248,070   $17,593,663
                                          ----------  ----------   -----------
  Units outstanding....................      329,623     290,809     1,234,358
                                          ----------  ----------   -----------
  Unit value (accumulation)............   $    14.79  $    11.17   $     14.25
                                          ==========  ==========   ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                               DECEMBER 31, 2001

                                         LARGE CAP      MONEY      SMALL/MID CAP
                                           VALUE       MARKET         GROWTH
                                        SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                        -----------  -----------  --------------
ASSETS
Investment in shares of portfolios
 of:
 John Hancock Variable Series Trust
  I, at value ........................  $23,397,684  $20,091,408    $8,467,406
Policy loans and accrued interest
 receivable ..........................           --    2,238,941            --
Receivable from portfolio/JHLICO......       98,670      217,372         3,185
                                        -----------  -----------    ----------
Total assets..........................   23,496,354   22,547,721     8,470,591
LIABILITIES
Payable to portfolio/JHLICO ..........       97,521      218,321         2,768
Asset charges payable ................        1,149          336           417
                                        -----------  -----------    ----------
Total liabilities ....................       98,670      218,657         3,185
                                        -----------  -----------    ----------
                                        $23,397,684  $22,329,064    $8,467,406
                                        -----------  -----------    ----------
NET ASSETS:
 Accumulation units ..................  $23,397,684  $22,329,064    $8,467,406
                                        -----------  -----------    ----------
  Total net assets....................  $23,397,684  $22,329,064    $8,467,406
                                        -----------  -----------    ----------
  Units outstanding ..................    1,282,001      683,765       388,270
                                        -----------  -----------    ----------
  Unit value (accumulation) ..........  $     18.25  $     32.66    $    21.81
                                        ===========  ===========    ==========

                                        REAL ESTATE    GROWTH &
                                          EQUITY        INCOME         MANAGED
                                        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                        -----------  ------------  --------------
ASSETS
Investment in shares of portfolios
 of:
 John Hancock Variable Series Trust
  I, at value.........................  $5,525,379   $197,711,222   $ 94,814,008
Policy loans and accrued interest
 receivable...........................     375,743     32,585,795     13,948,330
Receivable from portfolio/JHLICO......      41,181        125,660         25,333
                                        ----------   ------------   ------------
Total assets..........................   5,942,303    230,422,677    108,787,671
LIABILITIES
Payable to portfolio/JHLICO...........      40,902        117,099         20,850
Asset charges payable.................         276          8,561          5,168
                                        ----------   ------------   ------------
Total liabilities.....................      41,178        125,660         26,018
                                        ----------   ------------   ------------
                                        $5,901,125   $230,297,017   $108,761,653
                                        ----------   ------------   ------------
NET ASSETS:
 Accumulation units...................  $5,901,125   $230,297,017   $108,761,653
                                        ----------   ------------   ------------
  Total net assets....................  $5,901,125   $230,297,017   $108,761,653
                                        ----------   ------------   ------------
  Units outstanding...................     132,974      1,818,448      1,272,533
                                        ----------   ------------   ------------
  Unit value (accumulation)...........  $    44.38   $     126.64   $      85.47
                                        ==========   ============   ============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                                DECEMBER 31, 2001

                                                 SHORT-TERM  SMALL CAP    INTERNATIONAL
                                                    BOND       EQUITY     OPPORTUNITIES
                                                 SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                                                 ----------  ----------  ---------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I,
  at value.....................................  $ 1,054,613  $4,641,466    $11,919,734
Policy loans and accrued interest
 receivable....................................           --          --             --
Receivable from portfolio/JHLICO...............        2,603      39,222         24,763
                                                 -----------  ----------    -----------
Total assets...................................    1,057,216   4,680,688     11,944,497
LIABILITIES
Payable to portfolio/JHLICO....................        2,553      39,008         24,187
Asset charges payable..........................           50         215            576
                                                 -----------  ----------    -----------
Total liabilities..............................        2,603      39,223         24,763
                                                 -----------  ----------    -----------
                                                 $ 1,054,613  $4,641,465    $11,919,734
                                                 -----------  ----------    -----------
NET ASSETS:
 Accumulation units............................  $ 1,054,613  $4,641,465    $11,919,734
                                                 ----------   ----------    -----------
  Total net assets.............................  $ 1,054,613  $4,641,465    $11,919,734
                                                 -----------  ----------    -----------
  Units outstanding............................       70,417     436,086      1,103,525
                                                 -----------  ----------    -----------
  Unit value (accumulation)....................  $     14.98  $    10.64    $     10.80
                                                 ===========  ==========    ===========

                                                                              EMERGING
                                                 EQUITY INDEX  GLOBAL BOND    MARKETS
                                                  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                 ------------  -----------   ------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I,
  at value.....................................  $51,694,821  $  797,319    $  893,036
Policy loans and accrued interest
 receivable....................................           --          --            --
Receivable from portfolio/JHLICO...............       53,474         230         8,020
                                                 -----------  ----------    ----------
Total assets...................................   51,748,295     797,549       901,056
LIABILITIES
Payable to portfolio/JHLICO....................       50,918         194         7,978
Asset charges payable..........................        2,555          36            43
                                                 -----------  ----------    ----------
Total liabilities..............................       53,473         230         8,021
                                                 -----------  ----------    ----------
                                                 $51,694,822  $  797,319    $  893,035
                                                 -----------  ----------    ----------
NET ASSETS:
 Accumulation units............................  $51,694,822  $  797,319    $  893,035
                                                 -----------  ----------    ----------
  Total net assets.............................  $51,694,822  $  797,319    $  893,035
                                                 -----------  ----------    ----------
  Units outstanding............................    2,838,268      60,288       122,482
                                                 -----------  ----------    ----------
  Unit value (accumulation)....................  $     18.21  $    13.23    $     7.29
                                                 ===========  ==========    ==========


See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                                DECEMBER 31, 2001

                                                           SMALL/MID CAP   HIGH YIELD
                                               BOND INDEX      CORE           BOND
                                               SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                              -----------  -------------  -------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I,
  at value..................................   $5,365,289   $    505,368   $  980,405
Receivable from portfolio / JHLICO..........        2,746          7,956        3,357
                                               ----------   -----------    ----------
Total assets................................    5,368,035        513,324      983,762
LIABILITIES
Payable to portfolio / JHLICO...............        2,483          7,931        3,310
Asset charges payable.......................          263             25           46
                                               ----------   -----------    ----------
Total liabilities...........................        2,746          7,956        3,356
                                               ----------   -----------    ----------
                                               $5,365,289   $    505,368   $  980,406
                                               ----------   -----------    ----------
NET ASSETS:
 Accumulation units.........................   $5,365,289   $    505,368   $  980,406
                                               ----------   -----------    ----------
  Total net assets..........................   $5,365,289   $    505,368   $  980,406
                                               ----------   -----------    ----------
  Units outstanding.........................      435,798         45,196      107,798
                                               ----------   -----------    ----------
  Unit value (accumulation).................   $    12.31   $      11.18   $     9.09
                                               ==========   ===========    ==========

                                                              BRANDES        FRONTIER
                                              TURNER CORE  INTERNATIONAL     CAPITAL
                                                GROWTH        EQUITY       APPRECIATION
                                              SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                              -----------  -------------   ------------
ASSETS
Investment in shares of portfolios
 of:
 Outside Trust, at value....................   $  362,393   $  1,127,660   $  459,976
Receivable from portfolio / JHLICO                     10             29           15
                                               ----------   ------------   ----------
Total assets................................      362,403      1,127,689      459,991
LIABILITIES
Payable to portfolio / JHLICO...............           --             --           --
Asset charges payable.......................           11             29           15
                                               ----------   ------------   ----------
Total liabilities...........................           11             29           15
                                               ----------   ------------   ----------
                                               $  362,392   $  1,127,660   $  459,976
                                               ----------   ------------   ----------
NET ASSETS:
 Accumulation units.........................   $  362,392   $  1,127,660   $  459,976
                                               ----------   ------------   ----------
  Total net assets..........................   $  362,392   $  1,127,660   $  459,976
                                               ----------   ------------  -----------
  Units outstanding.........................       21,047         71,396       21,343
                                               ----------   ------------   ----------
  Unit value (accumulation).................   $    17.22   $      15.79   $    21.55
                                               ==========   ============   ==========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                               DECEMBER 31, 2001

                                                 CLIFTON     LARGE CAP
                                                 ENHANCED    AGGRESSIVE    FUNDAMENTAL
                                                 US EQUITY     GROWTH        GROWTH
                                                SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                              -------------- ------------  ---------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust I,
  at value...................................   $       --   $    1,524    $   10,796
 Outside Trust, at value.....................       28,059           --            --
Receivable from portfolio / JHLICO...........            1           --             1
                                                ----------   ----------    ----------
Total assets.................................       28,060        1,524        10,797
LIABILITIES
Payable to portfolio / JHLICO................           --           --            --
Asset charges payable........................            1           --             1
                                                ----------   ----------    ----------
Total liabilities............................            1           --             1
                                                ----------   ----------    ----------
                                                $   28,059   $    1,524    $   10,796
                                                ----------   ----------    ----------
NET ASSETS:
 Accumulation units..........................   $   28,059   $    1,524    $   10,796
                                                ----------   ----------    ----------
  Total net assets...........................   $   28,059   $    1,524    $   10,796
                                                ----------   ----------    ----------
  Units outstanding..........................        2,738          221         1,558
                                                ----------   ----------    ----------
  Unit value (accumulation)..................   $    10.25   $     6.90    $     6.93
                                                ==========    =========    ==========

                                                             FIDELITY VIP  FIDELITY VIP II
                                              AIM V.I. VALUE     GROWTH       CONTRAFUND
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                              --------------  -----------  ---------------
ASSETS
Investment in shares of
 portfolios of:
 Outside Trust, at value.....................   $   12,416   $      671    $   12,123
Receivable from portfolio /  JHLICO..........            1           --             1
                                                ----------   ----------    ----------
Total assets.................................       12,417          671        12,124
LIABILITIES
Payable to portfolio / JHLICO                           --           --            --
Asset charges payable........................           --           --            --
Total liabilities............................            1           --             1
                                                ----------   ----------    ----------
                                                $   12,416   $      671    $   12,123
                                                ----------   ----------    ----------
NET ASSETS:
 Accumulation units..........................   $   12,416   $      671    $   12,123
                                                ----------   ----------    ----------
  Total net assets...........................   $   12,416   $      671    $   12,123
                                                ----------   ----------    ----------
  Units outstanding..........................        1,695           91         1,443
                                                ----------   ----------    ----------
  Unit value (accumulation)..................   $     7.33   $     7.37    $     8.40
                                                ==========   ==========    ==========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                               DECEMBER 31, 2001


                                                          MFS NEW
                                                         DISCOVERY   V.A. STRATEGIC
                                                           SERIES        INCOME       HEALTH SCIENCES
                                                         SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                                         ----------  --------------  -----------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust, at
  value ..............................................    $     --       $   --           $3,348
 Declaration Trust ...................................          --          144               --
 Outside Trust, at value .............................     106,557           --               --
Receivable from portfolio / JHLICO ...................           5           --               --
                                                          --------       ------           ------
Total assets .........................................     106,562          144            3,348
LIABILITIES
Payable to portfolio / JHLICO ........................          --           --               --
Asset charges payable ................................           5           --               --
                                                          --------       ------           ------
Total liabilities ....................................           5           --               --
                                                          --------       ------           ------
                                                          $106,557       $  144           $3,348
                                                          --------       ------           ------
NET ASSETS:
 Accumulation units ..................................    $106,557       $  144           $3,348
                                                          --------       ------           ------
  Total net assets ...................................    $106,557       $  144           $3,348
                                                          --------       ------           ------
  Units outstanding ..................................      11,273           14              343
                                                          --------       ------           ------
  Unit value (accumulation) ..........................    $   9.45       $10.29           $ 9.76
                                                          ========       ======           ======


                                                              INTERNATIONAL  LARGE/MID CAP   SMALL CAP
                                                                 EQUITY          VALUE         VALUE
                                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                              -------------  -------------  ------------
ASSETS
Investment in shares of portfolios of:
 John Hancock Variable Series Trust,
  at value ................................................      $1,032       $4,393,211      $31,149
Receivable from portfolio / JHLICO ........................          --            1,711            1
                                                                 ------       ----------      -------
Total assets ..............................................       1,032        4,394,922       31,150
LIABILITIES
Payable to portfolio / JHLICO .............................          --            1,523           --
Asset charges payable .....................................          --              188            2
                                                                 ------       ----------      -------
Total liabilities .........................................          --            1,711            2
                                                                 ------       ----------      -------
                                                                 $1,032       $4,393,211      $31,148
                                                                 ------       ----------      -------
NET ASSETS:
 Accumulation units .......................................      $1,032       $4,393,211      $31,148
                                                                 ------       ----------      -------
  Total net assets ........................................      $1,032       $4,393,211      $31,148
                                                                 ------       ----------      -------
  Units outstanding .......................................         123          322,043        2,980
                                                                 ------       ----------      -------
  Unit value (accumulation) ...............................      $ 8.39       $    13.64      $ 10.45
                                                                 ======       ==========      =======

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                               DECEMBER 31, 2001


                                                          AIM V.I.     MFS RESEARCH     TEMPLETON
                                                        GROWTH SERIES     SERIES      INTERNATIONAL
                                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                        -------------  ------------  ---------------
ASSETS
Investment in shares of portfolios of:
 Outside Trust, at value ............................      $1,712         $1,754         $2,133
Receivable from portfolio / JHLICO ..................          --             --             --
                                                           ------         ------         ------
Total assets ........................................       1,712         $1,754          2,133
LIABILITIES
Payable to portfolio / JHLICO .......................          --             --             --
Total liabilities ...................................          --             --             --
                                                           ------         ------         ------
                                                           $1,712         $1,754         $2,133
                                                           ------         ------         ------
NET ASSETS:
 Accumulation units .................................      $1,712         $1,754         $2,133
                                                           ------         ------         ------
  Total net assets ..................................      $1,712         $1,754         $2,133
                                                           ------         ------         ------
  Units outstanding .................................         203            204            261
                                                           ------         ------         ------
  Unit value (accumulation) .........................      $ 8.43         $ 8.60         $ 8.17
                                                           ======         ======         ======

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       LARGE CAP                INTERNATIONAL
                                                        GROWTH     ACTIVE BOND   EQUITY INDEX
                                                      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                     ------------  ------------ -------------
Investment income:
 Income:
  Dividends ......................................   $    75,058   $5,575,227    $    92,540
  Interest on policy loans .......................       224,030      840,444         32,013
                                                     -----------   ----------    -----------
Total investment income ..........................       299,088    6,415,671        124,553
Expenses:
 Mortality and expense risks .....................       237,021      492,587         35,964
                                                     -----------   ----------    -----------
Net investment income ............................        62,067    5,923,084         88,589
Realized gains (losses) on investments:
 Realized loss on sale of portfolio shares .......      (303,166)    (578,863)      (244,081)
 Realized gain distributions .....................            --           --            690
                                                     -----------   ----------    -----------
Realized losses ..................................      (303,166)    (578,863)      (243,391)
Change in unrealized appreciation (depreciation)
  during the period ..............................    (6,989,603)   1,577,966     (1,167,176)
Net increase (decrease) in net assets resulting
  from operations ................................   $(7,230,702)  $6,922,187    $(1,321,978)
                                                     ===========   ==========    ===========



                                                           SMALL CAP     GLOBAL       MID CAP
                                                             GROWTH     BALANCED      GROWTH
                                                           SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                                           ----------  ----------  ------------
Investment income:
 Income:
  Dividends ...........................................    $      --   $  4,344     $        --
                                                           ---------   --------     -----------
Total investment income ...............................           --      4,344              --
Expenses:
 Mortality and expense risks ..........................       27,911      1,319          85,083
                                                           ---------   --------     -----------
Net investment income (loss) ..........................      (27,911)     3,025         (85,083)
Realized gains (losses) on investments:
 Realized loss on sale of portfolio shares ............     (193,161)   (18,478)     (2,329,455)
 Realized gain distributions ..........................           --         --              --
                                                           ---------   --------     -----------
Realized losses .......................................     (193,161)   (18,478)     (2,329,455)
Change in unrealized appreciation (depreciation)
  during the period ...................................     (449,625)    12,916      (4,249,250)
                                                           ---------   --------     -----------
Net decrease in net assets resulting from operations ..    $(670,697)  $ (2,537)    $(6,663,788)
                                                           =========   ========     ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                  LARGE CAP     MONEY      SMALL/MID CAP
                                                    VALUE       MARKET         GROWTH
                                                  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
                                                  ----------  ----------  ---------------
Investment income:
  Income:
    Dividends ................................    $ 278,945    $797,762     $      --
    Interest on policy loans .................           --     169,029            --
                                                  ---------    --------     ---------
Total investment income ......................      278,945     966,791            --
Expenses:
  Mortality and expense risks ................      108,117     132,202        34,942
                                                  ---------    --------     ---------
Net investment income (loss) .................      170,828     834,589       (34,942)
Realized gains (losses) on investments:
  Realized gain (loss) on sale of portfolio
    shares ...................................       69,861          --      (212,465)
  Realized gain distributions ................      274,383          --            --
                                                  ---------    --------     ---------
Realized gains (losses) ......................      344,244          --      (212,465)
Change in unrealized appreciation
  (depreciation) during the period ...........     (277,488)         --       391,420
                                                  ---------    --------     ---------
Net increase in net assets resulting from
  operations .................................    $ 237,584    $834,589     $ 144,013
                                                  =========    ========     =========

                                                REAL ESTATE    GROWTH &
                                                   EQUITY       INCOME        MANAGED
                                                 SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                                 ----------   ----------   --------------
Investment income:
  Income:
    Dividends ................................   $ 233,523  $   1,000,312    $ 2,011,926
    Interest on policy loans .................      29,769      2,433,647      1,055,240
                                                 ---------  -------------    -----------
Total investment income ......................     263,292      3,433,959      3,067,166
Expenses:
  Mortality and expense risks ................      33,541      1,065,963        624,031
                                                 ---------  -------------    -----------
Net investment income ........................     229,751      2,367,996      2,443,135
Realized gains (losses) on investments:
  Realized gain (loss) on sale of portfolio
    shares ...................................    (234,535)       205,711         33,494
  Realized gain distributions ................     167,156             --        495,279
                                                 ---------  -------------    -----------
Realized gains (losses) ......................     (67,379)       205,711        528,773
Change in unrealized appreciation
  (depreciation) during the period ...........     128,322    (37,067,063)    (5,276,809)
                                                 ---------  -------------    -----------
Net increase (decrease) in net assets
  resulting from operations ..................   $ 290,694  $ (34,493,356)   $(2,304,901)
                                                 =========  =============    ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                        SHORT-TERM  SMALL CAP    INTERNATIONAL
                                                           BOND       EQUITY     OPPORTUNITIES
                                                        SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
                                                        ----------  ----------  ---------------
Investment income:
  Income:
    Dividends ......................................    $  27,491   $   2,669    $   104,368
                                                        ---------   ---------    -----------
Total investment income ............................       27,491       2,669        104,368
Expenses:
  Mortality and expense risks ......................        3,039      21,562         78,353
                                                        ---------   ---------    -----------
Net investment income (loss) .......................       24,452     (18,893)        26,015
Realized gains (losses) on investments:
  Realized gain (loss) on sale of portfolio
    shares .........................................        8,797    (553,686)    (2,366,905)
  Realized gain distributions ......................           --          --             --
                                                        ---------   ---------    -----------
Realized gains (losses) ............................        8,797    (553,686)    (2,366,905)
Change in unrealized appreciation
  (depreciation) during the period .................       (2,372)    580,661       (510,586)
                                                        ---------   ---------    -----------
Net increase (decrease) in net assets
  resulting from operations ........................    $  30,877   $   8,082    $(2,851,476)
                                                        =========   =========    ===========

                                                                                      EMERGING
                                                       EQUITY INDEX   GLOBAL BOND      MARKETS
                                                        SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                       ------------   ------------  ------------
Investment income:
  Income:
    Dividends ......................................   $   580,736    $  39,052     $   1,896
                                                       -----------    ---------     ---------
Total investment income ............................       580,736       39,052         1,896
Expenses:
  Mortality and expense risks ......................       288,749        6,664         4,801
                                                       -----------    ---------     ---------
Net investment income (loss) .......................       291,987       32,388        (2,905)
Realized gains (losses) on investments:
  Realized loss on sale of portfolio shares ........      (350,536)      (4,928)     (512,242)
  Realized gain distributions ......................     1,572,305           --            --
                                                       -----------    ---------     ---------
Realized gains (losses) ............................     1,221,769       (4,928)     (512,242)
Change in unrealized appreciation
  (depreciation) during the period .................    (8,084,684)     (45,004)      454,961
                                                       -----------    ---------     ---------
Net decrease in net assets resulting
  from operations ..................................   $(6,570,928)   $ (17,544)    $ (60,186)
                                                       ===========    =========     =========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                   SMALL/MID CAP    HIGH YIELD
                                                       BOND INDEX       CORE           BOND
                                                       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                       ----------   ------------   ------------
Investment income:
 Income:
  Dividends ........................................   $146,628      $ 2,616       $  62,648
                                                       --------      -------       ---------
Total investment income ............................    146,628        2,616          62,648
Expenses:
 Mortality and expense risks .......................     14,407        3,013           4,178
                                                       --------      -------       ---------
Net investment income (loss) .......................    132,221         (397)         58,470
Realized gains (losses) on
 investments:
 Realized gain (loss) on sale of
  portfolio shares .................................      9,436       (3,169)       (133,868)
 Realized gain distributions .......................      8,792           --              --
                                                       --------      -------       ---------
Realized gains (losses) ............................     18,228       (3,169)       (133,868)
Change in unrealized appreciation
 (depreciation) during the period ..................    (26,418)      25,735         132,879
                                                       --------      -------       ---------
Net increase in net assets resulting
 from operations ...................................   $124,031      $22,169       $  57,481
                                                       ========      =======       =========

                                                                       BRANDES        FRONTIER
                                                       TURNER CORE  INTERNATIONAL      CAPITAL
                                                         GROWTH         EQUITY      APPRECIATION
                                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                       -----------   ------------   ------------
Investment income:
  Income:
    Dividends ......................................   $     420     $   14,525      $     --
                                                       ---------     ----------      --------
Total investment income ............................         420         14,525            --
Expenses:
  Mortality and expense risks ......................       1,981          5,876         2,728
                                                       ---------     ----------      --------
Net investment income (loss) .......................      (1,561)         8,649        (2,728)
Realized gains (losses) on investments:
 Realized gain (loss) on sale of portfolio
   shares ..........................................     (91,201)        28,195       (54,796)
 Realized gain distributions .......................          --         43,702         4,602
                                                       ---------     ----------      --------
Realized gains (losses) ............................     (91,201)        71,897       (50,194)
Change in unrealized appreciation
  (depreciation) during the period .................     (12,342)      (246,498)       52,457
                                                       ---------     ----------      --------
Net decrease in net assets
  resulting from operations ........................   $(105,104)    $ (165,952)     $   (465)
                                                       =========     ==========      ========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                             CLIFTON     LARGE CAP
                                             ENHANCED   AGGRESSIVE   FUNDAMENTAL
                                            US EQUITY     GROWTH       GROWTH
                                            SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                                            ----------  ----------  ------------
Investment income:
 Income:
  Dividends................................  $ 1,266      $  --       $    --
                                             -------      -----       -------
Total investment income....................    1,266         --            --
Expenses:
 Mortality and expense risks...............      149         11            62
                                             -------      -----       -------
Net investment income (loss)...............    1,117        (11)          (62)
Realized gains (losses) on investments:
 Realized loss on sale of portfolio
  shares...................................     (826)       (68)         (340)
 Realized gain distributions...............       --         --            --
                                             -------      -----       -------
Realized losses............................     (826)       (68)         (340)
Change in unrealized depreciation during
 the period................................   (3,148)      (216)       (3,866)
                                             -------      -----       -------
Net decrease in net assets resulting
 from operations...........................  $(2,857)     $(295)      $(4,268)
                                             =======      =====       =======


                                       AIM V.I.   FIDELITY VIP   FIDELITY VIP II
                                        VALUE        GROWTH        CONTRAFUND
                                      SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                      ----------  ------------  ----------------
Investment income:
 Income:
  Dividends.........................   $    17       $    --          $    41
                                       -------       -------          -------
Total investment income.............        17            --               41
Expenses:
 Mortality and expense risks........        61            18               65
                                       -------       -------          -------
Net investment loss.................       (44)          (18)             (24)
Realized gains (losses) on
 investments:
 Realized loss on sale of
  portfolio shares..................      (754)       (1,717)          (1,122)
 Realized gain distributions........       251           272              164
                                       -------       -------          -------
Realized losses.....................      (503)       (1,445)            (958)
Change in unrealized appreciation
 (depreciation) during the period...    (1,395)          469             (616)
                                       -------       -------          -------
Net decrease in net assets
 resulting from operations..........   $(1,942)      $  (994)         $(1,598)
                                       =======       =======          =======

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                      For the year endeD December 31, 2001

                                          MFS NEW
                                         DISCOVERY   V.A. STRATEGIC     HEALTH
                                           SERIES        INCOME        SCIENCES
                                         SUBACCOUNT   SUBACCOUNT*    SUBACCOUNT*
                                         ----------  --------------  -----------
Investment income:
 Income:
  Dividends............................   $ 3,157       $   3          $   --
                                          -------       -----          ------
Total investment income................     3,157           3              --
Expenses:
 Mortality and expense risks...........       422          --               3
                                          -------       -----          ------
Net investment income (loss)...........     2,735           3              (3)
Realized gains (losses) on
 investments:
 Realized gain (loss) on sale of
  portfolio shares.....................    (2,026)          1              (1)
 Realized gain distributions...........       125          --              --
                                          -------       -----          ------
Realized gains (losses)................    (1,901)          1              (1)
Change in unrealized appreciation
 (depreciation) during the period......      (743)          1             (22)
                                          -------       -----          ------
Net increase (decrease) in net
 assets resulting from operations......   $    91       $   5          $  (26)
                                          =======       =====          ======

                                      INTERNATIONAL  LARGE/MID CAP    SMALL CAP
                                         EQUITY          VALUE          VALUE
                                       SUBACCOUNT*    SUBACCOUNT*    SUBACCOUNT*
                                      -------------  -------------  ------------
Investment income:
 Income:
  Dividends........................   $    --          $ 3,406         $   91
                                      -------          -------         ------
Total investment income............        --            3,406             91
Expenses:
 Mortality and expense risks.......         1            1,049             33
                                      -------          -------         ------
Net investment income (loss).......        (1)           2,357             58
Realized gains (losses) on
 investments:
 Realized loss on sale of
  portfolio shares.................        --           (5,237)          (308)
 Realized gain distributions.......        --               --            164
                                      -------          -------         ------
Realized losses....................        --           (5,237)          (144)
Change in unrealized appreciation
 (depreciation) during the period..         7           (4,848)         2,861
                                      -------          -------         ------
Net increase (decrease) in net
 assets resulting from operations..       $ 6          $(7,728)        $2,775
                                      =======          =======         ======

 -------------------------
* From commencement of operations (refer to footnote d in notes to financial statements #6)

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                     AIM V.I.     MFS RESEARCH     TEMPLETON
                                   GROWTH SERIES     SERIES      INTERNATIONAL
                                    SUBACCOUNT*   SUBACCOUNT*     SUBACCOUNT*
                                   -------------  ------------  ---------------
Investment income:
 Income:
  Dividends......................       $ 4          $ --            $--
                                        ---          ----            ---
Total investment income..........         4            --             --
Expenses:
 Mortality and expense risks.....         2             2              3
                                        ---          ----            ---
Net investment income (loss).....         2            (2)            (3)
Realized gains (losses) on
 investments:
 Realized gain on sale of
  portfolio shares...............        --             1              1
                                        ---          ----            ---
 Realized gains..................        --             1              1
Change in unrealized appreciation
 during the period...............        68           114             83
                                        ---          ----            ---
Net increase in net assets
 resulting from operations.......       $70          $113            $81
                                        ===          ====            ===

 -------------------------
* From commencement of operations (refer to footnote d in notes to financial statements #6)

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                       STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                    LARGE CAP GROWTH SUBACCOUNT
                                                                              -----------------------------------------
                                                                                 2001           2000           1999
                                                                              ------------  -------------  ------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ............................................... $    62,067   $  6,287,826    $ 6,329,395
 Realized gains (losses) ....................................................    (303,166)     1,809,410      1,146,308
 Change in unrealized appreciation (depreciation) during the period .........  (6,989,603)   (17,039,660)       320,087
                                                                              -----------   ------------    -----------
Net increase (decrease) in net assets resulting from operations .............  (7,230,702)    (8,942,424)     7,795,790
Policy transactions:
 Net premiums from policyholders. ...........................................  14,342,571     16,225,070     10,950,682
 Net transfers to policyholders for benefits and terminations ...............  (6,740,426)    (8,421,666)    (5,776,293)
 Net transfers between subaccounts ..........................................    (239,029)            --             --
 Net change in policy loans .................................................     165,268        407,961             --
                                                                              -----------   ------------    -----------
Net increase (decrease) in net assets resulting from policy transactions ....   7,528,384      8,211,365      5,174,389
                                                                              -----------   ------------    -----------
Total increase (decrease) in net assets .....................................     297,682       (731,059)    12,970,179
Net assets at beginning of period ...........................................  43,297,378     44,028,437     31,058,258
                                                                              -----------   ------------    -----------
Net assets at end of period ................................................. $43,595,060   $ 43,297,378    $44,028,437
                                                                              ===========   ============    ===========

                                                                                        ACTIVE BOND SUBACCOUNT
                                                                               -----------------------------------------
                                                                                   2001           2000          1999
                                                                               -------------  ------------  ------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ............................................... $  5,923,084   $  5,332,953    $ 5,481,982
 Realized gains (losses) ....................................................     (578,863)    (1,058,175)      (388,883)
 Change in unrealized appreciation (depreciation) during the period .........    1,577,966      3,862,398     (5,439,148)
                                                                              ------------   ------------    -----------
Net increase (decrease) in net assets resulting from operations .............    6,922,187      8,137,176       (346,049)
Policy transactions:
 Net premiums from policyholders ............................................   15,445,246     26,218,788     11,668,600
 Net transfers to policyholders for benefits and terminations. ..............  (10,820,630)   (17,903,281)    (7,543,864)
 Net change in policy loans .................................................     (691,455)       620,295             --
                                                                              ------------   ------------    -----------
Net increase in net assets resulting from policy transactions. ..............    3,933,161      8,935,802      4,124,736
                                                                              ------------   ------------    -----------
Total increase in net assets ................................................   10,855,348     17,072,978      3,778,687
Net assets at beginning of period ...........................................   97,962,560     80,889,582     77,110,895
                                                                              ------------   ------------    -----------
Net assets at end of period ................................................. $108,817,908   $ 97,962,560    $80,889,582
                                                                              ============   ============    ===========


See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                        FOR THE YEARS ENDED DECEMBER 31,


                                                                               INTERNATIONAL EQUITY INDEX SUBACCOUNT
                                                                              ---------------------------------------
                                                                                  2001          2000          1999
                                                                              ------------  ------------  -----------
Increase (decrease) in net assets from operations:
 Net investment income ...................................................... $    88,589   $   322,155    $   200,569
 Realized gains (losses) ....................................................    (243,391)       76,586         62,140
 Change in unrealized appreciation (depreciation) during the period .........  (1,167,176)   (1,706,468)     1,295,768
                                                                              -----------   -----------    -----------
Net increase (decrease) in net assets resulting from operations..............  (1,321,978)   (1,307,727)     1,558,477
Policy transactions:
 Net premiums from policyholders ............................................   1,612,633     2,208,528      1,634,643
 Net transfers to policyholders for benefits and terminations ...............  (1,532,111)   (1,307,479)    (1,119,500)
 Net change in policy loans .................................................      10,754       110,023             --
                                                                              -----------   -----------    -----------
Net increase in net assets
 resulting from policy transactions .........................................      91,276     1,011,072        515,143
                                                                              -----------   -----------    -----------
Total increase (decrease) in net assets .....................................  (1,230,702)     (296,655)     2,073,620
Net assets at beginning of period. ..........................................   6,884,339     7,180,994      5,107,374
                                                                              -----------   -----------    -----------
Net assets at end of period ................................................. $ 5,653,637   $ 6,884,339    $ 7,180,994
                                                                              ===========   ===========    ===========

                                                                                    SMALL CAP GROWTH SUBACCOUNT
                                                                              ---------------------------------------
                                                                                  2001          2000           1999
                                                                              ------------  ------------   ----------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ............................................... $   (27,911)  $   581,967    $   527,624
 Realized gains (losses) ....................................................    (193,161)      159,388         48,210
 Change in unrealized appreciation (depreciation) during the period .........    (449,625)   (2,654,137)     1,125,829
                                                                              -----------   -----------    -----------
Net increase (decrease) in net assets resulting from operations .............    (670,697)   (1,912,782)     1,701,663
Policy transactions:
 Net premiums from policyholders ............................................   2,267,910     4,738,730      1,398,160
 Net transfers to policyholders for benefits and terminations ...............  (3,102,740)     (956,063)      (390,180)
                                                                              -----------   -----------    -----------
Net increase (decrease) in net assets resulting from policy transactions ....    (834,830)    3,782,667      1,007,980
                                                                              -----------   -----------    -----------
Total increase (decrease) in net assets .....................................  (1,505,527)    1,869,885      2,709,643
Net assets at beginning of period ...........................................   6,381,819     4,511,934      1,802,291
                                                                              -----------   -----------    -----------
Net assets at end of period ................................................. $ 4,876,292   $ 6,381,819    $ 4,511,934
                                                                              ===========   ===========    ===========


See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                        FOR THE YEARS ENDED DECEMBER 31,

                                                    GLOBAL BALANCED SUBACCOUNT
                                                 ---------------------------------
                                                    2001        2000        1999
                                                 ----------   ---------  ---------
Increase (decrease) in net assets from
 operations:
 Net investment income .....................     $    3,025  $  7,198   $  15,944
 Realized gains (losses) ...................        (18,478)   (3,641)      1,061
 Change in unrealized appreciation
  (depreciation) during the period .........         12,916   (21,945)     (8,559)
                                                 ----------  --------   ---------
Net increase (decrease) in net assets
 resulting from operations .................         (2,537)  (18,388)      8,446
Policy transactions:
 Net premiums from policyholders ...........      3,159,097    75,380     115,573
 Net transfers to policyholders for
  benefits and terminations  ...............        (82,211)  (83,639)   (133,983)
                                                 ----------  --------   ---------
Net increase (decrease) in net assets
 resulting from policy transactions ........      3,076,886    (8,259)    (18,410)
                                                 ----------  --------   ---------
Total increase (decrease) in net assets.....      3,074,349   (26,647)     (9,964)
Net assets at beginning of period ..........        173,721   200,368     210,332
                                                 ----------  --------   ---------
Net assets at end of period ................     $3,248,070  $173,721   $ 200,368
                                                 ==========  ========   =========

                                                      MID CAP GROWTH SUBACCOUNT
                                              ----------------------------------------
                                                 2001           2000           1999
                                              ------------  ------------- ------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) ..............  $   (85,083)  $  2,182,817  $ 1,338,175
 Realized gains (losses) ...................   (2,329,455)     1,892,763      420,826
 Change in unrealized appreciation
  (depreciation) during the period .........   (4,249,250)   (11,690,290)   4,283,452
                                              -----------   ------------  -----------
Net increase (decrease) in net
 assets resulting from operations ..........   (6,663,788)    (7,614,710)   6,042,453
Policy transactions:
 Net premiums from policyholders ...........   12,612,039     13,112,643    7,041,199
 Net transfers to policyholders
  for benefits and terminations ............   (3,031,534)    (4,430,561)    (947,660)
                                              -----------   ------------  -----------
Net increase in net assets
 resulting from policy
 transactions ..............................    9,580,505      8,682,082    6,093,539
                                              -----------   ------------  -----------
Total increase in net assets ...............    2,916,717      1,067,372   12,135,992
Net assets at beginning of period ..........   14,676,946     13,609,574    1,473,582
                                              -----------   ------------  -----------
Net assets at end of period ................  $17,593,633   $ 14,676,946  $13,609,574
                                              ===========   ============  ===========


See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                        FOR THE YEARS ENDED DECEMBER 31,


                                              LARGE CAP VALUE SUBACCOUNT
                                       -----------------------------------------
                                          2001          2000           1999
                                       ------------  ------------  -------------
Increase (decrease) in net assets
 from operations:
 Net investment income................ $   170,828   $   693,327    $   474,149
 Realized gains (losses)..............     344,244       (47,306)       123,242
 Change in unrealized appreciation
  (depreciation) during the period....    (277,488)      854,807       (499,454)
                                       -----------   -----------    -----------
Net increase in net assets
 resulting from operations............     237,584     1,500,828         97,937
Policy transactions:
 Net premiums from policyholders......  10,170,978     7,024,748      5,449,922
 Net transfers to policyholders for
  benefits and terminations...........  (2,001,066)   (1,798,175)    (1,059,147)
                                       -----------   -----------    -----------
Net increase in net assets
 resulting from policy transactions...   8,169,912     5,226,573      4,390,775
                                       -----------   -----------    -----------
Total increase in net assets..........   8,407,496     6,727,401      4,488,712
Net assets at beginning of period.....  14,990,188     8,268,787      3,774,075
                                       -----------   -----------    -----------
Net assets at end of period........... $23,397,684   $14,990,188    $ 8,262,787
                                       ===========   ===========    ===========

                                             MONEY MARKET SUBACCOUNT
                                    --------------------------------------------
                                        2001           2000            1999
                                    -------------  -------------  --------------
Increase (decrease) in net
 assets from operations:
 Net investment income............. $    834,589   $  1,290,563    $  1,143,104
 Realized gains (losses)...........           --             --              --
 Change in unrealized
  appreciation (depreciation)
  during the period................           --             --              --
                                    ------------   ------------    ------------
Net increase in net assets
 resulting from operations.........      834,589      1,290,563       1,143,104
Policy transactions:
 Net premiums from policyholders...   22,170,735     26,609,851      16,733,655
 Net transfers to policyholders
  for benefits and terminations....  (26,886,651)   (22,265,301)    (46,642,184)
 Net change in policy loans........       (5,337)        77,509              --
                                    ------------   ------------    ------------
Net increase (decrease) in net
 assets resulting from policy
 transactions......................   (4,721,253)     4,422,059     (29,908,529)
                                    ------------   ------------    ------------
Total increase (decrease) in net
 assets............................   (3,886,664)     5,712,622     (28,765,425)
Net assets at beginning of
 period............................   26,215,728     20,503,106      49,268,531
                                    ------------   ------------    ------------
Net assets at end of period........ $ 22,329,064   $ 26,215,728    $ 20,503,106
                                    ============   ============    ============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                        FOR THE YEARS ENDED DECEMBER 31,

                                                 SMALL/MID CAP GROWTH SUBACCOUNT
                                             -----------------------------------------
                                                2001          2000           1999
                                             ----------  ------------    -------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)............    $   (34,942)  $   570,559    $   810,295
 Realized gains (losses).................       (212,465)     (136,669)        16,952
 Change in unrealized appreciation
  (depreciation) during the period.......        391,420        (2,663)      (590,295)
                                             -----------   -----------    -----------
Net increase in net assets
 resulting from operations...............        144,013       431,227        236,952
Policy transactions:
 Net premiums from policyholders.........      3,794,737     1,474,342      1,533,102
 Net transfers to policyholders for
  benefits and terminations..............     (1,326,766)   (1,536,191)    (1,200,248)
                                             -----------   -----------    -----------
Net increase (decrease) in net
 assets resulting from policy
 transactions............................      2,467,971       (61,849)       332,854
                                             -----------   -----------    -----------
Total increase in net assets.............      2,611,984       369,378        569,806
Net assets at beginning of period .......      5,855,422     5,486,044      4,916,238
                                             -----------   -----------    -----------
Net assets at end of period..............    $ 8,467,406   $ 5,855,422    $ 5,486,044
                                             ===========   ===========    ===========

                                                    REAL ESTATE EQUITY SUBACCOUNT
                                               -----------------------------------------
                                                  2001           2000           1999
                                               ------------  ------------  -------------
Increase (decrease) in net assets
 from operations:
 Net investment income...................      $   229,751   $   465,264    $   255,391
 Realized losses.........................          (67,379)     (159,205)      (168,994)
 Change in unrealized appreciation
  (depreciation) during the period.......          128,322       919,904       (220,380)
                                               -----------   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations........          290,694     1,225,963       (133,983)
Policy transactions:
 Net premiums from policyholders.........        1,712,308     1,762,038        968,627
 Net transfers to policyholders for
  benefits and terminations..............       (2,078,180)   (1,130,179)    (2,335,552)
 Net change in policy loans..............          (26,470)      114,851             --
                                               -----------   -----------    -----------
Net increase (decrease) in net
 assets resulting from policy
 transactions............................         (392,342)      746,710     (1,366,925)
                                               -----------   -----------    -----------
Total increase (decrease) in net
 assets..................................         (101,648)    1,972,673     (1,500,908)
Net assets at beginning of period........        6,002,773     4,030,100      5,531,008
                                               -----------   -----------    -----------
Net assets at end of period..............      $ 5,901,125   $ 6,002,773    $ 4,030,100
                                               ===========   ===========    ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                        FOR THE YEARS ENDED DECEMBER 31,



                                                 GROWTH & INCOME SUBACCOUNT
                                         --------------------------------------------
                                             2001           2000            1999
                                         -------------  -------------  --------------
Increase (decrease) in net
 assets from operations:
 Net investment income.............      $  2,367,996   $ 44,427,885    $ 35,556,691
 Realized gains....................           205,711     18,300,286       5,502,422
 Change in unrealized
  appreciation (depreciation)
  during the period................       (37,067,063)   (96,829,044)      2,405,417
                                         ------------   ------------    ------------
Net increase (decrease) in net
 assets resulting from
 operations........................       (34,493,356)   (34,100,873)     43,464,530
Policy transactions:
 Net premiums from policyholders...        25,738,713     31,462,247      34,593,082
 Net transfers to policyholders
  for benefits and terminations....       (29,810,655)   (71,685,409)    (34,650,911)
 Net change in policy loans........         1,375,781      1,310,472              --
                                         ------------   ------------    ------------
Net decrease in net assets
 resulting from policy
 transactions......................        (2,696,161)   (38,912,690)        (57,829)
                                         ------------   ------------    ------------
Total increase (decrease) in net
 assets............................       (37,189,517)   (73,013,563)     43,406,701
Net assets at beginning of
 period............................       267,486,534    340,500,097     297,093,396
                                         ------------   ------------    ------------
Net assets at end of period........      $230,297,017   $267,486,534    $340,500,097
                                         ============   ============    ============

                                                MANAGED SUBACCOUNT
                                    --------------------------------------------
                                        2001           2000            1999
                                    -------------  -------------  --------------
Increase (decrease) in net
 assets from operations:
 Net investment income............. $  2,443,135   $ 11,092,640    $ 10,302,317
 Realized gains....................      528,773      1,551,519         996,546
 Change in unrealized
  depreciation during the period...   (5,276,809)   (12,278,637)     (2,108,530)
                                    ------------   ------------    ------------
Net increase (decrease) in net
 assets resulting from
 operations........................   (2,304,901)       365,522       9,190,333
Policy transactions:
 Net premiums from policyholders...   12,491,524     12,192,565      13,430,282
 Net transfers to policyholders
  for benefits and terminations....  (13,566,962)   (19,842,234)    (14,305,859)
 Net change in policy loans........     (334,235)       630,955              --
                                    ------------   ------------    ------------
Net decrease in net assets
 resulting from policy
 transactions......................   (1,409,673)    (7,018,714)       (875,577)
                                    ------------   ------------    ------------
Total increase (decrease) in net
 assets............................   (3,714,574)    (6,653,192)      8,314,756
Net assets at beginning of
 period............................  112,476,227    119,129,419     110,814,663
                                    ------------   ------------    ------------
Net assets at end of period........ $108,761,653   $112,476,227    $119,129,419
                                    ============   ============    ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                        FOR THE YEARS ENDED DECEMBER 31,

                                                 SHORT-TERM BOND SUBACCOUNT
                                              ----------------------------------
                                                 2001        2000        1999
                                              -----------  ---------  ----------
Increase (decrease) in net assets from
 operations:
 Net investment income .....................  $   24,452   $ 15,494    $  14,042
 Realized gains (losses) ...................       8,797     (2,287)      (8,638)
 Change in unrealized appreciation
  (depreciation) during the period .........      (2,372)     6,756       (2,442)
                                              ----------   --------    ---------
Net increase in net assets resulting from
 operations ................................      30,877     19,963        2,962
Policy transactions:
 Net premiums from policyholders ...........     814,841    167,135      109,732
 Net transfers to policyholders for
  benefits and terminations ................    (148,073)   (69,043)    (370,270)
                                              ----------   --------    ---------
Net increase (decrease) in net assets
 resulting from policy transactions ........     666,768     98,092     (260,538)
                                              ----------   --------    ---------
Total increase (decrease) in net assets ....     697,645    118,055     (257,576)
Net assets at beginning of period ..........     356,968    238,913      496,489
                                              ----------   --------   ----------
Net assets at end of period ................  $1,054,613   $356,968    $ 238,913
                                              ==========   ========    =========

                                                 SMALL CAP EQUITY SUBACCOUNT
                                              ---------------------------------------
                                                 2001          2000          1999
                                              ------------  -----------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) ..............  $   (18,893)  $  297,508    $    61,905
 Realized losses ...........................     (553,686)    (110,857)       (33,134)
 Change in unrealized appreciation
  (depreciation) during the period .........      580,661     (668,463)      (148,401)
                                              -----------   ----------    -----------
Net increase (decrease) in net
 assets resulting from operations ..........        8,082     (481,812)      (119,630)
Policy transactions:
 Net premiums from policyholders ...........    2,680,094    1,608,648      1,483,922
 Net transfers to policyholders for
  benefits and terminations ................   (2,188,533)    (452,406)      (447,402)
                                              -----------   ----------    -----------
Net increase (decrease) in net
 assets resulting from policy
 transactions ..............................     (491,561)   1,156,242      1,036,520
                                              -----------   ----------    -----------
Total increase in net assets ...............      499,643      674,430        916,890
Net assets at beginning of period ..........    4,141,822    3,467,392      2,550,502
                                              -----------   ----------   ------------
Net assets at end of period ................  $ 4,641,465   $4,141,822    $ 3,467,392
                                              ===========   ==========    ===========


See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                        FOR THE YEARS ENDED DECEMBER 31,

                                         INTERNATIONAL OPPORTUNITIES SUBACCOUNT
                                         ---------------------------------------
                                            2001          2000           1999
                                         ------------  ------------  --------------
Increase (decrease) in net assets
 from operations:
 Net investment income ...............   $    26,015   $   564,716    $   223,214
 Realized gains (losses) .............    (2,366,905)      348,813        155,412
 Change in unrealized appreciation
  (depreciation) during the period ...      (510,586)   (2,497,504)       387,412
                                         -----------   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations ....    (2,851,476)   (1,583,975)       766,038
Policy transactions:
 Net premiums from policyholders .....     9,239,568     9,284,275      2,354,681
 Net transfers to policyholders for
  benefits and terminations ..........    (5,328,329)     (469,272)    (3,673,500)
                                         -----------   -----------    -----------
Net increase (decrease) in net
 assets resulting from policy
 transactions ........................     3,911,239     8,815,003     (1,318,819)
                                         -----------   -----------    -----------
Total increase (decrease) in net
 assets ..............................     1,059,763     7,231,028       (552,781)
Net assets at beginning of period ....    10,859,971     3,628,943      4,181,724
                                         -----------   -----------    -----------
Net assets at end of period ..........   $11,919,734   $10,859,971    $ 3,628,943
                                         ===========   ===========    ===========

                                                 EQUITY INDEX SUBACCOUNT
                                         ---------------------------------------
                                            2001          2000           1999
                                         ------------  ------------  --------------
Increase (decrease) in net assets
 from operations:
 Net investment income ...............   $   291,987   $ 2,141,880    $   529,375
 Realized gains ......................     1,221,769       485,643        271,978
 Change in unrealized appreciation
  (depreciation) during the period ...    (8,084,684)   (8,035,375)     1,282,937
                                         -----------   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations ....    (6,570,928)   (5,407,852)     2,084,290
Policy transactions:
 Net premiums from policyholders .....    13,985,392    43,728,519      6,697,385
 Net transfers to policyholders for
  benefits and terminations ..........    (5,816,358)   (2,630,030)    (1,623,429)
                                         -----------   -----------    -----------
Net increase in net assets
 resulting from policy transactions ..     8,169,034    41,098,489      5,073,956
                                         -----------   -----------    -----------
Total increase in net assets .........     1,598,106    35,690,637      7,158,246
Net assets at beginning of period ....    50,096,716    14,406,079      7,247,833
                                         -----------   -----------    -----------
Net assets at end of period ..........   $51,694,822   $50,096,716    $14,406,079
                                         ===========   ===========    ===========


See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                        FOR THE YEARS ENDED DECEMBER 31,

                                                     GLOBAL BOND SUBACCOUNT
                                               -------------------------------------
                                                  2001         2000         1999
                                               -----------  -----------  -----------
Increase (decrease) in net assets from
 operations:
 Net investment income .....................   $   32,388   $   57,408    $  33,778
 Realized losses ...........................       (4,928)     (14,302)        (151)
 Change in unrealized appreciation
  (depreciation) during the period .........      (45,004)      63,359      (52,953)
                                               ----------   ----------    ---------
Net increase (decrease) in net assets
 resulting from operations .................      (17,544)     106,465      (19,326)
Policy transactions:
 Net premiums from policyholders ...........      352,334      396,099      696,619
 Net transfers to policyholders for
  benefits and terminations ................     (677,332)    (192,421)    (317,999)
                                               ----------   ----------    ---------
Net increase (decrease) in net assets
 resulting from policy transactions .. .....     (324,998)     203,678      378,620
                                               ----------   ----------    ---------
Total increase (decrease) in net assets ....     (342,542)     310,143      359,294
Net assets at beginning of period ..........    1,139,861      829,718      470,424
                                               ----------   ----------    ---------
Net assets at end of period ................   $  797,319   $1,139,861    $ 829,718
                                               ==========   ==========    =========

                                                    EMERGING MARKETS SUBACCOUNT
                                                 -----------------------------------
                                                   2001         2000         1999
                                                 ----------  -----------  ----------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) ..............     $  (2,905)  $   58,591    $ 15,170
 Realized gains (losses)                          (512,242)      19,902       1,838
 Change in unrealized appreciation .........
  (depreciation) during the period .........       454,961     (571,486)     92,713
                                                 ---------   ----------    --------
Net increase (decrease) in net assets
 resulting from operations .................       (60,186)    (492,993)    109,721
Policy transactions: .......................
 Net premiums from policyholders ...........       801,949    1,133,676     336,277
 Net transfers to policyholders for
  benefits and terminations ................      (590,080)    (337,143)     (8,915)
                                                 ---------   ----------    --------
Net increase in net assets resulting from
 policy transactions .......................       211,869      796,533     327,362
                                                 ---------   ----------    --------
Total increase in net assets ...............       151,683      303,540     437,083
Net assets at beginning of period ..........       741,352      437,812         729
                                                 ---------   ----------    --------
Net assets at end of period ................     $ 893,035   $  741,352    $437,812
                                                 =========   ==========    ========


See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                         BOND INDEX SUBACCOUNT
                                                                                 ------------------------------------
                                                                                     2001        2000        1999
                                                                                 -----------  ----------  -----------
Increase (decrease) in net assets from operations:
 Net investment income ......................................................... $  132,221   $  6,712    $  2,701
 Realized gains (losses) .......................................................     18,228       (607)     (1,613)
 Change in unrealized appreciation (depreciation) during the period ............    (26,418)     6,100      (1,753)
Net increase (decrease) in net assets resulting from operations ................    124,031     12,205        (665)
Policy transactions:
 Net premiums from policyholders ...............................................  5,105,113    196,240      80,921
 Net transfers to policyholders for benefits and terminations ..................   (129,767)   (16,742)    (20,596)
Net increase in net assets resulting from policy transactions ..................  4,975,346    179,498      60,325
                                                                                 ----------   --------    --------
Total increase (decrease) in net assets ........................................  5,099,377    191,703      59,660
Net assets at beginning of period ..............................................    265,912     74,209      14,549
                                                                                 ----------   --------    --------
Net assets at end of period .................................................... $5,365,289   $265,912    $ 74,209
                                                                                 ==========   ========    ========

                                                                                    SMALL/MID CAP CORE SUBACCOUNT
                                                                                 -----------------------------------
                                                                                    2001        2000        1999
                                                                                 ----------  ----------  -----------
Increase (decrease) in net assets from operations:
 Net investment income (loss) .................................................. $    (397)  $ 21,792    $  6,364
 Realized gains (losses) .......................................................    (3,169)     1,505       1,093
 Change in unrealized appreciation (depreciation) during the period ............    25,735    (13,928)      4,719
Net increase in net assets resulting from operations ...........................    22,169      9,369      12,176
Policy transactions:
 Net premiums from policyholders ...............................................   288,067    479,768      44,493
 Net transfers to policyholders for benefits and terminations ..................  (364,419)    (6,951)    (12,003)
                                                                                 ---------   --------    --------
Net increase (decrease) in net assets resulting from policy transactions .......   (76,352)   472,817      32,490
                                                                                 ---------   --------    --------
Total increase (decrease) in net assets ........................................   (54,183)   482,186      44,666
Net assets at beginning of period ..............................................   559,551     77,365      32,699
                                                                                 ---------   --------    --------
Net assets at end of period .................................................... $ 505,368   $559,551    $ 77,365
                                                                                 =========   ========    ========


See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                            HIGH YIELD BOND SUBACCOUNT
                                                                                      -------------------------------------
                                                                                          2001         2000         1999
                                                                                      ------------  -----------  ----------
Increase (decrease) in net assets from operations:
 Net investment income .........................................................      $    58,470   $   78,692    $ 2,791
 Realized losses ...............................................................         (133,868)     (12,114)      (396)
 Change in unrealized appreciation (depreciation) during the period ............          132,879     (188,735)    (1,172)
                                                                                      -----------   ----------    -------
Net increase (decrease) in net assets resulting from operations ................           57,481     (122,157)     1,223
Policy transactions:
 Net premiums from policyholders ...............................................          906,532    1,514,684     69,375
 Net transfers to policyholders for benefits and terminations ..................       (1,363,474)     (88,711)        --
                                                                                      -----------   ----------    -------
Net increase (decrease) in net assets resulting from policy transactions .......         (456,942)   1,425,973     69,375
                                                                                      -----------   ----------    -------
Total increase (decrease) in net assets ........................................         (399,461)   1,303,816     70,598
Net assets at beginning of period ..............................................        1,379,867       76,051      5,453
                                                                                      -----------   ----------    -------
Net assets at end of period ....................................................      $   980,406   $1,379,867    $76,051
                                                                                      ===========   ==========    =======

                                                                                            TUNER CORE GROWTH SUBACCOUNT
                                                                                         -----------------------------------
                                                                                            2001        2000         1999
                                                                                         ----------  ----------  -----------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ..................................................         $  (1,561)  $  50,617    $ 18,189
 Realized gains (losses) .......................................................           (91,201)     20,969      26,736
 Change in unrealized appreciation (depreciation) during the period ............           (12,342)   (120,040)     23,628
                                                                                         ---------   ---------    --------
Net increase (decrease) in net assets resulting from operations ................          (105,104)    (48,454)     68,553
Policy transactions:
 Net premiums from policyholders ...............................................           316,791     192,556     109,802
 Net transfers to policyholders for benefits and terminations ..................          (219,789)    (31,415)    (45,555)
                                                                                         ---------   ---------    --------
Net increase in net assets resulting from policy transactions ..................            97,002     161,141      64,247
                                                                                         ---------   ---------    --------
Total increase (decrease) in net assets ........................................            (8,102)    112,687     132,800
Net assets at beginning of period ..............................................           370,494     257,807     125,007
                                                                                         ---------   ---------    --------
Net assets at end of period ....................................................         $ 362,392   $ 370,494    $257,807
                                                                                         =========   =========    ========


See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                        FOR THE YEARS ENDED DECEMBER 31,


                                                                                       BRANDES INTERNATIONAL EQUITY SUBACCOUNT
                                                                                     -------------------------------------------
                                                                                          2001           2000           1999
                                                                                     -------------  -------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income .........................................................      $    8,649     $   87,962      $ 14,188
 Realized gains ................................................................          71,897         13,902        11,526
 Change in unrealized appreciation (depreciation) during the period ............        (246,498)       (35,201)      122,734
                                                                                      ----------     ----------      --------
Net increase (decrease) in net assets resulting from operations ................        (165,952)        66,663       148,448
Policy transactions:
 Net premiums from policyholders ...............................................       1,103,449        616,308       152,629
 Net transfers to policyholders for benefits and terminations ..................        (979,043)       (39,267)      (31,332)
                                                                                      ----------     ----------      --------
Net increase in net assets resulting from policy transactions ..................         124,406        577,041       121,297
                                                                                      ----------     ----------      --------
Total increase (decrease) in net assets ........................................         (41,546)       643,704       269,745
Net assets at beginning of period ..............................................       1,169,206        525,502       255,757
                                                                                      ----------     ----------      --------
Net assets at end of period ....................................................      $1,127,660     $1,169,206      $525,502
                                                                                      ==========     ==========      ========

                                                                                     FRONTIER CAPITAL APPRECIATION SUBACCOUNT
                                                                                   --------------------------------------------
                                                                                       2001          2000            1999
                                                                                   ------------  ------------  ----------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ..................................................    $  (2,728)    $ 130,136      $     8,771
 Realized gains (losses) .......................................................      (50,194)       68,311          (59,550)
 Change in unrealized appreciation (depreciation) during the period ............       52,457      (175,994)          89,369
                                                                                    ---------     ---------      -----------
Net increase (decrease) in net assets resulting from operations ................         (465)       22,453           38,590
Policy transactions:
 Net premiums from policyholders ...............................................      445,490       219,803          103,675
 Net transfers to policyholders for benefits and terminations ..................     (501,765)     (179,523)      (2,221,410)
                                                                                    ---------     ---------      -----------
Net increase (decrease) in net assets resulting from policy transactions .......      (56,275)       40,280       (2,117,735)
                                                                                    ---------     ---------      -----------
Total increase (decrease) in net assets ........................................      (56,740)       62,733       (2,079,145)
Net assets at beginning of period ..............................................      516,716       453,983        2,533,128
                                                                                    ---------     ---------      -----------
Net assets at end of period ....................................................    $ 459,976     $ 516,716      $   453,983
                                                                                    =========     =========      ===========


See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                        CLIFTON ENHANCED US EQUITY SUBACCOUNT
                                                                                      -----------------------------------------
                                                                                          2001          2000           1999*
                                                                                      ------------  ------------  -------------
Increase (decrease) in net assets from operations:
 Net investment income .........................................................        $ 1,117       $ 3,190        $ 1,374
 Realized gains (losses) .......................................................           (826)          302             11
 Change in unrealized appreciation (depreciation) during the period ............         (3,148)       (5,562)         1,285
                                                                                        -------       -------        -------
Net increase (decrease) in net assets resulting from operations ................         (2,857)       (2,070)         2,670
Policy transactions:
 Net premiums from policyholders ...............................................         10,070        16,541         15,505
 Net transfers to policyholders for benefits and terminations ..................         (2,449)       (9,351)            --
                                                                                        -------       -------        -------
Net increase in net assets resulting from policy transactions ..................          7,621         7,190         15,505
                                                                                        -------       -------        -------
Total increase in net assets ...................................................          4,764         5,120         18,175
Net assets at beginning of period ..............................................         23,295        18,175             --
                                                                                        -------       -------        -------
Net assets at end of period ....................................................        $28,059       $23,295        $18,175
                                                                                        =======       =======        =======

                                                                                LARGE CAP                  FUNDAMENTAL
                                                                       AGGRESSIVE GROWTH SUBACCOUNT      GROWTH  SUBACCOUNT
                                                                       ----------------------------     ----------------------
                                                                           2001          2000**           2001       2000**
                                                                       ------------   -------------     --------  ------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) .....................................       $  (11)       $    30       $   (62)   $     1,351
 Realized losses ..................................................          (68)            (8)         (340)           (10)
 Change in unrealized depreciation during the period ..............         (216)          (616)       (3,866)        (1,226)
                                                                          ------        -------       -------    -----------
Net increase (decrease) in net assets resulting from operations             (295)          (594)       (4,268)           115
Policy transactions:
 Net premiums from policyholders ..................................            5          2,528         9,554      9,264,914
 Net transfers to policyholders for benefits and terminations               (120)            --        (7,743)    (9,251,776)
                                                                          ------        -------       -------    -----------
Net increase (decrease) in net assets resulting from
 policy transactions ..............................................         (115)         2,528         1,811         13,138
                                                                          ------        -------       -------    -----------
Total increase (decrease) in net assets ...........................         (410)         1,934        (2,457)        13,253
Net assets at beginning of period .................................        1,934             --        13,253             --
                                                                          ------        -------       -------    -----------
Net assets at end of period .......................................       $1,524        $ 1,934       $10,796    $    13,253
                                                                          ======        =======       =======    ===========

___________________________

  * From May 1, 1999 (commencement of operations).
 ** From April 24, 2000 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                                                 AIM V.I. VALUE     FIDELITY VIP GROWTH
                                                                                   SUBACCOUNT            SUBACCOUNT
                                                                                 ---------------    -------------------
                                                                                  2001    2000*      2001        2000*
                                                                                 ------  -------    ------      -------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) ............................................      $   (44)  $   230    $   (18)     $   (6)
 Realized losses .........................................................         (503)      (11)    (1,445)         (7)
 Change in unrealized appreciation
  (depreciation) during the period .......................................       (1,395)   (1,068)       469        (525)
                                                                                -------   -------    -------      ------
Net decrease in net assets
 resulting from operations ...............................................       (1,942)     (849)      (994)       (538)
Policy transactions:
 Net premiums from policyholders .........................................       12,072    12,213      1,474       5,160
 Net transfers to policyholders
  for benefits and terminations ..........................................       (3,006)   (6,072)    (4,037)       (394)
                                                                                -------   -------    -------      ------
Net increase (decrease) in net
 assets resulting from policy
 transactions ............................................................        9,066     6,141     (2,563)      4,766
                                                                                -------   -------    -------      ------
Total increase (decrease) in net assets ..................................        7,124     5,292     (3,557)      4,228
Net assets at beginning of period ........................................        5,292        --      4,228          --
                                                                                -------   -------    -------      ------
Net assets at end of period ..............................................      $12,416   $ 5,292    $   671      $4,228
                                                                                =======   =======    =======      ======


                                                                                          FIDELITY VIP II CONTRAFUND
                                                                                                  SUBACCOUNT
                                                                                          --------------------------
                                                                                              2001          2000*
                                                                                          ------------   -----------
Increase (decrease) in net assets from operations:

 Net investment loss ...........................................................            $   (24)        $   (12)
 Realized losses ...............................................................               (958)             (4)
 Change in unrealized depreciation during the
  period .......................................................................               (616)           (366)
                                                                                            -------         -------
Net decrease in net assets resulting from
 operations ....................................................................             (1,598)           (382)
Policy transactions:
 Net premiums from policyholders ...............................................             10,866          13,880
 Net transfers to policyholders for benefits
  and terminations .............................................................             (3,652)         (6,991)
                                                                                            -------         -------
Net increase in net assets resulting from
 policy transactions ...........................................................              7,214           6,889
                                                                                            -------         -------
Total increase in net assets ...................................................              5,616           6,507
Net assets at beginning of period ..............................................              6,507              --
                                                                                            -------         -------
Net assets at end of period ....................................................            $12,123         $ 6,507
                                                                                            =======         =======


_________________________

 * From April 24, 2000 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                                                             MFS NEW          V.A. STRATEGIC
                                                                                        DISCOVERY SERIES          INCOME
                                                                                           SUBACCOUNT           SUBACCOUNT
                                                                                        ----------------      --------------
                                                                                         2001     2000*           2001**
                                                                                        ------   -------      --------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) ..................................................       $  2,735   $    (19)      $     3
 Realized gains (losses) .......................................................         (1,901)        (7)            1
 Change in unrealized appreciation
  (depreciation) during the period .............................................           (743)       197             1
                                                                                       --------   --------       -------
Net increase in net assets resulting
 from operations ...............................................................             91        171             5
Policy transactions:
 Net premiums from policyholders ...............................................        102,334     37,394         2,513
 Net transfers to policyholders for
  benefits and terminations ....................................................        (14,675)   (18,758)       (2,374)
                                                                                       --------   --------       -------
Net increase in net assets resulting
 from policy transactions ......................................................         87,659     18,636           139
                                                                                       --------   --------       -------
Total increase in net assets ...................................................         87,750     18,807           144
Net assets at beginning of period ..............................................         18,807         --            --
                                                                                       --------   --------       -------
Net assets at end of period ....................................................       $106,557   $ 18,807       $   144
                                                                                       ========   ========       =======


                                                                                     HEALTH    INTERNATIONAL   LARGE/MIDCAP
                                                                                    SCIENCES      EQUITY          VALUE
                                                                                   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                                                                   ----------   ----------     ----------
                                                                                     2001**       2001**         2001**
                                                                                   ----------   ----------     ----------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) ..................................................    $   (3)       $   (1)      $    2,357
 Realized losses ...............................................................        (1)           --           (5,237)
 Change in unrealized appreciation
  (depreciation) during the period .............................................       (22)            7           (4,848)
                                                                                    ------        ------       ----------
Net increase (decrease) in net
 assets resulting from operations ..............................................       (26)            6           (7,728)
Policy transactions:
 Net premiums from policyholders ...............................................     3,403         1,026        4,400,939
 Net transfers to policyholders for
  benefits and terminations ....................................................       (29)           --               --
                                                                                    ------        ------       ----------
Net increase in net assets resulting
 from policy transactions ......................................................     3,374         1,026        4,400,939
                                                                                    ------        ------       ----------
Total increase in net assets ...................................................     3,348         1,032        4,393,211
Net assets at beginning of period ..............................................        --            --               --
                                                                                    ------        ------       ----------
Net assets at end of period ....................................................    $3,348        $1,032       $4,393,211
                                                                                    ======        ======       ==========

___________________

  * From April 24, 2000 (commencement of operations).
 ** From commencement of operations (refer to footnote d in notes to financial statements #6)

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                                             SMALL CAP     AIM V.I.        MFS         TEMPLETON
                                                                               VALUE     GROWTH SERIES   RESEARCH    INTERNATIONAL
                                                                             SUBACCOUNT   SUBACCOUNT      SERIES      SUBACCOUNT
                                                                             ----------  -------------  ----------  ---------------
                                                                               2001*         2001*        2001*          2001*
                                                                             ----------  -------------  ----------  ---------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ..........................................      $    58       $    2       $   (2)        $   (3)
 Realized gains (losses) ...............................................         (144)          --            1              1
 Change in unrealized appreciation during the period ...................        2,861           68          114             83
                                                                              -------       ------       ------         ------
Net increase in net assets resulting from operations ...................        2,775           70          113             81
Policy transactions:
 Net premiums from policyholders .......................................       34,295        1,655        1,655          2,069
 Net transfers to policyholders for benefits and terminations ..........       (5,922)         (13)         (14)           (17)
                                                                              -------       ------       ------         ------
Net increase in net assets resulting from policy transactions ..........       28,373        1,642        1,641          2,052
                                                                              -------       ------       ------         ------
Total increase in net assets ...........................................       31,148        1,712        1,754          2,133
Net assets at beginning of period ......................................           --           --           --             --
                                                                              -------       ------       ------         ------
Net assets at end of period ............................................      $31,148       $1,712       $1,754         $2,133
                                                                              =======       ======       ======         ======

 -------------------------

 * From commencement of operations (refer to footnote d in notes to financial statements #6)

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2001

1. ORGANIZATION

John Hancock Variable Life Account UV (the Account) is a separate investment account of John Hancock Insurance Company (JHLICO), a wholly-owned subsidiary of John Hancock Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHLICO. Currently, the Account funds the UV VLI Class #1, UV VLI Class #2, UV MVL Class #3, UV Flex Class #4, UV Flex II Class #5, UV VEP Class #7, UV VEP Class #8, UV VEP Class #9, NY MEVL3 Class #13, NY MVUL98 Class #14, NY VCOLI1 Class #15, NY VCOLI2 Class #16, and NY VCOLI3 Class #17 Policies. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of thirty-nine subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Trust), John Hancock Declaration Trust (Declaration Trust) or of other Outside Investment Trusts (Outside Trust). New subaccounts may be added as new Portfolios are added to the Trust, Declaration Trust, or to the Outside Trust, or as other investment options are developed and made available to policyholders. The thirty-nine Portfolios of the Trust, Declaration Trust, and the Outside Trust which are currently available are the Large Cap Growth, Active Bond, International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, Global Bond, Emerging Markets (formerly Emerging Markets Equity), Bond Index, Small/Mid Cap CORE, High Yield Bond, Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced US Equity, Large Cap Aggressive Growth, Fundamental Growth, AIM V.I. Value, Fidelity VIP Growth, Fidelity VIP Contrafund, MFS New Discovery Series, V.A. Strategic Income, Health Sciences, International Equity, Large/ Mid Cap Value, Small Cap Value (formerly Small/Mid Cap Value), AIM V.I. Growth Series, MFS Research Series, and Templeton International II Portfolios. Each portfolio has a different investment objective.

The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

The assets of the Account are the property of JHLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Investment in shares of the Trust, Declaration Trust and of the Outside Trust are valued at the reported net asset values of the respective Funds. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Fund shares are determined on the basis of identified cost.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

                          NOTES TO FINANCIAL STATEMENTS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of JHLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, JHLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

EXPENSES

JHLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. Additionally, a monthly charge at varying levels for the cost of extra insurance is deducted from the net assets of the Account.

JHLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables to/from portfolios/JHLICO are due to unsettled policy transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due to/ from either the respective portfolio and/or John Hancock Life Insurance Company for the benefit of policyholders.

3. TRANSACTION WITH AFFILIATES

John Hancock acts as the distributor, principal underwriter and investment advisor for the Trust. Certain officers of the Account are officers and directors of JHLICO or the Trust.

4. NEW AUDIT GUIDE

Effective January 1, 2001, the Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the Guide), as revised, effective for fiscal years beginning after December 15, 2001. The adoption of the Guide did not impact the total net assets of the subaccounts for fiscal year 2001. Certain disclosures in the financial statements of the Account have changed as a result of the adoption of the Guide. The financial statement presentation of the account for the years prior to 2001 have not been restated.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

5. DETAILS OF INVESTMENTS

The details of the shares owned, cost and value of investments in the Subaccounts of the Trust, Declaration Trust and of the Outside Trust at December 31, 2001 were as follows:


                                                                                  SHARES
                               SUBACCOUNT                                         OWNED         COST          VALUE
-----------------------------------------------------------------------------------------------------------------------
Large Cap Growth ..........................................................      2,623,627  $ 57,185,452   $ 40,778,508
Active Bond ...............................................................     10,175,029    97,694,098     97,207,604
International Equity Index ................................................        432,725     6,967,156      5,224,610
Small Cap Growth ..........................................................        414,200     6,562,618      4,876,292
Global Balanced ...........................................................        379,126     3,256,776      3,248,070
Mid Cap Growth ............................................................      1,788,114    28,987,247     17,593,663
Large Cap Value ...........................................................      1,653,036    23,170,864     23,397,684
Money Market ..............................................................     20,091,408    20,091,408     20,091,408
Small/Mid Cap Growth ......................................................        600,897     8,631,789      8,467,406
Real Estate Equity ........................................................        407,874     5,396,915      5,525,379
Growth & Income ...........................................................     16,569,601   265,476,417    197,711,222
Managed ...................................................................      7,248,546   102,582,559     94,814,008
Short Term Bond ...........................................................        104,302     1,057,065      1,054,613
Small Cap Equity Portfolio ................................................        527,967     4,993,102      4,641,466
International Opportunities ...............................................      1,281,466    14,273,081     11,919,734
Equity Index ..............................................................      3,480,909    65,793,278     51,694,821
Global Bond ...............................................................         81,878       826,341        797,319
Emerging Markets ..........................................................        138,705       916,897        893,036
Bond Index ................................................................        542,637     5,387,511      5,365,289
Small/Mid Cap CORE ........................................................         51,482       486,954        505,368
High Yield Bond ...........................................................        143,544     1,037,452        980,405
Turner Core Growth ........................................................         27,044       441,220        362,393
Brandes International Equity ..............................................         91,161     1,280,573      1,127,660
Frontier Capital Appreciation .............................................         27,169       461,198        459,976
Clifton Enhanced US Equity ................................................          2,069        35,484         28,059
Large Cap Aggressive Growth ...............................................            188         2,356          1,524
Fundamental Growth ........................................................          1,273        15,888         10,796
AIM V.I. Value ............................................................          5,532        14,880         12,416
Fidelity VIP Growth .......................................................             20           727            671
Fidelity VIP II Contrafund ................................................            604        13,106         12,123
MFS New Discovery Series ..................................................          6,978       107,103        106,557
V.A. Strategic Income .....................................................             16           143            144
Health Sciences Fund ......................................................            341         3,370          3,348
International Equity ......................................................            137         1,025          1,032
Large/Mid Cap Value .......................................................        411,986     4,398,059      4,393,211
Small Cap Value ...........................................................          2,264        28,288         31,149
AIM V.I. Growth Series ....................................................            105         1,644          1,712
MFS Research Series .......................................................            122         1,640          1,754
Templeton International ...................................................            182         2,050          2,133

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Trust, Declaration Trust and of the Outside Trust during 2001 were as follows:


     SUBACCOUNT                                                                             PURCHASES       SALES
     ----------                                                                             ---------       -----
Large Cap Growth .....................................................................     $10,804,464   $ 3,042,541
Active Bond ..........................................................................      16,609,722     7,469,708
International Equity Index ...........................................................       1,185,789       993,377
Small Cap Growth .....................................................................       1,648,903     2,511,644
Global Balanced ......................................................................       3,149,776        69,865
Mid Cap Growth .......................................................................      12,345,246     2,849,824
Large Cap Value ......................................................................       9,841,981     1,226,858
Money Market .........................................................................      15,460,482    19,348,199
Small/Mid Cap Growth .................................................................       3,467,498     1,034,469
Real Estate Equity ...................................................................       1,668,166     1,690,773
Growth & Income ......................................................................      13,637,246    12,552,806
Managed ..............................................................................       8,042,371     6,853,899
Short Term Bond ......................................................................       1,003,940       312,720
Small Cap Equity .....................................................................       2,687,802     2,215,133
International Opportunities ..........................................................       8,249,954     4,312,700
Equity Index .........................................................................      14,738,704     4,705,379
Global Bond ..........................................................................         350,575       643,185
Emerging Markets .....................................................................         752,255       543,290
Bond Index ...........................................................................       5,382,722       266,363
Small/Mid Cap CORE ...................................................................         540,923       617,672
High Yield Bond ......................................................................       1,143,455     1,541,928
Turner Core Growth ...................................................................         316,156       220,714
Brandes International Equity .........................................................       1,072,801       896,044
Frontier Capital Appreciation ........................................................         482,709       537,110
Clifton Enhanced US Equity ...........................................................          11,334         2,596
Large Cap Aggressive Growth ..........................................................              --           126
Fundamental Growth ...................................................................           2,150           401
AIM V.I. Value .......................................................................          10,887         1,614
Fidelity VIP Growth ..................................................................           1,088         3,397
Fidelity VIP II Contrafund ...........................................................          11,048         3,694
MFS New Discovery Series .............................................................          97,625         7,106
V.A. Strategic Income ................................................................             242           100
Health Sciences Fund .................................................................           3,402            31
International Equity .................................................................           1,034             9
Large/Mid Cap Value ..................................................................       4,503,258        99,962
Small Cap Value ......................................................................          34,680         6,084
AIM V.I. Growth Series ...............................................................           1,659            15
MFS Research Series ..................................................................           1,655            16
Templeton International ..............................................................           2,068            19

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

6. UNIT VALUES

A summary of unit values and units outstanding for variable life contracts and the expense and the investment income ratios, excluding expenses of the underlying Portfolios were as follows:

                                      AT DECEMBER 31, 2001                 FOR THE YEAR OR PERIODS ENDED DECEMBER 31, 2001
                               ------------------------------------     ----------------------------------------------------
                               UNITS         UNIT FAIR       ASSETS       EXPENSE RATIO*      INVESTMENT            TOTAL
         SUBACCOUNT            (000S)       VALUE LOWEST     (000S)     LOWEST TO HIGHEST   INCOME RATIO**        RETURN***
         ----------            ------        TO HIGHEST      ------     -----------------   --------------        LOWEST TO
                                            ------------                                                           HIGHEST
                                                                                                                  ---------
Large Cap Growth                 627     $14.90 to $58.93   $ 43,595      0.05% to 0.625%       0.98%      (18.04)% to 49.00%/e/
Active Bond                    1,941      13.84 to 66.70     108,818       0.05 to 0.625        7.87         6.80 to 38.40/e/
International Equity Index       221      10.19 to 19.15       5,654       0.05 to 0.625        2.70        (20.79) to 1.90/e/
Small Cap Growth                 330      14.70 to 16.83       4,876       0.05 to 0.625          --/c/         (13.12) to 68.30
Global Balanced                  291      10.88 to 11.56       3,248       0.60 to 0.625        0.57         (7.08) to (6.99)
Mid Cap Growth                 1,234      14.20 to 16.04      17,594       0.05 to 0.625          --/c/        (37.33) to 60.40/e/
Large Cap Value                1,282      15.89 to 18.90      23,398       0.05 to 0.625        1.83         0.66 to 58.90/e/
Money Market                     684      12.56 to 34.50      22,329       0.05 to 0.625        5.38         3.29 to 25.60/e/
Small/Mid Cap Growth             388      14.38 to 23.01       8,467       0.05 to 0.625          --/c/         2.00 to 121.80/e/
Real Estate Equity               133      13.29 to 32.43       5,901       0.05 to 0.625        5.72         5.07 to 32.90/e/
Growth & Income                1,818      13.99 to 137.76    230,297       0.05 to 0.625        1.94        (16.00) to 39.90/e/
Managed                        1,273      14.88 to 45.24     108,762       0.60 to 0.625        3.72         (3.47) to (3.41)
Short Term Bond                   70      13.29 to 15.68       1,055       0.05 to 0.625        5.62        (11.57) to 32.90/e/
Small Cap Equity                 436      10.30 to 11.04       4,641       0.05 to 0.625        0.09         (4.40) to 3.00/e/
International Opportunities    1,104      10.52 to 11.18      11,920       0.05 to 0.625        1.07        (21.41) to 5.20/e/
Equity Index                   2,838      15.82 to 18.87      51,695       0.05 to 0.625        1.52        (12.54) to 58.20/e/
Global Bond                       60      12.73 to 13.63         797       0.05 to 0.625        4.57        (2.07) to 27.30/e/
Emerging Markets                 122       7.29 to 7.46          893       0.05 to 0.625        0.31       (26.20) to (4.07)/e/
Bond Index                       436      12.30 to 12.58       5,365       0.60 to 0.625        6.46           6.86 to 7.22
Small/Mid Cap CORE                45      11.19 to 11.44         505       0.60 to 0.625        0.71          (0.36) to 0.09
High Yield Bond                  108       9.08 to 9.29          980       0.50 to 0.625       10.50         (8.00) to 1.68/e/
Turner Core Growth                21      16.67 to 19.69         362       0.50 to 0.625        0.14        (24.04) to 66.70/e/
Brandes International Equity      71      15.28 to 16.10       1,128       0.50 to 0.625        1.55        (13.33) to 61.00/e/
Frontier Capital Appreciation     21      19.76 to 24.69         460       0.50 to 0.625                    (2.09) to 97.60/e/
Clifton Enhanced US Equity         3      10.25 to 13.83          28           0.60                               (13.50)
Large Cap Aggressive Growth       --/a/    6.71 to 8.33            2           0.625              --/c/           (15.34)
Fundamental Growth                 2       6.12 to 10.16          11           0.625              --/c/           (32.72)
AIM V.I. Value                     2       7.13 to 29.72          12       0.525 to 0.625       0.19        (13.17) to (12.95)
Fidelity VIP Growth               --/a/    7.12 to 71.07           1           0.625              --/c/              (18.22)
Fidelity VIP II Contrafund         1       8.26 to 27.72          12       0.575 to 0.625       0.43        (13.06) to (12.86)
MFS New Discovery Series          11       9.12 to 16.49         107       0.575 to 0.625       5.14         (5.69) to (5.59)
V.A. Strategic Income             --/a/   10.33 to 13.79          --/b/        0.625            3.11/d/           3.30/f/
Health Sciences Fund              --/a/    9.77 to 9.81            3           0.625              --/c/          (2.30)/f/
International Equity              --/a/    8.03 to 8.43            1           0.625              --/c/          (16.00)/f/
Large/Mid Cap Value              322       9.40 to 16.44       4,393       0.50 to 0.625        0.30/d/      (6.00) to 64.40/f/
Small Cap Value                    3      10.44 to 16.79          31       0.50 to 0.625        0.97/d/        4.40 to 4.80/f/
AIM V.I. Growth Series            --/a/    8.44 to 20.77           2           0.625            0.34/d/          (15.60)/f/
MFS Research Series               --/a/    8.61 to 18.67           2           0.625              --/c/          (14.10)/f/
Templeton International           --/a/    8.17 to 8.19            2           0.60               --/c/          (18.30)/f/

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

  * These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

 ** These amounts represent the dividends and other income received by the subaccount from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the commencement date through the end of the reporting period.

 a. Total accumulation units not greater than 500 units.

 b. Total assets not greater than $500.

 c. Portfolio distributed no dividends during the year.

 d. From May 1, 2001 (commencement of operations). Investment Income Ratio is annualized.

 e. From July 20, 2001 (inception of investment option). $10.00 initial offering price.

 f. From May 1, 2001 (inception of investment option). $10.00 initial offering price.

                   ALPHABETICAL INDEX OF KEY WORDS AND PHRASES


  This index should help you locate more information about many of the important concepts in this prospectus.

 KEY WORD OR PHRASE                   PAGE        KEY WORD OR PHRASE                         PAGE
Account ............................   30         modified endowment .......................  38
account value ......................    8         monthly deduction date ...................  32
Additional Sum Insured .............   15         Option A; Option B .......................  15
asset-based risk charge ............    9         optional rider benefits ..................  16
attained age .......................    9         owner ....................................   5
Basic Sum Insured ..................   15         partial withdrawal .......................  14
beneficiary ........................   41         partial withdrawal charge ................  10
business day .......................   30         payment options ..........................  18
changing Option A or B .............   17         Planned Premium ..........................   6
changing the Total Sum Insured .....   17         policy anniversary .......................  31
charges ............................    8         policy year ..............................  31
Code ...............................   37         premium; premium payment .................   5
cost of insurance rates ............    9         premium sales charge .....................   9
date of issue ......................   31         prospectus ...............................   3
death benefit ......................    5         receive; receipt .........................  20
deductions .........................    8         reinstate; reinstatement .................   7
expenses of the Series Funds .......   10         SEC ......................................   2
fixed investment option ............   30         Separate Account UV ......................  30
full surrender .....................   13         Series Funds .............................   2
fund ...............................    2         Servicing Office .........................   2
grace period .......................    7         special loan account .....................  14
guaranteed death benefit feature ...    7         subaccount ...............................  30
Guaranteed Death Benefit Premium ...    7         surrender ................................   5
insurance charge ...................    9         surrender value ..........................  13
insured person .....................    5         Target Premium ...........................   9
investment options .................    1         tax considerations .......................  36
John Hancock .......................   30         telephone transfers ......................  20
lapse ..............................    7         Total Sum Insured ........................  15
loan ...............................   14         transfers of account value ...............  13
loan interest ......................   14         variable investment option ...............   1
maximum premiums ...................    6         we; us ...................................  30
Minimum Initial Premium ............   31         withdrawal ...............................  14
minimum insurance amount ...........   16         withdrawal charges .......................  10
minimum premiums ...................    6         you; your ................................   5

                          SUPPLEMENT DATED MAY 1, 2002
                                       TO
                         PROSPECTUSES DATED MAY 1, 2002

This Supplement is intended to be distributed with prospectuses dated May 1, 2002 for certain variable life insurance policies that were issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") before May 1, 2002 ("Product Prospectuses").

The variable life insurance policies involved currently bear the title "MAJESTIC VARIABLE COLI," "MAJESTIC VARIABLE ESTATE PROTECTION," "MAJESTIC VARIABLE ESTATE PROTECTION 98," "MAJESTIC VARIABLE UNIVERSAL LIFE," "MAJESTIC VARIABLE UNIVERSAL LIFE 98," "MEDALLION EXECUTIVE VARIABLE LIFE," "MEDALLION EXECUTIVE VARIABLE LIFE II," "MEDALLION EXECUTIVE VARIABLE LIFE III," "MEDALLION VARIABLE UNIVERSAL LIFE EDGE," "MEDALLION VARIABLE UNIVERSAL LIFE PLUS," "VARIABLE ESTATE PROTECTION," VARIABLE ESTATE PROTECTION EDGE," "VARIABLE ESTATE PROTECTION PLUS" or "VARIABLE MASTER PLAN PLUS."

Policies Issued Between May 1, 2001 and April 30, 2002 - One Additional Variable Investment Option

     If your policy was issued between May 1, 2001 and April 30, 2002, you may currently invest in one additional variable investment option:

--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTION                   MANAGED BY
-----------------------------                -------------
International Opportunities B* ............  T. Rowe Price International, Inc.
--------------------------------------------------------------------------------
  *    International Opportunities B was formerly "International Equity."

Policies Issued Before May 1, 2001 - Two Additional Variable Investment Options

     If your policy was issued before May 1, 2001, you may currently invest in two additional variable investment options:

--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTION                  MANAGED BY
-----------------------------               -------------
International Opportunities B* ............ T. Rowe Price International, Inc.
Templeton Foreign Securities** ............ Templeton Investment Counsel, Inc.
--------------------------------------------------------------------------------
  *  International Opportunities B was formerly "International Equity."
  ** Templeton Foreign Securities was formerly "Templeton International
     Securities."

Additional Investment Options - General Information

     We may modify or delete either of these variable investments options in the future. The additional variable investment options are subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can you change your policy's investment allocations?" in the Basic Information section of the prospectus.)

Expenses of the Funds

     If you select an additional investment option that is available to you, we will invest your money in the corresponding fund of the John Hancock Variable Series Trust I or in the corresponding fund of the Franklin Templeton Variable Insurance Products Trust (the "VIP Trust"). In the prospectus, the term funds includes these corresponding funds and the term Series Funds includes the VIP Trust.

     The following table supplements the fund expense table, and the accompanying notes, that appear in the Basic Information section of the Product Prospectuses after the question "What charges will the Series Funds deduct from your investment in the policy?"

                                                                                        ----------------
                                                                                          Total Fund          Total Fund
                                         Investment  Distribution and  Other Operating    Operating            Operating
                                         Management      Service        Expenses With    Expenses With      Expenses Absent
Fund Name                                    Fee       (12b-1) Fees     Reimbursement    Reimbursement       Reimbursement
---------                                ----------  ----------------  ---------------  --------------    ------------------
JOHN HANCOCK VARIABLE SERIES TRUST
 I (NOTE 1):
International Opportunities B .........    1.20%           N/A             0.10%            1.30%               1.41%


FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - CLASS
 2 SHARES (NOTE 2):
Templeton Foreign Securities ..........    0.69%          0.25%            0.22%            1.15%               1.16%
                                                                                        ----------------

     (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses the International Opportunities B Fund when that fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown for International Opportunities B are calculated as if the current management fee schedule, which became effective October 1, 2001, was in effect for all of 2001.
     (2) The Franklin Templeton Variable Insurance Products Trust funds' class 2 distribution plan or "rule 12b-1 plan" is described in the funds' prospectus. For the Templeton Foreign Securities Fund, the "Total Fund Operating Expenses with Reimbursement" reflects a management fee reduction of 0.01%. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

THIS SUPPLEMENT AMENDS THE PRODUCT PROSPECTUSES. IT IS ACCOMPANIED WITH A PROSPECTUS DATED MAY 1, 2002 FOR THE JOHN HANCOCK VARIABLE SERIES TRUST I AND A PROSPECTUS DATED MAY 1, 2002 FOR THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST THAT CONTAIN DETAILED INFORMATION ABOUT THE CORRESPONDING FUNDS FOR THE ADDITIONAL VARIABLE INVESTMENT OPTIONS. BE SURE TO READ THE PROSPECTUS FOR THE APPLICABLE FUND BEFORE SELECTING AN ADDITIONAL VARIABLE INVESTMENT OPTION.

                          SUPPLEMENT DATED MAY 1, 2002

                                       TO

                         PROSPECTUSES DATED MAY 1, 2002
                           __________________________

     This Supplement is intended to be distributed with certain prospectuses dated May 1, 2002 for variable life insurance policies issued by John Hancock Life Insurance Company. The prospectuses involved bear the title "Medallion Variable Life", "Medallion Variable Universal Life Plus", "Medallion Variable Universal Life Edge", "Medallion Executive Variable Life III", "Variable Estate Protection", "Variable Estate Protection Plus", "Variable Estate Protection Edge", "Flex-V1" or "Flex-V2". We refer to these prospectuses as the "Product Prospectuses."

     This Supplement will be used only with policies sold through the Product Prospectuses and through registered representatives affiliated with the M Financial Group.
                           __________________________

                            GUIDE TO THIS SUPPLEMENT

..    Pages 2-4 of this Supplement contain amendments to the Product
     Prospectuses relating to FIVE ADDITIONAL VARIABLE INVESTMENT OPTIONS.

..    Starting on Page 5 of this Supplement, we provide REVISED ILLUSTRATIONS of death benefits, account values, surrender values and accumulated premiums to replace the illustrations contained in the following Product Prospectuses.

Product Prospectus:                         Revised illustration begins on page:
-------------------                         ------------------------------------
Medallion Variable Life ..................                   5
Medallion Variable Universal Life Plus....                  13
Medallion Variable Universal Life Edge....                  21
Medallion Executive Variable Life III.....                  29
Variable Estate Protection................                  37
Variable Estate Protection Plus...........                  43
Variable Estate Protection Edge...........                  53
Flex-V2...................................                  63
Flex-V1...................................                  71

  THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS DATED MAY 1, 2002 FOR THE M FUND, INC. THAT CONTAINS DETAILED INFORMATION ABOUT THE FUNDS. BE SURE TO READ THAT PROSPECTUS BEFORE SELECTING ANY OF THE FIVE ADDITIONAL VARIABLE INVESTMENT OPTIONS.

                       AMENDMENTS TO PRODUCT PROSPECTUSES
                       ----------------------------------

1. The table on the cover page of each Product Prospectus is amended to include the following five additional variable investment options:

----------------------------------------------------------------------------------------------------------------
  VARIABLE INVESTMENT OPTION                                          MANAGED BY:
----------------------------------------------------------------------------------------------------------------
  Brandes International Equity....................................    Brandes Investment Partners, L.P.
  Turner Core Growth..............................................    Turner Investment Partners, Inc.
  Frontier Capital Appreciation...................................    Frontier Capital Management Company, LLC
  Clifton Enhanced U.S. Equity....................................    The Clifton Group
  Business Opportunity Value......................................    Iridian Asset Management LLC
----------------------------------------------------------------------------------------------------------------

2. The second paragraph on page 2 of each Product Prospectus is amended to include the following:

     "When you select one or more of the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity or Business Opportunity Value variable investment options, we invest your money in the corresponding investment option(s) of the M Fund, Inc. In this prospectus, the term 'Series Fund' includes M Fund, Inc., and the term 'funds' includes the investment options of M Fund, Inc."

3. With respect to the Medallion Variable Universal Life Plus, Medallion Variable Universal Life Edge, Medallion Executive Variable Life III, Variable Estate Protection, Variable Estate Protection Plus, and Variable Estate Protection Edge Product Prospectuses, the fund expense table appearing in the Product Prospectus entitled "What charges will the Series Funds deduct from your investment in the policy?" is amended to include the following at the end thereof:

                                                                                                                      Total Fund
                                                                                                       Total Fund      Operating
                                                       Investment  Distribution and  Other Operating    Operating       Expenses
                                                       Management       Service       Expenses With   Expenses With     Absent
Fund Name                                                  Fee       (12b-1) Fees     Reimbursement   Reimbursement  Reimbursement
---------                                              ----------  ----------------  ---------------  -------------  -------------
M FUND, INC. (NOTE 6):
Brandes International Equity........................     0.75%           N/A              0.25%           1.00%           1.02%
Turner Core Growth..................................     0.45%           N/A              0.25%           0.70%           0.90%
Frontier Capital Appreciation.......................     0.90%           N/A              0.25%           1.15%           1.15%
Clifton Enhanced U.S. Equity........................     0.38%           N/A              0.25%           0.63%           0.78%
Business Opportunity Value..........................     0.65%           N/A              0.25%           0.90%           0.90%

(6) Percentages shown for M Fund, Inc. funds reflect the investment management fees currently payable and other fund expenses allocated in 2001. M Financial Advisers, Inc. reimburses a fund when the fund's other operating expenses exceed 0.25% of that fund's average daily net assets. Percentages shown for the Business Opportunity Value Fund are estimates because the fund was not in operation in 2001.

4. With respect to the Medallion Variable Life, Flex-V1 and Flex-V2 Product Prospectuses, the section of the Product Prospectus entitled "What charges will the Series Fund deduct from your investment in the policy?" is amended to read as follows:

WHAT CHARGES WILL THE SERIES FUNDS DEDUCT FROM YOUR INVESTMENT IN THE POLICY?

     The funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select.

     The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2001, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

                                                                                                                       Total Fund
                                                                                                         Total Fund     Operating
                                                        Investment  Distribution and  Other Operating    Operating      Expenses
                                                        Management      Service        Expenses With    Expenses With    Absent
Fund Name                                                   Fee       (12b-1) Fees     Reimbursement    Reimbursement Reimbursement
---------                                               ----------  ----------------  ---------------  -------------- -------------
JOHN HANCOCK VARIABLE SERIES TRUST I (NOTE 1):
Equity Index...........................................   0.13%           N/A              0.07%           0.20%         0.20%
Large Cap Value........................................   0.75%           N/A              0.08%           0.83%         0.83%
Large Cap Growth.......................................   0.38%           N/A              0.03%           0.41%         0.41%
Growth & Income........................................   0.67%           N/A              0.05%           0.72%         0.72%
Fundamental Value*.....................................   0.89%           N/A              0.10%           0.99%         1.20%
Multi Cap Growth*......................................   0.93%           N/A              0.10%           1.03%         1.03%
Small/Mid Cap CORE/SM/.................................   0.80%           N/A              0.10%           0.90%         1.15%
Small/Mid Cap Growth...................................   0.97%           N/A              0.10%           1.07%         1.07%
Small Cap Equity.......................................   0.90%           N/A              0.10%           1.00%         1.02%
Small Cap Growth.......................................   1.05%           N/A              0.10%           1.15%         1.17%
International Equity Index.............................   0.17%           N/A              0.10%           0.27%         0.40%
International Opportunities............................   1.14%           N/A              0.10%           1.24%         1.39%
Emerging Markets Equity................................   1.52%           N/A              0.10%           1.62%         4.24%
Real Estate Equity.....................................   1.00%           N/A              0.07%           1.07%         1.07%
Managed................................................   0.67%           N/A              0.06%           0.73%         0.73%
Global Balanced........................................   1.05%           N/A              0.10%           1.15%         1.36%
Short-Term Bond........................................   0.60%           N/A              0.08%           0.68%         0.68%
Bond Index.............................................   0.15%           N/A              0.09%           0.24%         0.24%
Active Bond............................................   0.62%           N/A              0.05%           0.67%         0.67%
High Yield Bond........................................   0.80%           N/A              0.10%           0.90%         1.00%
Global Bond............................................   0.85%           N/A              0.10%           0.95%         0.95%
Money Market...........................................   0.25%           N/A              0.07%           0.32%         0.32%

M FUND, INC. (NOTE 2):
Brandes International Equity...........................   0.75%           N/A              0.25%           1.00%         1.02%
Turner Core Growth.....................................   0.45%           N/A              0.25%           0.70%         0.90%
Frontier Capital Appreciation..........................   0.90%           N/A              0.25%           1.15%         1.15%
Clifton Enhanced U.S. Equity...........................   0.38%           N/A              0.25%           0.63%         0.78%
Business Opportunity Value.............................   0.65%           N/A              0.25%           0.90%         0.90%

NOTES TO FUND EXPENSE TABLE

(1) Under its current investment management agreements with the John Hancock Variable Series TrustI, John Hancock Life Insurance Company reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index). Percentages shown for the Large Cap Value fund are calculated as if the current management fee schedules, which apply to this fund effective May 1, 2001, were in effect for all of 2001. Percentages shown for the Multi Cap Growth, Small/Mid Cap Growth, Small Cap Growth, International Opportunities, Emerging Markets, Short-Term Bond and High Yield Bond funds are calculated as if the current management fee schedules, which apply to these funds effective October 1, 2001, were in effect for all of 2001. "CORE(SM)" is a service mark of Goldman, Sachs & Co.

* Fundamental Value was formerly "Large/Mid Cap Value" and Multi Cap Growth was formerly "Mid Cap Growth."

(2) Percentages shown for M Fund, Inc. funds reflect the investment management fees currently payable and other fund expenses allocated in 2001. M Financial Advisers, Inc. reimburses a fund when the fund's other operating expenses exceed 0.25% of that fund's average daily net assets. Percentages shown for the Business Opportunity Value Fund are estimates because the fund was not in operation in 2001.

                             MEDALLION VARIABLE LIFE

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

     The following tables on pages 6 TO 11 of this Supplement replace the illustration in the John Hancock Life Insurance Company Medallion Variable Life Product Prospectus. The assumptions used for the revised illustrations are the same as those described on page 20 of the Medallion Variable Life Product Prospectus, except for the following:

..    The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After deduction of average fees and expenses at the Series Fund level (as described below), the corresponding net annual rates of return would be -0.83%, 5.12% and 11.07%."

..    The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.11%."

MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*

                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  --------------------------------  ----------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross        Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:       Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------------------  ----------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       193        219         245          0          0            0
   2          1,636      100,000    100,000    100,000       615        686         760          0          0           17
   3          2,516      100,000    100,000    100,000     1,020      1,163       1,319          0         70          226
   4          3,439      100,000    100,000    100,000     1,408      1,651       1,925        316        558          832
   5          4,409      100,000    100,000    100,000     1,778      2,147       2,581        685      1,055        1,488
   6          5,428      100,000    100,000    100,000     2,130      2,653       3,291      1,037      1,560        2,198
   7          6,497      100,000    100,000    100,000     2,460      3,165       4,059      1,367      2,072        2,967
   8          7,620      100,000    100,000    100,000     2,768      3,683       4,892      1,874      2,789        3,998
   9          8,799      100,000    100,000    100,000     3,054      4,206       5,792      2,359      3,511        5,097
  10         10,037      100,000    100,000    100,000     3,323      4,743       6,783      3,026      4,446        6,486
  11         11,337      100,000    100,000    100,000     3,595      5,314       7,892      3,398      5,117        7,694
  12         12,702      100,000    100,000    100,000     3,845      5,895       9,103      3,747      5,796        9,004
  13         14,135      100,000    100,000    100,000     4,070      6,482      10,425      4,070      6,482       10,425
  14         15,640      100,000    100,000    100,000     4,267      7,073      11,869      4,267      7,073       11,869
  15         17,220      100,000    100,000    100,000     4,435      7,667      13,448      4,435      7,667       13,448
  16         18,879      100,000    100,000    100,000     4,572      8,264      15,176      4,572      8,264       15,176
  17         20,621      100,000    100,000    100,000     4,678      8,863      17,071      4,678      8,863       17,071
  18         22,450      100,000    100,000    100,000     4,745      9,456      19,145      4,745      9,456       19,145
  19         24,370      100,000    100,000    100,000     4,767     10,038      21,418      4,767     10,038       21,418
  20         26,387      100,000    100,000    100,000     4,752     10,615      23,918      4,752     10,615       23,918
  25         38,086      100,000    100,000    100,000     4,137     13,471      41,004      4,137     13,471       41,004
  30         53,018      100,000    100,000    100,000     2,493     16,222      70,139      2,493     16,222       70,139
  35         72,076           **    100,000    138,074        **     17,804     120,064         **     17,804      120,064
  40         96,398           **    100,000    213,158        **     16,190     203,008         **     16,190      203,008
  45        127,441           **    100,000    358,417        **      7,941     341,349         **      7,941      341,349

---------
* If premiums are paid more frequently than annually, the above values shown would be affected.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*

                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  --------------------------------  ----------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross        Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:       Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------------------  ----------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       191        216         242          0          0            0
   2          1,636      100,000    100,000    100,000       609        679         753          0          0           10
   3          2,516      100,000    100,000    100,000     1,009      1,151       1,306          0         58          213
   4          3,439      100,000    100,000    100,000     1,392      1,632       1,903        299        539          810
   5          4,409      100,000    100,000    100,000     1,755      2,119       2,546        663      1,027        1,453
   6          5,428      100,000    100,000    100,000     2,099      2,614       3,241      1,006      1,521        2,149
   7          6,497      100,000    100,000    100,000     2,420      3,112       3,990      1,327      2,020        2,897
   8          7,620      100,000    100,000    100,000     2,719      3,615       4,798      1,825      2,721        3,904
   9          8,799      100,000    100,000    100,000     2,994      4,119       5,669      2,298      3,424        4,974
  10         10,037      100,000    100,000    100,000     3,251      4,636       6,624      2,955      4,339        6,327
  11         11,337      100,000    100,000    100,000     3,482      5,153       7,656      3,285      4,955        7,458
  12         12,702      100,000    100,000    100,000     3,684      5,668       8,772      3,586      5,569        8,674
  13         14,135      100,000    100,000    100,000     3,857      6,181       9,982      3,857      6,181        9,982
  14         15,640      100,000    100,000    100,000     3,999      6,690      11,294      3,999      6,690       11,294
  15         17,220      100,000    100,000    100,000     4,107      7,191      12,717      4,107      7,191       12,717
  16         18,879      100,000    100,000    100,000     4,179      7,683      14,261      4,179      7,683       14,261
  17         20,621      100,000    100,000    100,000     4,209      8,158      15,937      4,209      8,158       15,937
  18         22,450      100,000    100,000    100,000     4,190      8,610      17,752      4,190      8,610       17,752
  19         24,370      100,000    100,000    100,000     4,118      9,033      19,721      4,118      9,033       19,721
  20         26,387      100,000    100,000    100,000     3,984      9,416      21,856      3,984      9,416       21,856
  25         38,086      100,000    100,000    100,000     2,145     10,453      35,684      2,145     10,453       35,684
  30         53,018           **    100,000    100,000        **      8,717      57,515         **      8,717       57,515
  35         72,076           **    100,000    108,708        **        567      94,529         **        567       94,529
  40         96,398           **         **    164,121        **         **     156,306         **         **      156,306
  45        127,441           **         **    269,831        **         **     256,982         **         **      256,982

---------
* If premiums are paid more frequently than annually, the above values shown would be affected.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*

                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  --------------------------------  ----------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross        Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:       Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------------------  ----------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,193    100,218    100,244       193        218         244          0          0            0
   2          1,636      100,613    100,683    100,758       613        683         758          0          0           15
   3          2,516      101,016    101,158    101,314     1,016      1,158       1,314          0         66          221
   4          3,439      101,401    101,643    101,915     1,401      1,642       1,915        308        550          822
   5          4,409      101,767    102,134    102,564     1,767      2,134       2,564        674      1,041        1,471
   6          5,428      102,114    102,632    103,264     2,114      2,632       3,264      1,021      1,539        2,172
   7          6,497      102,437    103,135    104,020     2,437      3,135       4,020      1,344      2,042        2,927
   8          7,620      102,739    103,641    104,834     2,739      3,641       4,834      1,845      2,747        3,940
   9          8,799      103,015    104,150    105,712     3,015      4,150       5,712      2,320      3,455        5,017
  10         10,037      103,274    104,669    106,673     3,274      4,669       6,673      2,977      4,373        6,376
  11         11,337      103,535    105,219    107,743     3,535      5,219       7,743      3,337      5,022        7,546
  12         12,702      103,771    105,774    108,906     3,771      5,774       8,906      3,672      5,675        8,807
  13         14,135      103,981    106,330    110,167     3,981      6,330      10,167      3,981      6,330       10,167
  14         15,640      104,160    106,884    111,534     4,160      6,884      11,534      4,160      6,884       11,534
  15         17,220      104,309    107,435    113,017     4,309      7,435      13,017      4,309      7,435       13,017
  16         18,879      104,425    107,981    114,628     4,425      7,981      14,628      4,425      7,981       14,628
  17         20,621      104,509    108,521    116,378     4,509      8,521      16,378      4,509      8,521       16,378
  18         22,450      104,550    109,045    118,273     4,550      9,045      18,273      4,550      9,045       18,273
  19         24,370      104,545    109,546    120,324     4,545      9,546      20,324      4,545      9,546       20,324
  20         26,387      104,500    110,031    122,555     4,500     10,031      22,555      4,500     10,031       22,555
  25         38,086      103,723    112,214    137,204     3,723     12,214      37,204      3,723     12,214       37,204
  30         53,018      101,925    113,800    160,413     1,925     13,800      60,413      1,925     13,800       60,413
  35         72,076           **    113,345    196,456        **     13,345      96,456         **     13,345       96,456
  40         96,398           **    108,352    251,726        **      8,352     151,726         **      8,352      151,726
  45        127,441           **         **    336,811        **         **     236,811         **         **      236,811

---------
* If premiums are paid more frequently than annually, the above values shown would be affected.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,190   100,216    100,241      190       216        241         0         0           0
   2          1,636      100,607   100,677    100,751      607       677        751         0         0           8
   3          2,516      101,005   101,147    101,300    1,005     1,147      1,300         0        54         208
   4          3,439      101,385   101,623    101,893    1,385     1,623      1,893       292       531         800
   5          4,409      101,744   102,106    102,529    1,744     2,106      2,529       651     1,013       1,437
   6          5,428      102,083   102,593    103,215    2,083     2,593      3,215       990     1,500       2,122
   7          6,497      102,398   103,083    103,951    2,398     3,083      3,951     1,305     1,990       2,858
   8          7,620      102,690   103,574    104,742    2,690     3,574      4,742     1,796     2,680       3,848
   9          8,799      102,956   104,065    105,590    2,956     4,065      5,590     2,260     3,369       4,895
  10         10,037      103,203   104,564    106,516    3,203     4,564      6,516     2,907     4,267       6,219
  11         11,337      103,423   105,060    107,511    3,423     5,060      7,511     3,225     4,862       7,313
  12         12,702      103,612   105,550    108,580    3,612     5,550      8,580     3,513     5,451       8,481
  13         14,135      103,770   106,033    109,731    3,770     6,033      9,731     3,770     6,033       9,731
  14         15,640      103,896   106,506    110,968    3,896     6,506     10,968     3,896     6,506      10,968
  15         17,220      103,985   106,966    112,298    3,985     6,966     12,298     3,985     6,966      12,298
  16         18,879      104,037   107,408    113,728    4,037     7,408     13,728     4,037     7,408      13,728
  17         20,621      104,045   107,826    115,261    4,045     7,826     15,261     4,045     7,826      15,261
  18         22,450      104,002   108,210    116,900    4,002     8,210     16,900     4,002     8,210      16,900
  19         24,370      103,904   108,555    118,652    3,904     8,555     18,652     3,904     8,555      18,652
  20         26,387      103,742   108,848    120,517    3,742     8,848     20,517     3,742     8,848      20,517
  25         38,086      101,758   109,189    131,742    1,758     9,189     31,742     1,758     9,189      31,742
  30         53,018           **   106,248    146,421       **     6,248     46,421        **     6,248      46,421
  35         72,076           **        **    163,894       **        **     63,894        **        **      63,894
  40         96,398           **        **    181,392       **        **     81,392        **        **      81,392
  45        127,441           **        **    190,912       **        **     90,912        **        **      90,912

---------
* If premiums are paid more frequently than annually, the above values shown would be affected.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      193        219        245        0          0           0
   2          1,636      100,000   100,000    100,000      615        686        760        0          0          17
   3          2,516      100,000   100,000    100,000    1,020      1,163      1,319        0         70         226
   4          3,439      100,000   100,000    100,000    1,408      1,651      1,925      316        558         832
   5          4,409      100,000   100,000    100,000    1,778      2,147      2,581      685      1,055       1,488
   6          5,428      100,000   100,000    100,000    2,130      2,653      3,291    1,037      1,560       2,198
   7          6,497      100,000   100,000    100,000    2,460      3,165      4,059    1,367      2,072       2,967
   8          7,620      100,000   100,000    100,000    2,768      3,683      4,892    1,874      2,789       3,998
   9          8,799      100,000   100,000    100,000    3,054      4,206      5,792    2,359      3,511       5,097
  10         10,037      100,000   100,000    100,000    3,323      4,743      6,783    3,026      4,446       6,486
  11         11,337      100,000   100,000    100,000    3,595      5,314      7,892    3,398      5,117       7,694
  12         12,702      100,000   100,000    100,000    3,845      5,895      9,103    3,747      5,796       9,004
  13         14,135      100,000   100,000    100,000    4,070      6,482     10,425    4,070      6,482      10,425
  14         15,640      100,000   100,000    100,000    4,267      7,073     11,869    4,267      7,073      11,869
  15         17,220      100,000   100,000    100,000    4,435      7,667     13,448    4,435      7,667      13,448
  16         18,879      100,000   100,000    100,000    4,572      8,264     15,176    4,572      8,264      15,176
  17         20,621      100,000   100,000    100,000    4,678      8,863     17,071    4,678      8,863      17,071
  18         22,450      100,000   100,000    100,000    4,745      9,456     19,145    4,745      9,456      19,145
  19         24,370      100,000   100,000    100,000    4,767     10,038     21,418    4,767     10,038      21,418
  20         26,387      100,000   100,000    100,000    4,752     10,615     23,918    4,752     10,615      23,918
  25         38,086      100,000   100,000    100,000    4,137     13,471     41,004    4,137     13,471      41,004
  30         53,018      100,000   100,000    118,871    2,493     16,222     69,842    2,493     16,222      69,842
  35         72,076           **   100,000    175,913       **     17,804    116,222       **     17,804     116,222
  40         96,398           **   100,000    259,358       **     16,190    189,478       **     16,190     189,478
  45        127,441           **   100,000    384,897       **      7,941    304,845       **      7,941     304,845

---------
* If premiums are paid more frequently than annually, the above values shown would be affected.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      191        216        242        0          0           0
   2          1,636      100,000   100,000    100,000      609        679        753        0          0          10
   3          2,516      100,000   100,000    100,000    1,009      1,151      1,306        0         58         213
   4          3,439      100,000   100,000    100,000    1,392      1,632      1,903      299        539         810
   5          4,409      100,000   100,000    100,000    1,755      2,119      2,546      663      1,027       1,453
   6          5,428      100,000   100,000    100,000    2,099      2,614      3,241    1,006      1,521       2,149
   7          6,497      100,000   100,000    100,000    2,420      3,112      3,990    1,327      2,020       2,897
   8          7,620      100,000   100,000    100,000    2,719      3,615      4,798    1,825      2,721       3,904
   9          8,799      100,000   100,000    100,000    2,994      4,119      5,669    2,298      3,424       4,974
  10         10,037      100,000   100,000    100,000    3,251      4,636      6,624    2,955      4,339       6,327
  11         11,337      100,000   100,000    100,000    3,482      5,153      7,656    3,285      4,955       7,458
  12         12,702      100,000   100,000    100,000    3,684      5,668      8,772    3,586      5,569       8,674
  13         14,135      100,000   100,000    100,000    3,857      6,181      9,982    3,857      6,181       9,982
  14         15,640      100,000   100,000    100,000    3,999      6,690     11,294    3,999      6,690      11,294
  15         17,220      100,000   100,000    100,000    4,107      7,191     12,717    4,107      7,191      12,717
  16         18,879      100,000   100,000    100,000    4,179      7,683     14,261    4,179      7,683      14,261
  17         20,621      100,000   100,000    100,000    4,209      8,158     15,937    4,209      8,158      15,937
  18         22,450      100,000   100,000    100,000    4,190      8,610     17,752    4,190      8,610      17,752
  19         24,370      100,000   100,000    100,000    4,118      9,033     19,721    4,118      9,033      19,721
  20         26,387      100,000   100,000    100,000    3,984      9,416     21,856    3,984      9,416      21,856
  25         38,086      100,000   100,000    100,000    2,145     10,453     35,684    2,145     10,453      35,684
  30         53,018           **   100,000    100,000       **      8,717     57,515       **      8,717      57,515
  35         72,076           **   100,000    138,273       **        567     91,354       **        567      91,354
  40         96,398           **        **    192,108       **         **    140,348       **         **     140,348
  45        127,441           **        **    264,187       **         **    209,240       **         **     209,240

---------
* If premiums are paid more frequently than annually, the above values shown would be affected.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                     MEDALLION VARIABLE UNIVERSAL LIFE PLUS

  REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

     The following tables on pages 14 TO 19 of this Supplement replace the illustration in the John Hancock Life Insurance Company Medallion Variable Universal Life Plus Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 25 of the Medallion Variable Universal Life Plus Product Prospectus, except for the following:

..    The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.87%, 5.08% and 11.03%."

..    The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.75%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

MEDALLION VARIABLE UNIVERSAL LIFE PLUS (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      217        243        270        0          0           0
   2          1,636      100,000   100,000    100,000      661        735        813        0          0          53
   3          2,516      100,000   100,000    100,000    1,089      1,239      1,402      329        479         642
   4          3,439      100,000   100,000    100,000    1,500      1,754      2,041      740        994       1,281
   5          4,409      100,000   100,000    100,000    1,891      2,279      2,733    1,131      1,519       1,973
   6          5,428      100,000   100,000    100,000    2,264      2,814      3,483    1,656      2,206       2,875
   7          6,497      100,000   100,000    100,000    2,615      3,356      4,295    2,083      2,824       3,763
   8          7,620      100,000   100,000    100,000    2,944      3,907      5,176    2,488      3,451       4,720
   9          8,799      100,000   100,000    100,000    3,250      4,463      6,130    2,946      4,159       5,826
  10         10,037      100,000   100,000    100,000    3,531      5,025      7,165    3,379      4,873       7,013
  11         11,337      100,000   100,000    100,000    3,823      5,632      8,335    3,823      5,632       8,335
  12         12,702      100,000   100,000    100,000    4,092      6,249      9,613    4,092      6,249       9,613
  13         14,135      100,000   100,000    100,000    4,335      6,873     11,010    4,335      6,873      11,010
  14         15,640      100,000   100,000    100,000    4,550      7,505     12,536    4,550      7,505      12,536
  15         17,220      100,000   100,000    100,000    4,736      8,141     14,205    4,736      8,141      14,205
  16         18,879      100,000   100,000    100,000    4,949      8,839     16,089    4,949      8,839      16,089
  17         20,621      100,000   100,000    100,000    5,121      9,534     18,145    5,121      9,534      18,145
  18         22,450      100,000   100,000    100,000    5,240     10,216     20,386    5,240     10,216      20,386
  19         24,370      100,000   100,000    100,000    5,303     10,880     22,832    5,303     10,880      22,832
  20         26,387      100,000   100,000    100,000    5,311     11,527     25,511    5,311     11,527      25,511
  25         38,086      100,000   100,000    100,000    5,398     15,425     44,405    5,398     15,425      44,405
  30         53,018      100,000   100,000    100,000    4,321     19,393     76,391    4,321     19,393      76,391
  35         72,076      100,000   100,000    150,165    1,114     22,654    130,578    1,114     22,654     130,578
  40         96,398           **   100,000    231,205       **     23,576    220,195       **     23,576     220,195
  45        127,441           **   100,000    387,828       **     19,749    369,360       **     19,749     369,360

---------
* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE PLUS (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      190       216         241        0         0            0
   2          1,636      100,000   100,000    100,000      608       678         752        0         0            0
   3          2,516      100,000   100,000    100,000    1,008     1,150       1,304      248       390          544
   4          3,439      100,000   100,000    100,000    1,390     1,629       1,900      630       869        1,140
   5          4,409      100,000   100,000    100,000    1,752     2,116       2,542      992     1,356        1,782
   6          5,428      100,000   100,000    100,000    2,095     2,609       3,235    1,487     2,001        2,627
   7          6,497      100,000   100,000    100,000    2,415     3,106       3,982    1,883     2,574        3,450
   8          7,620      100,000   100,000    100,000    2,712     3,607       4,787    2,256     3,151        4,331
   9          8,799      100,000   100,000    100,000    2,985     4,109       5,654    2,681     3,805        5,350
  10         10,037      100,000   100,000    100,000    3,234     4,614       6,591    3,082     4,462        6,439
  11         11,337      100,000   100,000    100,000    3,456     5,117       7,601    3,456     5,117        7,601
  12         12,702      100,000   100,000    100,000    3,648     5,615       8,689    3,648     5,615        8,689
  13         14,135      100,000   100,000    100,000    3,810     6,109       9,863    3,810     6,109        9,863
  14         15,640      100,000   100,000    100,000    3,941     6,595      11,130    3,941     6,595       11,130
  15         17,220      100,000   100,000    100,000    4,036     7,071      12,498    4,036     7,071       12,498
  16         18,879      100,000   100,000    100,000    4,095     7,533      13,977    4,095     7,533       13,977
  17         20,621      100,000   100,000    100,000    4,112     7,975      15,572    4,112     7,975       15,572
  18         22,450      100,000   100,000    100,000    4,079     8,390      17,292    4,079     8,390       17,292
  19         24,370      100,000   100,000    100,000    3,993     8,771      19,147    3,993     8,771       19,147
  20         26,387      100,000   100,000    100,000    3,844     9,109      21,144    3,844     9,109       21,144
  25         38,086      100,000   100,000    100,000    1,942     9,840      33,807    1,942     9,840       33,807
  30         53,018           **   100,000    100,000       **     7,653      52,986       **     7,653       52,986
  35         72,076           **        **    100,000       **        **      84,154       **        **       84,154
  40         96,398           **        **    143,465       **        **     136,633       **        **      136,633
  45        127,441           **        **    231,403       **        **     220,383       **        **      220,383

---------
* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE PLUS (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION B DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,216   100,242    100,269      216        242        269        0          0           0
   2          1,636      100,659   100,733    100,810      659        733        810        0          0          50
   3          2,516      101,085   101,234    101,396    1,085      1,234      1,396      325        474         636
   4          3,439      101,492   101,745    102,030    1,492      1,745      2,030      732        985       1,270
   5          4,409      101,880   102,265    102,715    1,880      2,265      2,715    1,120      1,505       1,955
   6          5,428      102,247   102,792    103,455    2,247      2,792      3,455    1,639      2,184       2,847
   7          6,497      102,591   103,325    104,254    2,591      3,325      4,254    2,059      2,793       3,722
   8          7,620      102,913   103,863    105,116    2,913      3,863      5,116    2,457      3,407       4,660
   9          8,799      103,209   104,405    106,046    3,209      4,405      6,046    2,905      4,101       5,742
  10         10,037      103,480   104,948    107,049    3,480      4,948      7,049    3,328      4,796       6,897
  11         11,337      103,759   105,532    108,179    3,759      5,532      8,179    3,759      5,532       8,179
  12         12,702      104,014   106,122    109,407    4,014      6,122      9,407    4,014      6,122       9,407
  13         14,135      104,240   106,714    110,739    4,240      6,714     10,739    4,240      6,714      10,739
  14         15,640      104,438   107,306    112,185    4,438      7,306     12,185    4,438      7,306      12,185
  15         17,220      104,603   107,897    113,754    4,603      7,897     13,754    4,603      7,897      13,754
  16         18,879      104,797   108,547    115,523    4,797      8,547     15,523    4,797      8,547      15,523
  17         20,621      104,947   109,184    117,437    4,947      9,184     17,437    4,947      9,184      17,437
  18         22,450      105,040   109,797    119,499    5,040      9,797     19,499    5,040      9,797      19,499
  19         24,370      105,074   110,378    121,720    5,074     10,378     21,720    5,074     10,378      21,720
  20         26,387      105,050   110,928    124,119    5,050     10,928     24,119    5,050     10,928      24,119
  25         38,086      104,979   114,192    140,737    4,979     14,192     40,737    4,979     14,192      40,737
  30         53,018      103,701   116,966    166,985    3,701     16,966     66,985    3,701     16,966      66,985
  35         72,076      100,328   117,998    207,996      328     17,998    107,996      328     17,998     107,996
  40         96,398           **   114,880    271,417       **     14,880    171,417       **     14,880     171,417
  45        127,441           **   104,674    370,152       **      4,674    270,152       **      4,674     270,152

---------
* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE PLUS (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION B DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,190   100,215    100,241      190       215        241         0         0           0
   2          1,636      100,606   100,676    100,750      606       676        750         0         0           0
   3          2,516      101,004   101,145    101,298    1,004     1,145      1,298       244       385         538
   4          3,439      101,383   101,621    101,890    1,383     1,621      1,890       623       861       1,130
   5          4,409      101,741   102,102    102,525    1,741     2,102      2,525       981     1,342       1,765
   6          5,428      102,079   102,588    103,209    2,079     2,588      3,209     1,471     1,980       2,601
   7          6,497      102,393   103,077    103,943    2,393     3,077      3,943     1,861     2,545       3,411
   8          7,620      102,683   103,567    104,731    2,683     3,567      4,731     2,227     3,111       4,275
   9          8,799      102,947   104,055    105,576    2,947     4,055      5,576     2,643     3,751       5,272
  10         10,037      103,187   104,542    106,484    3,187     4,542      6,484     3,035     4,390       6,332
  11         11,337      103,397   105,025    107,457    3,397     5,025      7,457     3,397     5,025       7,457
  12         12,702      103,576   105,498    108,498    3,576     5,498      8,498     3,576     5,498       8,498
  13         14,135      103,724   105,963    109,614    3,724     5,963      9,614     3,724     5,963       9,614
  14         15,640      103,838   106,414    110,809    3,838     6,414     10,809     3,838     6,414      10,809
  15         17,220      103,916   106,849    112,087    3,916     6,849     12,087     3,916     6,849      12,087
  16         18,879      103,956   107,264    113,455    3,956     7,264     13,455     3,956     7,264      13,455
  17         20,621      103,951   107,650    114,913    3,951     7,650     14,913     3,951     7,650      14,913
  18         22,450      103,896   108,000    116,463    3,896     8,000     16,463     3,896     8,000      16,463
  19         24,370      103,785   108,308    118,109    3,785     8,308     18,109     3,785     8,308      18,109
  20         26,387      103,610   108,559    119,850    3,610     8,559     19,850     3,610     8,559      19,850
  25         38,086      101,576   108,640    130,063    1,576     8,640     30,063     1,576     8,640      30,063
  30         53,018           **   105,376    142,688       **     5,376     42,688        **     5,376      42,688
  35         72,076           **        **    156,347       **        **     56,347        **        **      56,347
  40         96,398           **        **    167,188       **        **     67,188        **        **      67,188
  45        127,441           **        **    165,549       **        **     65,549        **        **      65,549

---------
* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE PLUS (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
CASH VALUE ACCUMULATION TEST
PLANNED PREMIUM:  $  760 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      217        243        270        0          0           0
   2          1,636      100,000   100,000    100,000      661        735        813        0          0          53
   3          2,516      100,000   100,000    100,000    1,089      1,239      1,402      329        479         642
   4          3,439      100,000   100,000    100,000    1,500      1,754      2,041      740        994       1,281
   5          4,409      100,000   100,000    100,000    1,891      2,279      2,733    1,131      1,519       1,973
   6          5,428      100,000   100,000    100,000    2,264      2,814      3,483    1,656      2,206       2,875
   7          6,497      100,000   100,000    100,000    2,615      3,356      4,295    2,083      2,824       3,763
   8          7,620      100,000   100,000    100,000    2,944      3,907      5,176    2,488      3,451       4,720
   9          8,799      100,000   100,000    100,000    3,250      4,463      6,130    2,946      4,159       5,826
  10         10,037      100,000   100,000    100,000    3,531      5,025      7,165    3,379      4,873       7,013
  11         11,337      100,000   100,000    100,000    3,823      5,632      8,335    3,823      5,632       8,335
  12         12,702      100,000   100,000    100,000    4,092      6,249      9,613    4,092      6,249       9,613
  13         14,135      100,000   100,000    100,000    4,335      6,873     11,010    4,335      6,873      11,010
  14         15,640      100,000   100,000    100,000    4,550      7,505     12,536    4,550      7,505      12,536
  15         17,220      100,000   100,000    100,000    4,736      8,141     14,205    4,736      8,141      14,205
  16         18,879      100,000   100,000    100,000    4,949      8,839     16,089    4,949      8,839      16,089
  17         20,621      100,000   100,000    100,000    5,121      9,534     18,145    5,121      9,534      18,145
  18         22,450      100,000   100,000    100,000    5,240     10,216     20,386    5,240     10,216      20,386
  19         24,370      100,000   100,000    100,000    5,303     10,880     22,832    5,303     10,880      22,832
  20         26,387      100,000   100,000    100,000    5,311     11,527     25,511    5,311     11,527      25,511
  25         38,086      100,000   100,000    100,000    5,398     15,425     44,405    5,398     15,425      44,405
  30         53,018      100,000   100,000    129,061    4,321     19,393     75,829    4,321     19,393      75,829
  35         72,076      100,000   100,000    190,822    1,114     22,654    126,071    1,114     22,654     126,071
  40         96,398           **   100,000    281,034       **     23,576    205,314       **     23,576     205,314
  45        127,441           **   100,000    416,780       **     19,749    330,097       **     19,749     330,097

---------
* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE PLUS (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
CASH VALUE ACCUMULATION TEST
PLANNED PREMIUM:  $  760 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      190       216         241        0         0            0
   2          1,636      100,000   100,000    100,000      608       678         752        0         0            0
   3          2,516      100,000   100,000    100,000    1,008     1,150       1,304      248       390          544
   4          3,439      100,000   100,000    100,000    1,390     1,629       1,900      630       869        1,140
   5          4,409      100,000   100,000    100,000    1,752     2,116       2,542      992     1,356        1,782
   6          5,428      100,000   100,000    100,000    2,095     2,609       3,235    1,487     2,001        2,627
   7          6,497      100,000   100,000    100,000    2,415     3,106       3,982    1,883     2,574        3,450
   8          7,620      100,000   100,000    100,000    2,712     3,607       4,787    2,256     3,151        4,331
   9          8,799      100,000   100,000    100,000    2,985     4,109       5,654    2,681     3,805        5,350
  10         10,037      100,000   100,000    100,000    3,234     4,614       6,591    3,082     4,462        6,439
  11         11,337      100,000   100,000    100,000    3,456     5,117       7,601    3,456     5,117        7,601
  12         12,702      100,000   100,000    100,000    3,648     5,615       8,689    3,648     5,615        8,689
  13         14,135      100,000   100,000    100,000    3,810     6,109       9,863    3,810     6,109        9,863
  14         15,640      100,000   100,000    100,000    3,941     6,595      11,130    3,941     6,595       11,130
  15         17,220      100,000   100,000    100,000    4,036     7,071      12,498    4,036     7,071       12,498
  16         18,879      100,000   100,000    100,000    4,095     7,533      13,977    4,095     7,533       13,977
  17         20,621      100,000   100,000    100,000    4,112     7,975      15,572    4,112     7,975       15,572
  18         22,450      100,000   100,000    100,000    4,079     8,390      17,292    4,079     8,390       17,292
  19         24,370      100,000   100,000    100,000    3,993     8,771      19,147    3,993     8,771       19,147
  20         26,387      100,000   100,000    100,000    3,844     9,109      21,144    3,844     9,109       21,144
  25         38,086      100,000   100,000    100,000    1,942     9,840      33,807    1,942     9,840       33,807
  30         53,018           **   100,000    100,000       **     7,653      52,986       **     7,653       52,986
  35         72,076           **        **    124,904       **        **      82,521       **        **       82,521
  40         96,398           **        **    170,378       **        **     124,473       **        **      124,473
  45        127,441           **        **    229,881       **        **     182,070       **        **      182,070

---------
* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                     MEDALLION VARIABLE UNIVERSAL LIFE EDGE

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
                VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 22 TO 27 of this Supplement replace the illustration in the John Hancock Life Insurance Company Medallion Variable Universal Life Edge Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 25 of the Medallion Variable Universal Life Edge Product Prospectus, except for the following:

..    The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.87%, 5.08% and 11.03%."

..    The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.75%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

MEDALLION VARIABLE UNIVERSAL LIFE EDGE (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 927 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      189        218        248        0          0           0
   2          1,995      100,000   100,000    100,000      604        683        766        0          0           0
   3          3,068      100,000   100,000    100,000    1,003      1,158      1,327      123        278         447
   4          4,195      100,000   100,000    100,000    1,385      1,642      1,934      689        947       1,238
   5          5,378      100,000   100,000    100,000    1,890      2,281      2,741    1,380      1,772       2,231
   6          6,621      100,000   100,000    100,000    2,526      3,091      3,777    2,062      2,627       3,313
   7          7,925      100,000   100,000    100,000    3,141      3,924      4,908    2,677      3,461       4,445
   8          9,295      100,000   100,000    100,000    3,734      4,781      6,143    3,270      4,317       5,679
   9         10,733      100,000   100,000    100,000    4,305      5,662      7,490    3,888      5,245       7,073
  10         12,243      100,000   100,000    100,000    4,852      6,567      8,962    4,852      6,567       8,962
  11         13,828      100,000   100,000    100,000    5,403      7,525     10,599    5,403      7,525      10,599
  12         15,493      100,000   100,000    100,000    5,928      8,507     12,388    5,928      8,507      12,388
  13         17,241      100,000   100,000    100,000    6,426      9,513     14,342    6,426      9,513      14,342
  14         19,076      100,000   100,000    100,000    6,895     10,542     16,478    6,895     10,542      16,478
  15         21,003      100,000   100,000    100,000    7,334     11,594     18,813    7,334     11,594      18,813
  16         23,027      100,000   100,000    100,000    7,739     12,667     21,367    7,739     12,667      21,367
  17         25,152      100,000   100,000    100,000    8,110     13,761     24,161    8,110     13,761      24,161
  18         27,383      100,000   100,000    100,000    8,444     14,873     27,229    8,444     14,873      27,229
  19         29,725      100,000   100,000    100,000    8,737     16,002     30,614    8,737     16,002      30,614
  20         32,185      100,000   100,000    100,000    8,988     17,146     34,355    8,988     17,146      34,355
  25         46,455      100,000   100,000    100,000    9,340     22,872     59,896    9,340     22,872      59,896
  30         64,668      100,000   100,000    126,363    8,561     29,171    103,576    8,561     29,171     103,576
  35         87,913      100,000   100,000    204,742    5,797     35,846    176,502    5,797     35,846     176,502
  40        117,580           **   100,000    318,837       **     42,179    297,979       **     42,179     297,979
  45        155,444           **   100,000    526,839       **     47,549    501,752       **     47,549     501,752

---------
* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE EDGE (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 927 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      165        194        223        0          0           0
   2          1,995      100,000   100,000    100,000      557        633        713        0          0           0
   3          3,068      100,000   100,000    100,000      933      1,081      1,243       52        200         362
   4          4,195      100,000   100,000    100,000    1,292      1,537      1,815      596        842       1,120
   5          5,378      100,000   100,000    100,000    1,774      2,147      2,585    1,265      1,637       2,075
   6          6,621      100,000   100,000    100,000    2,235      2,769      3,418    1,772      2,305       2,955
   7          7,925      100,000   100,000    100,000    2,672      3,400      4,321    2,209      2,937       3,857
   8          9,295      100,000   100,000    100,000    3,086      4,043      5,299    2,622      3,579       4,835
   9         10,733      100,000   100,000    100,000    3,474      4,695      6,358    3,057      4,277       5,941
  10         12,243      100,000   100,000    100,000    3,836      5,355      7,508    3,836      5,355       7,508
  11         13,828      100,000   100,000    100,000    4,170      6,021      8,754    4,170      6,021       8,754
  12         15,493      100,000   100,000    100,000    4,474      6,693     10,106    4,474      6,693      10,106
  13         17,241      100,000   100,000    100,000    4,747      7,368     11,573    4,747      7,368      11,573
  14         19,076      100,000   100,000    100,000    4,988      8,046     13,166    4,988      8,046      13,166
  15         21,003      100,000   100,000    100,000    5,191      8,721     14,896    5,191      8,721      14,896
  16         23,027      100,000   100,000    100,000    5,358      9,394     16,777    5,358      9,394      16,777
  17         25,152      100,000   100,000    100,000    5,482     10,060     18,822    5,482     10,060      18,822
  18         27,383      100,000   100,000    100,000    5,556     10,710     21,043    5,556     10,710      21,043
  19         29,725      100,000   100,000    100,000    5,576     11,339     23,457    5,576     11,339      23,457
  20         32,185      100,000   100,000    100,000    5,535     11,940     26,082    5,535     11,940      26,082
  25         46,455      100,000   100,000    100,000    4,171     14,250     43,447    4,171     14,250      43,447
  30         64,668           **   100,000    100,000       **     14,292     71,856       **     14,292      71,856
  35         87,913           **   100,000    139,243       **      9,004    120,037       **      9,004     120,037
  40        117,580           **        **    212,124       **         **    198,246       **         **     198,246
  45        155,444           **        **    342,477       **         **    326,169       **         **     326,169

---------
* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE EDGE (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION B DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 927 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000     100,000      597       655        714         0         0           0
   2          1,995      100,000   101,575     101,745    1,413     1,575      1,745         0        25         195
   3          3,068      102,206   102,523     102,869    2,206     2,523      2,869       733     1,051       1,397
   4          4,195      102,973   103,499     104,094    2,973     3,499      4,094     1,810     2,337       2,932
   5          5,378      104,013   104,812     105,749    4,013     4,812      5,749     3,161     3,960       4,896
   6          6,621      105,184   106,333     107,728    5,184     6,333      7,728     4,409     5,558       6,953
   7          7,925      106,324   107,906     109,896    6,324     7,906      9,896     5,549     7,131       9,121
   8          9,295      107,432   109,533     112,270    7,432     9,533     12,270     6,657     8,758      11,495
   9         10,733      108,508   111,216     114,871    8,508    11,216     14,871     7,811    10,519      14,174
  10         12,243      109,552   112,954     117,720    9,552    12,954     17,720     9,552    12,954      17,720
  11         13,828      110,607   114,797     120,891   10,607    14,797     20,891    10,607    14,797      20,891
  12         15,493      111,625   116,699     124,363   11,625    16,699     24,363    11,625    16,699      24,363
  13         17,241      112,607   118,660     128,179   12,607    18,660     28,179    12,607    18,660      28,179
  14         19,076      113,548   120,680     132,384   13,548    20,680     32,384    13,548    20,680      32,384
  15         21,003      114,449   122,760     137,019   14,449    22,760     37,019    14,449    22,760      37,019
  16         23,027      115,305   124,897     142,143   15,305    24,897     42,143    15,305    24,897      42,143
  17         25,152      116,116   127,106     147,796   16,116    27,106     47,796    16,116    27,106      47,796
  18         27,383      116,878   129,390     154,032   16,878    29,390     54,032    16,878    29,390      54,032
  19         29,725      117,588   131,748     160,910   17,588    31,748     60,910    17,588    31,748      60,910
  20         32,185      118,243   134,180     168,498   18,243    34,180     68,498    18,243    34,180      68,498
  25         46,455      120,421   147,222     219,688   20,421    47,222    119,688    20,421    47,222     119,688
  30         64,668      121,213   162,480     304,245   21,213    62,480    204,245    21,213    62,480     204,245
  35         87,913      119,804   179,474     443,689   19,804    79,474    343,689    19,804    79,474     343,689
  40        117,580      114,703   196,749     673,318   14,703    96,749    573,318    14,703    96,749     573,318
  45        155,444      104,656   212,553   1,052,633    4,656   112,553    952,633     4,656   112,553     952,633

---------
* The Planned Premium shown is less than the Target Premium of $1,550. The illustrations assume that Planned Premiums are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE EDGE (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION B DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 927 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000       573       631        689         0         0           0
   2          1,995      100,000   100,000    101,692     1,366     1,525      1,692         0         0         142
   3          3,068      102,135   102,447    102,785     2,135     2,447      2,785       663       974       1,313
   4          4,195      102,880   103,395    103,977     2,880     3,395      3,977     1,717     2,232       2,814
   5          5,378      103,898   104,678    105,594     3,898     4,678      5,594     3,046     3,826       4,741
   6          6,621      104,884   106,001    107,358     4,884     6,001      7,358     4,109     5,226       6,583
   7          7,925      105,836   107,361    109,282     5,836     7,361      9,282     5,061     6,586       8,507
   8          9,295      106,755   108,760    111,383     6,755     8,760     11,383     5,980     7,985      10,608
   9         10,733      107,637   110,198    113,675     7,637    10,198     13,675     6,940     9,500      12,978
  10         12,243      108,484   111,674    116,177     8,484    11,674     16,177     8,484    11,674      16,177
  11         13,828      109,292   113,188    118,907     9,292    13,188     18,907     9,292    13,188      18,907
  12         15,493      110,060   114,738    121,885    10,060    14,738     21,885    10,060    14,738      21,885
  13         17,241      110,787   116,326    125,135    10,787    16,326     25,135    10,787    16,326      25,135
  14         19,076      111,471   117,948    128,692    11,471    17,948     28,692    11,471    17,948      28,692
  15         21,003      112,108   119,602    132,588    12,108    19,602     32,588    12,108    19,602      32,588
  16         23,027      112,698   121,289    136,858    12,698    21,289     36,858    12,698    21,289      36,858
  17         25,152      113,235   123,003    141,535    13,235    23,003     41,535    13,235    23,003      41,535
  18         27,383      113,712   124,737    146,652    13,712    24,737     46,652    13,712    24,737      46,652
  19         29,725      114,125   126,492    152,251    14,125    26,492     52,251    14,125    26,492      52,251
  20         32,185      114,465   128,260    158,373    14,465    28,260     58,373    14,465    28,260      58,373
  25         46,455      114,873   137,065    198,689    14,873    37,065     98,689    14,873    37,065      98,689
  30         64,668      112,306   144,719    261,483    12,306    44,719    161,483    12,306    44,719     161,483
  35         87,913      104,846   148,419    358,571     4,846    48,419    258,571     4,846    48,419     258,571
  40        117,580           **   143,178    507,855        **    43,178    407,855        **    43,178     407,855
  45        155,444           **   119,742    735,431        **    19,742    635,431        **    19,742     635,431

---------
* The Planned Premium shown is less than the Target Premium of $1,550. The illustrations assume that Planned Premiums are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE EDGE (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
CASH VALUE ACCUMULATION TEST
PLANNED PREMIUM:  $  927 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      189        218        248        0          0           0
   2          1,995      100,000   100,000    100,000      604        683        766        0          0           0
   3          3,068      100,000   100,000    100,000    1,003      1,158      1,327      123        278         447
   4          4,195      100,000   100,000    100,000    1,385      1,642      1,934      689        947       1,238
   5          5,378      100,000   100,000    100,000    1,890      2,281      2,741    1,380      1,772       2,231
   6          6,621      100,000   100,000    100,000    2,526      3,091      3,777    2,062      2,627       3,313
   7          7,925      100,000   100,000    100,000    3,141      3,924      4,908    2,677      3,461       4,445
   8          9,295      100,000   100,000    100,000    3,734      4,781      6,143    3,270      4,317       5,679
   9         10,733      100,000   100,000    100,000    4,305      5,662      7,490    3,888      5,245       7,073
  10         12,243      100,000   100,000    100,000    4,852      6,567      8,962    4,852      6,567       8,962
  11         13,828      100,000   100,000    100,000    5,403      7,525     10,599    5,403      7,525      10,599
  12         15,493      100,000   100,000    100,000    5,928      8,507     12,388    5,928      8,507      12,388
  13         17,241      100,000   100,000    100,000    6,426      9,513     14,342    6,426      9,513      14,342
  14         19,076      100,000   100,000    100,000    6,895     10,542     16,478    6,895     10,542      16,478
  15         21,003      100,000   100,000    100,000    7,334     11,594     18,813    7,334     11,594      18,813
  16         23,027      100,000   100,000    100,000    7,739     12,667     21,367    7,739     12,667      21,367
  17         25,152      100,000   100,000    100,000    8,110     13,761     24,161    8,110     13,761      24,161
  18         27,383      100,000   100,000    100,000    8,444     14,873     27,229    8,444     14,873      27,229
  19         29,725      100,000   100,000    100,000    8,737     16,002     30,614    8,737     16,002      30,614
  20         32,185      100,000   100,000    100,000    8,988     17,146     34,355    8,988     17,146      34,355
  25         46,455      100,000   100,000    119,408    9,340     22,872     59,755    9,340     22,872      59,755
  30         64,668      100,000   100,000    176,543    8,561     29,171    101,130    8,561     29,171     101,130
  35         87,913      100,000   100,000    259,364    5,797     35,846    167,580    5,797     35,846     167,580
  40        117,580           **   100,000    380,930       **     42,179    273,205       **     42,179     273,205
  45        155,444           **   100,000    564,939       **     47,549    440,842       **     47,549     440,842

---------
* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE EDGE (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
CASH VALUE ACCUMULATION TEST
PLANNED PREMIUM:  $  927 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      165        194        223        0          0           0
   2          1,995      100,000   100,000    100,000      557        633        713        0          0           0
   3          3,068      100,000   100,000    100,000      933      1,081      1,243       52        200         362
   4          4,195      100,000   100,000    100,000    1,292      1,537      1,815      596        842       1,120
   5          5,378      100,000   100,000    100,000    1,774      2,147      2,585    1,265      1,637       2,075
   6          6,621      100,000   100,000    100,000    2,235      2,769      3,418    1,772      2,305       2,955
   7          7,925      100,000   100,000    100,000    2,672      3,400      4,321    2,209      2,937       3,857
   8          9,295      100,000   100,000    100,000    3,086      4,043      5,299    2,622      3,579       4,835
   9         10,733      100,000   100,000    100,000    3,474      4,695      6,358    3,057      4,277       5,941
  10         12,243      100,000   100,000    100,000    3,836      5,355      7,508    3,836      5,355       7,508
  11         13,828      100,000   100,000    100,000    4,170      6,021      8,754    4,170      6,021       8,754
  12         15,493      100,000   100,000    100,000    4,474      6,693     10,106    4,474      6,693      10,106
  13         17,241      100,000   100,000    100,000    4,747      7,368     11,573    4,747      7,368      11,573
  14         19,076      100,000   100,000    100,000    4,988      8,046     13,166    4,988      8,046      13,166
  15         21,003      100,000   100,000    100,000    5,191      8,721     14,896    5,191      8,721      14,896
  16         23,027      100,000   100,000    100,000    5,358      9,394     16,777    5,358      9,394      16,777
  17         25,152      100,000   100,000    100,000    5,482     10,060     18,822    5,482     10,060      18,822
  18         27,383      100,000   100,000    100,000    5,556     10,710     21,043    5,556     10,710      21,043
  19         29,725      100,000   100,000    100,000    5,576     11,339     23,457    5,576     11,339      23,457
  20         32,185      100,000   100,000    100,000    5,535     11,940     26,082    5,535     11,940      26,082
  25         46,455      100,000   100,000    100,000    4,171     14,250     43,447    4,171     14,250      43,447
  30         64,668           **   100,000    124,256       **     14,292     71,178       **     14,292      71,178
  35         87,913           **   100,000    174,376       **      9,004    112,668       **      9,004     112,668
  40        117,580           **        **    241,144       **         **    172,950       **         **     172,950
  45        155,444           **        **    330,656       **         **    258,023       **         **     258,023

---------
* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                      MEDALLION EXECUTIVE VARIABLE LIFE III

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
                VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 30 TO 35 of this Supplement replace the illustration in the John Hancock Life Insurance Company Medallion Executive Variable Life III Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 22 of the Medallion Executive Variable Life III Product Prospectus, except for the following:

..    The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.87%, 5.08% and 11.03%."

..    The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.75%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING CURRENT CHARGES

                                   Death Benefit              Surrender Value
                             -------------------------  --------------------------
                               Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums    gross annual return of      gross annual return of
Policy     accumulated at    -------------------------  --------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ---------
   1            5,931        100,000  100,000  100,000   5,135    5,447     5,759
   2           12,159        100,000  100,000  100,000  10,060   10,998    11,972
   3           18,699        100,000  100,000  100,000  14,884   16,768    18,803
   4           25,565        100,000  100,000  100,000  19,626   22,785    26,335
   5           32,775        100,000  100,000  100,000  20,513   25,061    30,417
   6           40,345        100,000  100,000  100,000  19,881   25,849    33,250
   7           48,294        100,000  100,000  100,000  19,230   26,648    36,361
   8           50,709        100,000  100,000  100,000  18,558   27,459    39,782
   9           53,244        100,000  100,000  100,000  17,891   28,306    43,568
  10           55,906        100,000  100,000  100,000  17,226   29,190    47,757
  11           58,702        100,000  100,000  100,000  16,579   30,164    52,509
  12           61,637        100,000  100,000  100,000  17,813   33,185    59,909
  13           64,718        100,000  100,000  100,000  19,225   36,571    68,372
  14           67,954        100,000  100,000  104,190  20,584   40,102    77,754
  15           71,352        100,000  100,000  114,554  21,894   43,788    88,118
  16           74,920        100,000  100,000  127,452  23,160   47,645    99,572
  17           78,666        100,000  100,000  141,385  24,360   51,672   112,210
  18           82,599        100,000  100,000  156,433  25,493   55,879   126,155
  19           86,729        100,000  100,000  172,685  26,556   60,283   141,545
  20           91,065        100,000  100,000  190,234  27,542   64,898   158,528
  25           95,619        100,000  107,588  318,923  32,463   93,555   277,324
  30          100,400        100,000  136,703  498,179  35,172  130,194   474,456
  35          105,420        100,000  185,583  843,435  34,275  176,746   803,272

---------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING MAXIMUM CHARGES

                                  Death Benefits             Surrender Value
                             -------------------------  -------------------------
                               Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  -------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ---------
   1            5,931        100,000  100,000  100,000   4,353   4,632     4,912
   2           12,159        100,000  100,000  100,000   8,616   9,444    10,305
   3           18,699        100,000  100,000  100,000  12,790  14,444    16,234
   4           25,565        100,000  100,000  100,000  16,878  19,644    22,757
   5           32,775        100,000  100,000  100,000  17,291  21,250    25,921
   6           40,345        100,000  100,000  100,000  16,255  21,404    27,813
   7           48,294        100,000  100,000  100,000  15,180  21,518    29,865
   8           50,709        100,000  100,000  100,000  14,060  21,584    32,090
   9           53,244        100,000  100,000  100,000  12,887  21,593    34,505
  10           55,906        100,000  100,000  100,000  11,649  21,534    37,128
  11           58,702        100,000  100,000  100,000  10,340  21,397    39,981
  12           61,637        100,000  100,000  100,000  10,751  23,081    45,109
  13           64,718        100,000  100,000  100,000  11,289  25,009    51,007
  14           67,954        100,000  100,000  100,000  11,727  26,958    57,525
  15           71,352        100,000  100,000  100,000  12,060  28,928    64,748
  16           74,920        100,000  100,000  100,000  12,277  30,916    72,772
  17           78,666        100,000  100,000  102,932  12,365  32,917    81,692
  18           82,599        100,000  100,000  113,425  12,308  34,926    91,472
  19           86,729        100,000  100,000  124,649  12,086  36,936   102,171
  20           91,065        100,000  100,000  136,656  11,678  38,939   113,880
  25           95,619        100,000  100,000  219,571   6,109  48,800   190,932
  30          100,400             **  100,000  327,896      **  57,961   312,282
  35          105,420             **  100,000  531,269      **  65,049   505,971

---------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING CURRENT CHARGES

                                    Death Benefit                Surrender Value
                             ---------------------------  -----------------------------
                                Assuming hypothetical         Assuming hypothetical
End of    Planned Premiums     gross annual return of        gross annual return of
Policy     accumulated at    ---------------------------  -----------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
------   ------------------  -------  -------  ---------  -------  -------  -----------
   1            5,931        105,135  105,447    105,759    5,135    5,447       5,759
   2           12,159        110,045  110,981    111,954   10,045   10,981      11,954
   3           18,699        114,840  116,717    118,745   14,840   16,717      18,745
   4           25,565        119,538  122,681    126,213   19,538   22,681      26,213
   5           32,775        124,155  128,897    134,441   24,155   28,897      34,441
   6           40,345        128,671  135,356    143,486   28,671   35,356      43,486
   7           48,294        133,087  142,067    153,434   33,087   42,067      53,434
   8           50,709        137,403  149,041    164,374   37,403   49,041      64,374
   9           53,244        141,653  156,321    176,445   41,653   56,321      76,445
  10           55,906        145,834  163,919    189,760   45,834   63,919      89,760
  11           58,702        150,327  172,298    204,997   50,327   72,298     104,997
  12           61,637        154,717  181,024    221,805   54,717   81,024     121,805
  13           64,718        158,996  190,100    240,339   58,996   90,100     140,339
  14           67,954        163,170  199,551    260,790   63,170   99,551     160,790
  15           71,352        167,242  209,392    283,362   67,242  109,392     183,362
  16           74,920        171,217  219,650    308,287   71,217  119,650     208,287
  17           78,666        175,067  230,311    335,781   75,067  130,311     235,781
  18           82,599        178,787  241,389    366,113   78,787  141,389     266,113
  19           86,729        182,372  252,897    399,578   82,372  152,897     299,578
  20           91,065        185,813  264,843    436,497   85,813  164,843     336,497
  25           95,619        202,645  335,074    694,107  102,645  235,074     594,107
  30          100,400        215,231  420,480  1,121,077  115,231  320,480   1,021,077
  35          105,420        221,611  522,683  1,828,802  121,611  422,683   1,728,802

---------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING MAXIMUM CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
------   ------------------  -------  -------  ---------  ------  -------  -----------
   1            5,931        104,332  104,610    104,888   4,332    4,610       4,888
   2           12,159        108,552  109,372    110,227   8,552    9,372      10,227
   3           18,699        112,657  114,291    116,059  12,657   14,291      16,059
   4           25,565        116,648  119,370    122,433  16,648   19,370      22,433
   5           32,775        120,522  124,611    129,395  20,522   24,611      29,395
   6           40,345        124,279  130,017    137,003  24,279   30,017      37,003
   7           48,294        127,910  135,586    145,312  27,910   35,586      45,312
   8           50,709        131,412  141,317    154,385  31,412   41,317      54,385
   9           53,244        134,777  147,209    164,289  34,777   47,209      64,289
  10           55,906        137,999  153,256    175,095  37,999   53,256      75,095
  11           58,702        141,294  159,696    187,138  41,294   59,696      87,138
  12           61,637        144,433  166,299    200,283  44,433   66,299     100,283
  13           64,718        147,414  173,069    214,638  47,414   73,069     114,638
  14           67,954        150,232  180,006    230,316  50,232   80,006     130,316
  15           71,352        152,883  187,108    247,441  52,883   87,108     147,441
  16           74,920        155,355  194,367    266,143  55,355   94,367     166,143
  17           78,666        157,638  201,776    286,566  57,638  101,776     186,566
  18           82,599        159,714  209,320    308,862  59,714  109,320     208,862
  19           86,729        161,566  216,981    333,193  61,566  116,981     233,193
  20           91,065        163,175  224,743    359,742  63,175  124,743     259,742
  25           95,619        167,102  264,516    533,607  67,102  164,516     433,607
  30          100,400        161,921  303,167    802,507  61,921  203,167     702,507
  35          105,420        142,400  333,484  1,216,623  42,400  233,484   1,116,623

---------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING CURRENT CHARGES

                                    Death Benefit                Surrender Value
                             ---------------------------  -----------------------------
                                Assuming hypothetical         Assuming hypothetical
End of    Planned Premiums     gross annual return of        gross annual return of
Policy     accumulated at    ---------------------------  -----------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
------   ------------------  -------  -------  ---------  -------  -------  -----------
   1            5,931        100,000  100,000    100,000    5,135    5,447       5,759
   2           12,159        100,000  100,000    100,000   10,060   10,998      11,972
   3           18,699        100,000  100,000    100,000   14,884   16,768      18,803
   4           25,565        100,000  100,000    100,000   19,626   22,785      26,335
   5           32,775        100,000  100,000    100,000   24,299   29,074      34,658
   6           40,345        100,000  100,000    105,237   28,891   35,637      43,834
   7           48,294        100,000  100,000    125,695   33,406   42,488      53,907
   8           50,709        100,000  112,368    147,158   37,846   49,602      64,959
   9           53,244        100,000  125,527    169,801   42,233   57,009      77,116
  10           55,906        100,000  138,581    193,751   46,555   64,721      90,487
  11           58,702        106,645  152,504    220,269   51,195   73,210     105,741
  12           61,637        113,018  166,327    248,385   55,742   82,035     122,508
  13           64,718        118,829  180,048    278,205   60,191   91,200     140,920
  14           67,954        124,125  193,691    309,890   64,547  100,723     161,149
  15           71,352        128,957  207,300    343,642   68,814  110,619     183,374
  16           74,920        133,357  220,891    379,636   72,996  120,910     207,803
  17           78,666        137,338  234,450    418,012   77,078  131,581     234,601
  18           82,599        140,939  248,009    458,993   81,060  142,640     263,986
  19           86,729        144,196  261,599    502,830   84,941  154,100     296,200
  20           91,065        147,133  275,232    549,749   88,720  165,963     331,493
  25           95,619        160,577  350,018    852,544  107,915  235,227     572,946
  30          100,400        169,197  431,517  1,297,592  124,905  318,557     957,915
  35          105,420        175,320  524,590  1,967,688  139,586  417,667   1,566,631

---------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING MAXIMUM CHARGES

                                    Death Benefit              Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
------   ------------------  -------  -------  ---------  ------  -------  ---------
   1            5,931        100,000  100,000    100,000   4,353    4,632     4,912
   2           12,159        100,000  100,000    100,000   8,616    9,444    10,305
   3           18,699        100,000  100,000    100,000  12,790   14,444    16,234
   4           25,565        100,000  100,000    100,000  16,878   19,644    22,757
   5           32,775        100,000  100,000    100,000  20,880   25,054    29,940
   6           40,345        100,000  100,000    100,000  24,799   30,687    37,860
   7           48,294        100,000  100,000    108,527  28,633   36,554    46,544
   8           50,709        100,000  100,000    126,818  32,384   42,668    55,981
   9           53,244        100,000  107,809    145,822  36,050   48,962    66,225
  10           55,906        100,000  118,659    165,594  39,633   55,417    77,337
  11           58,702        100,000  129,706    186,703  43,360   62,266    89,627
  12           61,637        100,000  140,465    208,711  47,004   69,280   102,940
  13           64,718        100,000  150,948    231,686  50,523   76,460   117,357
  14           67,954        103,677  161,162    255,684  53,914   83,807   132,961
  15           71,352        107,152  171,134    280,806  57,178   91,320   149,843
  16           74,920        110,189  180,852    307,088  60,315   98,994   168,092
  17           78,666        112,830  190,338    334,628  63,323  106,823   187,803
  18           82,599        115,106  199,601    363,509  66,202  114,799   209,069
  19           86,729        117,046  208,651    393,817  68,948  122,909   231,984
  20           91,065        118,676  217,489    425,628  71,560  131,144   256,650
  25           95,619        123,066  258,911    610,958  82,705  173,999   410,590
  30          100,400        122,978  296,388    850,888  90,786  218,801   628,147
  35          105,420        120,317  330,783  1,163,728  95,794  263,362   926,535

---------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                           VARIABLE ESTATE PROTECTION

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
                VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 38 TO 41 of this Supplement replace the illustration in the John Hancock Life Insurance Company Variable Estate Protection Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 23 of the Variable Estate Protection Product Prospectus, except for the following:

..    The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.87%, 5.08% and 11.03%."

..    The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.75%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

PLAN: VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP)
      $1,000,000 SUM INSURED ($500,000 BASIC SUM INSURED; $500,000 ADDITIONAL SUM INSURED)
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $15,969*
      USING CURRENT CHARGES

                                      Death Benefit                   Surrender Value
                             -------------------------------  -------------------------------
                                  Assuming hypothetical            Assuming hypothetical
End of    Planned Premiums       gross annual return of           gross annual return of
Policy     accumulated at    -------------------------------  -------------------------------
 Year    5% annual interest     0%         6%         12%       0%        6%          12%
-------  ------------------  ---------  ---------  ---------  -------  ---------  -----------
   1            16,768       1,000,000  1,000,000  1,000,000   11,194     11,898      12,602
   2            34,374       1,000,000  1,000,000  1,000,000   23,374     25,543      27,797
   3            52,861       1,000,000  1,000,000  1,000,000   35,372     39,792      44,562
   4            72,271       1,000,000  1,000,000  1,000,000   47,427     54,914      63,310
   5            92,653       1,000,000  1,000,000  1,000,000   59,298     70,700      83,992
   6           114,053       1,000,000  1,000,000  1,000,000   72,040     88,278     107,947
   7           136,524       1,000,000  1,000,000  1,000,000   84,584    106,623     134,369
   8           160,118       1,000,000  1,000,000  1,000,000   96,926    125,765     163,507
   9           184,891       1,000,000  1,000,000  1,000,000  109,064    145,735     195,638
  10           210,904       1,000,000  1,000,000  1,000,000  120,992    166,560     231,065
  11           238,217       1,000,000  1,000,000  1,000,000  133,467    189,069     270,956
  12           266,895       1,000,000  1,000,000  1,000,000  145,703    212,526     314,927
  13           297,008       1,000,000  1,000,000  1,000,000  157,691    236,959     363,394
  14           328,626       1,000,000  1,000,000  1,000,000  169,410    262,394     416,812
  15           361,825       1,000,000  1,000,000  1,000,000  180,842    288,857     475,688
  16           396,684       1,000,000  1,000,000  1,038,785  191,959    316,372     540,565
  17           433,286       1,000,000  1,000,000  1,138,213  202,728    344,961     611,987
  18           471,718       1,000,000  1,000,000  1,243,975  213,108    374,644     690,573
  19           512,072       1,000,000  1,000,000  1,356,730  223,049    405,442     776,998
  20           554,444       1,000,000  1,000,000  1,477,133  232,491    437,371     871,987
  25           800,279       1,000,000  1,000,000  2,228,216  272,319    618,173   1,508,900
  30         1,114,034       1,000,000  1,105,243  3,327,089  286,346    834,685   2,512,634
  35         1,514,473       1,000,000  1,324,107  4,963,628  249,502  1,085,094   4,067,651

* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP)
      $1,000,000 SUM INSURED ($500,000 BASIC SUM INSURED; $500,000 ADDITIONAL SUM INSURED)
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $15,969*
      USING CURRENT CHARGES

                                      Death Benefit                  Surrender Value
                             -------------------------------  -----------------------------
                                  Assuming Hypothetical           Assuming Hypothetical
End of    Planned Premiums       Gross Annual Return of          Gross Annual Return of
Policy     Accumulated at    -------------------------------  -----------------------------
 Year    5% Annual Interest     0%         6%         12%       0%       6%         12%
-------  ------------------  ---------  ---------  ---------  -------  -------  -----------
   1            16,768       1,011,194  1,011,897  1,012,601   11,194   11,897      12,601
   2            34,374       1,023,372  1,025,541  1,027,795   23,372   25,541      27,795
   3            52,861       1,035,368  1,039,788  1,044,557   35,368   39,788      44,557
   4            72,271       1,047,420  1,054,905  1,063,300   47,420   54,905      63,300
   5            92,653       1,059,287  1,070,687  1,083,975   59,287   70,687      83,975
   6           114,053       1,072,024  1,088,256  1,107,920   72,024   88,256     107,920
   7           136,524       1,084,560  1,106,591  1,134,327   84,560  106,591     134,327
   8           160,118       1,096,891  1,125,718  1,163,443   96,891  125,718     163,443
   9           184,891       1,109,016  1,145,666  1,195,541  109,016  145,666     195,541
  10           210,904       1,120,925  1,166,460  1,230,919  120,925  166,460     230,919
  11           238,217       1,133,380  1,188,937  1,270,754  133,380  188,937     270,754
  12           266,895       1,145,586  1,212,341  1,314,637  145,586  212,341     314,637
  13           297,008       1,157,528  1,236,695  1,362,964  157,528  236,695     362,964
  14           328,626       1,169,180  1,262,010  1,416,166  169,180  262,010     416,166
  15           361,825       1,180,514  1,288,295  1,474,709  180,514  288,295     474,709
  16           396,684       1,191,492  1,315,548  1,539,101  191,492  315,548     539,101
  17           433,286       1,202,067  1,343,759  1,609,889  202,067  343,759     609,889
  18           471,718       1,212,178  1,372,900  1,687,664  212,178  372,900     687,664
  19           512,072       1,221,756  1,402,935  1,773,067  221,756  402,935     773,067
  20           554,444       1,230,710  1,433,801  1,866,779  230,710  433,801     866,779
  25           800,279       1,265,024  1,600,616  2,492,169  265,024  600,616   1,492,169
  30         1,114,034       1,263,721  1,769,912  3,471,497  263,721  769,912   2,471,497
  35         1,514,473       1,194,286  1,902,034  4,983,329  194,286  902,034   3,983,329

* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP)
      $1,000,000 SUM INSURED ($500,000 BASIC SUM INSURED; $500,000 ADDITIONAL SUM INSURED)
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $15,969*
      USING MAXIMUM CHARGES

                                      Death Benefit                  Surrender Value
                             -------------------------------  -----------------------------
                                  Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums        gross annual return of          gross annual return of
Policy     accumulated at    -------------------------------  -----------------------------
 Year    5% annual interest     0%         6%         12%       0%       6%         12%
-------  ------------------  ---------  ---------  ---------  -------  -------  -----------
   1            16,768       1,000,000  1,000,000  1,000,000   10,895   11,587      12,281
   2            34,374       1,000,000  1,000,000  1,000,000   22,701   24,824      27,034
   3            52,861       1,000,000  1,000,000  1,000,000   34,210   38,516      43,173
   4            72,271       1,000,000  1,000,000  1,000,000   45,645   52,908      61,071
   5            92,653       1,000,000  1,000,000  1,000,000   56,747   67,761      80,628
   6           114,053       1,000,000  1,000,000  1,000,000   68,551   84,167     103,133
   7           136,524       1,000,000  1,000,000  1,000,000   79,961  101,067     127,716
   8           160,118       1,000,000  1,000,000  1,000,000   90,951  118,450     154,558
   9           184,891       1,000,000  1,000,000  1,000,000  101,495  136,307     183,866
  10           210,904       1,000,000  1,000,000  1,000,000  111,555  154,619     215,862
  11           238,217       1,000,000  1,000,000  1,000,000  121,596  173,902     251,360
  12           266,895       1,000,000  1,000,000  1,000,000  131,048  193,606     290,118
  13           297,008       1,000,000  1,000,000  1,000,000  139,840  213,687     332,440
  14           328,626       1,000,000  1,000,000  1,000,000  147,879  234,081     378,662
  15           361,825       1,000,000  1,000,000  1,000,000  155,062  254,717     429,168
  16           396,684       1,000,000  1,000,000  1,000,000  161,272  275,520     484,415
  17           433,286       1,000,000  1,000,000  1,013,278  166,325  296,358     544,813
  18           471,718       1,000,000  1,000,000  1,099,614  170,171  317,226     610,433
  19           512,072       1,000,000  1,000,000  1,190,011  172,605  337,996     681,519
  20           554,444       1,000,000  1,000,000  1,284,743  173,435  358,564     758,414
  25           800,279       1,000,000  1,000,000  1,834,677  143,137  453,464   1,242,404
  30         1,114,034       1,000,000  1,000,000  2,542,603      147  511,670   1,920,186
  35         1,514,473              **  1,000,000  3,462,580       **  473,993   2,837,555

* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP)
      $1,000,000 SUM INSURED ($500,000 BASIC SUM INSURED; $500,000 ADDITIONAL SUM INSURED)
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $15,969*
      USING MAXIMUM CHARGES

                                      Death Benefit                  Surrender Value
                             -------------------------------  -----------------------------
                                  Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums        gross annual return of          gross annual return of
Policy     accumulated at    -------------------------------  -----------------------------
 Year    5% annual interest     0%         6%         12%       0%       6%         12%
-------  ------------------  ---------  ---------  ---------  -------  -------  -----------
   1            16,768       1,010,894  1,011,587  1,012,281   10,894   11,587      12,281
   2            34,374       1,022,698  1,024,821  1,027,031   22,698   24,821      27,031
   3            52,861       1,034,200  1,038,505  1,043,161   34,200   38,505      43,161
   4            72,271       1,045,620  1,052,879  1,061,036   45,620   52,879      61,037
   5            92,653       1,056,696  1,067,698  1,080,553   56,696   67,698      80,553
   6           114,053       1,068,456  1,084,047  1,102,983   68,456   84,047     102,983
   7           136,524       1,079,799  1,100,855  1,127,441   79,799  100,855     127,441
   8           160,118       1,090,690  1,118,098  1,154,083   90,690  118,098     154,083
   9           184,891       1,101,094  1,135,746  1,183,083  101,094  135,746     183,083
  10           210,904       1,110,962  1,153,760  1,214,616  110,962  153,760     214,616
  11           238,217       1,120,744  1,172,623  1,249,435  120,744  172,623     249,435
  12           266,895       1,129,853  1,191,747  1,287,212  129,853  191,747     287,212
  13           297,008       1,138,196  1,211,037  1,328,134  138,196  211,037     328,134
  14           328,626       1,145,656  1,230,363  1,372,379  145,656  230,363     372,379
  15           361,825       1,152,097  1,249,571  1,420,116  152,097  249,571     420,116
  16           396,684       1,157,372  1,268,485  1,471,521  157,372  268,485     471,521
  17           433,286       1,161,248  1,286,833  1,526,693  161,248  286,833     526,693
  18           471,718       1,163,660  1,304,499  1,585,915  163,660  304,499     585,915
  19           512,072       1,164,359  1,321,170  1,649,300  164,359  321,170     649,300
  20           554,444       1,163,120  1,336,541  1,716,993  163,120  336,541     716,993
  25           800,279       1,116,797  1,378,666  2,122,406  116,797  378,666   1,122,406
  30         1,114,034              **  1,297,496  2,624,482       **  297,496   1,624,482
  35         1,514,473              **         **  3,170,702       **       **   2,170,702

* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                         VARIABLE ESTATE PROTECTION PLUS

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
                VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 44 TO 51 of this Supplement replace the illustration in the John Hancock Life Insurance Company Variable Estate Protection Plus Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 24 of the Variable Estate Protection Plus Product Prospectus, except for the following:

..    The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.87%, 5.08% and 11.03%."

..    The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.75%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
      SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  -----------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -----------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,564        500,000  500,000    500,000    4,281    4,564       4,848
   2           17,556        500,000  500,000    500,000    9,680   10,583      11,520
   3           26,998        500,000  500,000    500,000   14,989   16,856      18,869
   4           36,912        500,000  500,000    500,000   20,327   23,518      27,089
   5           47,322        500,000  500,000    500,000   25,574   30,459      36,141
   6           58,252        500,000  500,000    500,000   31,793   38,799      47,259
   7           69,728        500,000  500,000    500,000   37,904   47,488      59,501
   8           81,779        500,000  500,000    500,000   43,906   56,539      72,978
   9           94,432        500,000  500,000    500,000   49,798   65,963      87,813
  10          107,717        500,000  500,000    500,000   55,578   75,773     104,140
  11          121,667        500,000  500,000    500,000   61,890   86,663     122,824
  12          136,314        500,000  500,000    500,000   68,070   97,991     143,381
  13          151,694        500,000  500,000    500,000   74,114  109,768     165,998
  14          167,843        500,000  500,000    500,000   80,013  122,004     190,879
  15          184,799        500,000  500,000    500,000   85,756  134,709     218,250
  16          202,603        500,000  500,000    500,000   91,977  148,938     250,115
  17          221,297        500,000  500,000    500,000   98,046  163,801     285,429
  18          240,926        500,000  500,000    500,000  103,941  179,317     324,574
  19          261,536        500,000  500,000    500,000  109,637  195,503     367,989
  20          283,177        500,000  500,000    500,000  115,102  212,378     416,172
  25          408,735        500,000  500,000    787,517  139,036  309,608     750,016
  30          568,983        500,000  500,000  1,373,949  150,512  431,575   1,308,523
  35          773,504        500,000  619,841  2,347,498  137,191  590,325   2,235,713

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
      SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  -----------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -----------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,564        504,281  504,564    504,848    4,281    4,564       4,848
   2           17,556        509,679  510,582    511,519    9,679   10,582      11,519
   3           26,998        514,987  516,854    518,867   14,987   16,854      18,867
   4           36,912        520,324  523,514    527,085   20,324   23,514      27,085
   5           47,322        525,570  530,453    536,133   25,570   30,453      36,133
   6           58,252        531,786  538,790    547,248   31,786   38,790      47,248
   7           69,728        537,894  547,474    559,483   37,894   47,474      59,483
   8           81,779        543,891  556,518    572,950   43,891   56,518      72,950
   9           94,432        549,777  565,933    587,771   49,777   65,933      87,771
  10          107,717        555,547  575,729    604,076   55,547   75,729     104,076
  11          121,667        561,850  586,604    622,734   61,850   86,604     122,734
  12          136,314        568,017  597,908    643,252   68,017   97,908     143,252
  13          151,694        574,039  609,648    665,806   74,039  109,648     165,806
  14          167,843        579,906  621,829    690,588   79,906  121,829     190,588
  15          184,799        585,603  634,452    717,807   85,603  134,452     217,807
  16          202,603        591,756  648,556    749,437   91,756  148,556     249,437
  17          221,297        597,730  663,237    784,394   97,730  163,237     284,394
  18          240,926        603,492  678,491    823,004  103,492  178,491     323,004
  19          261,536        609,007  694,306    865,626  109,007  194,306     365,626
  20          283,177        614,227  710,659    912,645  114,227  210,659     412,645
  25          408,735        635,324  800,849  1,231,924  135,324  300,849     731,924
  30          568,983        638,657  896,689  1,746,162  138,657  396,689   1,246,162
  35          773,504        607,306  979,346  2,564,352  107,306  479,346   2,064,352

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
      SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING MAXIMUM CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,564        500,000  500,000    500,000   4,127    4,405       4,684
   2           17,556        500,000  500,000    500,000   9,347   10,229      11,145
   3           26,998        500,000  500,000    500,000  14,429   16,247      18,207
   4           36,912        500,000  500,000    500,000  19,486   22,581      26,047
   5           47,322        500,000  500,000    500,000  24,387   29,108      34,604
   6           58,252        500,000  500,000    500,000  30,185   36,933      45,091
   7           69,728        500,000  500,000    500,000  35,786   44,987      56,538
   8           81,779        500,000  500,000    500,000  41,178   53,265      69,028
   9           94,432        500,000  500,000    500,000  46,347   61,761      82,654
  10          107,717        500,000  500,000    500,000  51,273   70,464      97,514
  11          121,667        500,000  500,000    500,000  56,416   79,869     114,258
  12          136,314        500,000  500,000    500,000  61,260   89,471     132,522
  13          151,694        500,000  500,000    500,000  65,770   99,246     152,445
  14          167,843        500,000  500,000    500,000  69,898  109,161     174,177
  15          184,799        500,000  500,000    500,000  73,592  119,176     197,892
  16          202,603        500,000  500,000    500,000  76,795  129,251     223,795
  17          221,297        500,000  500,000    500,000  79,412  139,317     252,107
  18          240,926        500,000  500,000    500,000  81,419  149,367     283,147
  19          261,536        500,000  500,000    500,000  82,713  159,332     317,249
  20          283,177        500,000  500,000    500,000  83,196  169,154     354,836
  25          408,735        500,000  500,000    643,002  68,440  213,575     612,383
  30          568,983             **  500,000  1,075,999      **  236,258   1,024,761
  35          773,504             **  500,000  1,748,261      **  200,514   1,665,010

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
      SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING MAXIMUM CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  ---------
   1            8,564        504,127  504,405    504,684   4,127    4,405     4,684
   2           17,556        509,345  510,228    511,144   9,345   10,228    11,144
   3           26,998        514,425  516,242    518,202  14,425   16,242    18,202
   4           36,912        519,476  522,568    526,032  19,476   22,568    26,032
   5           47,322        524,365  529,081    534,571  24,365   29,081    34,571
   6           58,252        530,143  536,881    545,026  30,143   36,881    45,026
   7           69,728        535,714  544,894    556,418  35,714   44,894    56,418
   8           81,779        541,061  553,109    568,819  41,061   53,109    68,819
   9           94,432        546,166  561,510    582,306  46,166   61,510    82,306
  10          107,717        551,004  570,077    596,958  51,004   70,077    96,958
  11          121,667        556,027  579,290    613,394  56,027   79,290   113,394
  12          136,314        560,710  588,624    631,211  60,710   88,624   131,211
  13          151,694        565,008  598,032    650,494  65,008   98,032   150,494
  14          167,843        568,862  607,449    671,319  68,862  107,449   171,319
  15          184,799        572,204  616,796    693,761  72,204  116,796   193,761
  16          202,603        574,960  625,986    717,893  74,960  125,986   217,893
  17          221,297        577,013  634,882    743,750  77,013  134,882   243,750
  18          240,926        578,333  643,425    771,459  78,333  143,425   271,459
  19          261,536        578,793  651,458    801,058  78,793  151,458   301,058
  20          283,177        578,282  658,829    832,601  78,282  158,829   332,601
  25          408,735        555,815  678,331  1,020,088  55,815  178,331   520,088
  30          568,983             **  635,785  1,246,535      **  135,785   746,535
  35          773,504             **       **  1,479,900      **       **   979,900

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
      SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                    Death Benefit                Surrender Value
                             ---------------------------  -----------------------------
                                Assuming hypothetical         Assuming hypothetical
End of    Planned Premiums     gross annual return of        gross annual return of
Policy     accumulated at    ---------------------------  -----------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,564        500,000  500,000    500,000    4,281    4,564       4,848
   2           17,556        500,000  500,000    500,000    9,680   10,583      11,520
   3           26,998        500,000  500,000    500,000   14,989   16,856      18,869
   4           36,912        500,000  500,000    500,000   20,327   23,518      27,089
   5           47,322        500,000  500,000    500,000   25,574   30,459      36,141
   6           58,252        500,000  500,000    500,000   31,793   38,799      47,259
   7           69,728        500,000  500,000    500,000   37,904   47,488      59,501
   8           81,779        500,000  500,000    500,000   43,906   56,539      72,978
   9           94,432        500,000  500,000    500,000   49,798   65,963      87,813
  10          107,717        500,000  500,000    500,000   55,578   75,773     104,140
  11          121,667        500,000  500,000    500,000   61,890   86,663     122,824
  12          136,314        500,000  500,000    500,000   68,070   97,991     143,381
  13          151,694        500,000  500,000    500,000   74,114  109,768     165,998
  14          167,843        500,000  500,000    500,000   80,013  122,004     190,879
  15          184,799        500,000  500,000    500,000   85,756  134,709     218,250
  16          202,603        500,000  500,000    500,000   91,977  148,938     250,115
  17          221,297        500,000  500,000    530,818   98,046  163,801     285,407
  18          240,926        500,000  500,000    584,453  103,941  179,317     324,450
  19          261,536        500,000  500,000    641,911  109,637  195,503     367,622
  20          283,177        500,000  500,000    703,564  115,102  212,378     415,331
  25          408,735        500,000  500,000  1,094,092  139,036  309,608     740,896
  30          568,983        500,000  568,717  1,679,424  150,512  429,497   1,268,309
  35          773,504        500,000  698,400  2,572,942  137,191  572,333   2,108,504

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
      SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                    Death Benefit                Surrender Value
                             ---------------------------  -----------------------------
                                Assuming hypothetical         Assuming hypothetical
End of    Planned Premiums     gross annual return of        gross annual return of
Policy     accumulated at    ---------------------------  -----------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,564        504,281  504,564    504,848    4,281    4,564       4,848
   2           17,556        509,679  510,582    511,519    9,679   10,582      11,519
   3           26,998        514,987  516,854    518,867   14,987   16,854      18,867
   4           36,912        520,324  523,514    527,085   20,324   23,514      27,085
   5           47,322        525,570  530,453    536,133   25,570   30,453      36,133
   6           58,252        531,786  538,790    547,248   31,786   38,790      47,248
   7           69,728        537,894  547,474    559,483   37,894   47,474      59,483
   8           81,779        543,891  556,518    572,950   43,891   56,518      72,950
   9           94,432        549,777  565,933    587,771   49,777   65,933      87,771
  10          107,717        555,547  575,729    604,076   55,547   75,729     104,076
  11          121,667        561,850  586,604    622,734   61,850   86,604     122,734
  12          136,314        568,017  597,908    643,252   68,017   97,908     143,252
  13          151,694        574,039  609,648    665,806   74,039  109,648     165,806
  14          167,843        579,906  621,829    690,588   79,906  121,829     190,588
  15          184,799        585,603  634,452    717,807   85,603  134,452     217,807
  16          202,603        591,756  648,556    749,437   91,756  148,556     249,437
  17          221,297        597,730  663,237    784,394   97,730  163,237     284,394
  18          240,926        603,492  678,491    823,004  103,492  178,491     323,004
  19          261,536        609,007  694,306    865,626  109,007  194,306     365,626
  20          283,177        614,227  710,659    912,645  114,227  210,659     412,645
  25          408,735        635,324  800,849  1,231,924  135,324  300,849     731,924
  30          568,983        638,657  896,689  1,746,162  138,657  396,689   1,246,162
  35          773,504        607,306  979,346  2,564,352  107,306  479,346   2,064,352

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
      SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING MAXIMUM CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of        gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,564        500,000  500,000    500,000   4,127    4,405       4,684
   2           17,556        500,000  500,000    500,000   9,347   10,229      11,145
   3           26,998        500,000  500,000    500,000  14,429   16,247      18,207
   4           36,912        500,000  500,000    500,000  19,486   22,581      26,047
   5           47,322        500,000  500,000    500,000  24,387   29,108      34,604
   6           58,252        500,000  500,000    500,000  30,185   36,933      45,091
   7           69,728        500,000  500,000    500,000  35,786   44,987      56,538
   8           81,779        500,000  500,000    500,000  41,178   53,265      69,028
   9           94,432        500,000  500,000    500,000  46,347   61,761      82,654
  10          107,717        500,000  500,000    500,000  51,273   70,464      97,514
  11          121,667        500,000  500,000    500,000  56,416   79,869     114,258
  12          136,314        500,000  500,000    500,000  61,260   89,471     132,522
  13          151,694        500,000  500,000    500,000  65,770   99,246     152,445
  14          167,843        500,000  500,000    500,000  69,898  109,161     174,177
  15          184,799        500,000  500,000    500,000  73,592  119,176     197,892
  16          202,603        500,000  500,000    500,000  76,795  129,251     223,795
  17          221,297        500,000  500,000    500,000  79,412  139,317     252,107
  18          240,926        500,000  500,000    509,930  81,419  149,367     283,080
  19          261,536        500,000  500,000    552,945  82,713  159,332     316,671
  20          283,177        500,000  500,000    598,001  83,196  169,154     353,014
  25          408,735        500,000  500,000    859,652  68,440  213,575     582,138
  30          568,983             **  500,000  1,195,998      **  236,258     903,223
  35          773,504             **  500,000  1,632,765      **  200,514   1,338,037

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
      SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING MAXIMUM CHARGES

                                    Death Benefit             Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  ---------
   1            8,564        504,127  504,405    504,684   4,127    4,405     4,684
   2           17,556        509,345  510,228    511,144   9,345   10,228    11,144
   3           26,998        514,425  516,242    518,202  14,425   16,242    18,202
   4           36,912        519,476  522,568    526,032  19,476   22,568    26,032
   5           47,322        524,365  529,081    534,571  24,365   29,081    34,571
   6           58,252        530,143  536,881    545,026  30,143   36,881    45,026
   7           69,728        535,714  544,894    556,418  35,714   44,894    56,418
   8           81,779        541,061  553,109    568,819  41,061   53,109    68,819
   9           94,432        546,166  561,510    582,306  46,166   61,510    82,306
  10          107,717        551,004  570,077    596,958  51,004   70,077    96,958
  11          121,667        556,027  579,290    613,394  56,027   79,290   113,394
  12          136,314        560,710  588,624    631,211  60,710   88,624   131,211
  13          151,694        565,008  598,032    650,494  65,008   98,032   150,494
  14          167,843        568,862  607,449    671,319  68,862  107,449   171,319
  15          184,799        572,204  616,796    693,761  72,204  116,796   193,761
  16          202,603        574,960  625,986    717,893  74,960  125,986   217,893
  17          221,297        577,013  634,882    743,750  77,013  134,882   243,750
  18          240,926        578,333  643,425    771,459  78,333  143,425   271,459
  19          261,536        578,793  651,458    801,058  78,793  151,458   301,058
  20          283,177        578,282  658,829    832,601  78,282  158,829   332,601
  25          408,735        555,815  678,331  1,020,088  55,815  178,331   520,088
  30          568,983             **  635,785  1,246,535      **  135,785   746,535
  35          773,504             **       **  1,479,900      **       **   979,900

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                         VARIABLE ESTATE PROTECTION EDGE

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
                VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

      The following tables on pages 54 TO 61 of this Supplement replace the illustration in the John Hancock Life Insurance Company Variable Estate Protection Edge Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 25 of the Variable Estate Protection Edge Product Prospectus, except for the following:

..    The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.87%, 5.08% and 11.03%."

..    The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.75%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $8,564*
      USING CURRENT CHARGES

                                    Death Benefit                Surrender Value
                             ---------------------------  -----------------------------
                                Assuming hypothetical         Assuming hypothetical
End of    Planned Premiums     gross annual return of        gross annual return of
Policy     accumulated at    ---------------------------  -----------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,992        500,000  500,000    500,000        0        0           0
   2           18,434        500,000  500,000    500,000    2,850    3,965       5,129
   3           28,348        500,000  500,000    500,000    8,633   10,820      13,193
   4           38,758        500,000  500,000    500,000   14,313   17,925      22,003
   5           49,688        500,000  500,000    500,000   22,859   28,330      34,743
   6           61,164        500,000  500,000    500,000   29,858   37,803      47,338
   7           73,215        500,000  500,000    500,000   37,144   48,134      61,680
   8           85,868        500,000  500,000    500,000   44,453   59,088      77,655
   9           99,153        500,000  500,000    500,000   51,687   70,600      95,333
  10          113,103        500,000  500,000    500,000   58,665   82,520     114,716
  11          127,750        500,000  500,000    500,000   66,243   95,687     136,972
  12          143,130        500,000  500,000    500,000   73,774  109,411     161,511
  13          159,279        500,000  500,000    500,000   81,177  123,766     188,648
  14          176,235        500,000  500,000    500,000   88,453  138,790     218,677
  15          194,039        500,000  500,000    500,000   95,608  154,526     251,926
  16          212,733        500,000  500,000    500,000  101,980  170,362     288,118
  17          232,362        500,000  500,000    500,000  108,148  186,922     328,248
  18          252,972        500,000  500,000    500,000  114,084  204,232     372,764
  19          274,613        500,000  500,000    500,000  119,758  222,318     422,176
  20          297,336        500,000  500,000    548,561  125,135  241,212     477,009
  25          429,172        500,000  500,000    899,588  148,526  350,136     856,751
  30          597,432        500,000  514,203  1,568,914  158,386  489,717   1,494,204
  35          812,179        500,000  702,376  2,684,409  141,572  668,929   2,556,580

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $8,564*
      USING CURRENT CHARGES

                                     Death Benefit                  Surrender Value
                             -----------------------------  -----------------------------
                                 Assuming hypothetical          Assuming hypothetical
End of    Planned Premiums      gross annual return of         gross annual return of
Policy     accumulated at    -----------------------------  -----------------------------
 Year    5% annual interest    0%        6%         12%       0%       6%         12%
-------  ------------------  -------  ---------  ---------  -------  -------  -----------
   1            8,992        505,422    505,812    506,202        0        0           0
   2           18,434        510,727    511,842    513,006    2,848    3,964       5,128
   3           28,348        515,907    518,093    520,466    8,628   10,814      13,187
   4           38,758        520,983    524,592    528,668   14,303   17,912      21,988
   5           49,688        528,150    533,617    540,025   22,841   28,307      34,716
   6           61,164        535,137    543,077    552,603   29,827   37,768      47,294
   7           73,215        541,979    552,963    566,493   37,098   48,082      61,612
   8           85,868        548,666    563,296    581,836   44,384   59,014      77,554
   9           99,153        555,186    574,093    598,784   51,589   70,497      95,187
  10          113,103        561,526    585,376    617,506   58,528   82,378     114,509
  11          127,750        568,470    597,905    639,095   66,072   95,507     136,697
  12          143,130        575,361    610,978    662,940   73,563  109,179     161,142
  13          159,279        582,110    624,664    689,349   80,911  123,465     188,150
  14          176,235        588,717    639,000    718,609   88,117  138,400     218,009
  15          194,039        595,188    654,030    751,044   95,188  154,030     251,044
  16          212,733        601,443    669,713    786,921  101,443  169,713     286,921
  17          232,362        607,450    686,054    826,592  107,450  186,054     326,592
  18          252,972        613,169    703,052    870,438  113,169  203,052     370,438
  19          274,613        618,555    720,700    918,875  118,555  220,700     418,875
  20          297,336        623,552    738,983    972,357  123,552  238,983     472,357
  25          429,172        643,310    839,778  1,336,836  143,310  339,778     836,836
  30          597,432        643,079    949,401  1,928,857  143,079  449,401   1,428,857
  35          812,179        604,038  1,049,900  2,881,282  104,038  549,900   2,381,282

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,564*
      USING MAXIMUM CHARGES

                                    Death Benefit                Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of        gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,992        500,000  500,000    500,000       0        0           0
   2           18,434        500,000  500,000    500,000   2,779    3,890       5,049
   3           28,348        500,000  500,000    500,000   8,527   10,704      13,067
   4           38,758        500,000  500,000    500,000  14,145   17,738      21,796
   5           49,688        500,000  500,000    500,000  22,562   28,000      34,377
   6           61,164        500,000  500,000    500,000  29,353   37,247      46,719
   7           73,215        500,000  500,000    500,000  36,347   47,256      60,696
   8           85,868        500,000  500,000    500,000  43,262   57,775      76,174
   9           99,153        500,000  500,000    500,000  49,991   68,724      93,203
  10          113,103        500,000  500,000    500,000  56,334   79,933     111,758
  11          127,750        500,000  500,000    500,000  62,339   91,487     132,092
  12          143,130        500,000  500,000    500,000  67,963  103,382     154,389
  13          159,279        500,000  500,000    500,000  73,157  115,610     178,858
  14          176,235        500,000  500,000    500,000  77,857  128,156     205,731
  15          194,039        500,000  500,000    500,000  81,991  141,001     235,279
  16          212,733        500,000  500,000    500,000  84,880  153,530     267,223
  17          232,362        500,000  500,000    500,000  87,006  166,301     302,525
  18          252,972        500,000  500,000    500,000  88,316  179,338     341,664
  19          274,613        500,000  500,000    500,000  88,674  192,611     385,177
  20          297,336        500,000  500,000    500,000  87,947  206,109     433,728
  25          429,172        500,000  500,000    805,366  60,717  276,467     767,016
  30          597,432             **  500,000  1,385,718      **  352,588   1,319,731
  35          812,179             **  500,000  2,326,099      **  450,626   2,215,332

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $8,564*
      USING MAXIMUM CHARGES

                                    Death Benefit                Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of        gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,992        505,386  505,775    506,164       0        0           0
   2           18,434        510,656  511,767    512,927   2,777    3,888       5,048
   3           28,348        515,802  517,978    520,340   8,522   10,698      13,061
   4           38,758        520,813  524,404    528,459  14,133   17,724      21,779
   5           49,688        527,847  533,279    539,650  22,537   27,970      34,340
   6           61,164        534,619  542,498    551,955  29,309   37,188      46,645
   7           73,215        541,152  552,030    565,439  36,270   47,149      60,558
   8           85,868        547,421  561,876    580,213  43,139   57,594      75,931
   9           99,153        553,398  572,028    596,394  49,801   68,432      92,797
  10          113,103        559,049  582,477    614,103  56,051   79,480     111,106
  11          127,750        564,332  593,203    633,472  61,934   90,805     131,074
  12          143,130        569,199  604,180    654,638  67,401  102,382     152,840
  13          159,279        573,591  615,372    677,743  72,392  114,173     176,544
  14          176,235        577,433  626,723    702,930  76,833  126,124     202,330
  15          194,039        580,639  638,168    730,345  80,639  138,168     230,345
  16          212,733        583,115  649,628    760,147  83,115  149,628     260,147
  17          232,362        584,725  660,979    792,463  84,725  160,979     292,463
  18          252,972        585,409  672,175    827,523  85,409  172,175     327,523
  19          274,613        585,016  683,071    865,486  85,016  183,071     365,486
  20          297,336        583,400  693,525    906,536  83,400  193,525     406,536
  25          429,172        549,850  731,737  1,164,010  49,850  231,737     664,010
  30          597,432             **  714,841  1,520,089      **  214,841   1,020,089
  35          812,179             **  576,808  1,988,602      **   76,808   1,488,602

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $8,564*
      USING CURRENT CHARGES

                                    Death Benefit                Surrender Value
                             ---------------------------  -----------------------------
                                Assuming hypothetical         Assuming hypothetical
End of    Planned Premiums     gross annual return of        gross annual return of
Policy     accumulated at    ---------------------------  -----------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,992        500,000  500,000    500,000        0        0           0
   2           18,434        500,000  500,000    500,000    2,850    3,965       5,129
   3           28,348        500,000  500,000    500,000    8,633   10,820      13,193
   4           38,758        500,000  500,000    500,000   14,313   17,925      22,003
   5           49,688        500,000  500,000    500,000   22,859   28,330      34,743
   6           61,164        500,000  500,000    500,000   29,858   37,803      47,338
   7           73,215        500,000  500,000    500,000   37,144   48,134      61,680
   8           85,868        500,000  500,000    500,000   44,453   59,088      77,655
   9           99,153        500,000  500,000    500,000   51,687   70,600      95,333
  10          113,103        500,000  500,000    500,000   58,665   82,520     114,716
  11          127,750        500,000  500,000    500,000   66,243   95,687     136,972
  12          143,130        500,000  500,000    500,000   73,774  109,411     161,511
  13          159,279        500,000  500,000    500,000   81,177  123,766     188,648
  14          176,235        500,000  500,000    500,000   88,453  138,790     218,677
  15          194,039        500,000  500,000    500,597   95,608  154,526     251,924
  16          212,733        500,000  500,000    553,596  101,980  170,362     288,081
  17          232,362        500,000  500,000    610,228  108,148  186,922     328,104
  18          252,972        500,000  500,000    670,803  114,084  204,232     372,386
  19          274,613        500,000  500,000    735,740  119,758  222,318     421,358
  20          297,336        500,000  500,000    805,470  125,135  241,212     475,488
  25          429,172        500,000  516,856  1,248,225  148,526  350,004     845,272
  30          597,432        500,000  640,059  1,914,868  158,386  483,375   1,446,118
  35          812,179        500,000  784,216  2,936,752  141,572  642,659   2,406,643

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $8,564*
      USING CURRENT CHARGES

                                     Death Benefit                 Surrender Value
                             -----------------------------  -----------------------------
                                 Assuming hypothetical          Assuming hypothetical
End of    Planned Premiums      gross annual return of         gross annual return of
Policy     accumulated at    -----------------------------  -----------------------------
 Year    5% annual interest    0%        6%         12%       0%       6%         12%
-------  ------------------  -------  ---------  ---------  -------  -------  -----------
   1            8,992        505,422    505,812    506,202        0        0           0
   2           18,434        510,727    511,842    513,006    2,848    3,964       5,128
   3           28,348        515,907    518,093    520,466    8,628   10,814      13,187
   4           38,758        520,983    524,592    528,668   14,303   17,912      21,988
   5           49,688        528,150    533,617    540,025   22,841   28,307      34,716
   6           61,164        535,137    543,077    552,603   29,827   37,768      47,294
   7           73,215        541,979    552,963    566,493   37,098   48,082      61,612
   8           85,868        548,666    563,296    581,836   44,384   59,014      77,554
   9           99,153        555,186    574,093    598,784   51,589   70,497      95,187
  10          113,103        561,526    585,376    617,506   58,528   82,378     114,509
  11          127,750        568,470    597,905    639,095   66,072   95,507     136,697
  12          143,130        575,361    610,978    662,940   73,563  109,179     161,142
  13          159,279        582,110    624,664    689,349   80,911  123,465     188,150
  14          176,235        588,717    639,000    718,609   88,117  138,400     218,009
  15          194,039        595,188    654,030    751,044   95,188  154,030     251,044
  16          212,733        601,443    669,713    786,921  101,443  169,713     286,921
  17          232,362        607,450    686,054    826,592  107,450  186,054     326,592
  18          252,972        613,169    703,052    870,438  113,169  203,052     370,438
  19          274,613        618,556    720,700    918,875  118,556  220,700     418,875
  20          297,336        623,555    738,983    972,357  123,555  238,983     472,357
  25          429,172        643,335    839,778  1,336,836  143,335  339,778     836,836
  30          597,432        643,216    949,400  1,928,857  143,216  449,400   1,428,857
  35          812,179        604,570  1,049,898  2,902,148  104,570  549,898   2,378,285

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,564*
      USING MAXIMUM CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of        gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,992        500,000  500,000    500,000       0        0           0
   2           18,434        500,000  500,000    500,000   2,779    3,890       5,049
   3           28,348        500,000  500,000    500,000   8,527   10,704      13,067
   4           38,758        500,000  500,000    500,000  14,145   17,738      21,796
   5           49,688        500,000  500,000    500,000  22,562   28,000      34,377
   6           61,164        500,000  500,000    500,000  29,353   37,247      46,719
   7           73,215        500,000  500,000    500,000  36,347   47,256      60,696
   8           85,868        500,000  500,000    500,000  43,262   57,775      76,174
   9           99,153        500,000  500,000    500,000  49,991   68,724      93,203
  10          113,103        500,000  500,000    500,000  56,334   79,933     111,758
  11          127,750        500,000  500,000    500,000  62,339   91,487     132,092
  12          143,130        500,000  500,000    500,000  67,963  103,382     154,389
  13          159,279        500,000  500,000    500,000  73,157  115,610     178,858
  14          176,235        500,000  500,000    500,000  77,857  128,156     205,731
  15          194,039        500,000  500,000    500,000  81,991  141,001     235,279
  16          212,733        500,000  500,000    513,403  84,880  153,530     267,165
  17          232,362        500,000  500,000    561,766  87,006  166,301     302,046
  18          252,972        500,000  500,000    612,770  88,316  179,338     340,170
  19          274,613        500,000  500,000    666,619  88,674  192,611     381,772
  20          297,336        500,000  500,000    723,527  87,947  206,109     427,115
  25          429,172        500,000  500,000  1,062,408  60,717  276,467     719,440
  30          597,432             **  500,000  1,518,361      **  352,588   1,146,673
  35          812,179             **  538,084  2,137,558      **  440,955   1,751,711

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,564*
      USING MAXIMUM CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of        gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,992        505,386  505,775    506,164       0        0           0
   2           18,434        510,656  511,767    512,927   2,777    3,888       5,048
   3           28,348        515,802  517,978    520,340   8,522   10,698      13,061
   4           38,758        520,813  524,404    528,459  14,133   17,724      21,779
   5           49,688        527,847  533,279    539,650  22,537   27,970      34,340
   6           61,164        534,619  542,498    551,955  29,309   37,188      46,645
   7           73,215        541,152  552,030    565,439  36,270   47,149      60,558
   8           85,868        547,421  561,876    580,213  43,139   57,594      75,931
   9           99,153        553,398  572,028    596,394  49,801   68,432      92,797
  10          113,103        559,049  582,477    614,103  56,051   79,480     111,106
  11          127,750        564,332  593,203    633,472  61,934   90,805     131,074
  12          143,130        569,199  604,180    654,638  67,401  102,382     152,840
  13          159,279        573,591  615,372    677,743  72,392  114,173     176,544
  14          176,235        577,433  626,723    702,930  76,833  126,124     202,330
  15          194,039        580,639  638,168    730,345  80,639  138,168     230,345
  16          212,733        583,115  649,628    760,147  83,115  149,628     260,147
  17          232,362        584,725  660,979    792,463  84,725  160,979     292,463
  18          252,972        585,413  672,175    827,523  85,413  172,175     327,523
  19          274,613        585,029  683,071    865,486  85,029  183,071     365,486
  20          297,336        583,434  693,525    906,536  83,434  193,525     406,536
  25          429,172        550,451  731,731  1,164,010  50,451  231,731     664,010
  30          597,432             **  714,800  1,520,090      **  214,800   1,020,090
  35          812,179             **  576,757  1,988,605      **   76,757   1,488,605

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                                     FLEX-V2

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
                VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 64 TO 69 of this Supplement replace the illustration in the John Hancock Life Insurance Company Flex-V2 Product Prospectus. The assumptions used for the revised illustrations are the same as those described on page 23 of the Flex-V2 Product Prospectus, except for the following:

..    The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.83%, 5.12% and 11.07%."

..    The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.11%."

FLEX-V2

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000
$900 BASE POLICY PREMIUM (1)

                               Death Benefit(3)               Account Value(3)               Surrender Value(3)
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      299        331        364        0          0           0
   2          1,937      100,000   100,000    100,000      824        915      1,010      254        345         440
   3          2,979      100,000   100,000    100,000    1,332      1,515      1,714      627        810       1,009
   4          4,073      100,000   100,000    100,000    1,822      2,131      2,480      982      1,291       1,640
   5          5,222      100,000   100,000    100,000    2,291      2,762      3,313    1,616      2,087       2,638
   6          6,428      100,000   100,000    100,000    2,741      3,408      4,219    1,931      2,598       3,409
   7          7,694      100,000   100,000    100,000    3,169      4,066      5,203    2,359      3,256       4,393
   8          9,024      100,000   100,000    100,000    3,573      4,738      6,274    2,853      4,018       5,554
   9         10,420      100,000   100,000    100,000    3,953      5,421      7,438    3,323      4,791       6,808
  10         11,886      100,000   100,000    100,000    4,318      6,129      8,724    3,778      5,589       8,184
  11         13,425      100,000   100,000    100,000    4,703      6,899     10,180    4,253      6,449       9,730
  12         15,042      100,000   100,000    100,000    5,062      7,686     11,775    4,747      7,371      11,460
  13         16,739      100,000   100,000    100,000    5,395      8,489     13,523    5,215      8,309      13,343
  14         18,521      100,000   100,000    100,000    5,701      9,310     15,442    5,701      9,310      15,442
  15         20,392      100,000   100,000    100,000    5,978     10,147     17,549    5,978     10,147      17,549
  16         22,356      100,000   100,000    100,000    6,224     10,999     19,865    6,224     10,999      19,865
  17         24,419      100,000   100,000    100,000    6,430     11,859     22,408    6,430     11,859      22,408
  18         26,585      100,000   100,000    100,000    6,589     12,722     25,199    6,589     12,722      25,199
  19         28,859      100,000   100,000    100,000    6,698     13,583     28,265    6,698     13,583      28,265
  20         31,247      100,000   100,000    100,000    6,749     14,437     31,637    6,749     14,437      31,637
  25         45,102      100,000   100,000    100,000    5,918     18,415     54,531    5,918     18,415      54,531
  30         62,785      100,000   100,000    112,115    2,356     21,097     93,429    2,356     21,097      93,429
  35         85,353      100,000   100,000    181,434       **     20,176    157,769       **     20,176     157,769
  40        142,504      100,000   100,000    269,690       **     34,103    256,848       **     34,103     256,848
  45        215,445      100,000   100,000    442,108       **     23,867    421,056       **     23,867     421,056

---------
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2)  Assumes payment of recalculated annual premium amounts of $6,200 after age
     70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $6,200 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.
**   Policy lapses unless additional premium payments are made.

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

FLEX-V2

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000
$900 BASE POLICY PREMIUM (1)

                               Death Benefit(3)               Account Value(3)               Surrender Value(3)
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      275        307        338        0          0           0
   2          1,937      100,000   100,000    100,000      777        865        957        7         95         187
   3          2,979      100,000   100,000    100,000    1,261      1,438      1,630      356        533         725
   4          4,073      100,000   100,000    100,000    1,728      2,026      2,361      688        986       1,321
   5          5,222      100,000   100,000    100,000    2,175      2,627      3,156    1,000      1,452       1,981
   6          6,428      100,000   100,000    100,000    2,603      3,242      4,020    1,293      1,932       2,710
   7          7,694      100,000   100,000    100,000    3,008      3,868      4,958    1,798      2,658       3,748
   8          9,024      100,000   100,000    100,000    3,391      4,506      5,977    2,271      3,386       4,857
   9         10,420      100,000   100,000    100,000    3,749      5,153      7,084    2,819      4,223       6,154
  10         11,886      100,000   100,000    100,000    4,091      5,823      8,306    3,551      5,283       7,766
  11         13,425      100,000   100,000    100,000    4,408      6,503      9,639    3,958      6,053       9,189
  12         15,042      100,000   100,000    100,000    4,696      7,192     11,093    4,381      6,877      10,778
  13         16,739      100,000   100,000    100,000    4,954      7,890     12,682    4,774      7,710      12,502
  14         18,521      100,000   100,000    100,000    5,182      8,595     14,419    5,182      8,595      14,419
  15         20,392      100,000   100,000    100,000    5,376      9,304     16,320    5,376      9,304      16,320
  16         22,356      100,000   100,000    100,000    5,534     10,018     18,402    5,534     10,018      18,402
  17         24,419      100,000   100,000    100,000    5,651     10,729     20,681    5,651     10,729      20,681
  18         26,585      100,000   100,000    100,000    5,719     11,432     23,177    5,719     11,432      23,177
  19         28,859      100,000   100,000    100,000    5,734     12,123     25,913    5,734     12,123      25,913
  20         31,247      100,000   100,000    100,000    5,688     12,793     28,913    5,688     12,793      28,913
  25         45,102      100,000   100,000    100,000    4,301     15,600     49,112    4,301     15,600      49,112
  30         62,785      100,000   100,000    100,000       **     16,455     83,185       **     16,455      83,185
  35         85,353      100,000   100,000    161,475       **     12,401    140,413       **     12,401     140,413
  40        149,286      100,000   100,000    238,950       **     18,909    227,571       **     18,909     227,571
  45        230,884      100,000   100,000    390,797       **         **    372,187       **         **     372,187

---------
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2)  Assumes payment of recalculated annual premium amounts of $7,050 after age
     70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,050 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.
**   Policy lapses unless additional premium payments are made.

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

FLEX-V2

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000
$900 BASE POLICY PREMIUM (1)

                               Death Benefit(3)               Account Value(3)               Surrender Value(3)
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      299        331        364        0          0           0
   2          1,937      100,000   100,000    100,000      824        915      1,010      254        345         440
   3          2,979      100,000   100,000    100,000    1,332      1,515      1,714      627        810       1,009
   4          4,073      100,000   100,000    100,000    1,822      2,131      2,480      982      1,291       1,640
   5          5,222      100,000   100,000    100,000    2,291      2,762      3,313    1,616      2,087       2,638
   6          6,428      100,000   100,000    100,000    2,741      3,408      4,219    1,931      2,598       3,409
   7          7,694      100,000   100,000    100,000    3,169      4,066      5,203    2,359      3,256       4,393
   8          9,024      100,000   100,000    100,000    3,573      4,738      6,274    2,853      4,018       5,554
   9         10,420      100,000   100,000    100,000    3,953      5,421      7,438    3,323      4,791       6,808
  10         11,886      100,000   100,000    100,000    4,318      6,129      8,724    3,778      5,589       8,184
  11         13,425      100,000   100,000    100,000    4,703      6,899     10,180    4,253      6,449       9,730
  12         15,042      100,000   100,000    100,000    5,062      7,686     11,775    4,747      7,371      11,460
  13         16,739      100,000   100,000    100,000    5,395      8,489     13,523    5,215      8,309      13,343
  14         18,521      100,000   100,000    100,000    5,701      9,310     15,442    5,701      9,310      15,442
  15         20,392      100,000   100,000    100,000    5,978     10,147     17,549    5,978     10,147      17,549
  16         22,356      100,000   100,000    100,000    6,224     10,999     19,865    6,224     10,999      19,865
  17         24,419      100,000   100,000    100,000    6,430     11,859     22,408    6,430     11,859      22,408
  18         26,585      100,000   100,000    101,061    6,589     12,722     25,197    6,589     12,722      25,197
  19         28,859      100,000   100,000    102,434    6,698     13,583     28,255    6,698     13,583      28,255
  20         31,247      100,000   100,000    104,073    6,749     14,437     31,606    6,749     14,437      31,606
  25         45,102      100,000   100,000    117,419    5,918     18,415     53,919    5,918     18,415      53,919
  30         62,785      100,000   100,000    143,727    2,356     21,097     89,676    2,356     21,097      89,676
  35         85,353      100,000   100,000    191,832       **     20,176    147,261       **     20,176     147,261
  40        142,504      100,000   101,386    264,084       **     32,342    237,140       **     32,342     237,140
  45        215,445      100,000   100,000    406,149       **     20,721    385,350       **     20,721     385,350

---------
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2)  Assumes payment of recalculated annual premium amounts of $6,200 after age
     70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $6,200 at 6% and $0 at 12%, subject to any maximum required to maintain the Policy's status for federal income tax purposes.
**   Policy lapses unless additional premium payments are made.

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

FLEX-V2

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000
$900 BASE POLICY PREMIUM (1)

                               Death Benefit(3)               Account Value(3)               Surrender Value(3)
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      275        307        338        0          0           0
   2          1,937      100,000   100,000    100,000      777        865        957        7         95         187
   3          2,979      100,000   100,000    100,000    1,261      1,438      1,630      356        533         725
   4          4,073      100,000   100,000    100,000    1,728      2,026      2,361      688        986       1,321
   5          5,222      100,000   100,000    100,000    2,175      2,627      3,156    1,000      1,452       1,981
   6          6,428      100,000   100,000    100,000    2,603      3,242      4,020    1,293      1,932       2,710
   7          7,694      100,000   100,000    100,000    3,008      3,868      4,958    1,798      2,658       3,748
   8          9,024      100,000   100,000    100,000    3,391      4,506      5,977    2,271      3,386       4,857
   9         10,420      100,000   100,000    100,000    3,749      5,153      7,084    2,819      4,223       6,154
  10         11,886      100,000   100,000    100,000    4,091      5,823      8,306    3,551      5,283       7,766
  11         13,425      100,000   100,000    100,000    4,408      6,503      9,639    3,958      6,053       9,189
  12         15,042      100,000   100,000    100,000    4,696      7,192     11,093    4,381      6,877      10,778
  13         16,739      100,000   100,000    100,000    4,954      7,890     12,682    4,774      7,710      12,502
  14         18,521      100,000   100,000    100,000    5,182      8,595     14,419    5,182      8,595      14,419
  15         20,392      100,000   100,000    100,000    5,376      9,304     16,320    5,376      9,304      16,320
  16         22,356      100,000   100,000    100,000    5,534     10,018     18,402    5,534     10,018      18,402
  17         24,419      100,000   100,000    100,000    5,651     10,729     20,681    5,651     10,729      20,681
  18         26,585      100,000   100,000    100,000    5,719     11,432     23,177    5,719     11,432      23,177
  19         28,859      100,000   100,000    100,093    5,734     12,123     25,913    5,734     12,123      25,913
  20         31,247      100,000   100,000    101,377    5,688     12,793     28,911    5,688     12,793      28,911
  25         45,102      100,000   100,000    112,260    4,301     15,600     48,759    4,301     15,600      48,759
  30         62,785      100,000   100,000    134,358       **     16,455     80,307       **     16,455      80,307
  35         85,353      100,000   100,000    175,303       **     12,401    130,732       **     12,401     130,732
  40        149,286      100,000   100,000    235,307       **     17,820    208,364       **     17,820     208,364
  45        230,884      100,000   100,000    356,873       **         **    336,075       **         **     336,075

---------
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2)  Assumes payment of recalculated annual premium amounts of $7,050 after age
     70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,050 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

FLEX-V2

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000
$900 BASE POLICY PREMIUM (1)

                               Death Benefit(3)               Account Value(3)               Surrender Value(3)
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      299        331        364        0          0           0
   2          1,937      100,000   100,000    100,000      824        915      1,010      254        345         440
   3          2,979      100,000   100,000    100,000    1,332      1,515      1,714      627        810       1,009
   4          4,073      100,000   100,000    100,000    1,822      2,131      2,480      982      1,291       1,640
   5          5,222      100,000   100,000    100,000    2,291      2,762      3,313    1,616      2,087       2,638
   6          6,428      100,000   100,000    100,000    2,741      3,408      4,219    1,931      2,598       3,409
   7          7,694      100,000   100,000    100,000    3,169      4,066      5,203    2,359      3,256       4,393
   8          9,024      100,000   100,000    100,000    3,573      4,738      6,274    2,853      4,018       5,554
   9         10,420      100,000   100,000    100,000    3,953      5,421      7,438    3,323      4,791       6,808
  10         11,886      100,000   100,000    100,000    4,318      6,129      8,724    3,778      5,589       8,184
  11         13,425      100,000   100,000    100,000    4,703      6,899     10,180    4,253      6,449       9,730
  12         15,042      100,000   100,000    100,000    5,062      7,686     11,775    4,747      7,371      11,460
  13         16,739      100,000   100,000    100,000    5,395      8,489     13,523    5,215      8,309      13,343
  14         18,521      100,000   100,000    100,000    5,701      9,310     15,442    5,701      9,310      15,442
  15         20,392      100,000   100,000    100,000    5,978     10,147     17,549    5,978     10,147      17,549
  16         22,356      100,000   100,000    100,000    6,224     10,999     19,865    6,224     10,999      19,865
  17         24,419      100,000   100,000    100,000    6,430     11,859     22,408    6,430     11,859      22,408
  18         26,585      100,000   100,000    100,000    6,589     12,722     25,199    6,589     12,722      25,199
  19         28,859      100,000   100,000    100,000    6,698     13,583     28,265    6,698     13,583      28,265
  20         31,247      100,000   100,000    100,000    6,749     14,437     31,637    6,749     14,437      31,637
  25         45,102      100,000   100,000    105,870    5,918     18,415     54,485    5,918     18,415      54,485
  30         62,785      100,000   100,000    153,970    2,356     21,097     90,464    2,356     21,097      90,464
  35         85,353      100,000   100,000    219,283       **     20,176    144,875       **     20,176     144,875
  40        142,504      100,000   100,000    301,202       **     44,947    220,048       **     44,947     220,048
  45        215,445      100,000   100,000    415,730       **     77,337    329,265       **     77,337     329,265

---------
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2)  Assumes payment of recalculated annual premium amounts of $6,200 after age
     70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $6,200 at 6% and $0 at 12%.
**   Policy lapses unless additional premium payments are made.

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

FLEX-V2

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000
$900 BASE POLICY PREMIUM (1)

                               Death Benefit(3)               Account Value(3)               Surrender Value(3)
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      275        307        338        0          0           0
   2          1,937      100,000   100,000    100,000      777        865        957        7         95         187
   3          2,979      100,000   100,000    100,000    1,261      1,438      1,630      356        533         725
   4          4,073      100,000   100,000    100,000    1,728      2,026      2,361      688        986       1,321
   5          5,222      100,000   100,000    100,000    2,175      2,627      3,156    1,000      1,452       1,981
   6          6,428      100,000   100,000    100,000    2,603      3,242      4,020    1,293      1,932       2,710
   7          7,694      100,000   100,000    100,000    3,008      3,868      4,958    1,798      2,658       3,748
   8          9,024      100,000   100,000    100,000    3,391      4,506      5,977    2,271      3,386       4,857
   9         10,420      100,000   100,000    100,000    3,749      5,153      7,084    2,819      4,223       6,154
  10         11,886      100,000   100,000    100,000    4,091      5,823      8,306    3,551      5,283       7,766
  11         13,425      100,000   100,000    100,000    4,408      6,503      9,639    3,958      6,053       9,189
  12         15,042      100,000   100,000    100,000    4,696      7,192     11,093    4,381      6,877      10,778
  13         16,739      100,000   100,000    100,000    4,954      7,890     12,682    4,774      7,710      12,502
  14         18,521      100,000   100,000    100,000    5,182      8,595     14,419    5,182      8,595      14,419
  15         20,392      100,000   100,000    100,000    5,376      9,304     16,320    5,376      9,304      16,320
  16         22,356      100,000   100,000    100,000    5,534     10,018     18,402    5,534     10,018      18,402
  17         24,419      100,000   100,000    100,000    5,651     10,729     20,681    5,651     10,729      20,681
  18         26,585      100,000   100,000    100,000    5,719     11,432     23,177    5,719     11,432      23,177
  19         28,859      100,000   100,000    100,000    5,734     12,123     25,913    5,734     12,123      25,913
  20         31,247      100,000   100,000    100,000    5,688     12,793     28,913    5,688     12,793      28,913
  25         45,102      100,000   100,000    100,000    4,301     15,600     49,112    4,301     15,600      49,112
  30         62,785      100,000   100,000    138,400       **     16,455     81,316       **     16,455      81,316
  35         85,353      100,000   100,000    196,404       **     12,401    129,759       **     12,401     129,759
  40        149,286      100,000   100,000    266,857       **     34,184    194,957       **     34,184     194,957
  45        230,884      100,000   100,000    363,983       **     58,950    288,280       **     58,950     288,280

---------
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2)  Assumes payment of recalculated annual premium amounts of $7,050 after age
     70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,050 at 6% and $0 at 12%.
**   Policy lapses unless additional premium payments are made.

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

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                                     FLEX-V1

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
                VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 62 TO 79 of this Supplement replace the illustration in the John Hancock Life Insurance Company Flex-V1 Product Prospectus. The assumptions used for the revised illustration are the same as those described on page 24 of the Flex-V1 Product Prospectus, except for the following:

..    The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.83%, 5.12% and 11.07%."

..    The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.11%."

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE--LEVEL
      $1,113 BASIC PREMIUM (1)
      USING CURRENT CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          1,169      100,000   100,000     100,000      363       413          464
   2          2,396      100,000   100,000     100,000    1,009     1,153        1,303
   3          3,684      100,000   100,000     100,000    1,649     1,931        2,237
   4          5,037      100,000   100,000     100,000    2,282     2,748        3,275
   5          6,458      100,000   100,000     100,000    2,904     3,605        4,429
   6          7,949      100,000   100,000     100,000    3,551     4,540        5,750
   7          9,515      100,000   100,000     100,000    4,255     5,589        7,284
   8         11,160      100,000   100,000     100,000    5,009     6,746        9,041
   9         12,886      100,000   100,000     100,000    5,818     8,016       11,040
  10         14,699      100,000   100,000     100,000    6,611     9,333       13,229
  11         16,603      100,000   100,000     100,000    7,385    10,694       15,626
  12         18,602      100,000   100,000     100,000    8,141    12,103       18,254
  13         20,700      100,000   100,000     100,000    8,742    13,425       21,002
  14         22,904      100,000   100,000     100,000    9,320    14,794       24,028
  15         25,218      100,000   100,000     100,000    9,873    16,210       27,362
  16         27,647      100,000   100,000     101,321   10,401    17,676       31,033
  17         30,198      100,000   100,000     110,846   10,900    19,190       35,052
  18         32,877      100,000   100,000     120,850   11,368    20,755       39,447
  19         35,689      100,000   100,000     131,376   11,806    22,373       44,251
  20         38,643      100,000   100,000     142,453   12,211    24,043       49,499
  25         55,776      100,000   100,000     207,527   13,698    33,285       83,924
  30         77,644      100,000   100,000     293,105   14,006    44,198      136,888
  35        105,553      100,000   106,532     406,675   12,408    56,847      217,009
  40        141,173      100,000   115,494     555,952    7,801    69,642      335,234
  45        186,634      100,000   118,266     748,572        0    79,480      503,072
  50        244,655      100,000   121,031   1,006,930        0    89,348      743,341
  55        318,706      100,000   123,820   1,353,593        0    98,583    1,077,702

---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE AT ISSUE--MODIFIED
      $708 INITIAL BASIC PREMIUM AT ISSUE (1)
      USING CURRENT CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1            743      100,000   100,000    100,000         0        21          50
   2          1,524      100,000   100,000    100,000       274       350         430
   3          2,344      100,000   100,000    100,000       553       698         857
   4          3,204      100,000   100,000    100,000       829     1,066       1,335
   5          4,108      100,000   100,000    100,000     1,100     1,452       1,869
   6          5,057      100,000   100,000    100,000     1,399     1,895       2,504
   7          6,053      100,000   100,000    100,000     1,760     2,428       3,280
   8          7,099      100,000   100,000    100,000     2,176     3,045       4,197
   9          8,197      100,000   100,000    100,000     2,649     3,750       5,268
  10          9,350      100,000   100,000    100,000     3,111     4,473       6,429
  11         10,561      100,000   100,000    100,000     3,557     5,213       7,688
  12         11,833      100,000   100,000    100,000     3,989     5,971       9,056
  13         13,168      100,000   100,000    100,000     4,269     6,610      10,407
  14         14,570      100,000   100,000    100,000     4,530     7,262      11,885
  15         16,042      100,000   100,000    100,000     4,767     7,926      13,504
  16         17,587      100,000   100,000    100,000     4,982     8,602      15,276
  17         19,210      100,000   100,000    100,000     5,170     9,286      17,215
  18         20,914      100,000   100,000    100,000     5,330     9,977      19,339
  19         22,703      100,000   100,000    100,000     5,460    10,674      21,667
  20         24,581      100,000   100,000    100,000     5,558    11,376      24,222
  25         35,480      100,000   100,000    102,251     5,514    14,909      41,350
  30         49,391      100,000   100,000    145,904     4,238    18,185      68,141
  35         67,144      100,000   100,000    203,672       866    20,398     108,683
  40         89,803      100,000   100,000    280,645         0    20,250     169,226
  45        118,721      100,000   100,000    383,171         0    14,473     257,508
  50        181,776      100,000   100,000    516,817    12,578    23,112     381,528
  55        281,934      100,000   100,000    693,889    26,623    47,700     552,459

---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973.00 for a hypothetical gross investment return of 0%, $8,761 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 40, PREFERRED UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE--LEVEL
      $1,954 BASIC PREMIUM (1)
      USING CURRENT CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          2,052      100,000   100,000    100,000     1,052     1,149       1,246
   2          4,206      100,000   100,000    100,000     2,360     2,644       2,941
   3          6,468      100,000   100,000    100,000     3,638     4,203       4,815
   4          8,843      100,000   100,000    100,000     4,885     5,826       6,888
   5         11,337      100,000   100,000    100,000     6,103     7,522       9,187
   6         13,955      100,000   100,000    100,000     7,344     9,346      11,790
   7         16,705      100,000   100,000    100,000     8,687    11,381      14,804
   8         19,592      100,000   100,000    100,000    10,108    13,607      18,233
   9         22,623      100,000   100,000    100,000    11,620    16,040      22,126
  10         25,806      100,000   100,000    100,000    13,083    18,545      26,379
  11         29,148      100,000   100,000    100,000    14,499    21,126      31,034
  12         32,657      100,000   100,000    100,000    15,879    23,799      36,148
  13         36,342      100,000   100,000    100,000    16,967    26,314      41,518
  14         40,211      100,000   100,000    104,450    18,010    28,923      47,436
  15         44,273      100,000   100,000    115,434    19,000    31,625      53,911
  16         48,538      100,000   100,000    127,055    19,937    34,426      60,993
  17         53,017      100,000   100,000    139,354    20,814    37,327      68,732
  18         57,719      100,000   100,000    152,383    21,630    40,337      77,187
  19         62,657      100,000   100,000    166,176    22,378    43,457      86,415
  20         67,841      100,000   100,000    180,819    23,058    46,699      96,488
  25         97,922      100,000   107,609    269,211    25,306    64,887     162,332
  30        136,313      100,000   127,263    389,700    24,312    85,527     261,895
  35        185,310      100,000   144,865    555,437    18,537   106,943     410,037
  40        247,845      100,000   154,947    781,159         0   123,365     621,942

---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 40, PREFERRED UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE AT ISSUE--MODIFIED
      $1,305 INITIAL BASIC PREMIUM AT ISSUE (1)
      USING CURRENT CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          1,370      100,000   100,000    100,000       460       521         582
   2          2,809      100,000   100,000    100,000     1,182     1,358       1,542
   3          4,320      100,000   100,000    100,000     1,881     2,228       2,604
   4          5,906      100,000   100,000    100,000     2,557     3,130       3,778
   5          7,571      100,000   100,000    100,000     3,210     4,069       5,080
   6          9,320      100,000   100,000    100,000     3,892     5,101       6,581
   7         11,157      100,000   100,000    100,000     4,681     6,305       8,372
   8         13,085      100,000   100,000    100,000     5,553     7,658      10,447
   9         15,109      100,000   100,000    100,000     6,522     9,175      12,837
  10         17,235      100,000   100,000    100,000     7,446    10,716      15,421
  11         19,467      100,000   100,000    100,000     8,325    12,283      18,221
  12         21,810      100,000   100,000    100,000     9,172    13,890      21,275
  13         24,271      100,000   100,000    100,000     9,730    15,280      24,354
  14         26,855      100,000   100,000    100,000    10,244    16,705      27,736
  15         29,568      100,000   100,000    100,000    10,706    18,154      31,449
  16         32,417      100,000   100,000    100,000    11,115    19,632      35,533
  17         35,408      100,000   100,000    100,000    11,460    21,130      40,026
  18         38,548      100,000   100,000    100,000    11,743    22,651      44,979
  19         41,846      100,000   100,000    100,000    11,952    24,188      50,444
  20         45,309      100,000   100,000    105,793    12,087    25,745      56,453
  25         65,398      100,000   100,000    158,770    11,456    33,767      95,737
  30         91,038      100,000   100,000    230,872     6,911    41,332     155,156
  35        133,056      100,000   100,000    325,329    20,231    57,540     240,166
  40        193,680      100,000   107,259    456,615    45,358    85,398     363,547

---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,473 for a hypothetical gross investment return of 0%, $4,217 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE--LEVEL
      $1,113 BASIC PREMIUM (1)
      USING MAXIMUM CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          1,169      100,000   100,000     100,000      339       389          439
   2          2,396      100,000   100,000     100,000      962     1,102        1,249
   3          3,684      100,000   100,000     100,000    1,578     1,853        2,152
   4          5,037      100,000   100,000     100,000    2,188     2,642        3,156
   5          6,458      100,000   100,000     100,000    2,788     3,470        4,272
   6          7,949      100,000   100,000     100,000    3,412     4,374        5,551
   7          9,515      100,000   100,000     100,000    4,094     5,390        7,039
   8         11,160      100,000   100,000     100,000    4,827     6,513        8,744
   9         12,886      100,000   100,000     100,000    5,614     7,749       10,687
  10         14,699      100,000   100,000     100,000    6,385     9,028       12,813
  11         16,603      100,000   100,000     100,000    7,138    10,350       15,140
  12         18,602      100,000   100,000     100,000    7,872    11,717       17,691
  13         20,700      100,000   100,000     100,000    8,450    12,993       20,350
  14         22,904      100,000   100,000     100,000    9,004    14,313       23,278
  15         25,218      100,000   100,000     100,000    9,534    15,679       26,503
  16         27,647      100,000   100,000     100,000   10,036    17,090       30,055
  17         30,198      100,000   100,000     107,362   10,509    18,546       33,951
  18         32,877      100,000   100,000     117,059   10,953    20,050       38,210
  19         35,689      100,000   100,000     127,257   11,365    21,603       42,863
  20         38,643      100,000   100,000     137,992   11,746    23,206       47,949
  25         55,776      100,000   100,000     200,985   13,097    32,042       81,278
  30         77,644      100,000   100,000     283,695   13,244    42,398      132,494
  35        105,553      100,000   102,033     393,271   11,439    54,447      209,856
  40        141,173      100,000   112,575     539,211    6,522    67,882      325,139
  45        186,634      100,000   117,919     729,002        0    79,247      489,921
  50        244,655      100,000   120,681     980,626        0    89,090      723,923
  55        318,706      100,000   123,466   1,318,253        0    98,301    1,049,564

---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE AT ISSUE--MODIFIED
      $708 INITIAL BASIC PREMIUM AT ISSUE (1)
      USING MAXIMUM CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1            743      100,000   100,000    100,000         0         0          24
   2          1,524      100,000   100,000    100,000       227       300         377
   3          2,344      100,000   100,000    100,000       482       621         773
   4          3,204      100,000   100,000    100,000       736       960       1,216
   5          4,108      100,000   100,000    100,000       984     1,317       1,712
   6          5,057      100,000   100,000    100,000     1,261     1,729       2,306
   7          6,053      100,000   100,000    100,000     1,600     2,230       3,035
   8          7,099      100,000   100,000    100,000     1,993     2,812       3,901
   9          8,197      100,000   100,000    100,000     2,445     3,482       4,914
  10          9,350      100,000   100,000    100,000     2,885     4,169       6,013
  11         10,561      100,000   100,000    100,000     3,311     4,869       7,202
  12         11,833      100,000   100,000    100,000     3,721     5,585       8,491
  13         13,168      100,000   100,000    100,000     3,977     6,178       9,754
  14         14,570      100,000   100,000    100,000     4,213     6,782      11,134
  15         16,042      100,000   100,000    100,000     4,427     7,395      12,643
  16         17,587      100,000   100,000    100,000     4,617     8,015      14,291
  17         19,210      100,000   100,000    100,000     4,779     8,640      16,094
  18         20,914      100,000   100,000    100,000     4,913     9,269      18,066
  19         22,703      100,000   100,000    100,000     5,017     9,901      20,225
  20         24,581      100,000   100,000    100,000     5,090    10,535      22,593
  25         35,480      100,000   100,000    100,000     4,908    13,651      38,417
  30         49,391      100,000   100,000    135,657     3,465    16,350      63,355
  35         67,144      100,000   100,000    189,366         0    17,722     101,049
  40         89,803      100,000   100,000    260,757         0    16,267     157,234
  45        118,721      100,000   100,000    356,029         0     8,455     239,267
  50        184,937      100,000   100,000    479,893    12,501    16,552     354,269
  55        291,510      100,000   100,000    644,085    26,371    41,803     512,806

---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $9,700 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 40, PREFERRED UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE--LEVEL
      $1,954 BASIC PREMIUM (1)
      USING MAXIMUM CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          2,052      100,000   100,000    100,000       895       987       1,079
   2          4,206      100,000   100,000    100,000     2,038     2,303       2,579
   3          6,468      100,000   100,000    100,000     3,141     3,661       4,226
   4          8,843      100,000   100,000    100,000     4,202     5,062       6,034
   5         11,337      100,000   100,000    100,000     5,221     6,509       8,026
   6         13,955      100,000   100,000    100,000     6,260     8,069      10,287
   7         16,705      100,000   100,000    100,000     7,384     9,810      12,905
   8         19,592      100,000   100,000    100,000     8,579    11,719      15,892
   9         22,623      100,000   100,000    100,000     9,858    13,813      19,289
  10         25,806      100,000   100,000    100,000    11,087    15,960      22,996
  11         29,148      100,000   100,000    100,000    12,265    18,162      27,047
  12         32,657      100,000   100,000    100,000    13,385    20,418      31,479
  13         36,342      100,000   100,000    100,000    14,194    22,478      36,086
  14         40,211      100,000   100,000    100,000    14,935    24,589      41,165
  15         44,273      100,000   100,000    100,138    15,600    26,750      46,767
  16         48,538      100,000   100,000    110,148    16,187    28,963      52,877
  17         53,017      100,000   100,000    120,663    16,688    31,228      59,513
  18         57,719      100,000   100,000    131,722    17,104    33,551      66,722
  19         62,657      100,000   100,000    143,355    17,428    35,936      74,548
  20         67,841      100,000   100,000    155,618    17,654    38,386      83,040
  25         97,922      100,000   100,000    227,700    16,870    51,679     137,301
  30        136,313      100,000   100,053    322,552    11,134    67,240     216,769
  35        185,310      100,000   114,444    448,342         0    84,486     330,977
  40        247,845      100,000   118,628    604,726         0    94,449     481,470

---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premium accumulated at 5% interest in Column 2 are those payable is the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 40, PREFERRED UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE AT ISSUE--MODIFIED
      $1,305 INITIAL BASIC PREMIUM AT ISSUE (1)
      USING MAXIMUM CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          1,370      100,000   100,000    100,000       302       358         414
   2          2,809      100,000   100,000    100,000       857     1,014       1,178
   3          4,320      100,000   100,000    100,000     1,379     1,680       2,008
   4          5,906      100,000   100,000    100,000     1,864     2,354       2,910
   5          7,571      100,000   100,000    100,000     2,312     3,038       3,897
   6          9,320      100,000   100,000    100,000     2,785     3,796       5,041
   7         11,157      100,000   100,000    100,000     3,347     4,692       6,419
   8         13,085      100,000   100,000    100,000     3,983     5,712       8,026
   9         15,109      100,000   100,000    100,000     4,706     6,869       9,887
  10         17,235      100,000   100,000    100,000     5,381     8,028      11,883
  11         19,467      100,000   100,000    100,000     6,006     9,187      14,028
  12         21,810      100,000   100,000    100,000     6,573    10,338      16,331
  13         24,271      100,000   100,000    100,000     6,829    11,229      18,559
  14         26,855      100,000   100,000    100,000     7,014    12,100      20,975
  15         29,568      100,000   100,000    100,000     7,119    12,940      23,596
  16         32,417      100,000   100,000    100,000     7,139    13,746      26,445
  17         35,408      100,000   100,000    100,000     7,067    14,509      29,548
  18         38,548      100,000   100,000    100,000     6,900    15,226      32,940
  19         41,846      100,000   100,000    100,000     6,630    15,888      36,655
  20         45,309      100,000   100,000    100,000     6,250    16,487      40,736
  25         65,398      100,000   100,000    113,162     2,099    17,937      68,236
  30         91,038      100,000   100,000    162,740         0    14,380     109,368
  35        147,723      100,000   100,000    221,776    12,501    24,013     163,720
  40        238,108      100,000   100,000    297,212    26,371    48,221     236,634

---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,618 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

                          SUPPLEMENT DATED MAY 1, 2002

                                       TO

                         PROSPECTUSES DATED MAY 1, 2002

                           __________________________

  This Supplement is intended to be distributed with certain prospectuses dated May 1, 2002 for variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "Medallion Variable Universal Life Plus," "Medallion Variable Universal Life Edge," "Variable Estate Protection," "Variable Estate Protection Plus," "Variable Estate Protection Edge," or "Medallion Executive Variable Life III." We refer to these prospectuses as the "Product Prospectuses."

                       AMENDMENTS TO PRODUCT PROSPECTUSES
                       ----------------------------------

  The table on the cover page of each Product Prospectus is amended to include the following additional variable investment option:

--------------------------------------------------------------------------------
  VARIABLE INVESTMENT OPTION                           MANAGED BY:
  --------------------------                           ----------
  Ayco Growth.......................................   The Ayco Company, L.P.
--------------------------------------------------------------------------------

  When you select the Ayco Growth variable investment option, we invest your money in the Ayco Growth Fund of the Ayco Series Trust. In the prospectus, the term "Series Funds" includes the Ayco Series Trust, and the term "funds" includes the Ayco Growth Fund."

  The following table supplements the fund expense table, and the accompanying notes, that appear in the Basic Information section of the Product Prospectuses after the question "What charges will the Series Funds deduct from my investment in the policy?":

                                                                                         Total Fund        Total Fund
                                         Investment  Distribution and  Other Operating    Operating         Operating
                                         Management       Service       Expenses With   Expenses With    Expenses Absent
Fund Name                                    Fee       (12b-1) Fees     Reimbursement   Reimbursement     Reimbursement
---------                                ----------  ----------------  ---------------  -------------    --------------
AYCO SERIES TRUST:
Ayco Growth* .........................     0.80%           N/A              0.20%           1.00%            5.35%
                                                                                        ---------------

  * The Ayco Company, L.P. has agreed to waive or limit its fees or assume other fund expenses so that total fund operating expenses will not exceed 1.00% of the fund's average daily net assets. This agreement will continue from year to year subject to annual approval by the Trustees of the Ayco Series Trust.

                           __________________________

  THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS DATED MAY 1, 2002 FOR THE AYCO GROWTH FUND THAT CONTAINS DETAILED INFORMATION ABOUT THE FUND. BE SURE TO READ THAT PROSPECTUS BEFORE SELECTING THIS ADDITIONAL VARIABLE INVESTMENT OPTION.